UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-124048
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 28	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-07501
Amendment No. 44	☑
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account-G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor®
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2022.
The contracts described in this prospectus are not available in the State of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor® Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
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FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
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Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.
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Table of Contents (continued)
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Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.24% [1]	0.24% [1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.30% [2]	4.31% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15% [1]	0.15% [1]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.
	Lowest Annual Cost Estimate: $487.73	Highest Annual Cost Estimate: $3,918.06
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual fund fees and expenses and election of the optional benefit
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the Investment Options chosen by the Contract Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.
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RISKS
Insurance Company Risks	Investment in the contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
RESTRICTIONS
Investments	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).
Optional Benefits	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.
• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor® Variable Annuity Contract).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® Variable Annuity Contract).
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Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. It provides you with a stream of periodic income payments upon your retirement. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefits. A death benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit. The optional death benefit is:
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
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Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•	Rebalancing Program
•	Dollar Cost Averaging Program
•	Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. Certain states or governmental entities charge premium tax on Purchase Payments. We will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options.
Transaction Expenses
Maximum Transfer Fee[1]	$25 [2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240 [3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30% [5]

[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
[2]	Currently, We do not assess a Transfer Fee.
[3]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
[4]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
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The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.30%	4.31%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•	a $100,000 investment in the Contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	election of the ROP Enhanced Death Benefit Rider (0.30%).

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.31%)	$5,093	$15,263	$25,415	$50,714	*	$15,263	$25,415	$50,714	$5,093	$15,263	$25,415	$50,714
Minimum Annual Underlying Mutual Fund Expenses (0.30%)	$ 882	$ 2,756	$ 4,788	$10,648	*	$ 2,756	$ 4,788	$10,648	$ 882	$ 2,756	$ 4,788	$10,648
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•	An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts will be subject to regulatory approval and notice will be provided.
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Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. Natural and man-made disasters may require a significant contingent of Our employees to work from remote locations. During these periods, We could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Our ability to administer the Contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
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COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Jefferson National and the Separate Account
The Contract is issued by Jefferson National, with its home office at 10350 Ormsby Park Place, Louisville, KY 40233. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company. Jefferson National Life Annuity Account G is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: More Information About the Investment Portfolios. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other Contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC is a wholly-owned subsidiary of Jefferson National. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual
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fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36840, Louisville, Kentucky 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, Kentucky 40223
•	by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to
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get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
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•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.
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There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or,
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when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
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Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)	• Owner must be 80 or younger at application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could eliminate the death benefit
• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
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Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
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Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
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The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
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Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred $25,000 to Investment Portfolio S that will serve as the source investment option for her Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B, and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
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Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount (see Appendix C: ROP Enhanced Death Benefit Rider Example).
Expenses
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via a redemption of Accumulation Units/Annuity Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of each month, We redeem Accumulation Units/Annuity Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the
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Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. See Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. We will charge against the Contract Value any premium taxes levied by a state or other governmental entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. We pay the premium tax when due and deduct that amount from the Contract at a later date, such as when you take a withdrawal, when Annuity Payments begin, and/or upon payment of the death benefit. Premium taxes may be deducted from death benefit proceeds.
ROP Enhanced Death Benefit Rider Fee
For an additional fee not to exceed 0.30% of the daily net assets, an applicant can elect the ROP Enhanced Death Benefit Rider. The current fee for the ROP Enhanced Death Benefit Rider is 0.15% of the daily net assets. The ROP Enhanced Death Benefit Rider is generally described as the greater of Contract Value or net Purchase Payments. The fee will be assessed until the earliest of the date the ROP Enhanced Death Benefit Rider benefit is applied to the Contract, automatic termination, or annuitization. For more detailed information about this option, see Benefits Under the Contract. We may realize a profit from this fee. The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
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When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.
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Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit (Return of Contract Value)
If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
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ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
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OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
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The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Fixed Annuity Payments
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Variable Annuity Payments
For Contracts issued prior to July 20, 2012, Owners can elect to have all or a portion of their Annuity Payments be variable. The amount of each variable Annuity Payment will vary depending on the performance of the Investment Portfolios selected. The Investment Portfolios available during annuitization are those Investment Portfolios corresponding to the underlying mutual funds shown in Appendix A: More Information About the Investment Portfolios. We use an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable Annuity Payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
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OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that
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are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 72 (age 70½ if born prior to July 1, 1949) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
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•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
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Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
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Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
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The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_sai.
39

Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Investment Sub-Advisor: Flexible Plan Investments, Ltd.	1.70%	0.00%	1.70%	-5.87%	7.17%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.91%	0.00%	0.91%	19.12%	24.18%	19.08%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.80%*	0.00%	0.80%	11.84%	25.59%	17.90%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	4.20%	21.83%	16.35%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007 Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	-6.05%	21.53%	15.24%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.07%*	0.00%	1.07%	9.27%	6.94%	6.04%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	28.15%	12.86%	13.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	10.85%	4.97%	5.43%
40

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	9.20%	24.72%	17.82%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	35.60%	9.87%	12.84%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	22.57%	22.10%	14.95%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.48%*	0.00%	1.48%	8.00%	14.58%	8.74%
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	-5.04%	20.84%	16.59%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	24.77%	17.29%	14.94%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	0.00%	1.64%	23.93%	15.65%
41

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%*	0.00%	0.90%	18.33%	11.54%	10.14%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	10.78%	8.35%	7.45%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.88%*	0.00%	0.88%	2.27%	4.34%	3.55%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	14.88%	10.30%	9.16%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	6.46%	6.52%	5.54%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	6.26%	5.01%	2.81%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.81%*	0.00%	0.81%	15.76%	11.33%	9.90%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.70%	0.00%	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.99%*	0.00%	0.99%	8.74%	14.35%	10.06%
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	21.71%	10.21%	12.00%
42

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015 Investment Advisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	23.20%	9.41%	12.83%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.79%*	0.00%	0.79%	23.15%	27.04%	20.22%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	24.50%	9.55%	12.04%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-0.77%	2.25%	2.06%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	8.18%	6.31%	6.03%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.84%	11.43%	11.12%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	14.68%	7.97%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%*	0.00%	0.98%	-5.17%	3.23%	1.88%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.93%*	0.00%	0.93%	14.46%	12.99%	11.42%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	16.13%	19.39%	15.43%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	0.00%	1.24%	6.42%	15.15%	12.26%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.86%	0.00%	0.86%	21.68%	25.11%	19.46%
43

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	23.79%	16.10%	15.17%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.04%*	0.00%	1.04%	5.09%	8.48%	6.74%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	12.50%	8.94%
Allocation	American Funds Insurance Series® - Managed Risk Growth Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Sub-Advisor: Milliman Financial Risk Management, LLC	0.94%*	0.00%	0.94%	12.88%	17.89%
Allocation	American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Sub-Advisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	15.05%	12.07%
Allocation	American Funds Insurance Series® - Managed Risk International Fund: Class P2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Capital Research and Management Company Sub-Advisor: Milliman Financial Risk Management, LLC	1.11%*	0.00%	1.11%	-4.12%	5.95%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	17.11%	7.01%
44

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	0.00%	1.09%	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	-0.58%	3.95%	3.03%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	-0.87%	3.03%	2.10%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	0.00%	0.81%	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	0.00%	0.78%	-1.66%	3.60%	3.30%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.88%*	0.00%	0.88%	-1.80%	2.26%	1.64%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.83%*	0.00%	0.83%	28.06%	17.78%	15.44%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	26.21%	11.71%	12.50%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	0.00%	1.05%	20.89%	25.02%	18.25%
45

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	0.00%	0.91%	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	0.00%	1.00%	6.41%	9.71%	7.67%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.02%*	0.00%	1.02%	17.78%	24.31%	19.05%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	0.35%	0.61%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	26.99%	18.48%	15.59%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F) Investment Advisor: Calvert Research and Management	0.63%	0.00%	0.63%	14.72%	12.12%	10.15%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	1.62%	4.67%	4.53%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.23%*	0.00%	1.23%	38.68%	31.08%	23.86%
46

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.68%	0.00%	0.68%	26.29%	12.72%	14.24%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	30.92%	10.56%	12.98%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	27.90%	3.81%	-2.99%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	0.00%	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	0.35%	0.65%	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	0.35%	0.59%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	0.35%	0.75%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	0.35%	0.63%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	0.35%	0.47%	-0.18%	1.10%	0.78%
47

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	39.68%	10.45%	13.59%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	0.00%	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.82%*	0.00%	0.82%	4.84%	5.57%	6.33%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Global Investment Management Corp.	1.75%	0.00%	1.75%	2.26%	18.38%	16.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.98%	0.00%	0.98%	18.51%	9.22%	8.31%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%*	0.00%	0.60%	3.51%	5.33%	4.38%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.84%*	0.00%	0.84%	9.87%	9.74%	8.18%
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.90%*	0.00%	0.90%	12.20%	11.09%	9.43%
48

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.97%*	0.00%	0.97%	14.43%	12.28%	10.47%
Allocation	Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Fidelity Management & Research Company (FMR)	0.93%*	0.00%	0.93%	12.03%	9.63%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	0.00%	0.60%	3.02%	6.07%	4.87%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.82%	0.00%	0.82%	20.39%	10.19%	12.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.91%	0.00%	0.91%	24.27%	20.29%	17.19%
49

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	0.00%	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	11.68%	31.76%	22.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	0.00%	0.92%	4.29%	4.78%	5.35%
50

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	12.11%	16.56%	12.87%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	0.00%	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	25.30%	13.32%	13.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	38.64%	9.05%	10.13%
51

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	0.00%	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	29.71%	12.44%	13.41%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	0.00%	1.45%	4.44%	6.06%	6.32%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	26.78%	8.61%	8.64%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	16.75%	7.44%	7.37%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.98%	0.00%	0.98%	19.16%	6.44%	8.99%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.88%	0.00%	0.88%	26.78%	16.80%	14.39%
52

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.03%*	0.00%	1.03%	2.10%	3.14%	3.69%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.78%	0.00%	0.78%	-1.82%	1.75%	1.28%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.76%*	0.00%	0.76%	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.40%*	0.00%	1.40%	4.65%	3.42%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.94%*	0.00%	0.94%	16.17%	7.93%
Equity	Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	0.79%*	0.00%	0.79%	27.03%	10.62%	12.29%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Guggenheim Investments	0.89%*	0.00%	0.89%	21.73%	10.73%	10.30%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.80%*	0.00%	0.80%	-0.43%	5.10%	4.89%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.17%*	0.00%	1.17%	2.50%	2.51%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	13.68%	18.20%	15.65%
53

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	5.40%	4.64%	6.00%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	26.18%	6.76%	10.21%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	6.54%	14.14%	14.04%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	27.77%	24.22%	18.69%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021 Investment Advisor: Invesco Advisers, Inc.	1.13%	0.00%	1.13%	27.62%	8.93%	10.64%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	9.26%	7.18%	5.98%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	33.35%	11.39%	12.86%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Invesco Advisers, Inc.	0.92%*	0.00%	0.92%	10.29%	8.80%	8.19%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	27.73%	13.97%	12.26%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	-0.65%	4.67%	4.80%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	1.01%*	0.00%	1.01%	-1.00%	4.40%	4.52%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	18.89%	8.36%	11.88%
54

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.55%	0.00%	0.55%	18.65%	9.54%	10.55%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	0.00%	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	0.00%	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	0.97%	0.00%	0.97%	25.71%	7.54%	8.11%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	0.00%	1.12%	-3.56%	2.14%	2.90%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.34%	0.00%	0.34%	0.00%	0.85%	0.44%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-2.26%	2.46%	1.77%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	28.50%	10.21%	12.33%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	0.00%	0.97%	12.29%	14.76%	13.96%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Canada Ltd.	0.94%	0.00%	0.94%	4.38%	4.69%	5.61%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.04%	0.00%	1.04%	27.23%	15.35%	14.77%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	14.41%	25.03%	17.48%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	10.12%	11.64%	9.47%
55

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	10.44%	11.36%	8.01%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	1.00%	0.00%	1.00%	15.96%	11.72%	10.16%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.76%	0.00%	0.76%	-0.84%	4.72%	3.55%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	0.00%	1.22%	41.99%	-11.79%	-4.24%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.01%	0.00%	1.01%	16.97%	8.68%	9.85%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.99%	0.00%	0.99%	30.02%	25.12%	19.06%
56

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	0.00%	0.95%	6.06%	5.47%	6.60%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.79%	0.00%	0.79%	-0.48%	1.99%	1.65%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	16.35%	24.84%	17.04%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.21%	0.00%	1.21%	26.67%	-0.71%	-1.21%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	0.00%	1.14%	15.16%	23.88%	19.46%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	31.17%	12.01%	12.89%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	17.19%	14.38%	11.80%
57

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.71%	0.00%	0.71%	16.83%	19.13%	17.22%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	77.00%*	0.00%	77.00%	22.89%	25.57%	20.29%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.77%	0.00%	0.77%	18.08%	16.69%	13.59%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	17.74%	30.31%	22.95%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Perkins Investment Management LLC ("Perkins")	0.67%	0.00%	0.67%	19.72%	8.75%	10.29%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	13.58%	13.35%	6.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.60%	0.00%	0.60%	20.33%	21.98%	17.44%
Equity	Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Intech Investment Management LLC	0.82%	0.00%	0.82%	21.33%	12.11%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	11.24%	7.99%	4.30%
58

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 Investment Advisor: J.P. Morgan Investment Management Inc.	1.19%*	0.00%	1.19%	9.26%	9.98%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: J.P. Morgan Investment Management Inc.	0.89%*	0.00%	0.89%	8.21%	6.68%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	5.46%	5.07%	3.57%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.06%*	0.00%	1.06%	11.93%	8.40%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	5.83%	7.86%	7.13%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	19.87%	10.45%	11.89%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.80%	0.00%	0.80%	10.29%	11.65%	13.80%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	26.79%	15.29%	13.86%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	21.93%	21.52%	19.44%
59

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	12.31%	21.03%	16.82%
Allocation	Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: QS Investors, LLC and Western Asset Management Company	1.27%	0.00%	1.27%	12.64%	4.72%	5.08%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.82%	0.00%	0.82%	1.32%	5.36%	5.79%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	3.27%	5.65%	6.32%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	25.60%	15.79%	14.16%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	29.01%	11.07%	12.16%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.86%	0.00%	0.86%	8.97%	14.49%	12.24%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	0.00%	0.96%	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	0.00%	0.95%	25.15%	11.97%	13.13%
60

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.99%	13.94%	9.72%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	0.00%	1.22%	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	0.00%	1.07%	-4.93%	19.86%	15.73%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	0.00%	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	0.00%	0.85%	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.63%	0.35%	0.98%	-1.93%	3.32%	2.66%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	0.00%	0.89%	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	0.25%	1.25%	0.00%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	0.00%	1.35%	-7.51%	8.31%	4.04%
61

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.34%	0.00%	0.34%	0.00%	0.81%	0.40%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.28%	0.35%	0.63%	10.98%	9.49%	7.96%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	12.37%	10.19%	9.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	10.43%	8.99%	8.43%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.35%	0.58%	-1.61%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%*	0.35%	0.60%	22.41%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.35%	0.60%	24.43%	12.79%	13.93%
62

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.35%	0.51%	28.49%	18.28%	16.35%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.35%	0.62%	14.54%	11.86%	13.13%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	1.00%	0.00%	1.00%	32.79%	8.34%	11.10%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	12.99%	19.74%	15.36%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.00%	0.83%	0.74%	1.95%	1.69%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	23.47%	15.71%	14.35%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	17.94%	7.91%
Allocation	Northern Lights Variable Trust - 7Twelve Balanced Portfolio This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: 7Twelve Advisors, LLC	1.20%	0.00%	1.20%	13.78%	6.75%
63

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3 Investment Advisor: 7Twelve Advisors, LLC	1.00%	0.00%	1.00%	14.03%	6.96%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	2.02%*	0.00%	2.02%	-2.39%	-0.11%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 Investment Advisor: W. E. Donoghue & Co., LLC	1.31%*	0.00%	1.31%	30.30%	3.67%	5.07%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Power Momentum Index Fund: Class 1) Investment Advisor: W. E. Donoghue & Co., LLC	1.53%*	0.00%	1.53%	29.66%	10.21%	11.28%
Equity	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Probabilities Fund Management, LLC	2.24%*	0.00%	2.24%	2.19%	4.14%
Equity	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	19.66%	12.95%	11.73%
Equity	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	19.31%	12.65%	11.46%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.31%	0.10%	0.41%	9.97%	7.87%	7.07%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.62%	7.60%	6.71%
64

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.33%	0.10%	0.43%	6.74%	6.01%	5.15%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	6.44%	5.76%	4.89%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	16.89%	11.59%	10.40%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	16.51%	11.31%	10.13%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.50%	0.10%	0.60%	8.79%	6.73%	5.53%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	8.57%	6.47%	5.27%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	12.79%	8.54%	6.40%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	12.59%	8.28%	6.14%
65

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.49%	0.10%	0.59%	11.37%	7.92%	6.34%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	11.05%	7.63%	6.07%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.30%	0.10%	0.40%	13.12%	9.79%	8.77%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	12.81%	9.53%	8.49%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	0.00%	1.23%	16.23%	8.57%	6.02%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.08%*	0.00%	1.08%	16.41%	8.73%	6.18%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	0.00%	0.93%	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	1.28%	3.39%	2.93%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.02%	0.00%	1.02%	-2.56%	4.54%	4.41%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	-4.15%	3.11%	1.53%
66

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	-1.51%	3.89%	2.20%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class) Investment Advisor: PIMCO	1.11%*	0.00%	1.11%	12.63%	10.68%	6.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	1.99%	5.05%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-1.95%	3.05%	4.39%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-7.51%	3.13%	1.01%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-0.92%	1.54%	1.58%
Allocation	PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015 Investment Advisor: PIMCO	1.00%*	0.00%	1.00%	8.60%	7.93%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	0.00%	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-1.26%	3.93%	3.43%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.88%	0.00%	0.88%	0.21%	3.95%	3.85%
67

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.05%	0.00%	1.05%	25.33%	10.46%	12.15%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.04%	0.00%	1.04%	27.64%	19.84%	15.89%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.17%*	0.00%	1.17%	5.44%	4.78%	5.90%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.98%	0.00%	0.98%	29.37%	8.93%	10.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.03%*	0.00%	1.03%	1.72%	4.20%	4.21%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.27%	3.25%	5.10%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-18.52%	8.57%	6.04%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	34.09%	8.47%	13.73%
Equity	ProFunds - ProFund VP Basic Materials Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	25.62%	11.76%	8.79%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.62%	-18.08%	-16.73%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	15.73%	12.18%	16.90%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	26.33%	16.17%	14.29%
Equity	ProFunds - ProFund VP Consumer Goods Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.64%	14.23%	12.65%
Equity	ProFunds - ProFund VP Consumer Services Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.23%	15.99%	15.96%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-18.01%	7.82%	2.56%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.52%	6.47%	5.47%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.03%	-0.88%	-3.66%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	30.10%	12.00%	14.05%
68

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	0.01%	0.25%	0.13%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	21.53%	15.95%	15.67%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.40%	13.62%	13.76%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	8.82%	6.91%	5.44%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.65%	0.00%	1.65%	5.30%	21.76%	20.10%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.89%	8.63%	11.70%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.86%	21.92%	17.18%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.92%	10.07%	11.40%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.96%	12.84%	12.69%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.53%	9.36%	11.72%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	22.20%	10.57%	11.74%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	24.80%	26.01%	20.69%
Equity	ProFunds - ProFund VP Oil & Gas Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	51.92%	-3.55%	-1.00%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	11.19%	8.11%	10.06%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-8.93%	8.48%	-4.44%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	37.07%	10.65%	9.94%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	0.39%	-11.02%	-8.90%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	48.48%	31.41%	23.66%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	9.95%	-13.59%	-9.24%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	-13.39%	-11.45%	-10.78%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.07%	-16.13%	-16.38%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-25.12%	-25.87%	-22.23%
69

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.05%	-16.20%	-16.61%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	20.63%	12.42%	13.43%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.55%	8.42%	11.59%
Allocation	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.88%	9.84%	11.22%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	34.95%	30.24%	21.53%
Equity	ProFunds - ProFund VP Telecommunications Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	18.41%	3.09%	6.56%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-7.37%	4.99%	2.94%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	58.14%	29.31%	27.23%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	46.66%	16.56%	21.53%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.50%	50.67%	41.04%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-42.71%	-47.62%	-41.18%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.30%	14.09%	19.59%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.40%	9.51%	9.25%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.02%	0.00%	1.02%	-6.94%	1.69%	3.07%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.95%	0.00%	0.95%	4.97%	5.33%	6.06%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.82%	0.00%	0.82%	-4.58%	3.61%	3.72%
70

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	0.00%	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	0.00%	0.81%	27.30%	13.80%	14.11%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.75%*	0.00%	0.75%	-3.65%	1.61%	1.32%
Allocation	Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.20%*	0.00%	1.20%	0.75%	-0.51%	0.96%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.89%	0.00%	0.89%	23.56%	22.50%	18.28%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.33%*	0.00%	1.33%	29.97%	12.97%	9.24%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	28.81%	6.51%	8.63%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.95%*	0.00%	0.95%	13.03%	8.14%	7.66%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.04%*	0.00%	1.04%	19.61%	10.60%	9.72%
71

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Russell Investment Funds - Global Real Estate Securities Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.91%	0.00%	0.91%	26.77%	9.04%	9.22%
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.06%	0.00%	1.06%	12.65%	8.55%	7.87%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.86%*	0.00%	0.86%	8.23%	6.24%	5.95%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.69%	0.00%	0.69%	-1.82%	3.67%	3.33%
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.25%	0.00%	1.25%	25.79%	12.14%	12.39%
Equity	Russell Investment Funds - U.S. Strategic Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%	0.00%	0.84%	20.39%	16.21%	15.07%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	33.49%	7.35%	11.10%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	22.93%	12.37%	7.87%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	1.42%	12.44%	15.86%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	39.54%	1.95%	-6.56%
72

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	10.61%	7.36%	9.66%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	40.59%	23.45%	23.10%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	38.25%	31.48%	23.75%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	50.45%	-5.87%	-3.54%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	17.50%	-20.11%	-13.27%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	18.71%	9.75%	6.29%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	35.26%	11.89%	13.14%
Alternative	Rydex Variable Trust - Global Managed Futures Fund (formerly, Guggenheim Variable Fund - Global Managed Futures Strategy) Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	0.94%	2.06%	-0.52%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	-7.49%	6.43%	3.88%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund) Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	23.79%	6.51%	5.82%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	18.83%	16.54%	15.43%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	1.68%	4.06%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-4.65%	19.96%	17.86%
73

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.80%*	0.00%	1.80%	-35.32%	-32.62%	-29.44%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	3.48%*	0.00%	3.48%	0.96%	-8.16%	-6.53%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	-23.23%	-15.12%	-15.56%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-25.45%	-24.59%	-21.37%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-18.48%	-15.51%	-15.88%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	-24.44%	-17.80%	-16.50%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.63%*	0.00%	1.63%	-14.09%	14.20%	14.14%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	0.92%	10.42%	12.85%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	35.25%	9.06%	14.73%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) Investment Advisor: Guggenheim Investments	2.02%*	0.00%	2.02%	8.10%	3.70%	2.83%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	53.44%	51.40%	41.85%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.65%*	0.00%	1.65%	25.54%	26.24%	21.11%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.61%*	0.00%	1.61%	42.18%	23.94%	21.92%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.61%	0.00%	1.61%	-9.19%	10.63%	-2.01%
74

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	34.07%	9.20%	9.51%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	11.74%	16.88%	14.04%
Miscellaneous	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	18.99%	13.29%	16.15%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	25.76%	15.10%	19.85%
Miscellaneous	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	58.28%	29.82%	28.08%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	27.58%	19.27%	16.24%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	32.31%	7.93%	11.87%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	12.21%	11.31%	10.53%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	31.25%	9.61%	11.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	19.16%	10.39%	11.72%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	43.40%	5.20%	9.84%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.01%*	0.00%	2.01%	11.09%	-1.65%	2.23%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	20.50%	26.84%	19.94%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	8.98%	6.25%	6.48%
75

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	22.17%	15.42%	16.02%
Money Market	Rydex Variable Trust - U.S. Government Money Market Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012 Investment Advisor: Guggenheim Investments	0.08%*	0.00%	0.08%	0.00%	0.30%	0.15%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	14.52%	8.29%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.03%*	0.00%	2.03%	-13.96%	-1.08%	-5.80%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	17.32%	22.96%	18.92%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	25.21%	10.73%	11.53%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	12.82%	19.22%	20.12%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-0.73%	1.89%	1.33%
Alternative	The Merger Fund VL - The Merger Fund VL This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	0.00%	1.50%	1.08%	4.82%	3.32%
Allocation	The Timothy Plan - Conservative Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.56%	0.00%	1.56%	7.92%	6.15%	5.36%
Allocation	The Timothy Plan - Strategic Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.38%	0.00%	1.38%	12.51%	7.76%	7.03%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	21.58%	3.92%	6.96%
76

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	3.18%	5.64%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	2.66%	5.13%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-4.05%	4.40%	1.17%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.16%	0.00%	1.16%	-11.86%	9.28%	6.87%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	18.91%	2.24%	-0.12%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.35%	0.55%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	21.54%	18.12%	17.35%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.13%	0.35%	0.48%	5.98%	8.09%	7.16%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	0.35%	0.63%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	0.35%	0.65%	25.32%	12.35%	13.06%
77

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	0.35%	0.49%	28.54%	18.30%	16.38%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	0.35%	0.48%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	0.35%	0.76%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	0.35%	0.61%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	0.35%	0.73%	-1.54%	20.47%	13.56%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	0.35%	0.52%	24.35%	15.71%	14.96%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.12%	0.35%	0.47%	10.07%	10.31%	9.21%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	0.35%	0.61%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.35%	0.49%	-0.45%	2.74%	2.47%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; Vanguard Quantitative Equity Group	0.30%	0.00%	0.30%	14.21%	15.59%	14.88%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.35%	0.49%	-1.71%	3.49%	2.76%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	0.35%	0.45%	8.52%
78

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	0.35%	0.48%	25.63%	17.79%	16.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	45.49%	12.57%	11.87%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Newfleet Asset Management, LLC	0.93%	0.00%	0.93%	1.07%	4.32%	4.77%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	8.31%	8.93%	5.01%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
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•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
2:55 P.M.
•	ProFunds - ProFund Access VP High Yield Fund
3:30 P.M.
•	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:45 P.M.
•	Rydex Variable Trust - High Yield Strategy Fund
3:50 P.M.
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
3:55 P.M.
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
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•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Falling U.S. Dollar
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Government Money Market
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP Large-Cap Growth
•	ProFunds - ProFund VP Large-Cap Value
•	ProFunds - ProFund VP Mid-Cap
•	ProFunds - ProFund VP Mid-Cap Growth
•	ProFunds - ProFund VP Mid-Cap Value
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short Mid-Cap
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Short Small-Cap
•	ProFunds - ProFund VP Small-Cap
•	ProFunds - ProFund VP Small-Cap Growth
•	ProFunds - ProFund VP Small-Cap Value
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraBull
•	ProFunds - ProFund VP UltraMid-Cap
•	ProFunds - ProFund VP UltraNASDAQ-100
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•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP UltraSmall-Cap
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
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Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
Florida	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
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Appendix C: ROP Enhanced Death Benefit Rider Example
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
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Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000014324NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000014324, C000014319, C000034754, C000047103

Monument Advisor SelectSM
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2022.
The contracts described in this prospectus are not available in the State of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor SelectSM Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
2

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
3

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.
4

5

Table of Contents (continued)
6

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.24% [1]	0.24% [1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.34% [2]	4.31% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15% [1]	0.15% [1]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee)
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.
	Lowest Annual Cost Estimate: $526.22	Highest Annual Cost Estimate: $3,310.71
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual fund fees and expenses and election of the optional benefit
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the Investment Options chosen by the Contract Owner.
• Each investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.
7

RISKS
Insurance Company Risks	Investment in the contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
RESTRICTIONS
Investments	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).
Optional Benefits	• We reserve the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new Contracts and will not impact any Contracts already in force.
• If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit or other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor SelectSM Variable Annuity Contract).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor SelectSM Variable Annuity Contract).
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Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. It provides you with a stream of periodic income payments upon your retirement. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefits. A death benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit. The optional death benefit is:
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
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Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•	Rebalancing Program
•	Dollar Cost Averaging Program
•	Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. Certain states or governmental entities charge premium tax on Purchase Payments. We will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options.
Transaction Expenses
Maximum Transfer Fee[1]	$25 [2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240 [3]
Optional Benefit[4]
Maximum ROP Enhanced Death Benefit Rider Fee (assessed as an annualized percentage of Contract daily net assets)	0.30% [5]

[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
[2]	Currently, We do not assess a Transfer Fee.
[3]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
[4]	Fees for the optional benefit will only be assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	Currently, the fee associated with the ROP Enhanced Death Benefit Rider is equal to 0.15% of the Contract daily net assets.
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The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.34%	4.31%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•	a $100,000 investment in the Contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	election of the ROP Enhanced Death Benefit Rider (0.30%).

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.31%)	$5,093	$15,263	$25,415	$50,714	*	$15,263	$25,415	$50,714	$5,093	$15,263	$25,415	$50,714
Minimum Annual Underlying Mutual Fund Expenses (0.34%)	$ 924	$ 2,887	$ 5,012	$11,133	*	$ 2,887	$ 5,012	$11,133	$ 924	$ 2,887	$ 5,012	$11,133
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•	An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts will be subject to regulatory approval and notice will be provided.
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Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account (including death benefit guarantees that exceed the Contract Value) are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. Natural and man-made disasters may require a significant contingent of Our employees to work from remote locations. During these periods, We could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Our ability to administer the Contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
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COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Jefferson National and the Separate Account
The Contract is issued by Jefferson National, with its home office at 10350 Ormsby Park Place, Louisville, KY 40233. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company. Jefferson National Life Annuity Account G is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: More Information About the Investment Portfolios. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other Contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC is a wholly-owned subsidiary of Jefferson National. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual
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fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36840, Louisville, Kentucky 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, Kentucky 40223
•	by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor Select Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to
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get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
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•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Select Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.
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There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or,
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when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
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Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the Contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
ROP Enhanced Death Benefit Rider (see Death Benefit)	Enhanced death benefit	0.30% (daily net assets)	0.15% (daily net assets)	• Owner must be 80 or younger at application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could eliminate the death benefit
• Purchase payments are limited to $3,000,000 for one or more Contracts with the ROP Enhanced Death Benefit Rider that use the Measuring Life
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Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
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Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
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The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
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Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred $25,000 to Investment Portfolio S that will serve as the source investment option for her Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B, and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
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Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount (see Appendix C: ROP Enhanced Death Benefit Rider Example).
Expenses
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via a redemption of Accumulation Units/Annuity Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of each month, We redeem Accumulation Units/Annuity Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the
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Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. See Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. We will charge against the Contract Value any premium taxes levied by a state or other governmental entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. We pay the premium tax when due and deduct that amount from the Contract at a later date, such as when you take a withdrawal, when Annuity Payments begin, and/or upon payment of the death benefit. Premium taxes may be deducted from death benefit proceeds.
ROP Enhanced Death Benefit Rider Fee
For an additional fee not to exceed 0.30% of the daily net assets, an applicant can elect the ROP Enhanced Death Benefit Rider. The current fee for the ROP Enhanced Death Benefit Rider is 0.15% of the daily net assets. The ROP Enhanced Death Benefit Rider is generally described as the greater of Contract Value or net Purchase Payments. The fee will be assessed until the earliest of the date the ROP Enhanced Death Benefit Rider benefit is applied to the Contract, automatic termination, or annuitization. For more detailed information about this option, see Benefits Under the Contract. We may realize a profit from this fee. The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
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When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.
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Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit (Return of Contract Value)
If you die during the Accumulation Period (assuming you have not elected the ROP Enhanced Death Benefit Rider), the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
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ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die during the Accumulation Period at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.
Example:
For an example of how the ROP Enhanced Death Benefit Rider is calculated, see Appendix C: ROP Enhanced Death Benefit Rider Example.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
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OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
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The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Fixed Annuity Payments
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Variable Annuity Payments
For Contracts issued prior to July 20, 2012, Owners can elect to have all or a portion of their Annuity Payments be variable. The amount of each variable Annuity Payment will vary depending on the performance of the Investment Portfolios selected. The Investment Portfolios available during annuitization are those Investment Portfolios corresponding to the underlying mutual funds shown in Appendix A: More Information About the Investment Portfolios. We use an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable Annuity Payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
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OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that
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are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 72 (age 70½ if born prior to July 1, 1949) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
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•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
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Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
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Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
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The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_sai.
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Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Investment Sub-Advisor: Flexible Plan Investments, Ltd.	1.70%	0.00%	1.70%	-5.87%	7.17%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.91%	0.00%	0.91%	19.12%	24.18%	19.08%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.80%*	0.00%	0.80%	11.84%	25.59%	17.90%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	4.20%	21.83%	16.35%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	28.15%	12.86%	13.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	35.60%	9.87%	12.84%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	22.57%	22.10%	14.95%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.48%*	0.00%	1.48%	8.00%	14.58%	8.74%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	-5.04%	20.84%	16.59%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	24.77%	17.29%	14.94%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	0.00%	1.64%	23.93%	15.65%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%*	0.00%	0.90%	18.33%	11.54%	10.14%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	10.78%	8.35%	7.45%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.88%*	0.00%	0.88%	2.27%	4.34%	3.55%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	14.88%	10.30%	9.16%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	6.46%	6.52%	5.54%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	6.26%	5.01%	2.81%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.81%*	0.00%	0.81%	15.76%	11.33%	9.90%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.70%	0.00%	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.99%*	0.00%	0.99%	8.74%	14.35%	10.06%
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	21.71%	10.21%	12.00%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.79%*	0.00%	0.79%	23.15%	27.04%	20.22%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	24.50%	9.55%	12.04%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-0.77%	2.25%	2.06%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	8.18%	6.31%	6.03%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.84%	11.43%	11.12%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	14.68%	7.97%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%*	0.00%	0.98%	-5.17%	3.23%	1.88%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.93%*	0.00%	0.93%	14.46%	12.99%	11.42%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	16.13%	19.39%	15.43%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	0.00%	1.24%	6.42%	15.15%	12.26%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.86%	0.00%	0.86%	21.68%	25.11%	19.46%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	23.79%	16.10%	15.17%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.04%*	0.00%	1.04%	5.09%	8.48%	6.74%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	12.50%	8.94%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	17.11%	7.01%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	0.00%	1.09%	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	-0.58%	3.95%	3.03%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	-0.87%	3.03%	2.10%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	0.00%	0.81%	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	0.00%	0.78%	-1.66%	3.60%	3.30%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.88%*	0.00%	0.88%	-1.80%	2.26%	1.64%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.83%*	0.00%	0.83%	28.06%	17.78%	15.44%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	26.21%	11.71%	12.50%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	0.00%	0.91%	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	0.00%	1.00%	6.41%	9.71%	7.67%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.02%*	0.00%	1.02%	17.78%	24.31%	19.05%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	0.30%	0.56%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	26.99%	18.48%	15.59%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F) Investment Advisor: Calvert Research and Management	0.63%	0.00%	0.63%	14.72%	12.12%	10.15%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	1.62%	4.67%	4.53%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.23%*	0.00%	1.23%	38.68%	31.08%	23.86%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.68%	0.00%	0.68%	26.29%	12.72%	14.24%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	30.92%	10.56%	12.98%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	27.90%	3.81%	-2.99%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	0.00%	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	0.30%	0.60%	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	0.30%	0.54%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.30%	0.58%	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	0.30%	0.70%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	0.30%	0.58%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	0.30%	0.42%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.30%	0.51%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.30%	0.59%	39.68%	10.45%	13.59%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	0.00%	1.18%	3.62%	3.18%	3.52%
46

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.82%*	0.00%	0.82%	4.84%	5.57%	6.33%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Global Investment Management Corp.	1.75%	0.00%	1.75%	2.26%	18.38%	16.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.98%	0.00%	0.98%	18.51%	9.22%	8.31%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	0.00%	0.60%	3.02%	6.07%	4.87%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.82%	0.00%	0.82%	20.39%	10.19%	12.80%
47

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	0.00%	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	11.68%	31.76%	22.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	0.00%	0.92%	4.29%	4.78%	5.35%
48

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	12.11%	16.56%	12.87%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	0.00%	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	25.30%	13.32%	13.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	38.64%	9.05%	10.13%
49

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	0.00%	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	29.71%	12.44%	13.41%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	0.00%	1.45%	4.44%	6.06%	6.32%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	26.78%	8.61%	8.64%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	16.75%	7.44%	7.37%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.98%	0.00%	0.98%	19.16%	6.44%	8.99%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.88%	0.00%	0.88%	26.78%	16.80%	14.39%
50

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.03%*	0.00%	1.03%	2.10%	3.14%	3.69%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.78%	0.00%	0.78%	-1.82%	1.75%	1.28%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.76%*	0.00%	0.76%	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.40%*	0.00%	1.40%	4.65%	3.42%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.80%*	0.00%	0.80%	-0.43%	5.10%	4.89%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.17%*	0.00%	1.17%	2.50%	2.51%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	13.68%	18.20%	15.65%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	5.40%	4.64%	6.00%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	26.18%	6.76%	10.21%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	27.77%	24.22%	18.69%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	9.26%	7.18%	5.98%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	33.35%	11.39%	12.86%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	27.73%	13.97%	12.26%
51

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	-0.65%	4.67%	4.80%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	1.01%*	0.00%	1.01%	-1.00%	4.40%	4.52%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	18.89%	8.36%	11.88%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.55%	0.00%	0.55%	18.65%	9.54%	10.55%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	0.00%	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	0.00%	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	0.97%	0.00%	0.97%	25.71%	7.54%	8.11%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	0.00%	1.12%	-3.56%	2.14%	2.90%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.34%	0.00%	0.34%	0.00%	0.85%	0.44%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-2.26%	2.46%	1.77%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	28.50%	10.21%	12.33%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	0.00%	0.97%	12.29%	14.76%	13.96%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Canada Ltd.	0.94%	0.00%	0.94%	4.38%	4.69%	5.61%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.04%	0.00%	1.04%	27.23%	15.35%	14.77%
52

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	14.41%	25.03%	17.48%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	10.12%	11.64%	9.47%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	10.44%	11.36%	8.01%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	1.00%	0.00%	1.00%	15.96%	11.72%	10.16%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.76%	0.00%	0.76%	-0.84%	4.72%	3.55%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	0.00%	1.22%	41.99%	-11.79%	-4.24%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	0.00%	0.95%	6.06%	5.47%	6.60%
53

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.79%	0.00%	0.79%	-0.48%	1.99%	1.65%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	16.35%	24.84%	17.04%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.21%	0.00%	1.21%	26.67%	-0.71%	-1.21%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	0.00%	1.14%	15.16%	23.88%	19.46%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	31.17%	12.01%	12.89%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	17.19%	14.38%	11.80%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.71%	0.00%	0.71%	16.83%	19.13%	17.22%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-1.11%	3.98%	3.42%
54

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	77.00%*	0.00%	77.00%	22.89%	25.57%	20.29%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.77%	0.00%	0.77%	18.08%	16.69%	13.59%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Perkins Investment Management LLC ("Perkins")	0.67%	0.00%	0.67%	19.72%	8.75%	10.29%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	13.58%	13.35%	6.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.60%	0.00%	0.60%	20.33%	21.98%	17.44%
Equity	Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Intech Investment Management LLC	0.82%	0.00%	0.82%	21.33%	12.11%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	11.24%	7.99%	4.30%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 Investment Advisor: J.P. Morgan Investment Management Inc.	1.19%*	0.00%	1.19%	9.26%	9.98%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: J.P. Morgan Investment Management Inc.	0.89%*	0.00%	0.89%	8.21%	6.68%
55

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	5.46%	5.07%	3.57%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.06%*	0.00%	1.06%	11.93%	8.40%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	5.83%	7.86%	7.13%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	19.87%	10.45%	11.89%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.80%	0.00%	0.80%	10.29%	11.65%	13.80%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	26.79%	15.29%	13.86%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	21.93%	21.52%	19.44%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	12.31%	21.03%	16.82%
56

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: QS Investors, LLC and Western Asset Management Company	1.27%	0.00%	1.27%	12.64%	4.72%	5.08%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.82%	0.00%	0.82%	1.32%	5.36%	5.79%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	3.27%	5.65%	6.32%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	25.60%	15.79%	14.16%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	29.01%	11.07%	12.16%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.86%	0.00%	0.86%	8.97%	14.49%	12.24%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	0.00%	0.96%	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	0.00%	0.95%	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.99%	13.94%	9.72%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	0.00%	1.22%	-1.41%	15.61%	10.69%
57

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	0.00%	1.07%	-4.93%	19.86%	15.73%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	0.00%	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	0.00%	0.85%	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.63%	0.30%	0.93%	-1.93%	3.32%	2.66%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	0.00%	0.89%	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	0.25%	1.25%	0.00%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	0.00%	1.35%	-7.51%	8.31%	4.04%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.34%	0.00%	0.34%	0.00%	0.81%	0.40%
58

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.28%	0.30%	0.58%	10.98%	9.49%	7.96%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	12.37%	10.19%	9.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	10.43%	8.99%	8.43%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.30%	0.53%	-1.61%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%*	0.30%	0.55%	22.41%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.30%	0.55%	24.43%	12.79%	13.93%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.30%	0.46%	28.49%	18.28%	16.35%
59

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.30%	0.57%	14.54%	11.86%	13.13%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	1.00%	0.00%	1.00%	32.79%	8.34%	11.10%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	12.99%	19.74%	15.36%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.00%	0.83%	0.74%	1.95%	1.69%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	17.94%	7.91%
Allocation	Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3 Investment Advisor: 7Twelve Advisors, LLC	1.00%	0.00%	1.00%	14.03%	6.96%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	2.02%*	0.00%	2.02%	-2.39%	-0.11%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 Investment Advisor: W. E. Donoghue & Co., LLC	1.31%*	0.00%	1.31%	30.30%	3.67%	5.07%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Power Momentum Index Fund: Class 1) Investment Advisor: W. E. Donoghue & Co., LLC	1.53%*	0.00%	1.53%	29.66%	10.21%	11.28%
Equity	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Probabilities Fund Management, LLC	2.24%*	0.00%	2.24%	2.19%	4.14%
60

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	19.31%	12.65%	11.46%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.62%	7.60%	6.71%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	6.44%	5.76%	4.89%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	16.51%	11.31%	10.13%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	8.57%	6.47%	5.27%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	12.59%	8.28%	6.14%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	11.05%	7.63%	6.07%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	12.81%	9.53%	8.49%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	0.00%	1.23%	16.23%	8.57%	6.02%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	0.00%	0.93%	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	1.28%	3.39%	2.93%
61

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.02%	0.00%	1.02%	-2.56%	4.54%	4.41%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	-4.15%	3.11%	1.53%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	-1.51%	3.89%	2.20%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class) Investment Advisor: PIMCO	1.11%*	0.00%	1.11%	12.63%	10.68%	6.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	1.99%	5.05%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-1.95%	3.05%	4.39%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-7.51%	3.13%	1.01%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-0.92%	1.54%	1.58%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	0.00%	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-1.26%	3.93%	3.43%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.88%	0.00%	0.88%	0.21%	3.95%	3.85%
62

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.05%	0.00%	1.05%	25.33%	10.46%	12.15%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.04%	0.00%	1.04%	27.64%	19.84%	15.89%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.17%*	0.00%	1.17%	5.44%	4.78%	5.90%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.98%	0.00%	0.98%	29.37%	8.93%	10.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.03%*	0.00%	1.03%	1.72%	4.20%	4.21%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.27%	3.25%	5.10%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-18.52%	8.57%	6.04%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	34.09%	8.47%	13.73%
Equity	ProFunds - ProFund VP Basic Materials Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	25.62%	11.76%	8.79%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	15.73%	12.18%	16.90%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	26.33%	16.17%	14.29%
Equity	ProFunds - ProFund VP Consumer Goods Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.64%	14.23%	12.65%
Equity	ProFunds - ProFund VP Consumer Services Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.23%	15.99%	15.96%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-18.01%	7.82%	2.56%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.52%	6.47%	5.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	30.10%	12.00%	14.05%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	21.53%	15.95%	15.67%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.40%	13.62%	13.76%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	8.82%	6.91%	5.44%
63

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.65%	0.00%	1.65%	5.30%	21.76%	20.10%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.89%	8.63%	11.70%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.86%	21.92%	17.18%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.92%	10.07%	11.40%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.96%	12.84%	12.69%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.53%	9.36%	11.72%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	22.20%	10.57%	11.74%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	24.80%	26.01%	20.69%
Equity	ProFunds - ProFund VP Oil & Gas Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	51.92%	-3.55%	-1.00%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	11.19%	8.11%	10.06%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-8.93%	8.48%	-4.44%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	37.07%	10.65%	9.94%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	48.48%	31.41%	23.66%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	20.63%	12.42%	13.43%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.55%	8.42%	11.59%
Allocation	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.88%	9.84%	11.22%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	34.95%	30.24%	21.53%
Equity	ProFunds - ProFund VP Telecommunications Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	18.41%	3.09%	6.56%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.40%	9.51%	9.25%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.02%	0.00%	1.02%	-6.94%	1.69%	3.07%
64

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.95%	0.00%	0.95%	4.97%	5.33%	6.06%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.82%	0.00%	0.82%	-4.58%	3.61%	3.72%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	0.00%	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	0.00%	0.81%	27.30%	13.80%	14.11%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.75%*	0.00%	0.75%	-3.65%	1.61%	1.32%
Allocation	Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.20%*	0.00%	1.20%	0.75%	-0.51%	0.96%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.89%	0.00%	0.89%	23.56%	22.50%	18.28%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.33%*	0.00%	1.33%	29.97%	12.97%	9.24%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	28.81%	6.51%	8.63%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	33.49%	7.35%	11.10%
65

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	22.93%	12.37%	7.87%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	1.42%	12.44%	15.86%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	39.54%	1.95%	-6.56%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	10.61%	7.36%	9.66%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	38.25%	31.48%	23.75%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	50.45%	-5.87%	-3.54%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	17.50%	-20.11%	-13.27%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	35.26%	11.89%	13.14%
Alternative	Rydex Variable Trust - Global Managed Futures Fund (formerly, Guggenheim Variable Fund - Global Managed Futures Strategy) Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	0.94%	2.06%	-0.52%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund) Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	23.79%	6.51%	5.82%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	18.83%	16.54%	15.43%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	1.68%	4.06%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-4.65%	19.96%	17.86%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	0.92%	10.42%	12.85%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) Investment Advisor: Guggenheim Investments	2.02%*	0.00%	2.02%	8.10%	3.70%	2.83%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.65%*	0.00%	1.65%	25.54%	26.24%	21.11%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.61%	0.00%	1.61%	-9.19%	10.63%	-2.01%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	34.07%	9.20%	9.51%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	11.74%	16.88%	14.04%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	27.58%	19.27%	16.24%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	32.31%	7.93%	11.87%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	12.21%	11.31%	10.53%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	31.25%	9.61%	11.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	19.16%	10.39%	11.72%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	43.40%	5.20%	9.84%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	20.50%	26.84%	19.94%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	8.98%	6.25%	6.48%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	22.17%	15.42%	16.02%
67

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	14.52%	8.29%	8.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	17.32%	22.96%	18.92%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	25.21%	10.73%	11.53%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	12.82%	19.22%	20.12%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-0.73%	1.89%	1.33%
Alternative	The Merger Fund VL - The Merger Fund VL This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	0.00%	1.50%	1.08%	4.82%	3.32%
Allocation	The Timothy Plan - Conservative Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.56%	0.00%	1.56%	7.92%	6.15%	5.36%
Allocation	The Timothy Plan - Strategic Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.38%	0.00%	1.38%	12.51%	7.76%	7.03%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	21.58%	3.92%	6.96%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	3.18%	5.64%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-4.05%	4.40%	1.17%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.16%	0.00%	1.16%	-11.86%	9.28%	6.87%
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Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	18.91%	2.24%	-0.12%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.30%	0.50%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.30%	0.64%	21.54%	18.12%	17.35%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.13%	0.30%	0.43%	5.98%	8.09%	7.16%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	0.30%	0.58%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	0.30%	0.60%	25.32%	12.35%	13.06%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	0.30%	0.44%	28.54%	18.30%	16.38%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	0.30%	0.43%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	0.30%	0.71%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	0.30%	0.56%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	0.30%	0.68%	-1.54%	20.47%	13.56%
69

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	0.30%	0.47%	24.35%	15.71%	14.96%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.12%	0.30%	0.42%	10.07%	10.31%	9.21%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	0.30%	0.56%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.30%	0.44%	-0.45%	2.74%	2.47%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.30%	0.44%	-1.71%	3.49%	2.76%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	0.30%	0.40%	8.52%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	0.30%	0.43%	25.63%	17.79%	16.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	45.49%	12.57%	11.87%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Newfleet Asset Management, LLC	0.93%	0.00%	0.93%	1.07%	4.32%	4.77%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	8.31%	8.93%	5.01%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
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Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
3:30 P.M.
•	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:50 P.M.
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Precious Metals Fund
71

•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
3:55 P.M.
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP Large-Cap Growth
•	ProFunds - ProFund VP Large-Cap Value
•	ProFunds - ProFund VP Mid-Cap
•	ProFunds - ProFund VP Mid-Cap Growth
•	ProFunds - ProFund VP Mid-Cap Value
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Small-Cap
72

•	ProFunds - ProFund VP Small-Cap Growth
•	ProFunds - ProFund VP Small-Cap Value
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP Utilities
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Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
Florida	• The ROP Enhanced Death Benefit Rider does not terminate if the Contract Owner is changed or if the Contract is assigned.
74

Appendix C: ROP Enhanced Death Benefit Rider Example
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
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Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000220422NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000220422

Monument Advisor®
Monument Advisor SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company
through its Jefferson National Life Annuity Account G
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2022. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.

General Information
General Information Regarding Jefferson National Life Insurance Company:
Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.
Jefferson National Life Annuity Account G:
Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on Texas Insurance law on January 18, 1996. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.
Each underlying Investment Portfolios is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolios may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons,"
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and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not
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extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract can be distributed over a period not exceeding the life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31 of the tenth year following the eligible designated beneficiary’s death. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
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Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 72 (age 70½ if born prior July 1, 1949) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 72 (age 70½ if born prior to July 1, 1949). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born before July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distribution not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
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As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
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Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
See Annuity Payments (The Annuity Period) located in the prospectus. The Company makes available several fixed annuity options. Additionally, for Contracts issued prior to July 20, 2012, Owners can elect to have all or a portion of their Annuity Payments be variable. Annuity Payments for Contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
•	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
•	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
•	the Annuity Option you select.
Assumed Investment Return
You can choose either a 3% or 5% assumed investment rate (AIR). An assumed investment rate is the net investment rate of return required to maintain level variable annuity payments. If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when
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investment performance decreases. We use the investment rate of return to determine the amount of the first variable Annuity Payment.
Subsequent Variable Annuity Payments
Variable Annuity Payments after the first will vary with the performance of the Investment Portfolio(s) you choose after the investment performance is adjusted by the AIR factor.
The dollar amount of each subsequent variable Annuity Payment is determined by taking the portion of the first Annuity Payment funded by a particular Sub-account divided by the unit value for that Sub-account as of the Annuity Date. This establishes the number of annuity units provided by each Sub-Account for each variable Annuity Payment after the first.
The number of annuity units for each Sub-account is multiplied by the annuity unit value for that Sub-account for the Business Day for which the payment is due. The sum of these results for all the Sub-accounts in which you are invested establishes the dollar amount of the variable Annuity Payment.
Subsequent variable Annuity Payments may be more or less than the previous variable Annuity Payment, depending on whether the net investment performance of the elected Investment Portfolio(s) is greater or lesser than the AIR.
Value of an Annuity Unit
Every Business Day, we determine the value of an annuity unit for each of the Sub-accounts by multiplying the annuity unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for any applicable Low Cost Fund Platform Fees.
The value of an annuity unit may go up or down from Business Day to Business Day.
Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company, during the last calendar year.
Centarus
Kestra Investment Services
Raymond James
Trust Company of America/Axos
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Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2022.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life Annuity Account G and the statutory financial statements and financial statement schedules I, IV and V of Jefferson National Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated April 21, 2022 of Jefferson National Life Insurance Company includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance.
Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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Financial Statements
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JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2021

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)

AB Small Cap Growth Class B (ABSCGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4) (1)

American Funds The Bond Fund of America Class 4 (AMVBD4) (1)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

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American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Capitalization Class 4 (AMVGS4)

American Funds Capital World Growth and Income Class 4 (AMVGW4) (1)

American Funds American High-Income Trust Class 4 (AMVHI4) (1)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World Class 4 (AMVNW4)

American Funds U.S. Government Securities Class 4 (AMVUA4) (1)

American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2) (1)

American Funds Mngd Rsk Growth Class P-2 (AVRGP2)

American Funds Mngd Rsk International P-2 (AVRIP2)

AMUNDI PIONEER ASSET MANAGEMENT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value Class 1 (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value Class 1 (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS) (1)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

3

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Dynamic Capital Appreciation Serv II (FDCA2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP FundsManager 20% Service 2 (FVF202)

Fidelity VIP FundsManager 50% Service 2 (FVF502)

Fidelity VIP FundsManager 60% Service 2 (FVF602)

Fidelity VIP FundsManager 70% Service 2 (FVF702)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

Fidelity VIP Value Strategies - Serv II (FVSS2)

Fidelity VIP Target Volatility - Serv II (FVTV2)

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

4

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Trend Driven Allocation - Ser (GVGMNS) (1)

Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

5

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Main Street Mid Cap II (IVMCC2) (1)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco V.I. Conservative Balanced II (OVCBS) (1)

Invesco V.I. Main Street II (OVGIS) (1)

Invesco V.I. Global II (OVGSS) (1)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco V.I. Global Strategic Income II (OVSBS) (1)

Invesco V.I. Core Bond II (OVTRBS) (1)

IVY VIP

Delaware Ivy VIP Asset Strategy - Class 2 (WRASP) (1)

Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP) (1)

Delaware Ivy VIP Balanced - Class 2 (WRBP) (1)

Delaware Ivy VIP Global Equity Income - Class 2 (WRDIV) (1)

6

Delaware Ivy VIP Energy - Class 2 (WRENG) (1)

Delaware Ivy VIP Global Bond - Class 2 (WRGBP) (1)

Delaware Ivy VIP Natural Resources - Class 2 (WRGNR) (1)

Delaware Ivy VIP Growth - Class 2 (WRGP) (1)

Delaware Ivy VIP High Income - Class 2 (WRHIP) (1)

Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP) (1)

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG) (1)

Delaware Ivy VIP Science and Technology - Class 2 (WRSTP) (1)

Delaware Ivy VIP Value - Class 2 (WRVP) (1)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Global Technology and Innovation - Serv (JAGTS)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson U.S. Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT Value Series - Service (MVFSC)

7

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Bond Index - Class Y (NVBXD)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT BNY Mellon Sustainable U.S. Equity I (NVNSR1) (1)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market - Class Y (SAMY)

NVIT AQR Large Cap Defensive Style Class 1 (TRF)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts Probabilities Class 1 (NOVPB1)

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI) (1)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM) (1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

8

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA) (1)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY) (1)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Banks (PROBNK)

ProFunds VP Bear (PROBR)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

9

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short Mid-Cap (PROSMC)

ProFunds VP Short NASDAQ-100 (PROSN)

ProFunds VP Short Small-Cap (PROSSC)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Multi Asset Absolute Return Cl IB (PVAR5B)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Large Cap Value Cl IB (PVEIB) (1)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

RUSSELL INVESTMENT FUNDS

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV) (1)

10

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA) (1)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Growth - Class A (VRVDIA)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF) (1)

Allspring VT Opportunity - Class 2 (SVOF) (1)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 23, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Allspring Discovery II (NVMMG2) (1)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO V.I.

Invesco V.I. American Value II (IVAVS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

NVIT Investor Destinations Moderate Class P (NVIDMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Columbia Overseas Value Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 4, 2020 (inception) to December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 1, 2020 (inception) to December 31, 2020.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Inst (PMVAAI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 1, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity VIP Energy Service Class 2 (FNRS2)

MFS VARIABLE INSURANCE TRUST

MFS VIT New Discovery Series - Service (MNDSC)

NATIONWIDE VARIABLE INSURANCE

NW JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

12

PUTNAM VARIABLE TRUST

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam VT Sustainable Leaders Class IB (PVNOB)

Statement of operations for the period from January 1, 2021 to July 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to July 30, 2021 (liquidation) and the year ended December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Northern Lights Rational Trend Aggregation VA (HVDCT)

Statement of operations for the period from January 1, 2021 to March 18, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to March 18, 2021 (liquidation) and the year ended December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Northern Lights Power Income Class 2 (NOVPI2)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	929,436	$23,059,546	$20,215,223	$-	$20,215,223	$2	$20,215,221	$20,213,663	$1,558	$20,215,221
AASCO	677	17,849	18,887	-	18,887	1	18,886	18,886	-	18,886
ALCAI2	308,854	29,310,881	29,134,174	-	29,134,174	1	29,134,173	29,126,142	8,031	29,134,173
ALCGI2	208,109	19,978,079	16,873,443	1	16,873,444	-	16,873,444	16,872,898	546	16,873,444
ALMGI2	399,302	12,387,805	8,856,521	-	8,856,521	1	8,856,520	8,856,520	-	8,856,520
ABIGB	37,217	918,211	988,865	-	988,865	1	988,864	988,864	-	988,864
ABSCGB	56,735	882,414	1,211,288	-	1,211,288	-	1,211,288	1,211,288	-	1,211,288
ABTGB	153,974	6,606,988	6,744,073	-	6,744,073	-	6,744,073	6,744,073	-	6,744,073
ALVDAB	23,371	299,013	347,062	-	347,062	-	347,062	347,062	-	347,062
ALVGIA	501,135	14,774,684	18,456,815	-	18,456,815	3	18,456,812	18,456,812	-	18,456,812
ALVIVB	152,940	1,983,037	2,388,917	-	2,388,917	1	2,388,916	2,388,916	-	2,388,916
ALVSVB	788,885	15,322,760	18,278,457	-	18,278,457	-	18,278,457	18,274,685	3,772	18,278,457
AAEIP3	984,295	7,981,523	8,681,482	-	8,681,482	-	8,681,482	8,681,482	-	8,681,482
AAGEA2	349,976	4,260,838	5,204,146	1	5,204,147	-	5,204,147	5,204,147	-	5,204,147
ABEAA2	1,412,395	15,599,259	16,680,380	-	16,680,380	2	16,680,378	16,680,378	-	16,680,378
ACEAA2	502,828	5,725,234	5,717,151	-	5,717,151	2	5,717,149	5,717,149	-	5,717,149
AGEAA2	732,860	8,065,862	9,197,394	-	9,197,394	2	9,197,392	9,197,392	-	9,197,392
ARLPE3	49,751	757,349	865,676	-	865,676	-	865,676	865,676	-	865,676
AUGEA2	481,443	5,076,706	5,396,981	-	5,396,981	-	5,396,981	5,396,981	-	5,396,981
ACVB	1,718,810	14,153,122	16,431,824	-	16,431,824	-	16,431,824	16,431,824	-	16,431,824
ACVI	336,250	4,355,621	4,996,669	1	4,996,670	-	4,996,670	4,996,670	-	4,996,670
ACVIG	2,341,827	24,083,821	25,104,388	2	25,104,390	-	25,104,390	25,104,390	-	25,104,390
ACVIP2	3,149,160	35,070,698	35,963,409	1	35,963,410	-	35,963,410	35,952,682	10,728	35,963,410
ACVLVI	158,313	2,478,499	3,085,522	-	3,085,522	1	3,085,521	3,085,521	-	3,085,521
ACVMV1	305,951	5,894,763	7,654,890	-	7,654,890	-	7,654,890	7,654,890	-	7,654,890
ACVU1	954,725	27,146,328	29,959,280	1	29,959,281	-	29,959,281	29,948,915	10,366	29,959,281
ACVV	771,613	8,534,113	10,547,951	-	10,547,951	2	10,547,949	10,547,798	151	10,547,949
AMVAA4	2,302,326	55,798,870	65,754,424	-	65,754,424	-	65,754,424	65,700,748	53,676	65,754,424
AMVBC4	1,957,509	26,270,614	34,667,476	-	34,667,476	-	34,667,476	34,626,840	40,636	34,667,476
AMVBD4	3,893,869	44,363,609	42,871,501	2	42,871,503	-	42,871,503	42,841,400	30,103	42,871,503
AMVCB4	1,083,447	11,802,921	13,153,051	-	13,153,051	1	13,153,050	13,153,050	-	13,153,050
AMVGB4	438,872	5,341,356	5,077,744	-	5,077,744	1	5,077,743	5,077,408	335	5,077,743
AMVGG4	735,181	29,398,433	32,767,012	1	32,767,013	-	32,767,013	32,764,705	2,308	32,767,013
AMVGI4	861,292	44,522,492	56,474,906	-	56,474,906	-	56,474,906	56,470,534	4,372	56,474,906
AMVGR4	898,492	85,859,334	111,224,268	-	111,224,268	1	111,224,267	111,219,410	4,857	111,224,267
AMVGS4	429,524	13,109,322	14,157,111	-	14,157,111	3	14,157,108	14,151,397	5,711	14,157,108
AMVGW4	581,445	9,128,191	10,489,265	-	10,489,265	1	10,489,264	10,489,264	-	10,489,264
AMVHI4	1,290,512	14,503,946	14,182,729	-	14,182,729	1	14,182,728	14,182,728	-	14,182,728
AMVI4	1,462,387	29,957,105	32,625,857	-	32,625,857	-	32,625,857	32,595,582	30,275	32,625,857
AMVIG4	522,539	8,798,284	10,048,419	-	10,048,419	2	10,048,417	10,040,969	7,448	10,048,417
AMVM4	1,451,755	15,642,170	15,228,915	-	15,228,915	1	15,228,914	15,221,445	7,469	15,228,914

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVNW4	2,439,113	65,955,790	76,197,887	-	76,197,887	2	76,197,885	76,191,153	6,732	76,197,885
AMVUA4	2,503,886	30,831,824	28,844,761	-	28,844,761	1	28,844,760	28,837,827	6,933	28,844,760
AVPAP2	580,991	7,756,561	8,674,192	-	8,674,192	1	8,674,191	8,674,191	-	8,674,191
AVRBP2	153,786	1,760,606	1,980,767	-	1,980,767	2	1,980,765	1,980,765	-	1,980,765
AVRGP2	9,886	118,952	182,107	-	182,107	-	182,107	182,107	-	182,107
AVRIP2	3,898	40,971	40,850	-	40,850	-	40,850	40,850	-	40,850
PIHYB2	1,002,357	9,220,533	9,231,705	-	9,231,705	-	9,231,705	9,231,705	-	9,231,705
PIVB2	2,166,997	24,448,121	24,487,062	-	24,487,062	1	24,487,061	24,487,061	-	24,487,061
PIVEI2	293,512	5,119,660	5,738,153	1	5,738,154	-	5,738,154	5,737,576	578	5,738,154
PIVF2	569,499	10,398,326	11,372,896	-	11,372,896	1	11,372,895	11,372,895	-	11,372,895
PIVMV2	231,722	4,916,465	5,278,634	-	5,278,634	-	5,278,634	5,278,634	-	5,278,634
PIVSI2	1,710,367	17,566,253	17,839,124	1	17,839,125	-	17,839,125	17,829,160	9,965	17,839,125
BRVCA3	1,003	8,623	9,833	-	9,833	-	9,833	9,833	-	9,833
BRVED3	1,911,567	22,526,414	23,206,429	-	23,206,429	1	23,206,428	23,199,035	7,393	23,206,428
BRVHY3	5,372,002	40,995,112	40,773,497	108,401	40,881,898	-	40,881,898	40,871,793	10,105	40,881,898
BRVTR3	2,072,107	25,320,117	24,513,023	24,174	24,537,197	-	24,537,197	24,522,453	14,744	24,537,197
BRVUG3	384,732	4,061,743	4,039,684	1,039	4,040,723	-	4,040,723	4,040,723	-	4,040,723
BVLCC3	439,270	12,190,346	9,962,640	1	9,962,641	-	9,962,641	9,962,641	-	9,962,641
BVLCV3	732,688	8,111,671	7,444,109	-	7,444,109	-	7,444,109	7,444,109	-	7,444,109
BVLFG3	865,364	18,740,105	18,337,056	-	18,337,056	-	18,337,056	18,337,056	-	18,337,056
MLVGA3	1,611,094	23,982,778	23,167,532	-	23,167,532	-	23,167,532	23,167,532	-	23,167,532
DSIF	621,781	36,722,319	48,380,786	-	48,380,786	-	48,380,786	48,380,786	-	48,380,786
DSRG	200,685	9,796,756	11,655,813	-	11,655,813	-	11,655,813	11,655,813	-	11,655,813
DVSCS	1,884,920	43,022,461	44,389,869	-	44,389,869	-	44,389,869	44,389,869	-	44,389,869
CVSBF	2,187,105	5,155,606	6,058,281	-	6,058,281	3	6,058,278	6,058,278	-	6,058,278
CLVGT2	1,084,375	31,078,975	37,660,345	-	37,660,345	-	37,660,345	37,649,099	11,246	37,660,345
CLVLV1	660,342	20,230,918	24,710,016	1	24,710,017	-	24,710,017	24,709,291	726	24,710,017
CLVSI2	2,112,487	9,137,059	8,872,446	-	8,872,446	-	8,872,446	8,872,446	-	8,872,446
CLVSV1	101,206	3,552,977	3,620,132	2	3,620,134	-	3,620,134	3,616,420	3,714	3,620,134
CSCRS	251,860	6,391,239	6,231,027	-	6,231,027	-	6,231,027	6,231,027	-	6,231,027
DWVSVS	257,219	10,949,711	11,641,745	1	11,641,746	-	11,641,746	11,636,663	5,083	11,641,746
DFVEA	4,057,505	47,485,463	60,619,132	1	60,619,133	-	60,619,133	60,619,133	-	60,619,133
DFVGB	13,407,342	142,426,982	139,972,647	-	139,972,647	-	139,972,647	139,966,512	6,135	139,972,647
DFVGMI	4,709,328	63,101,886	74,313,189	2	74,313,191	-	74,313,191	74,313,191	-	74,313,191
DFVIS	5,859,844	73,192,480	80,045,471	-	80,045,471	1	80,045,470	80,045,470	-	80,045,470
DFVIV	8,605,556	105,395,244	114,884,177	-	114,884,177	2	114,884,175	114,884,175	-	114,884,175
DFVSTF	8,376,552	85,719,860	85,273,298	-	85,273,298	-	85,273,298	85,273,024	274	85,273,298
DFVULV	5,421,568	143,986,909	179,562,328	1	179,562,329	-	179,562,329	179,557,985	4,344	179,562,329
DFVUTV	5,451,417	100,007,077	128,489,893	1	128,489,894	-	128,489,894	128,488,880	1,014	128,489,894
ETVFR	7,794,861	70,177,355	70,855,287	-	70,855,287	1	70,855,286	70,834,523	20,763	70,855,286
FHIB	3,684,047	23,195,015	23,541,058	-	23,541,058	1	23,541,057	23,541,057	-	23,541,057

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FVK2S	275,465	6,344,063	6,170,409	-	6,170,409	-	6,170,409	6,170,409	-	6,170,409
FVU2	764,308	8,162,422	9,859,575	1	9,859,576	-	9,859,576	9,859,576	-	9,859,576
FB2	1,683,892	35,597,730	41,289,037	1	41,289,038	-	41,289,038	41,289,038	-	41,289,038
FC2	855,450	35,335,942	44,919,693	-	44,919,693	-	44,919,693	44,885,480	34,213	44,919,693
FDCA2	4,901	60,112	92,385	-	92,385	-	92,385	92,385	-	92,385
FDSCS2	672,257	11,726,391	13,727,480	1	13,727,481	-	13,727,481	13,727,481	-	13,727,481
FEI2	352,012	8,546,829	8,895,347	1	8,895,348	-	8,895,348	8,895,348	-	8,895,348
FG2	387,502	38,606,108	38,525,472	-	38,525,472	-	38,525,472	38,525,319	153	38,525,472
FGI2	242,542	5,626,339	6,165,414	-	6,165,414	-	6,165,414	6,165,414	-	6,165,414
FGO2	771,357	57,214,771	59,872,738	-	59,872,738	1	59,872,737	59,872,595	142	59,872,737
FHI2	1,150,430	5,908,370	5,786,663	-	5,786,663	1	5,786,662	5,786,662	-	5,786,662
FIGBP2	7,455,186	99,600,031	96,768,320	-	96,768,320	3	96,768,317	96,761,782	6,535	96,768,317
FMC2	289,548	10,251,598	11,405,308	-	11,405,308	-	11,405,308	11,405,308	-	11,405,308
FNRS2	420,476	6,421,852	6,597,273	1	6,597,274	-	6,597,274	6,597,274	-	6,597,274
FO2	320,804	7,568,484	9,284,081	1	9,284,082	-	9,284,082	9,284,082	-	9,284,082
FRESS2	607,332	11,728,496	14,187,286	-	14,187,286	1	14,187,285	14,187,285	-	14,187,285
FV2	589,035	11,195,003	10,561,392	-	10,561,392	1	10,561,391	10,561,391	-	10,561,391
FVF202	1,173	13,321	14,237	-	14,237	-	14,237	14,237	-	14,237
FVF502	18,276	219,559	264,093	-	264,093	1	264,092	264,092	-	264,092
FVF602	72,512	783,813	896,245	-	896,245	-	896,245	896,245	-	896,245
FVF702	134	1,569	2,075	-	2,075	-	2,075	2,075	-	2,075
FVFI2	530,386	6,697,015	6,730,592	-	6,730,592	-	6,730,592	6,730,592	-	6,730,592
FVICA2	1,483,724	29,776,256	35,772,585	1	35,772,586	-	35,772,586	35,772,586	-	35,772,586
FVSIS2	3,940,218	44,976,677	45,745,932	2	45,745,934	-	45,745,934	45,745,934	-	45,745,934
FVSS2	1,872	25,657	31,056	-	31,056	1	31,055	31,055	-	31,055
FVTV2	32,797	384,815	416,856	-	416,856	1	416,855	416,855	-	416,855
FEOVF	1,861,805	48,321,847	49,114,423	-	49,114,423	-	49,114,423	49,110,158	4,265	49,114,423
FTVGI2	1,141,671	16,922,547	14,990,136	1	14,990,137	-	14,990,137	14,990,137	-	14,990,137
FTVGR2	240,035	3,795,824	4,193,413	1	4,193,414	-	4,193,414	4,193,414	-	4,193,414
FTVIS2	1,732,864	26,721,768	29,042,793	-	29,042,793	-	29,042,793	29,042,224	569	29,042,793
FTVMS2	134,486	2,430,345	2,582,141	-	2,582,141	2	2,582,139	2,582,139	-	2,582,139
FTVRD2	408,483	13,214,172	14,468,482	-	14,468,482	4	14,468,478	14,435,492	32,986	14,468,478
FTVSI2	1,060,703	10,690,651	10,850,993	2	10,850,995	-	10,850,995	10,850,995	-	10,850,995
FTVUG2	925,846	10,798,149	10,712,041	-	10,712,041	2	10,712,039	10,712,039	-	10,712,039
GVGMNS	15,403	187,818	198,076	1	198,077	-	198,077	198,077	-	198,077
GVMSA	492,467	4,457,955	4,791,701	-	4,791,701	1	4,791,700	4,791,700	-	4,791,700
GVFRB	959,599	23,294,128	23,414,211	-	23,414,211	2	23,414,209	23,396,989	17,220	23,414,209
GVLCVB	776	28,017	36,327	1	36,328	-	36,328	36,328	-	36,328
GVR2XS	6,028	1,281,068	1,294,903	1	1,294,904	-	1,294,904	1,294,904	-	1,294,904
GVRUGM	290,857	290,856	290,857	-	290,857	2	290,855	290,855	-	290,855
GVTRBE	5,262,156	90,771,413	90,666,940	-	90,666,940	-	90,666,940	90,648,878	18,062	90,666,940

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RAF	6,710	131,496	126,558	-	126,558	-	126,558	126,558	-	126,558
RBF	35,224	3,573,046	3,489,984	-	3,489,984	2	3,489,982	3,489,982	-	3,489,982
RBKF	26,158	3,161,245	3,051,568	-	3,051,568	-	3,051,568	3,051,568	-	3,051,568
RBMF	20,809	2,148,324	2,204,704	-	2,204,704	1	2,204,703	2,202,902	1,801	2,204,703
RCPF	87,814	6,566,409	6,820,482	-	6,820,482	1	6,820,481	6,820,481	-	6,820,481
RELF	25,741	5,276,924	5,424,646	-	5,424,646	-	5,424,646	5,424,646	-	5,424,646
RENF	33,640	6,059,040	5,779,656	-	5,779,656	1	5,779,655	5,774,038	5,617	5,779,655
RESF	6,393	1,621,303	1,411,803	-	1,411,803	-	1,411,803	1,411,803	-	1,411,803
RFSF	66,322	7,267,920	7,476,479	-	7,476,479	-	7,476,479	7,470,443	6,036	7,476,479
RHCF	78,128	7,304,755	7,544,830	1	7,544,831	-	7,544,831	7,541,472	3,359	7,544,831
RHYS	25,866	2,110,170	2,117,400	1	2,117,401	-	2,117,401	2,117,401	-	2,117,401
RINF	15,877	2,461,504	2,214,661	1	2,214,662	-	2,214,662	2,214,662	-	2,214,662
RJNF	26,996	1,826,837	1,828,150	-	1,828,150	-	1,828,150	1,827,190	960	1,828,150
RLCE	360	43,972	45,125	1	45,126	-	45,126	45,126	-	45,126
RLCJ	1,884	187,412	191,945	-	191,945	-	191,945	191,945	-	191,945
RLF	11,185	1,369,679	1,363,045	-	1,363,045	-	1,363,045	1,363,045	-	1,363,045
RMED	931	222,048	226,126	-	226,126	-	226,126	226,126	-	226,126
RMEK	5,289	474,451	462,859	1	462,860	-	462,860	462,860	-	462,860
RNF	165,938	31,687,312	32,640,011	1	32,640,012	-	32,640,012	32,636,025	3,987	32,640,012
ROF	512,868	35,938,869	37,377,854	-	37,377,854	1	37,377,853	37,377,541	312	37,377,853
RPMF	81,910	3,396,861	3,378,805	-	3,378,805	-	3,378,805	3,378,805	-	3,378,805
RREF	91,961	4,387,853	4,694,629	-	4,694,629	-	4,694,629	4,694,629	-	4,694,629
RRF	23,359	3,284,585	3,136,218	2	3,136,220	-	3,136,220	3,136,220	-	3,136,220
RSRF	127,948	1,887,760	2,265,963	-	2,265,963	-	2,265,963	2,265,963	-	2,265,963
RTEC	38,069	7,891,890	7,903,900	-	7,903,900	1	7,903,899	7,903,899	-	7,903,899
RTEL	77,741	5,515,305	5,550,701	1	5,550,702	-	5,550,702	5,550,702	-	5,550,702
RTF	118,311	58,486,444	59,059,626	-	59,059,626	-	59,059,626	59,059,626	-	59,059,626
RTRF	19,141	2,492,122	2,389,179	-	2,389,179	1	2,389,178	2,389,178	-	2,389,178
RUF	9,249	300,110	287,635	-	287,635	2	287,633	287,633	-	287,633
RUGB	118,889	4,577,613	4,557,030	-	4,557,030	-	4,557,030	4,557,030	-	4,557,030
RUTL	146,093	4,839,257	5,092,801	-	5,092,801	-	5,092,801	5,092,801	-	5,092,801
RVARS	193,935	5,081,336	5,238,183	-	5,238,183	2	5,238,181	5,238,181	-	5,238,181
RVCMD	37,355	3,129,585	3,253,234	1	3,253,235	-	3,253,235	3,253,235	-	3,253,235
RVF	342,896	63,812,215	65,822,356	-	65,822,356	1	65,822,355	65,822,355	-	65,822,355
RVIDD	7,651	370,452	349,028	-	349,028	-	349,028	349,028	-	349,028
RVIMC	-	13	11	1	12	-	12	12	-	12
RVISC	740	23,404	22,279	-	22,279	-	22,279	22,279	-	22,279
RVLCG	187,272	12,819,883	13,125,861	-	13,125,861	-	13,125,861	13,125,861	-	13,125,861
RVLCV	143,935	8,701,157	8,816,046	2	8,816,048	-	8,816,048	8,816,048	-	8,816,048
RVLDD	43,294	8,842,589	8,997,377	-	8,997,377	1	8,997,376	8,997,376	-	8,997,376
RVMCG	137,530	6,533,452	6,440,512	-	6,440,512	1	6,440,511	6,440,511	-	6,440,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RVMCV	71,748	3,932,735	3,926,757	-	3,926,757	-	3,926,757	3,926,603	154	3,926,757
RVMFU	175,178	2,943,818	2,846,642	1	2,846,643	-	2,846,643	2,846,643	-	2,846,643
RVSCG	68,751	4,988,983	4,958,312	-	4,958,312	-	4,958,312	4,958,312	-	4,958,312
RVSCV	77,254	6,817,531	6,615,263	1	6,615,264	-	6,615,264	6,615,264	-	6,615,264
RVSDL	58,511	2,277,017	2,284,864	-	2,284,864	2	2,284,862	2,280,743	4,119	2,284,862
RVWDL	7,827	412,172	413,118	-	413,118	-	413,118	413,118	-	413,118
SBLD	4,868	64,454	86,352	-	86,352	1	86,351	86,351	-	86,351
SBLJ	33,802	2,266,995	2,405,372	1	2,405,373	-	2,405,373	2,405,373	-	2,405,373
SBLP	256,141	7,015,497	7,059,256	1	7,059,257	-	7,059,257	7,059,257	-	7,059,257
SBLQ	17,620	667,990	822,669	-	822,669	-	822,669	822,669	-	822,669
SBLX	47	1,434	2,184	-	2,184	-	2,184	2,184	-	2,184
SBLY	49,884	1,065,493	1,315,931	-	1,315,931	-	1,315,931	1,315,931	-	1,315,931
ACC1	340,751	6,821,228	7,203,479	-	7,203,479	-	7,203,479	7,188,317	15,162	7,203,479
ACGI	148,706	3,151,701	3,524,324	-	3,524,324	2	3,524,322	3,524,322	-	3,524,322
AVGI	106,800	3,480,150	4,035,982	1	4,035,983	-	4,035,983	4,035,983	-	4,035,983
AVHY1	1,619,675	8,689,317	8,470,901	-	8,470,901	1	8,470,900	8,470,900	-	8,470,900
AVIE	139,656	6,116,896	5,783,150	-	5,783,150	1	5,783,149	5,783,149	-	5,783,149
IVAVS2	3,775	72,828	75,092	-	75,092	-	75,092	75,092	-	75,092
IVBRA2	810,058	8,416,516	8,546,112	-	8,546,112	1	8,546,111	8,546,111	-	8,546,111
IVCPBI	3,843,980	26,237,413	25,178,069	-	25,178,069	1	25,178,068	25,178,068	-	25,178,068
IVDDI	487,660	12,653,511	14,542,020	-	14,542,020	1	14,542,019	14,542,019	-	14,542,019
IVGMMI	331,590,408	331,590,409	331,590,408	13	331,590,421	-	331,590,421	330,680,521	909,900	331,590,421
IVGS1	785,682	9,288,595	9,019,625	-	9,019,625	1	9,019,624	9,019,624	-	9,019,624
IVHS	108,341	3,566,868	3,668,423	-	3,668,423	2	3,668,421	3,668,055	366	3,668,421
IVKEI1	409,086	7,395,751	8,463,997	-	8,463,997	2	8,463,995	8,463,995	-	8,463,995
IVMCC2	318,650	3,324,727	3,999,058	-	3,999,058	1	3,999,057	3,999,057	-	3,999,057
IVRE	1,185,795	19,245,830	21,332,449	2	21,332,451	-	21,332,451	21,332,451	-	21,332,451
IVT	274,361	11,093,532	10,447,665	3	10,447,668	-	10,447,668	10,444,396	3,272	10,447,668
OVGIS	147,485	4,774,834	5,203,288	1	5,203,289	-	5,203,289	5,203,289	-	5,203,289
OVGSS	370,477	16,102,505	20,813,417	-	20,813,417	2	20,813,415	20,813,415	-	20,813,415
OVIGS	5,519,819	14,418,230	16,890,645	1	16,890,646	-	16,890,646	16,890,646	-	16,890,646
OVSBS	317,127	1,553,794	1,461,953	-	1,461,953	2	1,461,951	1,461,951	-	1,461,951
OVTRBS	827,081	6,773,400	6,360,254	-	6,360,254	1	6,360,253	6,360,253	-	6,360,253
WRASP	453,847	4,355,097	4,624,161	-	4,624,161	1	4,624,160	4,624,160	-	4,624,160
WRBDP	1,607,958	9,074,640	9,055,054	-	9,055,054	-	9,055,054	9,055,054	-	9,055,054
WRBP	328,339	2,612,627	3,082,705	-	3,082,705	2	3,082,703	3,082,703	-	3,082,703
WRDIV	10,080	57,746	69,437	-	69,437	-	69,437	69,437	-	69,437
WRENG	709,098	2,437,955	2,462,200	-	2,462,200	-	2,462,200	2,462,200	-	2,462,200
WRGBP	207,786	1,056,957	1,044,480	-	1,044,480	-	1,044,480	1,044,480	-	1,044,480
WRGNR	491,147	1,898,261	2,021,219	-	2,021,219	-	2,021,219	2,021,219	-	2,021,219
WRHIP	5,562,458	19,261,476	18,871,196	-	18,871,196	1	18,871,195	18,871,195	-	18,871,195

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRLTBP	846,997	4,217,588	4,141,306	-	4,141,306	-	4,141,306	4,141,306	-	4,141,306
WRMCG	1,438,191	22,540,885	25,659,915	-	25,659,915	-	25,659,915	25,621,936	37,979	25,659,915
WRSTP	358,474	11,508,678	10,577,111	-	10,577,111	2	10,577,109	10,577,109	-	10,577,109
WRVP	254,345	1,622,015	2,095,469	1	2,095,470	-	2,095,470	2,095,470	-	2,095,470
JABIN	1,417,614	56,314,071	71,192,592	-	71,192,592	1	71,192,591	71,192,591	-	71,192,591
JAEI	541,349	45,082,452	54,410,990	-	54,410,990	-	54,410,990	54,410,990	-	54,410,990
JAFBS	1,951,602	25,574,142	25,897,764	-	25,897,764	-	25,897,764	25,897,764	-	25,897,764
JAFRIN	375,262	20,514,796	23,172,437	-	23,172,437	-	23,172,437	23,172,437	-	23,172,437
JAGRIN	106,184	5,994,438	7,568,809	-	7,568,809	2	7,568,807	7,568,807	-	7,568,807
JAGTS	5,506	81,528	115,139	-	115,139	-	115,139	115,139	-	115,139
JAIG	291,414	11,461,418	12,504,584	-	12,504,584	-	12,504,584	12,504,584	-	12,504,584
JARIN	135,526	5,906,442	7,631,495	-	7,631,495	-	7,631,495	7,631,495	-	7,631,495
JIULVV	254,035	4,497,402	4,498,961	-	4,498,961	1	4,498,960	4,498,960	-	4,498,960
JMCVIN	1,423,665	22,580,287	27,220,480	-	27,220,480	-	27,220,480	27,207,791	12,689	27,220,480
JHEVTN	2,127,511	20,232,453	22,317,590	-	22,317,590	-	22,317,590	22,312,525	5,065	22,317,590
JPIGA2	604,589	10,981,691	12,406,168	-	12,406,168	-	12,406,168	12,406,168	-	12,406,168
JPIIB2	454,905	4,994,619	5,395,178	-	5,395,178	1	5,395,177	5,395,177	-	5,395,177
LZREMS	1,117,401	22,310,330	24,426,391	-	24,426,391	1	24,426,390	24,422,743	3,647	24,426,390
LZRGDM	56,015	721,046	824,535	-	824,535	-	824,535	824,535	-	824,535
LZRIES	934,425	9,992,056	10,278,671	-	10,278,671	-	10,278,671	10,278,671	-	10,278,671
LZRUSM	270,405	4,374,562	5,264,794	-	5,264,794	-	5,264,794	5,264,794	-	5,264,794
LPVCAI	129,164	3,602,838	3,108,967	-	3,108,967	2	3,108,965	3,108,965	-	3,108,965
LPVCII	493,321	10,685,091	12,638,878	-	12,638,878	1	12,638,877	12,638,877	-	12,638,877
LPVQD2	49,915	633,983	674,844	1	674,845	-	674,845	674,845	-	674,845
LVCLGI	678,163	20,899,477	29,310,207	-	29,310,207	1	29,310,206	29,310,206	-	29,310,206
SBVSG2	1,185,470	39,794,959	40,080,747	-	40,080,747	-	40,080,747	40,080,461	286	40,080,747
SBVHY	344,686	2,592,515	2,478,292	-	2,478,292	1	2,478,291	2,478,291	-	2,478,291
LOVBD	2,511,328	31,285,330	30,889,340	-	30,889,340	1	30,889,339	30,883,255	6,084	30,889,339
LOVCDG	382,524	6,887,665	7,753,768	-	7,753,768	1	7,753,767	7,753,767	-	7,753,767
LOVGI	79,250	2,553,659	3,173,161	2	3,173,163	-	3,173,163	3,173,163	-	3,173,163
MNCPS	1,088,912	19,763,626	20,123,643	1	20,123,644	-	20,123,644	20,113,522	10,122	20,123,644
MEGSS	232,448	16,997,166	17,373,172	1	17,373,173	-	17,373,173	17,373,173	-	17,373,173
MNDSC	210,337	4,880,071	4,173,088	-	4,173,088	-	4,173,088	4,173,088	-	4,173,088
MVFSC	569,563	12,075,489	13,760,648	4	13,760,652	-	13,760,652	13,760,652	-	13,760,652
DTRTFY	3,800,227	38,698,310	37,622,245	1	37,622,246	-	37,622,246	37,622,246	-	37,622,246
GVEXD	6,802,062	168,569,143	190,457,737	-	190,457,737	3	190,457,734	190,457,734	-	190,457,734
GVIXY	8,055,735	81,379,555	90,385,348	-	90,385,348	3	90,385,345	90,376,385	8,960	90,385,345
MCIFD	1,271,576	30,409,846	35,248,073	-	35,248,073	-	35,248,073	35,248,073	-	35,248,073
NJMMAY	254,861	2,667,148	2,604,684	1	2,604,685	-	2,604,685	2,604,685	-	2,604,685
NVBXD	2,446,624	27,344,542	26,203,348	2	26,203,350	-	26,203,350	26,199,002	4,348	26,203,350
NVDCAP	41,374	721,517	832,445	1	832,446	-	832,446	832,446	-	832,446

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVFIY	126,886	1,409,531	1,371,643	-	1,371,643	1	1,371,642	1,371,642	-	1,371,642
NVGEY	305,767	4,507,063	4,733,268	-	4,733,268	-	4,733,268	4,733,268	-	4,733,268
NVIDMP	208,876	2,378,772	2,730,008	1	2,730,009	-	2,730,009	2,730,009	-	2,730,009
NVMIVX	114,250	1,128,804	1,315,012	-	1,315,012	-	1,315,012	1,315,012	-	1,315,012
NVMMG2	26,872	291,602	281,351	-	281,351	-	281,351	281,351	-	281,351
NVMMV1	258,741	2,102,177	2,463,212	-	2,463,212	-	2,463,212	2,463,212	-	2,463,212
NVNSR1	200,003	2,632,837	3,168,054	-	3,168,054	-	3,168,054	3,168,054	-	3,168,054
NVSIXD	9,838,831	86,628,220	101,241,573	-	101,241,573	1	101,241,572	101,238,327	3,245	101,241,572
SAMY	195,045,736	195,045,736	195,045,736	-	195,045,736	2	195,045,734	195,044,486	1,248	195,045,734
TRF	114,050	2,754,148	3,104,435	-	3,104,435	-	3,104,435	3,104,435	-	3,104,435
AMCG	103,553	4,409,407	4,177,309	-	4,177,309	2	4,177,307	4,177,307	-	4,177,307
AMRI	225,181	3,466,342	4,577,922	2	4,577,924	-	4,577,924	4,577,924	-	4,577,924
AMSRS	62,216	1,622,733	2,303,853	-	2,303,853	1	2,303,852	2,303,852	-	2,303,852
AMTB	960,914	10,293,373	10,070,375	-	10,070,375	1	10,070,374	10,070,374	-	10,070,374
NBARMS	99,496	1,140,494	1,133,262	1	1,133,263	-	1,133,263	1,133,263	-	1,133,263
NO7TB	703	8,075	9,947	1	9,948	-	9,948	9,948	-	9,948
NO7TB3	63,897	783,511	889,446	1	889,447	-	889,447	889,447	-	889,447
NOTAG1	5,374	67,539	106,831	1	106,832	-	106,832	106,832	-	106,832
NOTAG2	25,487	449,413	499,544	-	499,544	-	499,544	499,544	-	499,544
NOTB1	12,640	152,523	160,903	-	160,903	1	160,902	160,902	-	160,902
NOTB2	130,354	1,549,287	1,651,583	-	1,651,583	2	1,651,581	1,651,581	-	1,651,581
NOTBBA	1,010,600	9,325,326	8,974,126	-	8,974,126	2	8,974,124	8,969,194	4,930	8,974,124
NOTBE2	39,855	529,801	575,108	-	575,108	-	575,108	575,108	-	575,108
NOTC2	115,711	1,404,588	1,563,253	-	1,563,253	2	1,563,251	1,563,251	-	1,563,251
NOTG1	2,012,552	23,053,010	26,485,185	1	26,485,186	-	26,485,186	26,485,186	-	26,485,186
NOTG2	56,053	649,812	734,293	2	734,295	-	734,295	734,295	-	734,295
NOTGR1	58,201	795,575	1,138,405	1	1,138,406	-	1,138,406	1,138,406	-	1,138,406
NOTGR2	91,129	1,608,850	1,740,558	-	1,740,558	-	1,740,558	1,740,558	-	1,740,558
NOTMD1	14,351	171,089	222,591	1	222,592	-	222,592	222,592	-	222,592
NOTMD2	86,846	1,131,325	1,292,263	-	1,292,263	1	1,292,262	1,292,262	-	1,292,262
NOTMG1	86,409	1,030,005	1,166,522	-	1,166,522	-	1,166,522	1,166,522	-	1,166,522
NOTMG2	76,980	909,086	1,035,387	-	1,035,387	-	1,035,387	1,035,387	-	1,035,387
NOTMR1	13,759	160,795	206,930	-	206,930	-	206,930	206,930	-	206,930
NOVPB1	445,101	3,585,159	3,734,398	-	3,734,398	-	3,734,398	3,727,025	7,373	3,734,398
NOVPDI	78,227	1,178,213	1,309,525	-	1,309,525	3	1,309,522	1,309,522	-	1,309,522
NOVPM	138,441	4,252,250	4,550,571	1	4,550,572	-	4,550,572	4,550,572	-	4,550,572
PMUBAM	1,220,986	12,795,325	12,600,576	-	12,600,576	2	12,600,574	12,600,574	-	12,600,574
PMVAAA	1,193,498	13,094,953	13,737,166	-	13,737,166	1	13,737,165	13,737,165	-	13,737,165
PMVAAI	56,918	569,715	663,661	-	663,661	-	663,661	663,661	-	663,661
PMVEBA	1,790,518	23,155,447	22,417,290	-	22,417,290	-	22,417,290	22,409,190	8,100	22,417,290
PMVFBA	571,046	5,766,689	5,236,488	-	5,236,488	3	5,236,485	5,236,485	-	5,236,485

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVFHA	3,699,127	41,142,276	39,765,616	-	39,765,616	2	39,765,614	39,765,614	-	39,765,614
PMVGBA	368,701	4,206,501	4,033,587	-	4,033,587	-	4,033,587	4,033,587	-	4,033,587
PMVHYA	4,067,322	32,436,305	32,294,538	1	32,294,539	-	32,294,539	32,285,076	9,463	32,294,539
PMVID	14,712,612	157,743,560	160,514,592	-	160,514,592	-	160,514,592	160,492,423	22,169	160,514,592
PMVLDA	3,301,635	34,043,332	33,775,725	1	33,775,726	-	33,775,726	33,775,726	-	33,775,726
PMVLGA	1,670,950	18,913,581	18,781,479	-	18,781,479	1	18,781,478	18,781,478	-	18,781,478
PMVRRA	2,586,241	35,740,722	36,181,518	-	36,181,518	2	36,181,516	36,158,027	23,489	36,181,516
PMVRSA	1,599,397	12,130,750	12,379,331	1	12,379,332	-	12,379,332	12,375,424	3,908	12,379,332
PMVTRA	14,447,184	159,518,522	155,451,695	-	155,451,695	1	155,451,694	155,443,188	8,506	155,451,694
PVGCBA	296,342	2,930,861	2,856,736	-	2,856,736	2	2,856,734	2,856,734	-	2,856,734
PVGDAA	1,037	10,277	11,436	2	11,438	-	11,438	11,438	-	11,438
PVGMAA	215,557	2,566,267	2,791,457	1	2,791,458	-	2,791,458	2,791,458	-	2,791,458
PVSTA	5,736,648	59,375,478	59,087,472	-	59,087,472	1	59,087,471	59,076,341	11,130	59,087,471
PROA30	20,248	1,258,369	1,078,384	-	1,078,384	-	1,078,384	1,078,384	-	1,078,384
PROAHY	41,745	1,101,724	1,106,666	-	1,106,666	-	1,106,666	1,106,666	-	1,106,666
PROBIO	31,141	2,993,546	2,941,595	-	2,941,595	1	2,941,594	2,941,594	-	2,941,594
PROBL	359,895	24,374,216	25,297,008	-	25,297,008	1	25,297,007	25,297,007	-	25,297,007
PROBM	27,965	2,315,304	2,375,386	-	2,375,386	1	2,375,385	2,375,385	-	2,375,385
PROBNK	36,611	1,231,978	1,157,997	1	1,157,998	-	1,157,998	1,157,998	-	1,157,998
PROBR	12,796	194,168	186,187	1	186,188	-	186,188	186,188	-	186,188
PROCG	130,713	8,621,150	9,077,987	1	9,077,988	-	9,077,988	9,077,988	-	9,077,988
PROCS	41,942	3,300,668	3,244,669	-	3,244,669	2	3,244,667	3,244,667	-	3,244,667
PROE30	51,211	1,330,678	1,312,017	-	1,312,017	-	1,312,017	1,312,017	-	1,312,017
PROEM	101,743	3,452,647	3,056,365	-	3,056,365	1	3,056,364	3,056,364	-	3,056,364
PROFIN	131,499	6,459,891	6,630,191	-	6,630,191	-	6,630,191	6,630,191	-	6,630,191
PROFUD	10,453	179,277	172,995	-	172,995	-	172,995	172,995	-	172,995
PROGMM	4,301,949	4,301,954	4,301,949	1	4,301,950	-	4,301,950	4,301,950	-	4,301,950
PROGVP	58,862	1,348,369	1,339,699	1	1,339,700	-	1,339,700	1,339,700	-	1,339,700
PROHC	66,067	5,217,992	5,554,274	-	5,554,274	-	5,554,274	5,554,274	-	5,554,274
PROIND	65,642	6,488,654	6,560,941	-	6,560,941	-	6,560,941	6,560,941	-	6,560,941
PROINT	30,201	676,461	674,397	-	674,397	-	674,397	674,397	-	674,397
PROJP	9,734	554,620	552,616	-	552,616	-	552,616	552,616	-	552,616
PROLCG	114,177	9,752,420	9,813,525	-	9,813,525	1	9,813,524	9,813,524	-	9,813,524
PROLCV	89,560	4,253,856	4,417,118	1	4,417,119	-	4,417,119	4,417,119	-	4,417,119
PROMC	98,502	2,138,224	2,114,837	-	2,114,837	2	2,114,835	2,114,835	-	2,114,835
PROMCG	16,946	871,413	860,173	-	860,173	1	860,172	860,172	-	860,172
PROMCV	78,855	3,875,180	3,979,000	-	3,979,000	1	3,978,999	3,978,999	-	3,978,999
PRON	896,428	64,808,158	66,219,108	-	66,219,108	-	66,219,108	66,219,108	-	66,219,108
PRONET	77,868	4,347,330	3,994,627	-	3,994,627	2	3,994,625	3,994,625	-	3,994,625
PROOG	138,636	3,713,097	3,887,356	1	3,887,357	-	3,887,357	3,887,357	-	3,887,357
PROPHR	58,923	2,412,052	2,484,203	-	2,484,203	-	2,484,203	2,484,203	-	2,484,203

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROPM	106,778	3,053,349	3,003,674	-	3,003,674	-	3,003,674	3,003,674	-	3,003,674
PRORE	67,704	5,149,302	5,395,349	-	5,395,349	1	5,395,348	5,395,348	-	5,395,348
PRORRO	44,514	1,305,194	1,235,708	-	1,235,708	-	1,235,708	1,234,698	1,010	1,235,708
PROSC	160,024	7,245,041	6,913,016	-	6,913,016	1	6,913,015	6,913,015	-	6,913,015
PROSCG	105,928	4,140,865	4,341,978	-	4,341,978	1	4,341,977	4,341,977	-	4,341,977
PROSCN	58,273	6,055,330	6,499,790	1	6,499,791	-	6,499,791	6,499,791	-	6,499,791
PROSCV	73,835	4,050,843	4,023,272	-	4,023,272	1	4,023,271	4,023,271	-	4,023,271
PROSEM	4,230	110,712	107,901	1	107,902	-	107,902	107,902	-	107,902
PROSIN	6,709	174,955	168,660	-	168,660	1	168,659	168,659	-	168,659
PROSMC	116	880	879	-	879	1	878	878	-	878
PROSN	7,017	94,748	94,660	-	94,660	-	94,660	94,660	-	94,660
PROSSC	2,205	51,754	49,279	-	49,279	-	49,279	49,279	-	49,279
PROTEC	95,164	8,424,828	8,840,699	-	8,840,699	-	8,840,699	8,831,880	8,819	8,840,699
PROTEL	36,488	1,345,631	1,378,136	1	1,378,137	-	1,378,137	1,378,137	-	1,378,137
PROUB	50,528	2,236,798	2,346,016	-	2,346,016	-	2,346,016	2,346,016	-	2,346,016
PROUMC	45,838	3,125,539	3,389,754	-	3,389,754	1	3,389,753	3,389,753	-	3,389,753
PROUN	287,329	28,665,405	28,537,488	-	28,537,488	1	28,537,487	28,537,487	-	28,537,487
PROUSC	105,333	2,875,417	2,764,981	-	2,764,981	2	2,764,979	2,764,979	-	2,764,979
PROUSN	32,493	362,436	346,696	-	346,696	1	346,695	346,695	-	346,695
PROUTL	119,571	4,829,413	5,078,193	-	5,078,193	-	5,078,193	5,078,193	-	5,078,193
PVAGIB	405,295	3,754,559	3,522,018	1	3,522,019	-	3,522,019	3,515,738	6,281	3,522,019
PVAR5B	425,487	4,078,480	3,982,556	-	3,982,556	1	3,982,555	3,979,623	2,932	3,982,555
PVDIB	825,810	4,722,646	4,360,276	-	4,360,276	1	4,360,275	4,360,275	-	4,360,275
PVEIB	680,969	17,620,694	20,987,470	-	20,987,470	2	20,987,468	20,987,468	-	20,987,468
PVHYB	1,420,133	8,670,740	8,847,430	-	8,847,430	-	8,847,430	8,847,430	-	8,847,430
PVIB	785,427	8,581,734	8,074,190	-	8,074,190	2	8,074,188	8,074,188	-	8,074,188
PVIGIB	112,858	1,265,932	1,283,192	-	1,283,192	-	1,283,192	1,283,192	-	1,283,192
PVNOB	28,631	1,361,768	1,408,935	-	1,408,935	-	1,408,935	1,408,935	-	1,408,935
RWMVI	1,341,177	13,490,229	13,787,299	-	13,787,299	1	13,787,298	13,787,298	-	13,787,298
RWMVN	253,631	2,359,027	2,599,715	-	2,599,715	1	2,599,714	2,599,714	-	2,599,714
ROCMC	559,078	8,037,990	8,257,576	2	8,257,578	-	8,257,578	8,257,578	-	8,257,578
ROCSC	919,278	7,278,063	8,650,407	-	8,650,407	-	8,650,407	8,649,655	752	8,650,407
RLVGRE	28,602	429,505	492,533	2	492,535	-	492,535	492,535	-	492,535
RLVIDM	11,609	128,307	143,369	1	143,370	-	143,370	143,370	-	143,370
RLVLBS	63,524	632,421	653,030	-	653,030	-	653,030	653,030	-	653,030
RLVLEG	12,808	115,672	127,313	-	127,313	2	127,311	127,311	-	127,311
RLVLMS	31,285	316,459	327,554	-	327,554	-	327,554	327,554	-	327,554
RLVSB	24,738	257,413	258,758	-	258,758	1	258,757	258,757	-	258,757
RLVUSC	2,291	34,240	34,986	-	34,986	-	34,986	34,986	-	34,986
RLVUSE	12,277	212,053	263,470	1	263,471	-	263,471	263,471	-	263,471
TRBCG2	2,081,738	87,494,491	105,065,308	-	105,065,308	2	105,065,306	105,049,526	15,780	105,065,306

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
TREI2	763,105	20,048,337	22,824,476	-	22,824,476	2	22,824,474	22,824,474	-	22,824,474
TRHS2	607,798	34,429,464	37,191,151	-	37,191,151	-	37,191,151	37,191,151	-	37,191,151
TRLT2	3,708,554	18,414,189	18,134,831	-	18,134,831	2	18,134,829	18,134,829	-	18,134,829
TAVV	146,769	2,782,303	2,716,703	-	2,716,703	1	2,716,702	2,716,702	-	2,716,702
TPVCGP	102,602	1,214,203	1,272,268	-	1,272,268	1	1,272,267	1,272,267	-	1,272,267
TPVSGP	216,268	2,737,775	2,861,228	-	2,861,228	-	2,861,228	2,861,228	-	2,861,228
VVGGS	823,647	8,407,807	7,215,146	-	7,215,146	-	7,215,146	7,212,945	2,201	7,215,146
VWBF	163,074	1,426,000	1,311,113	-	1,311,113	-	1,311,113	1,311,113	-	1,311,113
VWEM	1,868,772	29,194,456	26,910,310	1	26,910,311	-	26,910,311	26,910,311	-	26,910,311
VWHA	270,138	7,102,561	7,188,379	-	7,188,379	-	7,188,379	7,179,187	9,192	7,188,379
VVB	7,892,480	188,914,148	224,225,350	3	224,225,353	-	224,225,353	224,203,693	21,660	224,225,353
VVCA	1,182,988	32,321,897	33,833,453	-	33,833,453	-	33,833,453	33,787,153	46,300	33,833,453
VVCG	1,358,618	58,424,217	68,868,355	1	68,868,356	-	68,868,356	68,868,356	-	68,868,356
VVDV	2,766,464	38,590,339	48,274,792	3	48,274,795	-	48,274,795	48,274,795	-	48,274,795
VVEI	7,425,286	167,050,615	206,497,213	-	206,497,213	-	206,497,213	206,497,213	-	206,497,213
VVEIX	6,674,310	310,979,812	436,967,082	-	436,967,082	5	436,967,077	436,908,827	58,250	436,967,077
VVG	3,921,796	116,587,369	150,087,121	-	150,087,121	-	150,087,121	150,087,121	-	150,087,121
VVGBI	1,410,869	30,643,387	30,051,517	-	30,051,517	1	30,051,516	30,051,516	-	30,051,516
VVHGB	47,138,852	571,389,316	576,036,773	1	576,036,774	-	576,036,774	575,974,912	61,862	576,036,774
VVHYB	9,152,796	71,089,745	73,771,536	1	73,771,537	-	73,771,537	73,580,408	191,129	73,771,537
VVI	5,430,470	167,375,864	215,589,650	-	215,589,650	3	215,589,647	215,578,073	11,574	215,589,647
VVMA	846,388	26,682,811	28,684,088	-	28,684,088	2	28,684,086	28,684,086	-	28,684,086
VVMCI	6,373,003	146,884,356	187,876,116	-	187,876,116	2	187,876,114	187,858,423	17,691	187,876,114
VVREI	8,362,847	107,694,988	138,488,744	-	138,488,744	1	138,488,743	138,483,548	5,195	138,488,743
VVSCG	1,263,033	26,743,161	33,470,380	-	33,470,380	1	33,470,379	33,463,717	6,662	33,470,379
VVSTC	30,306,326	325,432,343	326,702,192	1	326,702,193	-	326,702,193	326,647,862	54,331	326,702,193
VVTISI	4,110,463	89,863,930	99,596,509	1	99,596,510	-	99,596,510	99,593,374	3,136	99,596,510
VVTSM	7,688,314	325,792,057	437,772,573	-	437,772,573	2	437,772,571	437,772,571	-	437,772,571
VRVDIA	125,665	1,702,426	1,809,572	-	1,809,572	-	1,809,572	1,809,572	-	1,809,572
VRVDRA	441,186	9,719,134	11,170,826	1	11,170,827	-	11,170,827	11,166,341	4,486	11,170,827
VRVNMA	1,259,703	11,997,869	11,841,207	-	11,841,207	1	11,841,206	11,841,001	205	11,841,206
SVDF	255,914	11,788,014	10,937,744	-	10,937,744	3	10,937,741	10,937,741	-	10,937,741
SVOF	30,421	882,871	1,068,999	4	1,069,003	-	1,069,003	1,069,003	-	1,069,003
MGRFV	2,259,527	26,874,270	26,594,630	1	26,594,631	-	26,594,631	26,592,404	2,227	26,594,631

Total (unaudited)			$9,817,922,721	$133,759	$9,818,056,480	$229	$9,818,056,251	$9,815,930,554	$2,125,697	$9,818,056,251

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	APTGBS	AASCO	ALCAI2	ALCGI2	ALMGI2	ABIGB	ABSCGB
Reinvested dividends	$126,482,020	2,637,052	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(12,247,088)	-	(149)	(1,333)	(693)	(1,899)	-	-

Net investment income (loss)	114,234,932	2,637,052	(149)	(1,333)	(693)	(1,899)	-	-

Realized gain (loss) on investments	422,918,655	(2,090,662)	495	2,708,871	1,907,355	1,508,788	31,558	51,085
Change in unrealized gain (loss) on investments	141,341,441	(2,168,042)	(8,017)	(4,139,765)	(4,067,360)	(4,688,073)	(49,128)	(220,721)

Net gain (loss) on investments	564,260,096	(4,258,704)	(7,522)	(1,430,894)	(2,160,005)	(3,179,285)	(17,570)	(169,636)

Reinvested capital gains	322,306,020	-	6,229	6,122,922	3,780,608	3,137,178	83,791	273,012

Net increase (decrease) in contract owners’ equity resulting from operations	$1,000,801,048	(1,621,652)	(1,442)	4,690,695	1,619,910	(44,006)	66,221	103,376

Investment Activity*:	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	AAEIP3	AAGEA2	ABEAA2
Reinvested dividends	$-	5,267	136,043	40,224	103,325	194,524	56,081	229,044
Mortality and expense risk charges (note 2)	-	-	(171)	-	-	-	-	-

Net investment income (loss)	-	5,267	135,872	40,224	103,325	194,524	56,081	229,044

Realized gain (loss) on investments	762,111	2,716	400,164	23,939	2,002,755	312,449	458,771	147,902
Change in unrealized gain (loss) on investments	(500,795)	22,055	3,440,104	170,107	2,243,848	2,177,291	403,404	623,746

Net gain (loss) on investments	261,316	24,771	3,840,268	194,046	4,246,603	2,489,740	862,175	771,648

Reinvested capital gains	741,166	-	-	-	-	-	111,108	662,851

Net increase (decrease) in contract owners’ equity resulting from operations	$1,002,482	30,038	3,976,140	234,270	4,349,928	2,684,264	1,029,364	1,663,543

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB	ACVI	ACVIG	ACVIP2
Reinvested dividends	$80,641	109,989	36,025	75,742	112,166	8,708	256,540	829,141
Mortality and expense risk charges (note 2)	-	-	-	-	-	(87)	(21)	-

Net investment income (loss)	80,641	109,989	36,025	75,742	112,166	8,621	256,519	829,141

Realized gain (loss) on investments	73,739	42,576	150,538	27,636	700,086	639,606	1,804,791	658,715
Change in unrealized gain (loss) on investments	(175,922)	693,424	33,300	46,880	678,101	(296,295)	(666,197)	44,281

Net gain (loss) on investments	(102,183)	736,000	183,838	74,516	1,378,187	343,311	1,138,594	702,996

Reinvested capital gains	152,923	316,552	-	163,912	659,248	154,179	3,460,393	-

Net increase (decrease) in contract owners’ equity resulting from operations	$131,381	1,162,541	219,863	314,170	2,149,601	506,111	4,855,506	1,532,137

Investment Activity*:	ACVLVI	ACVMV1	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4	AMVCB4
Reinvested dividends	$41,609	85,179	-	172,725	840,586	404,022	484,210	259,662
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	41,609	85,179	-	172,725	840,586	404,022	484,210	259,662

Realized gain (loss) on investments	127,484	119,770	4,717,851	631,505	942,862	848,978	45,213	286,820
Change in unrealized gain (loss) on investments	374,846	1,321,950	(1,506,923)	1,255,864	4,182,481	6,234,435	(2,153,220)	804,047

Net gain (loss) on investments	502,330	1,441,720	3,210,928	1,887,369	5,125,343	7,083,413	(2,108,007)	1,090,867

Reinvested capital gains	-	-	1,400,205	-	1,911,603	-	1,527,149	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,939	1,526,899	4,611,133	2,060,094	7,877,532	7,487,435	(96,648)	1,350,529

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4	AMVI4
Reinvested dividends	$74,131	55,474	481,368	56,390	-	143,424	573,144	774,172
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	74,131	55,474	481,368	56,390	-	143,424	573,144	774,172

Realized gain (loss) on investments	14,460	620,019	1,521,210	7,276,421	398,222	401,618	749,466	935,343
Change in unrealized gain (loss) on investments	(478,574)	1,713,946	7,635,254	(869,565)	(196,439)	449,882	(35,867)	(2,314,658)

Net gain (loss) on investments	(464,114)	2,333,965	9,156,464	6,406,856	201,783	851,500	713,599	(1,379,315)

Reinvested capital gains	116,784	1,273,545	465,154	12,294,632	304,270	188,493	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(273,199)	3,662,984	10,102,986	18,757,878	506,053	1,183,417	1,286,743	(605,143)

Investment Activity*:	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVGIP2	AVPAP2	AVRBP2	AVRGP2
Reinvested dividends	$281,211	37,037	490,062	303,851	-	99,401	24,379	960
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	281,211	37,037	490,062	303,851	-	99,401	24,379	960

Realized gain (loss) on investments	251,834	22,881	2,787,599	(845,070)	10,464	105,638	(57,075)	702
Change in unrealized gain (loss) on investments	(99,297)	(639,179)	(2,741,948)	(1,785,947)	(9,048)	628,081	308,323	12,264

Net gain (loss) on investments	152,537	(616,298)	45,651	(2,631,017)	1,416	733,719	251,248	12,966

Reinvested capital gains	-	477,364	2,349,076	2,106,000	-	-	-	6,986

Net increase (decrease) in contract owners’ equity resulting from operations	$433,748	(101,897)	2,884,789	(221,166)	1,416	833,120	275,627	20,912

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AVRIP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVCA3
Reinvested dividends	$238	210,810	443,052	82,162	7,441	11,652	531,776	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	238	210,810	443,052	82,162	7,441	11,652	531,776	-

Realized gain (loss) on investments	12	104,050	360,377	1,214,310	749,172	301,377	183,157	4,989
Change in unrealized gain (loss) on investments	(2,006)	(73,711)	(1,331,464)	314,657	457,669	302,364	(573,965)	(3,654)

Net gain (loss) on investments	(1,994)	30,339	(971,087)	1,528,967	1,206,841	603,741	(390,808)	1,335

Reinvested capital gains	-	-	535,974	-	903,207	-	165,060	2,205

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,756)	241,149	7,939	1,611,129	2,117,489	615,393	306,028	3,540

Investment Activity*:	BRVED3	BRVHY3	BRVTR3	BRVUG3	BVLCC3	BVLCV3	BVLFG3	MLVGA3
Reinvested dividends	$298,651	1,942,841	317,008	33,701	6,010	100,711	-	187,497
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	298,651	1,942,841	317,008	33,701	6,010	100,711	-	187,497

Realized gain (loss) on investments	862,720	1,074,939	(197,221)	(126,116)	553,704	1,347,592	794,971	601,576
Change in unrealized gain (loss) on investments	(325,641)	(1,295,361)	(570,547)	(19,429)	(2,788,401)	(1,067,667)	(777,767)	(3,231,330)

Net gain (loss) on investments	537,079	(220,422)	(767,768)	(145,545)	(2,234,697)	279,925	17,204	(2,629,754)

Reinvested capital gains	2,935,873	115,601	79,811	-	4,081,764	1,170,022	2,791,357	3,840,645

Net increase (decrease) in contract owners’ equity resulting from operations	$3,771,603	1,838,020	(370,949)	(111,844)	1,853,077	1,550,658	2,808,561	1,398,388

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DSIF	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1
Reinvested dividends	$519,562	63,966	317,915	67,911	92,665	-	383,425	-
Mortality and expense risk charges (note 2)	(78,545)	(180)	-	-	(568)	-	-	-

Net investment income (loss)	441,017	63,786	317,915	67,911	92,097	-	383,425	-

Realized gain (loss) on investments	3,972,988	1,244,597	14,224,383	126,616	6,336,459	1,387,372	220,679	1,239,603
Change in unrealized gain (loss) on investments	4,807,398	442,111	(5,252,839)	362,718	(363,619)	2,467,725	(512,115)	(419,153)

Net gain (loss) on investments	8,780,386	1,686,708	8,971,544	489,334	5,972,840	3,855,097	(291,436)	820,450

Reinvested capital gains	1,983,582	188,089	650,989	175,261	3,724,157	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,204,985	1,938,583	9,940,448	732,506	9,789,094	3,855,097	91,989	820,450

Investment Activity*:	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$284,354	89,258	1,170,442	1,036,639	1,048,123	2,029,495	4,513,792	5,379
Mortality and expense risk charges (note 2)	-	-	(183,127)	(322,823)	(254,353)	(206,409)	(301,462)	(228,098)

Net investment income (loss)	284,354	89,258	987,315	713,816	793,770	1,823,086	4,212,330	(222,719)

Realized gain (loss) on investments	929,215	3,355,532	2,014,018	(264,751)	4,260,375	1,117,788	1,972,324	(209,670)
Change in unrealized gain (loss) on investments	(370,297)	(156,127)	5,060,115	(2,194,584)	2,016,770	1,706,242	10,860,435	47,476

Net gain (loss) on investments	558,918	3,199,405	7,074,133	(2,459,335)	6,277,145	2,824,030	12,832,759	(162,194)

Reinvested capital gains	-	-	2,756,586	13,605	2,349,687	5,473,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$843,272	3,288,663	10,818,034	(1,731,914)	9,420,602	10,120,928	17,045,089	(384,913)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2
Reinvested dividends	$2,903,039	1,715,552	1,843,149	735,072	-	159,965	267,623	9,396
Mortality and expense risk charges (note 2)	(456,205)	(321,961)	-	-	-	-	-	-

Net investment income (loss)	2,446,834	1,393,591	1,843,149	735,072	-	159,965	267,623	9,396

Realized gain (loss) on investments	6,092,035	4,402,690	312,602	865,259	1,077,506	232,286	1,932,949	2,469,336
Change in unrealized gain (loss) on investments	29,071,902	22,130,850	(25,916)	(876,432)	(1,718,749)	1,130,573	746,870	1,471,841

Net gain (loss) on investments	35,163,937	26,533,540	286,686	(11,173)	(641,243)	1,362,859	2,679,819	3,941,177

Reinvested capital gains	-	8,616,150	-	-	660,808	-	2,353,972	4,936,904

Net increase (decrease) in contract owners’ equity resulting from operations	$37,610,771	36,543,281	2,129,835	723,899	19,565	1,522,824	5,301,414	8,887,477

Investment Activity*:	FDCA2	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2	FIGBP2
Reinvested dividends	$104	19,289	137,565	-	118,059	-	339,781	1,690,471
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	104	19,289	137,565	-	118,059	-	339,781	1,690,471

Realized gain (loss) on investments	18	1,464,718	1,476,447	4,319,540	485,237	11,719,819	210,686	1,088,505
Change in unrealized gain (loss) on investments	10,182	174,247	(588,983)	(4,678,682)	106,885	(11,718,243)	(226,449)	(5,962,048)

Net gain (loss) on investments	10,200	1,638,965	887,464	(359,142)	592,122	1,576	(15,763)	(4,873,543)

Reinvested capital gains	7,744	227,561	956,856	6,396,728	211,759	4,798,253	-	2,536,874

Net increase (decrease) in contract owners’ equity resulting from operations	$18,048	1,885,815	1,981,885	6,037,586	921,940	4,799,829	324,018	(646,198)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF502	FVF602
Reinvested dividends	$37,179	131,098	29,260	118,647	162,738	135	2,991	8,233
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	37,179	131,098	29,260	118,647	162,738	135	2,991	8,233

Realized gain (loss) on investments	283,726	1,001,936	418,437	166,390	1,530,147	422	18,895	108
Change in unrealized gain (loss) on investments	(112,442)	101,778	365,037	3,156,772	(987,531)	30	2,793	75,441

Net gain (loss) on investments	171,284	1,103,714	783,474	3,323,162	542,616	452	21,688	75,549

Reinvested capital gains	1,749,156	-	663,901	77,914	1,204,524	46	5,803	13,917

Net increase (decrease) in contract owners’ equity resulting from operations	$1,957,619	1,234,812	1,476,635	3,519,723	1,909,878	633	30,482	97,699

Investment Activity*:	FVF702	FVFI2	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$18	52,477	-	1,092,263	364	86	456,841	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	18	52,477	-	1,092,263	364	86	456,841	-

Realized gain (loss) on investments	-	148,774	2,138,772	350,700	287	44	(204,868)	(2,089,001)
Change in unrealized gain (loss) on investments	218	(132,431)	(340,029)	(710,603)	4,987	(8,934)	1,563,758	1,177,468

Net gain (loss) on investments	218	16,343	1,798,743	(359,903)	5,274	(8,890)	1,358,890	(911,533)

Reinvested capital gains	26	156,004	1,875,139	702,574	2,427	53,596	137,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	$262	224,824	3,673,882	1,434,934	8,065	44,792	1,953,334	(911,533)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVGMNS	GVMSA
Reinvested dividends	$29,704	1,271,317	71,940	105,786	426,975	231,409	-	62,620
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	29,704	1,271,317	71,940	105,786	426,975	231,409	-	62,620

Realized gain (loss) on investments	(71,706)	218,491	(71,624)	1,847,299	(270,711)	(342,533)	98	34,436
Change in unrealized gain (loss) on investments	783,994	2,358,506	438,903	143,513	89,212	(92,454)	3,789	88,745

Net gain (loss) on investments	712,288	2,576,997	367,279	1,990,812	(181,499)	(434,987)	3,887	123,181

Reinvested capital gains	76,424	-	-	398,421	-	-	23,782	-

Net increase (decrease) in contract owners’ equity resulting from operations	$818,416	3,848,314	439,219	2,495,019	245,476	(203,578)	27,669	185,801

Investment Activity*:	GVFRB	GVLCVB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$489,601	701	-	3	1,477,149	-	-	24,711
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(110)	(220)

Net investment income (loss)	489,601	701	-	3	1,477,149	-	(110)	24,491

Realized gain (loss) on investments	112,468	232	1,854,754	-	2,190,168	(123,405)	(364,452)	738,777
Change in unrealized gain (loss) on investments	(128,426)	6,962	(400,349)	-	(6,421,371)	(3,454)	(264,859)	(181,028)

Net gain (loss) on investments	(15,958)	7,194	1,454,405	-	(4,231,203)	(126,859)	(629,311)	557,749

Reinvested capital gains	-	2	577,731	1	2,407,013	-	373,282	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,643	7,897	2,032,136	4	(347,041)	(126,859)	(256,139)	582,240

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$9,082	46,667	-	45,047	2,026	24,135	-	-
Mortality and expense risk charges (note 2)	-	-	(533)	(655)	(68)	(155)	(14)	-

Net investment income (loss)	9,082	46,667	(533)	44,392	1,958	23,980	(14)	-

Realized gain (loss) on investments	223,968	557,465	1,308,439	768,135	414,927	1,797,868	365,773	128,274
Change in unrealized gain (loss) on investments	(45,190)	(47,656)	(312,078)	(327,211)	(320,592)	90,494	118,876	(151,689)

Net gain (loss) on investments	178,778	509,809	996,361	440,924	94,335	1,888,362	484,649	(23,415)

Reinvested capital gains	40,264	4,266	208,499	-	-	143,797	268,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$228,124	560,742	1,204,327	485,316	96,293	2,056,139	753,364	(23,415)

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	2,779	-	-	-	928	82,009
Mortality and expense risk charges (note 2)	(484)	-	-	-	-	(261)	(45)	(28)

Net investment income (loss)	(484)	-	2,779	-	-	(261)	883	81,981

Realized gain (loss) on investments	(144,324)	250,650	(203,360)	13,173	542,986	(7,842)	545,486	4,883,372
Change in unrealized gain (loss) on investments	(418,143)	7,829	(2,427)	(48,568)	(544,679)	2,483	(198,383)	610,453

Net gain (loss) on investments	(562,467)	258,479	(205,787)	(35,395)	(1,693)	(5,359)	347,103	5,493,825

Reinvested capital gains	371,141	-	-	-	107,641	60,110	272,144	982,206

Net increase (decrease) in contract owners’ equity resulting from operations	$(191,810)	258,479	(203,008)	(35,395)	105,948	54,490	620,130	6,558,012

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	140,962	34,454	-	11,174	-	10,892	-
Mortality and expense risk charges (note 2)	(239)	(54)	-	-	-	-	-	(472)

Net investment income (loss)	(239)	140,908	34,454	-	11,174	-	10,892	(472)

Realized gain (loss) on investments	4,343,646	(355,449)	782,671	(27,927)	71,931	575,087	204,863	9,895,019
Change in unrealized gain (loss) on investments	(414,204)	(78,748)	287,696	(333,302)	275,109	(211,086)	(27,159)	281,635

Net gain (loss) on investments	3,929,442	(434,197)	1,070,367	(361,229)	347,040	364,001	177,704	10,176,654

Reinvested capital gains	2,397,291	-	-	194,328	-	368,848	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,326,494	(293,289)	1,104,821	(166,901)	358,214	732,849	188,596	10,176,182

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$-	-	15,036	50,817	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(1,653)	-

Net investment income (loss)	-	-	15,036	50,817	-	-	(1,653)	-

Realized gain (loss) on investments	927,029	(1,142,343)	(928,185)	306,024	99,405	(33,361)	10,551,186	(567,501)
Change in unrealized gain (loss) on investments	(350,557)	(8,815)	(44,181)	103,949	135,220	56,526	732,927	103,914

Net gain (loss) on investments	576,472	(1,151,158)	(972,366)	409,973	234,625	23,165	11,284,113	(463,587)

Reinvested capital gains	88,214	-	-	-	137,040	-	9,766,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	$664,686	(1,151,158)	(957,330)	460,790	371,665	23,165	21,049,416	(463,587)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$-	-	-	48,924	-	-	4,899	-
Mortality and expense risk charges (note 2)	-	-	(2)	(17)	(335)	(20)	(8)	-

Net investment income (loss)	-	-	(2)	48,907	(335)	(20)	4,891	-

Realized gain (loss) on investments	(31,113)	(76,017)	2,389,267	1,494,199	1,118,517	1,111,643	1,490,861	13,671
Change in unrealized gain (loss) on investments	3	9,008	(174,975)	(61,721)	63,522	(931,364)	(524,170)	18,989

Net gain (loss) on investments	(31,110)	(67,009)	2,214,292	1,432,478	1,182,039	180,279	966,691	32,660

Reinvested capital gains	-	-	46,687	27,029	-	482,112	225,402	35,898

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,110)	(67,009)	2,260,977	1,508,414	1,181,704	662,371	1,196,984	68,558

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$-	-	-	-	1,314	9,991	283,498	6,394
Mortality and expense risk charges (note 2)	(6)	(518)	-	-	-	-	-	-

Net investment income (loss)	(6)	(518)	-	-	1,314	9,991	283,498	6,394

Realized gain (loss) on investments	1,315,868	1,633,240	32,588	(97,714)	7,166	177,436	505,311	33,630
Change in unrealized gain (loss) on investments	(409,384)	(245,714)	48,594	(18,730)	10,817	(225,775)	(334,068)	180,321

Net gain (loss) on investments	906,484	1,387,526	81,182	(116,444)	17,983	(48,339)	171,243	213,951

Reinvested capital gains	21,249	-	-	-	-	261,302	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$927,727	1,387,008	81,182	(116,444)	19,297	222,954	454,741	220,345

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SBLX	SBLY	ACC1	ACGI	AVGI	AVHY1	AVIE	IVAVS2
Reinvested dividends	$9	6,572	156,332	60,896	24,510	747,676	72,552	162
Mortality and expense risk charges (note 2)	-	-	-	-	-	(17)	-	-

Net investment income (loss)	9	6,572	156,332	60,896	24,510	747,659	72,552	162

Realized gain (loss) on investments	-	128,924	1,026,038	217,086	75,992	115,863	785,137	(1)
Change in unrealized gain (loss) on investments	50	(74,693)	377,869	480,620	544,073	(408,719)	(901,219)	2,264

Net gain (loss) on investments	50	54,231	1,403,907	697,706	620,065	(292,856)	(116,082)	2,263

Reinvested capital gains	75	226,838	-	-	83,947	-	383,160	-

Net increase (decrease) in contract owners’ equity resulting from operations	$134	287,641	1,560,239	758,602	728,522	454,803	339,630	2,425

Investment Activity*:	IVBRA2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2
Reinvested dividends	$254,652	357,666	297,867	22,989	176,721	7,004	164,797	10,285
Mortality and expense risk charges (note 2)	-	-	-	(423)	-	-	-	-

Net investment income (loss)	254,652	357,666	297,867	22,566	176,721	7,004	164,797	10,285

Realized gain (loss) on investments	136,162	516,473	189,396	-	(155,180)	390,084	374,592	47,684
Change in unrealized gain (loss) on investments	120,957	(1,814,155)	1,757,774	-	(207,260)	(335,308)	780,134	690,990

Net gain (loss) on investments	257,119	(1,297,682)	1,947,170	-	(362,440)	54,776	1,154,726	738,674

Reinvested capital gains	273,987	807,622	53,917	-	-	364,316	87,074	-

Net increase (decrease) in contract owners’ equity resulting from operations	$785,758	(132,394)	2,298,954	22,566	(185,719)	426,096	1,406,597	748,959

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IVRE	IVT	OVCBS	OVGIS	OVGSS	OVIGS	OVSBS	OVTRBS
Reinvested dividends	$514,528	-	-	30,203	-	-	66,784	123,789
Mortality and expense risk charges (note 2)	(980)	(38)	-	-	-	-	-	-

Net investment income (loss)	513,548	(38)	-	30,203	-	-	66,784	123,789

Realized gain (loss) on investments	(123,370)	2,394,197	14,657	842,225	839,297	1,261,208	(20,491)	21,437
Change in unrealized gain (loss) on investments	4,032,370	(2,339,002)	(10,931)	117,565	958,401	(1,093,500)	(96,890)	(552,293)

Net gain (loss) on investments	3,909,000	55,195	3,726	959,790	1,797,698	167,708	(117,381)	(530,856)

Reinvested capital gains	-	926,463	-	343,369	1,051,656	1,608,560	-	256,037

Net increase (decrease) in contract owners’ equity resulting from operations	$4,422,548	981,620	3,726	1,333,362	2,849,354	1,776,268	(50,597)	(151,030)

Investment Activity*:	WRASP	WRBDP	WRBP	WRDIV	WRENG	WRGBP	WRGNR	WRHIP
Reinvested dividends	$72,150	215,410	29,292	1,428	32,372	68,134	26,024	2,317,536
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	72,150	215,410	29,292	1,428	32,372	68,134	26,024	2,317,536

Realized gain (loss) on investments	121,598	(354,633)	37,627	(5)	521,650	(43,446)	236,554	1,583,335
Change in unrealized gain (loss) on investments	(223,825)	(338,853)	172,605	8,654	(124,245)	(39,668)	42,444	(2,442,620)

Net gain (loss) on investments	(102,227)	(693,486)	210,232	8,649	397,405	(83,114)	278,998	(859,285)

Reinvested capital gains	465,365	439,941	178,517	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$435,288	(38,135)	418,041	10,077	429,777	(14,980)	305,022	1,458,251

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	WRLTBP	WRMCG	WRSTP	WRVP	JABIN	JAEI	JAFBS	JAFRIN
Investment Activity*:
Reinvested dividends	$67,371	-	-	34,641	583,192	167,854	416,514	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	(881)	-	-

Net investment income (loss)	67,371	-	-	34,641	583,192	166,973	416,514	-

Realized gain (loss) on investments	(8,608)	1,915,732	736,440	21,312	4,127,458	2,999,548	167,520	2,134,689
Change in unrealized gain (loss) on investments	(95,881)	(1,067,358)	(2,315,740)	391,884	4,859,860	618,867	(1,487,862)	(561,298)

Net gain (loss) on investments	(104,489)	848,374	(1,579,300)	413,196	8,987,318	3,618,415	(1,320,342)	1,573,391

Reinvested capital gains	18,180	2,281,284	3,002,222	-	500,831	4,429,468	604,824	1,982,461

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,938)	3,129,658	1,422,922	447,837	10,071,341	8,214,856	(299,004)	3,555,852

Investment Activity*:	JAGRIN	JAGTS	JAIG	JARIN	JIULVV	JMCVIN	JHEVTN	JPIGA2
Reinvested dividends	$37,129	283	122,451	6,908	78,671	115,488	521,756	102,464
Mortality and expense risk charges (note 2)	(349)	-	-	(248)	-	-	(19,621)	-

Net investment income (loss)	36,780	283	122,451	6,660	78,671	115,488	502,135	102,464

Realized gain (loss) on investments	312,166	125,001	837,074	449,032	(182,980)	673,066	209,165	994,738
Change in unrealized gain (loss) on investments	486,276	(110,239)	56,480	485,532	3,739	3,705,832	1,092,927	(544,738)

Net gain (loss) on investments	798,442	14,762	893,554	934,564	(179,241)	4,378,898	1,302,092	450,000

Reinvested capital gains	328,612	32,458	-	347,015	840,102	-	-	513,737

Net increase (decrease) in contract owners’ equity resulting from operations	$1,163,834	47,503	1,016,005	1,288,239	739,532	4,494,386	1,804,227	1,066,201

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JPIIB2	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII	LPVQD2
Reinvested dividends	$159,163	499,888	22,362	97,285	2,575	5,862	171,891	15,260
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	159,163	499,888	22,362	97,285	2,575	5,862	171,891	15,260

Realized gain (loss) on investments	167,946	(517,884)	164,675	959,524	249,627	370,907	486,221	15,519
Change in unrealized gain (loss) on investments	98,441	1,823,944	(55,168)	(652,899)	662,746	(891,700)	1,110,652	56,159

Net gain (loss) on investments	266,387	1,306,060	109,507	306,625	912,373	(520,793)	1,596,873	71,678

Reinvested capital gains	20,360	-	-	124,879	5,335	873,079	873,172	-

Net increase (decrease) in contract owners’ equity resulting from operations	$445,910	1,805,948	131,869	528,789	920,283	358,148	2,641,936	86,938

Investment Activity*:	LVCLGI	SBVSG2	SBVHY	LOVBD	LOVCDG	LOVGI	MNCPS	MEGSS
Reinvested dividends	$-	-	110,844	936,180	49,753	30,892	174,448	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	(807)	-	-

Net investment income (loss)	-	-	110,844	936,180	49,753	30,085	174,448	-

Realized gain (loss) on investments	2,303,850	5,549,982	149,257	961,907	977,342	91,822	3,768,884	2,503,535
Change in unrealized gain (loss) on investments	1,464,533	(6,798,457)	(174,952)	(1,462,401)	(333,361)	341,631	(3,239,222)	(1,970,785)

Net gain (loss) on investments	3,768,383	(1,248,475)	(25,695)	(500,494)	643,981	433,453	529,662	532,750

Reinvested capital gains	1,829,258	5,087,089	-	495,287	681,333	316,801	969,265	2,720,914

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,641	3,838,614	85,149	930,973	1,375,067	780,339	1,673,375	3,253,664

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MNDSC	MVFSC	DTRTFY	GVEXD	GVIXY	MCIFD	NJMMAY	NVBXD
Reinvested dividends	$-	141,095	968,594	3,589,694	2,749,924	466,108	60,382	560,874
Mortality and expense risk charges (note 2)	-	-	(89,339)	(420,889)	(249,500)	(96,943)	(4,970)	(67,262)

Net investment income (loss)	-	141,095	879,255	3,168,805	2,500,424	369,165	55,412	493,612

Realized gain (loss) on investments	718,712	517,633	66,906	23,889,001	3,495,314	3,385,900	19,153	(96,228)
Change in unrealized gain (loss) on investments	(1,322,655)	1,252,387	(1,112,261)	7,198,047	1,929,786	1,932,112	(71,382)	(1,071,444)

Net gain (loss) on investments	(603,943)	1,770,020	(1,045,355)	31,087,048	5,425,100	5,318,012	(52,229)	(1,167,672)

Reinvested capital gains	750,017	277,332	104,593	1,068,395	-	587,051	88,085	101,056

Net increase (decrease) in contract owners’ equity resulting from operations	$146,074	2,188,447	(61,507)	35,324,248	7,925,524	6,274,228	91,268	(573,004)

Investment Activity*:	NVDCAP	NVFIY	NVGEY	NVIDMP	NVMIVX	NVMMG2	NVMMV1	NVNSR1
Reinvested dividends	$2,931	19,086	66,317	11,395	43,947	-	19,996	9,472
Mortality and expense risk charges (note 2)	-	(5,117)	(9,804)	-	-	-	-	-

Net investment income (loss)	2,931	13,969	56,513	11,395	43,947	-	19,996	9,472

Realized gain (loss) on investments	2,339	(18,180)	449,754	20,129	33,871	(2,625)	(1,644)	289,412
Change in unrealized gain (loss) on investments	63,363	(25,788)	(34,909)	192,299	24,955	(10,251)	424,451	209,294

Net gain (loss) on investments	65,702	(43,968)	414,845	212,428	58,826	(12,876)	422,807	498,706

Reinvested capital gains	12,190	431	2,403	31,213	-	6,752	-	352,259

Net increase (decrease) in contract owners’ equity resulting from operations	$80,823	(29,568)	473,761	255,036	102,773	(6,124)	442,803	860,437

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVSIXD	SAMY	TRF	AMCG	AMRI	AMSRS	AMTB	NBARMS
Reinvested dividends	$1,093,463	-	24,346	-	26,430	8,115	250,540	3,241
Mortality and expense risk charges (note 2)	(291,284)	-	-	-	(147)	-	-	-

Net investment income (loss)	802,179	-	24,346	-	26,283	8,115	250,540	3,241

Realized gain (loss) on investments	1,748,885	(1)	563,808	1,477,360	532,097	101,238	225,205	78,124
Change in unrealized gain (loss) on investments	6,340,903	1	14,718	(1,308,821)	529,795	331,769	(418,014)	(8,056)

Net gain (loss) on investments	8,089,788	-	578,526	168,539	1,061,892	433,007	(192,809)	70,068

Reinvested capital gains	1,818,036	-	286,258	470,216	-	41,496	-	66,984

Net increase (decrease) in contract owners’ equity resulting from operations	$10,710,003	-	889,130	638,755	1,088,175	482,618	57,731	140,293

Investment Activity*:	NO7TB	NO7TB3	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBBA	NOTBE2
Reinvested dividends	$50	5,824	650	2,878	2,117	17,487	30,594	3,520
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	50	5,824	650	2,878	2,117	17,487	30,594	3,520

Realized gain (loss) on investments	3	8,584	30	39,006	35	1,881	(72,266)	6,842
Change in unrealized gain (loss) on investments	998	78,882	16,882	37,843	10,873	75,808	(182,340)	25,067

Net gain (loss) on investments	1,001	87,466	16,912	76,849	10,908	77,689	(254,606)	31,909

Reinvested capital gains	156	13,640	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,207	106,930	17,562	79,727	13,025	95,176	(224,012)	35,429

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NOTC2	NOTG1	NOTG2	NOTGR1	NOTGR2	NOTMD1	NOTMD2	NOTMG1
Reinvested dividends	$11,859	389,154	7,667	12,997	8,374	2,475	12,438	15,743
Mortality and expense risk charges (note 2)	-	(8,994)	-	-	-	-	-	-

Net investment income (loss)	11,859	380,160	7,667	12,997	8,374	2,475	12,438	15,743

Realized gain (loss) on investments	8,463	956,973	12,634	166,973	47,534	171,242	164,923	26,939
Change in unrealized gain (loss) on investments	68,187	2,238,979	67,302	48,713	90,579	(108,387)	(1,033)	82,448

Net gain (loss) on investments	76,650	3,195,952	79,936	215,686	138,113	62,855	163,890	109,387

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$88,509	3,576,112	87,603	228,683	146,487	65,330	176,328	125,130

Investment Activity*:	NOTMG2	NOTMR1	NOVPB1	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVAAI
Reinvested dividends	$11,481	1,959	-	12,414	-	254,964	1,586,189	70,475
Mortality and expense risk charges (note 2)	-	(9)	-	(274)	(1,437)	-	-	-

Net investment income (loss)	11,481	1,950	-	12,140	(1,437)	254,964	1,586,189	70,475

Realized gain (loss) on investments	12,867	26,081	(365,804)	51,717	432,464	17,661	824,496	39
Change in unrealized gain (loss) on investments	76,965	(5,600)	433,130	230,503	296,438	(362,084)	(310,291)	23,079

Net gain (loss) on investments	89,832	20,481	67,326	282,220	728,902	(344,423)	514,205	23,118

Reinvested capital gains	-	-	-	-	-	221,092	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$101,313	22,431	67,326	294,360	727,465	131,633	2,100,394	93,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVEBA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA
Reinvested dividends	$1,125,243	323,940	575,701	205,615	1,420,704	4,207,672	175,420	225,283
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,125,243	323,940	575,701	205,615	1,420,704	4,207,672	175,420	225,283

Realized gain (loss) on investments	690,866	28,249	60,741	(53,040)	569,795	584,554	196,891	(4,025,185)
Change in unrealized gain (loss) on investments	(2,497,292)	(807,425)	(1,670,973)	(390,028)	(1,136,217)	(1,958,527)	(690,276)	245,049

Net gain (loss) on investments	(1,806,426)	(779,176)	(1,610,232)	(443,068)	(566,422)	(1,373,973)	(493,385)	(3,780,136)

Reinvested capital gains	-	9,371	314,215	63,574	-	-	-	2,313,950

Net increase (decrease) in contract owners’ equity resulting from operations	$(681,183)	(445,865)	(720,316)	(173,879)	854,282	2,833,699	(317,965)	(1,240,903)

Investment Activity*:	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVGDAA	PVGMAA	PVSTA	PROA30
Reinvested dividends	$1,627,298	555,755	2,749,753	70,756	498	55,154	643,335	-
Mortality and expense risk charges (note 2)	(36)	-	-	-	-	-	(29)	-

Net investment income (loss)	1,627,262	555,755	2,749,753	70,756	498	55,154	643,306	-

Realized gain (loss) on investments	839,699	3,068,350	663,738	(4,272)	4	6,174	76,724	79,830
Change in unrealized gain (loss) on investments	(842,902)	(491,279)	(11,637,791)	(121,151)	408	(25,489)	(761,478)	(354,224)

Net gain (loss) on investments	(3,203)	2,577,071	(10,974,053)	(125,423)	412	(19,315)	(684,754)	(274,394)

Reinvested capital gains	-	-	6,354,780	24,432	-	281,688	-	246,627

Net increase (decrease) in contract owners’ equity resulting from operations	$1,624,059	3,132,826	(1,869,520)	(30,235)	910	317,527	(41,448)	(27,767)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS
Reinvested dividends	$20,769	-	-	20,075	22,215	-	7,829	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	20,769	-	-	20,075	22,215	-	7,829	-

Realized gain (loss) on investments	(10,496)	405,527	4,027,247	713,219	397,698	(139,872)	768,865	253,446
Change in unrealized gain (loss) on investments	(31,349)	(8,310)	(468,671)	(520,577)	(134,339)	22,529	291,320	(239,748)

Net gain (loss) on investments	(41,845)	397,217	3,558,576	192,642	263,359	(117,343)	1,060,185	13,698

Reinvested capital gains	-	18,874	1,382,823	161,156	-	4,122	111,093	230,209

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,076)	416,091	4,941,399	373,873	285,574	(113,221)	1,179,107	243,907

Investment Activity*:	PROE30	PROEM	PROFIN	PROFUD	PROGMM	PROGVP	PROHC	PROIND
Reinvested dividends	$9,343	-	21,146	-	622	-	1,506	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,343	-	21,146	-	622	-	1,506	-

Realized gain (loss) on investments	150,565	20,822	710,805	(23,688)	-	(204,293)	472,916	504,470
Change in unrealized gain (loss) on investments	(20,504)	(873,085)	85,905	(21,124)	-	(12,212)	127,189	(136,816)

Net gain (loss) on investments	130,061	(852,263)	796,710	(44,812)	-	(216,505)	600,105	367,654

Reinvested capital gains	-	-	389,528	10,608	-	71,271	310,416	274,080

Net increase (decrease) in contract owners’ equity resulting from operations	$139,404	(852,263)	1,207,384	(34,204)	622	(145,234)	912,027	641,734

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROINT	PROJP	PROLCG	PROLCV	PROMC	PROMCG	PROMCV	PRON
Reinvested dividends	$-	-	-	12,647	-	-	13,399	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	12,647	-	-	13,399	-

Realized gain (loss) on investments	60,800	239,349	761,757	314,696	348,566	407,099	644,327	9,024,440
Change in unrealized gain (loss) on investments	(3,402)	(247,327)	(415,086)	97,692	(97,329)	(354,561)	55,978	(187,988)

Net gain (loss) on investments	57,398	(7,978)	346,671	412,388	251,237	52,538	700,305	8,836,452

Reinvested capital gains	-	120,027	601,346	-	139,977	55,350	-	4,024,844

Net increase (decrease) in contract owners’ equity resulting from operations	$57,398	112,049	948,017	425,035	391,214	107,888	713,704	12,861,296

Investment Activity*:	PRONET	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSC	PROSCG
Reinvested dividends	$-	83,070	1,897	-	1,261	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	83,070	1,897	-	1,261	-	-	-

Realized gain (loss) on investments	84,577	862,735	121,327	(736,962)	534,905	(50,662)	1,994,890	341,325
Change in unrealized gain (loss) on investments	(711,631)	382,134	(34,152)	216,674	239,643	(81,007)	(1,265,904)	6,732

Net gain (loss) on investments	(627,054)	1,244,869	87,175	(520,288)	774,548	(131,669)	728,986	348,057

Reinvested capital gains	820,473	-	9,319	-	-	-	346,886	396,616

Net increase (decrease) in contract owners’ equity resulting from operations	$193,419	1,327,939	98,391	(520,288)	775,809	(131,669)	1,075,872	744,673

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROSCN	PROSCV	PROSEM	PROSIN	PROSMC	PROSN	PROSSC	PROTEC
Reinvested dividends	$-	6,114	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	6,114	-	-	-	-	-	-

Realized gain (loss) on investments	1,332,766	1,597,531	(36,854)	(53,548)	(20,851)	(53,235)	(122,285)	1,507,560
Change in unrealized gain (loss) on investments	(61,924)	(329,790)	(1,677)	2,428	1,492	16,133	33,137	(122,336)

Net gain (loss) on investments	1,270,842	1,267,741	(38,531)	(51,120)	(19,359)	(37,102)	(89,148)	1,385,224

Reinvested capital gains	284,878	-	-	-	7,162	210,009	-	420,892

Net increase (decrease) in contract owners’ equity resulting from operations	$1,555,720	1,273,855	(38,531)	(51,120)	(12,197)	172,907	(89,148)	1,806,116

Investment Activity*:	PROTEL	PROUB	PROUMC	PROUN	PROUSC	PROUSN	PROUTL	PVAGIB
Reinvested dividends	$14,136	-	-	-	-	-	67,133	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	14,136	-	-	-	-	-	67,133	-

Realized gain (loss) on investments	86,522	1,592,212	960,310	11,873,046	653,973	(2,682,011)	233,440	30,764
Change in unrealized gain (loss) on investments	9,849	(278,845)	92,955	(520,698)	(527,201)	(6,359)	239,434	(254,676)

Net gain (loss) on investments	96,371	1,313,367	1,053,265	11,352,348	126,772	(2,688,370)	472,874	(223,912)

Reinvested capital gains	-	-	-	1,813,403	366,503	2,431,972	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$110,507	1,313,367	1,053,265	13,165,751	493,275	(256,398)	540,007	(223,912)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PVAR5B	PVDIB	PVEIB	PVHYB	PVIB	PVIGIB	PVNOB	RWMVI
Reinvested dividends	$-	46,041	209,644	328,650	186,697	41,391	1,719	383,430
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	46,041	209,644	328,650	186,697	41,391	1,719	383,430

Realized gain (loss) on investments	(19,838)	123,592	1,589,096	358,753	(812,126)	121,994	263,467	291,318
Change in unrealized gain (loss) on investments	61,410	(589,731)	1,480,127	(223,700)	(555,446)	(43,232)	(127,244)	(234,070)

Net gain (loss) on investments	41,572	(466,139)	3,069,223	135,053	(1,367,572)	78,762	136,223	57,248

Reinvested capital gains	-	-	652,688	-	625,982	26,074	114,576	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,572	(420,098)	3,931,555	463,703	(554,893)	146,227	252,518	440,678

Investment Activity*:	RWMVN	ROCMC	ROCSC	RLVGRE	RLVIDM	RLVLBS	RLVLEG	RLVLMS
Reinvested dividends	$59,890	-	131,175	21,635	3,555	29,686	8,086	13,525
Mortality and expense risk charges (note 2)	-	(929)	(420)	-	-	-	-	-

Net investment income (loss)	59,890	(929)	130,755	21,635	3,555	29,686	8,086	13,525

Realized gain (loss) on investments	7,372	1,813,992	(27,533)	17	295	209	43,671	32
Change in unrealized gain (loss) on investments	9,392	(591,216)	1,981,828	79,201	1,837	1,441	(12,226)	(244)

Net gain (loss) on investments	16,764	1,222,776	1,954,295	79,218	2,132	1,650	31,445	(212)

Reinvested capital gains	-	356,382	-	4,617	10,551	44,207	9,615	11,636

Net increase (decrease) in contract owners’ equity resulting from operations	$76,654	1,578,229	2,085,050	105,470	16,238	75,543	49,146	24,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RLVSB	RLVUSC	RLVUSE	TRBCG2	TREI2	TRHS2	TRLT2	TAVV
Reinvested dividends	$2,352	83	1,373	-	281,374	-	196,949	19,452
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(186)

Net investment income (loss)	2,352	83	1,373	-	281,374	-	196,949	19,266

Realized gain (loss) on investments	3	-	-	10,754,739	103,442	4,518,605	209,666	170,075
Change in unrealized gain (loss) on investments	(10,221)	(634)	21,490	(6,280,728)	2,442,654	(2,544,458)	(556,896)	(67,546)

Net gain (loss) on investments	(10,218)	(634)	21,490	4,474,011	2,546,096	1,974,147	(347,230)	102,529

Reinvested capital gains	3,072	7,724	21,776	11,509,888	1,540,721	2,341,943	108,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,794)	7,173	44,639	15,983,899	4,368,191	4,316,090	(41,559)	121,795

Investment Activity*:	TPVCGP	TPVSGP	VVGGS	VWBF	VWEM	VWHA	VVB	VVCA
Reinvested dividends	$10,269	16,371	840,962	69,491	293,647	24,148	3,224,321	379,299
Mortality and expense risk charges (note 2)	-	-	-	-	(559)	(153)	(515,877)	(95,877)

Net investment income (loss)	10,269	16,371	840,962	69,491	293,088	23,995	2,708,444	283,422

Realized gain (loss) on investments	118,301	105,554	(1,351,776)	48,632	2,933,794	2,171,987	2,612,346	285,575
Change in unrealized gain (loss) on investments	(11,156)	35,471	(1,052,393)	(183,894)	(7,434,656)	(1,239,907)	18,308,397	31,610

Net gain (loss) on investments	107,145	141,025	(2,404,169)	(135,262)	(4,500,862)	932,080	20,920,743	317,185

Reinvested capital gains	8,258	16,840	-	-	717,075	-	8,947,865	846,247

Net increase (decrease) in contract owners’ equity resulting from operations	$125,672	174,236	(1,563,207)	(65,771)	(3,490,699)	956,075	32,577,052	1,446,854

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVCG	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB
Reinvested dividends	$536,766	384,734	3,404,772	4,317,151	43,225	302,936	10,012,439	2,905,841
Mortality and expense risk charges (note 2)	(179,884)	(106,802)	(465,825)	(1,115,393)	(407,884)	(76,730)	(1,547,941)	(205,765)

Net investment income (loss)	356,882	277,932	2,938,947	3,201,758	(364,659)	226,206	8,464,498	2,700,076

Realized gain (loss) on investments	5,641,027	440,750	4,441,631	17,619,703	9,058,522	97,015	1,373,067	286,739
Change in unrealized gain (loss) on investments	1,493,835	7,883,047	28,976,064	56,694,822	533,131	(966,736)	(23,344,807)	(681,928)

Net gain (loss) on investments	7,134,862	8,323,797	33,417,695	74,314,525	9,591,653	(869,721)	(21,971,740)	(395,189)

Reinvested capital gains	3,751,210	529,093	3,143,901	12,898,177	11,359,950	225,803	4,015,004	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,242,954	9,130,822	39,500,543	90,414,460	20,586,944	(417,712)	(9,492,238)	2,304,887

Investment Activity*:	VVI	VVMA	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VVTSM
Reinvested dividends	$601,155	262,750	1,705,876	2,107,727	132,668	6,223,306	1,206,307	4,422,855
Mortality and expense risk charges (note 2)	(630,460)	(73,817)	(480,830)	(302,144)	(89,981)	(939,739)	(271,227)	(1,102,430)

Net investment income (loss)	(29,305)	188,933	1,225,046	1,805,583	42,687	5,283,567	935,080	3,320,425

Realized gain (loss) on investments	13,637,524	398,105	3,764,126	1,895,410	1,176,360	1,756,892	1,383,515	22,609,474
Change in unrealized gain (loss) on investments	(32,628,831)	572,128	18,924,827	30,165,498	1,780,408	(10,972,121)	1,923,728	40,216,198

Net gain (loss) on investments	(18,991,307)	970,233	22,688,953	32,060,908	2,956,768	(9,215,229)	3,307,243	62,825,672

Reinvested capital gains	15,115,584	636,639	10,180,558	2,788,940	1,697,277	1,528,391	574,457	18,979,045

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,905,028)	1,795,805	34,094,557	36,655,431	4,696,732	(2,403,271)	4,816,780	85,125,142

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VRVDIA	VRVDRA	VRVNMA	SVDF	SVOF	MGRFV	AVBV2	HVDCT
Reinvested dividends	$-	70,284	334,921	-	454	-	71	4,230
Mortality and expense risk charges (note 2)	-	-	-	(2,856)	-	-	-	-

Net investment income (loss)	-	70,284	334,921	(2,856)	454	-	71	4,230

Realized gain (loss) on investments	92,411	1,036,588	215,640	2,311,447	149,481	423,401	1,180	161,295
Change in unrealized gain (loss) on investments	(117,587)	1,658,505	(417,607)	(4,083,455)	52,631	(1,484,697)	2,273	(105,676)

Net gain (loss) on investments	(25,176)	2,695,093	(201,967)	(1,772,008)	202,112	(1,061,296)	3,453	55,619

Reinvested capital gains	148,647	186,721	-	1,040,635	54,702	1,240,410	442	34,368

Net increase (decrease) in contract owners’ equity resulting from operations	$123,471	2,952,098	132,954	(734,229)	257,268	179,114	3,966	94,217

Investment Activity*:	NOVPI2
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	-

Net investment income (loss)	-

Realized gain (loss) on investments	(30,465)
Change in unrealized gain (loss) on investments	28,683

Net gain (loss) on investments	(1,782)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,782)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

.	Total (unaudited)		APTGBS		AASCO		ALCAI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$114,234,932	117,234,175	2,637,052	1,437,891	(149)	56	(1,333)	(1,160)
Realized gain (loss) on investments	422,918,655	63,324,749	(2,090,662)	2,558,611	495	77,074	2,708,871	(782,718)
Change in unrealized gain (loss) on investments	141,341,441	489,950,448	(2,168,042)	(1,494,218)	(8,017)	(19,608)	(4,139,765)	4,927,031
Reinvested capital gains	322,306,020	158,992,632	-	13,352	6,229	1,142	6,122,922	3,462,356

Net increase (decrease) in contract owners’ equity resulting from operations	1,000,801,048	829,502,004	(1,621,652)	2,515,636	(1,442)	58,664	4,690,695	7,605,509

Equity transactions:
Purchase payments received from contract owners (note 4)	1,383,373,958	982,213,537	428,967	912,669	-	-	583,789	408,043
Transfers between funds	(184,580)	(250,968)	1,513,370	7,975,468	718	(286,216)	(498,040)	(1,598,802)
Redemptions (notes 2, 3, and 4)	(596,874,540)	(549,939,418)	(2,477,928)	(1,806,535)	(793)	(807)	(2,190,002)	(1,532,585)
Adjustments to maintain reserves	(209,661)	(229,422)	(9)	(4,048)	8	(8)	(68)	332

Net equity transactions	786,105,177	431,793,729	(535,600)	7,077,554	(67)	(287,031)	(2,104,321)	(2,723,012)

Net change in contract owners’ equity	1,786,906,225	1,261,295,733	(2,157,252)	9,593,190	(1,509)	(228,367)	2,586,374	4,882,497
Contract owners’ equity at beginning of period	8,031,150,026	6,769,854,293	22,372,473	12,779,283	20,395	248,762	26,547,799	21,665,302

Contract owners’ equity at end of period	$9,818,056,251	8,031,150,026	20,215,221	22,372,473	18,886	20,395	29,134,173	26,547,799

CHANGE IN UNITS:
Beginning units	454,407,038	410,020,870	1,764,747	1,208,621	295	5,623	322,962	369,026
Units purchased	7,460,891,548	4,030,243,680	2,205,205	3,335,538	11	3	122,957	170,098
Units redeemed	(7,402,839,760)	(3,985,857,512)	(2,280,096)	(2,779,412)	(14)	(5,331)	(147,301)	(216,162)

Ending units	512,458,826	454,407,038	1,689,856	1,764,747	292	295	298,618	322,962

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALCGI2		ALMGI2		ABIGB		ABSCGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(693)	28,105	(1,899)	(1,076)	-	6,509	-	-
Realized gain (loss) on investments	1,907,355	2,639,105	1,508,788	388,352	31,558	11,081	51,085	3,583
Change in unrealized gain (loss) on investments	(4,067,360)	900,433	(4,688,073)	1,414,563	(49,128)	103,528	(220,721)	343,265
Reinvested capital gains	3,780,608	2,568,735	3,137,178	1,252,206	83,791	50,821	273,012	66,232

Net increase (decrease) in contract owners’ equity resulting from operations	1,619,910	6,136,378	(44,006)	3,054,045	66,221	171,939	103,376	413,080

Equity transactions:
Purchase payments received from contract owners (note 4)	677,361	153,294	450,351	197,757	10,934	12,550	24,914	4,520
Transfers between funds	(4,586,369)	10,214,219	(2,403,911)	5,337,981	147,831	18,059	(49,288)	(26,084)
Redemptions (notes 2, 3, and 4)	(1,092,086)	(863,051)	(499,135)	(226,845)	(28,093)	(8,025)	(44,052)	(8,875)
Adjustments to maintain reserves	14	38	10	34	(6)	9	4	(11)

Net equity transactions	(5,001,080)	9,504,500	(2,452,685)	5,308,927	130,666	22,593	(68,422)	(30,450)

Net change in contract owners’ equity	(3,381,170)	15,640,878	(2,496,691)	8,362,972	196,887	194,532	34,954	382,630
Contract owners’ equity at beginning of period	20,254,614	4,613,736	11,353,211	2,990,239	791,977	597,445	1,176,334	793,704

Contract owners’ equity at end of period	$16,873,444	20,254,614	8,856,520	11,353,211	988,864	791,977	1,211,288	1,176,334

CHANGE IN UNITS:
Beginning units	347,887	142,368	219,504	100,348	53,011	51,828	20,087	20,823
Units purchased	227,806	741,454	238,969	549,664	19,373	36,618	729	186
Units redeemed	(317,201)	(535,935)	(289,731)	(430,508)	(11,101)	(35,435)	(1,875)	(922)

Ending units	258,492	347,887	168,742	219,504	61,283	53,011	18,941	20,087

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ABTGB		ALVDAB		ALVGIA		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	12,078	5,267	4,709	135,872	210,603	40,224	25,863
Realized gain (loss) on investments	762,111	108,124	2,716	37	400,164	(1,275,908)	23,939	(72,231)
Change in unrealized gain (loss) on investments	(500,795)	562,239	22,055	10,896	3,440,104	381,696	170,107	141,650
Reinvested capital gains	741,166	254,181	-	-	-	717,304	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,002,482	936,622	30,038	15,642	3,976,140	33,695	234,270	95,282

Equity transactions:
Purchase payments received from contract owners (note 4)	742,886	77,422	-	-	377,760	437,541	8,545	3,121
Transfers between funds	762,595	2,175,526	-	-	172,007	(1,352,355)	44,028	526,239
Redemptions (notes 2, 3, and 4)	(120,812)	(67,681)	(21,841)	(1,728)	(764,665)	(785,332)	(28,890)	(196,445)
Adjustments to maintain reserves	22	(11)	1	1	16	68	2	38

Net equity transactions	1,384,691	2,185,256	(21,840)	(1,727)	(214,882)	(1,700,078)	23,685	332,953

Net change in contract owners’ equity	2,387,173	3,121,878	8,198	13,915	3,761,258	(1,666,383)	257,955	428,235
Contract owners’ equity at beginning of period	4,356,900	1,235,022	338,864	324,949	14,695,554	16,361,937	2,130,961	1,702,726

Contract owners’ equity at end of period	$6,744,073	4,356,900	347,062	338,864	18,456,812	14,695,554	2,388,916	2,130,961

CHANGE IN UNITS:
Beginning units	167,424	66,575	22,056	22,175	561,259	638,888	254,354	207,733
Units purchased	225,588	188,967	1	-	202,654	178,500	15,286	272,694
Units redeemed	(174,479)	(88,118)	(1,339)	(119)	(215,173)	(256,129)	(12,415)	(226,073)

Ending units	218,533	167,424	20,718	22,056	548,740	561,259	257,225	254,354

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVSVB		AAEIP3		AAGEA2		ABEAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$103,325	77,635	194,524	200,792	56,081	108,187	229,044	287,020
Realized gain (loss) on investments	2,002,755	(1,824,557)	312,449	(1,851,487)	458,771	(107,299)	147,902	(140,888)
Change in unrealized gain (loss) on investments	2,243,848	1,879,138	2,177,291	(1,653,842)	403,404	524,370	623,746	898,137
Reinvested capital gains	-	478,246	-	-	111,108	120,031	662,851	183,755

Net increase (decrease) in contract owners’ equity resulting from operations	4,349,928	610,462	2,684,264	(3,304,537)	1,029,364	645,289	1,663,543	1,228,024

Equity transactions:
Purchase payments received from contract owners (note 4)	454,213	531,804	130,047	63,042	30,211	78,783	489,272	712,970
Transfers between funds	2,933,905	(2,044,426)	(625,741)	(1,573,429)	(2,510,417)	813,650	(326,821)	1,263,373
Redemptions (notes 2, 3, and 4)	(930,217)	(401,383)	(465,035)	(1,543,564)	(230,392)	(112,839)	(561,162)	(485,657)
Adjustments to maintain reserves	4	152	6	4	13	10	5	33

Net equity transactions	2,457,905	(1,913,853)	(960,723)	(3,053,947)	(2,710,585)	779,604	(398,706)	1,490,719

Net change in contract owners’ equity	6,807,833	(1,303,391)	1,723,541	(6,358,484)	(1,681,221)	1,424,893	1,264,837	2,718,743
Contract owners’ equity at beginning of period	11,470,624	12,774,015	6,957,941	13,316,425	6,885,368	5,460,475	15,415,541	12,696,798

Contract owners’ equity at end of period	$18,278,457	11,470,624	8,681,482	6,957,941	5,204,147	6,885,368	16,680,378	15,415,541

CHANGE IN UNITS:
Beginning units	419,128	477,933	917,889	1,315,192	344,312	302,875	817,105	734,431
Units purchased	456,226	207,209	822,823	457,849	30,640	134,179	129,691	224,795
Units redeemed	(373,611)	(266,014)	(909,402)	(855,152)	(151,920)	(92,742)	(140,902)	(142,121)

Ending units	501,743	419,128	831,310	917,889	223,032	344,312	805,894	817,105

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACEAA2		AGEAA2		ARLPE3		AUGEA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$80,641	108,865	109,989	135,348	36,025	131,582	75,742	88,740
Realized gain (loss) on investments	73,739	289,708	42,576	(405,052)	150,538	(30,875)	27,636	(254,124)
Change in unrealized gain (loss) on investments	(175,922)	82,445	693,424	666,700	33,300	(77,924)	46,880	350,198
Reinvested capital gains	152,923	34,832	316,552	193,630	-	18,624	163,912	49,825

Net increase (decrease) in contract owners’ equity resulting from operations	131,381	515,850	1,162,541	590,626	219,863	41,407	314,170	234,639

Equity transactions:
Purchase payments received from contract owners (note 4)	32,249	303,834	256,932	46,488	65,299	11,384	18,476	443,716
Transfers between funds	544,766	2,522,107	572,735	(2,419,705)	(668,919)	(125,476)	837,999	(422,013)
Redemptions (notes 2, 3, and 4)	(705,896)	(1,704,105)	(192,803)	(225,043)	(18,380)	(37,055)	(228,743)	(276,060)
Adjustments to maintain reserves	4	(7)	-	11	(2)	11	(6)	5

Net equity transactions	(128,877)	1,121,829	636,864	(2,598,249)	(622,002)	(151,136)	627,726	(254,352)

Net change in contract owners’ equity	2,504	1,637,679	1,799,405	(2,007,623)	(402,139)	(109,729)	941,896	(19,713)
Contract owners’ equity at beginning of period	5,714,645	4,076,966	7,397,987	9,405,610	1,267,815	1,377,544	4,455,085	4,474,798

Contract owners’ equity at end of period	$5,717,149	5,714,645	9,197,392	7,397,987	865,676	1,267,815	5,396,981	4,455,085

CHANGE IN UNITS:
Beginning units	371,843	283,128	371,991	519,095	77,476	91,290	260,638	283,105
Units purchased	54,275	617,585	85,806	120,596	25,783	34,414	63,148	147,310
Units redeemed	(62,395)	(528,870)	(54,558)	(267,700)	(61,146)	(48,228)	(28,262)	(169,777)

Ending units	363,723	371,843	403,239	371,991	42,113	77,476	295,524	260,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVB		ACVI		ACVIG		ACVIP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$112,166	140,433	8,621	13,099	256,519	245,999	829,141	197,450
Realized gain (loss) on investments	700,086	361,343	639,606	167,986	1,804,791	(536,797)	658,715	610,337
Change in unrealized gain (loss) on investments	678,101	660,354	(296,295)	615,689	(666,197)	1,631,224	44,281	540,450
Reinvested capital gains	659,248	379,600	154,179	39,712	3,460,393	471,450	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,149,601	1,541,730	506,111	836,486	4,855,506	1,811,876	1,532,137	1,348,237

Equity transactions:
Purchase payments received from contract owners (note 4)	402,070	619,162	371,493	655,663	745,684	262,495	1,500,306	649,315
Transfers between funds	986,298	207,117	(929,414)	(569,321)	4,099,507	5,300,123	18,896,035	1,798,846
Redemptions (notes 2, 3, and 4)	(473,681)	(444,448)	(338,850)	(331,314)	(1,654,804)	(653,661)	(1,365,223)	(1,626,099)
Adjustments to maintain reserves	(8)	(352)	8	3,305	1	55	15	1

Net equity transactions	914,679	381,479	(896,763)	(241,667)	3,190,388	4,909,012	19,031,133	822,063

Net change in contract owners’ equity	3,064,280	1,923,209	(390,652)	594,819	8,045,894	6,720,888	20,563,270	2,170,300
Contract owners’ equity at beginning of period	13,367,544	11,444,335	5,387,322	4,792,503	17,058,496	10,337,608	15,400,140	13,229,840

Contract owners’ equity at end of period	$16,431,824	13,367,544	4,996,670	5,387,322	25,104,390	17,058,496	35,963,410	15,400,140

CHANGE IN UNITS:
Beginning units	461,366	437,440	178,240	198,729	535,565	351,971	875,122	821,241
Units purchased	165,434	164,780	70,385	131,856	560,477	394,194	1,842,242	857,353
Units redeemed	(137,690)	(140,854)	(96,295)	(152,345)	(449,873)	(210,600)	(788,395)	(803,472)

Ending units	489,110	461,366	152,330	178,240	646,169	535,565	1,928,969	875,122

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVLVI		ACVMV1		ACVU1		ACVV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$41,609	40,754	85,179	118,236	-	-	172,725	191,853
Realized gain (loss) on investments	127,484	(111,467)	119,770	(112,224)	4,717,851	1,148,333	631,505	(540,814)
Change in unrealized gain (loss) on investments	374,846	53,683	1,321,950	(60,161)	(1,506,923)	3,642,075	1,255,864	(173,101)
Reinvested capital gains	-	17,075	-	-	1,400,205	748,841	-	221,926

Net increase (decrease) in contract owners’ equity resulting from operations	543,939	45	1,526,899	(54,149)	4,611,133	5,539,249	2,060,094	(300,136)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,707	23,106	26,765	81,537	615,323	673,282	163,906	47,496
Transfers between funds	(263,866)	378,467	(407,379)	(897,692)	604,267	11,092,482	(415,739)	(2,582,537)
Redemptions (notes 2, 3, and 4)	(228,242)	(98,140)	(265,410)	(235,302)	(1,036,453)	(343,411)	(285,152)	(576,330)
Adjustments to maintain reserves	5	-	(13)	87	(30)	(69)	(1)	167

Net equity transactions	(481,396)	303,433	(646,037)	(1,051,370)	183,107	11,422,284	(536,986)	(3,111,204)

Net change in contract owners’ equity	62,543	303,478	880,862	(1,105,519)	4,794,240	16,961,533	1,523,108	(3,411,340)
Contract owners’ equity at beginning of period	3,022,978	2,719,500	6,774,028	7,879,547	25,165,041	8,203,508	9,024,841	12,436,181

Contract owners’ equity at end of period	$3,085,521	3,022,978	7,654,890	6,774,028	29,959,281	25,165,041	10,547,949	9,024,841

CHANGE IN UNITS:
Beginning units	150,528	139,139	200,569	236,127	484,065	236,467	298,182	415,090
Units purchased	32,602	77,116	2,836	9,518	430,657	597,086	105,498	148,764
Units redeemed	(56,737)	(65,727)	(19,440)	(45,076)	(444,101)	(349,488)	(124,465)	(265,672)

Ending units	126,393	150,528	183,965	200,569	470,621	484,065	279,215	298,182

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVAA4		AMVBC4		AMVBD4		AMVCB4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$840,586	651,508	404,022	361,832	484,210	505,879	259,662	168,079
Realized gain (loss) on investments	942,862	143,928	848,978	(1,317,972)	45,213	567,931	286,820	(109,417)
Change in unrealized gain (loss) on investments	4,182,481	4,203,514	6,234,435	2,414,952	(2,153,220)	538,325	804,047	332,575
Reinvested capital gains	1,911,603	195,224	-	255,446	1,527,149	193,657	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,877,532	5,194,174	7,487,435	1,714,258	(96,648)	1,805,792	1,350,529	391,237

Equity transactions:
Purchase payments received from contract owners (note 4)	3,208,955	2,963,144	1,734,980	388,517	2,758,698	1,866,387	735,887	312,168
Transfers between funds	9,551,237	2,484,471	831,663	2,805,075	12,698,801	10,774,352	4,593,635	1,956,787
Redemptions (notes 2, 3, and 4)	(3,574,415)	(3,170,397)	(1,999,779)	(1,768,214)	(1,494,582)	(1,309,962)	(610,644)	(107,222)
Adjustments to maintain reserves	(4)	146	(2)	60	6	(53)	3	45

Net equity transactions	9,185,773	2,277,364	566,862	1,425,438	13,962,923	11,330,724	4,718,881	2,161,778

Net change in contract owners’ equity	17,063,305	7,471,538	8,054,297	3,139,696	13,866,275	13,136,516	6,069,410	2,553,015
Contract owners’ equity at beginning of period	48,691,119	41,219,581	26,613,179	23,473,483	29,005,228	15,868,712	7,083,640	4,530,625

Contract owners’ equity at end of period	$65,754,424	48,691,119	34,667,476	26,613,179	42,871,503	29,005,228	13,153,050	7,083,640

CHANGE IN UNITS:
Beginning units	2,767,533	2,612,120	1,424,251	1,366,264	2,225,087	1,328,403	604,879	402,778
Units purchased	992,019	1,203,081	442,595	563,835	1,684,938	2,331,227	666,682	517,247
Units redeemed	(497,295)	(1,047,668)	(405,985)	(505,848)	(604,808)	(1,434,543)	(292,113)	(315,146)

Ending units	3,262,257	2,767,533	1,460,861	1,424,251	3,305,217	2,225,087	979,448	604,879

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGB4		AMVGG4		AMVGI4		AMVGR4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$74,131	47,069	55,474	8,427	481,368	370,032	56,390	129,200
Realized gain (loss) on investments	14,460	70,625	620,019	753,699	1,521,210	(737,572)	7,276,421	2,481,092
Change in unrealized gain (loss) on investments	(478,574)	131,649	1,713,946	1,271,687	7,635,254	3,251,210	(869,565)	23,463,702
Reinvested capital gains	116,784	54,613	1,273,545	132,358	465,154	805,595	12,294,632	1,503,685

Net increase (decrease) in contract owners’ equity resulting from operations	(273,199)	303,956	3,662,984	2,166,171	10,102,986	3,689,265	18,757,878	27,577,679

Equity transactions:
Purchase payments received from contract owners (note 4)	303,020	166,693	2,696,200	842,486	3,879,297	1,514,336	4,423,010	2,958,615
Transfers between funds	282,298	1,645,621	11,358,758	8,967,834	8,319,087	(1,833,421)	8,294,742	5,025,783
Redemptions (notes 2, 3, and 4)	(259,444)	(176,855)	(538,166)	(297,947)	(2,265,030)	(2,352,103)	(3,906,183)	(3,489,833)
Adjustments to maintain reserves	(3)	6	(2)	3	13	(532)	4	(150)

Net equity transactions	325,871	1,635,465	13,516,790	9,512,376	9,933,367	(2,671,720)	8,811,573	4,494,415

Net change in contract owners’ equity	52,672	1,939,421	17,179,774	11,678,547	20,036,353	1,017,545	27,569,451	32,072,094
Contract owners’ equity at beginning of period	5,025,071	3,085,650	15,587,239	3,908,692	36,438,553	35,421,008	83,654,816	51,582,722

Contract owners’ equity at end of period	$5,077,743	5,025,071	32,767,013	15,587,239	56,474,906	36,438,553	111,224,267	83,654,816

CHANGE IN UNITS:
Beginning units	410,406	276,144	1,004,020	327,695	1,702,010	1,852,434	2,585,157	2,416,019
Units purchased	178,073	635,602	995,079	1,027,645	853,384	718,814	1,017,149	1,666,165
Units redeemed	(150,963)	(501,340)	(181,688)	(351,320)	(430,224)	(869,238)	(783,568)	(1,497,027)

Ending units	437,516	410,406	1,817,411	1,004,020	2,125,170	1,702,010	2,818,738	2,585,157

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGS4		AMVGW4		AMVHI4		AMVI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	3,803	143,424	65,305	573,144	970,581	774,172	132,093
Realized gain (loss) on investments	398,222	44,498	401,618	(271,768)	749,466	168,316	935,343	288,055
Change in unrealized gain (loss) on investments	(196,439)	1,054,131	449,882	566,825	(35,867)	81,135	(2,314,658)	3,968,438
Reinvested capital gains	304,270	183,750	188,493	142,568	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	506,053	1,286,182	1,183,417	502,930	1,286,743	1,220,032	(605,143)	4,388,586

Equity transactions:
Purchase payments received from contract owners (note 4)	1,113,991	369,288	220,650	101,412	971,518	103,062	1,495,323	1,808,417
Transfers between funds	6,403,236	2,631,714	2,683,608	1,164,952	(77,294)	(2,579,988)	(2,028,332)	(196,464)
Redemptions (notes 2, 3, and 4)	(337,288)	(70,284)	(357,965)	(277,545)	(2,634,157)	(492,308)	(1,659,781)	(1,626,992)
Adjustments to maintain reserves	11	19	5	55	3	(3)	2	115

Net equity transactions	7,179,950	2,930,737	2,546,298	988,874	(1,739,930)	(2,969,237)	(2,192,788)	(14,924)

Net change in contract owners’ equity	7,686,003	4,216,919	3,729,715	1,491,804	(453,187)	(1,749,205)	(2,797,931)	4,373,662
Contract owners’ equity at beginning of period	6,471,105	2,254,186	6,759,549	5,267,745	14,635,915	16,385,120	35,423,788	31,050,126

Contract owners’ equity at end of period	$14,157,108	6,471,105	10,489,264	6,759,549	14,182,728	14,635,915	32,625,857	35,423,788

CHANGE IN UNITS:
Beginning units	435,192	196,133	535,514	452,972	1,060,269	1,276,750	2,224,133	2,217,015
Units purchased	580,220	336,437	411,577	329,771	8,831,741	7,912,770	578,257	687,472
Units redeemed	(120,820)	(97,378)	(221,041)	(247,229)	(8,942,312)	(8,129,251)	(713,174)	(680,354)

Ending units	894,592	435,192	726,050	535,514	949,698	1,060,269	2,089,216	2,224,133

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVIG4		AMVM4		AMVNW4		AMVUA4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$281,211	95,026	37,037	123,376	490,062	14,640	303,851	386,094
Realized gain (loss) on investments	251,834	(6,186)	22,881	220,268	2,787,599	(379,830)	(845,070)	608,451
Change in unrealized gain (loss) on investments	(99,297)	943,372	(639,179)	208,738	(2,741,948)	10,516,200	(1,785,947)	(180,926)
Reinvested capital gains	-	-	477,364	20,801	2,349,076	409,770	2,106,000	489,803

Net increase (decrease) in contract owners’ equity resulting from operations	433,748	1,032,212	(101,897)	573,183	2,884,789	10,560,780	(221,166)	1,303,422

Equity transactions:
Purchase payments received from contract owners (note 4)	778,699	249,020	37,649	902,698	3,293,933	1,048,786	668,439	633,902
Transfers between funds	697,836	2,008,040	3,424,402	2,615,546	10,366,428	17,578,562	6,957,845	14,584,879
Redemptions (notes 2, 3, and 4)	(473,135)	(210,402)	(267,812)	(215,593)	(2,964,187)	(2,913,826)	(1,820,336)	(1,680,865)
Adjustments to maintain reserves	-	12	(5)	29	(11)	(5,885)	(2)	143

Net equity transactions	1,003,400	2,046,670	3,194,234	3,302,680	10,696,163	15,707,637	5,805,946	13,538,059

Net change in contract owners’ equity	1,437,148	3,078,882	3,092,337	3,875,863	13,580,952	26,268,417	5,584,780	14,841,481
Contract owners’ equity at beginning of period	8,611,269	5,532,387	12,136,577	8,260,714	62,616,933	36,348,516	23,259,980	8,418,499

Contract owners’ equity at end of period	$10,048,417	8,611,269	15,228,914	12,136,577	76,197,885	62,616,933	28,844,760	23,259,980

CHANGE IN UNITS:
Beginning units	759,289	515,773	1,001,249	724,484	3,581,357	2,561,121	1,965,339	778,743
Units purchased	260,984	466,432	481,841	721,104	1,682,601	2,162,443	1,754,528	7,181,621
Units redeemed	(177,172)	(222,916)	(216,275)	(444,339)	(1,092,146)	(1,142,207)	(1,261,110)	(5,995,025)

Ending units	843,101	759,289	1,266,815	1,001,249	4,171,812	3,581,357	2,458,757	1,965,339

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVGIP2		AVPAP2		AVRBP2		AVRGP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	889	99,401	92,908	24,379	40,187	960	1,241
Realized gain (loss) on investments	10,464	39	105,638	(15,593)	(57,075)	(69,145)	702	44,148
Change in unrealized gain (loss) on investments	(9,048)	1,221	628,081	130,808	308,323	(70,616)	12,264	4,784
Reinvested capital gains	-	2,781	-	241,944	-	72,471	6,986	7,717

Net increase (decrease) in contract owners’ equity resulting from operations	1,416	4,930	833,120	450,067	275,627	(27,103)	20,912	57,890

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,517,641	184,246	273,536	3	-	-
Transfers between funds	(57,674)	-	315,523	744,173	(845,173)	40,639	-	(187,953)
Redemptions (notes 2, 3, and 4)	(77)	(296)	(364,755)	(190,952)	(55,590)	(116,907)	(2,004)	(2,046)
Adjustments to maintain reserves	(7)	6	(6)	(151)	2	(1)	3	(1)

Net equity transactions	(57,758)	(290)	1,468,403	737,316	(627,225)	(76,266)	(2,001)	(190,000)

Net change in contract owners’ equity	(56,342)	4,640	2,301,523	1,187,383	(351,598)	(103,369)	18,911	(132,110)
Contract owners’ equity at beginning of period	56,342	51,702	6,372,668	5,185,285	2,332,363	2,435,732	163,196	295,306

Contract owners’ equity at end of period	$-	56,342	8,674,191	6,372,668	1,980,765	2,332,363	182,107	163,196

CHANGE IN UNITS:
Beginning units	3,300	3,318	422,577	364,691	166,068	171,869	7,421	17,730
Units purchased	-	-	220,297	175,345	58,717	58,696	-	16
Units redeemed	(3,300)	(18)	(126,335)	(117,459)	(103,967)	(64,497)	(86)	(10,325)

Ending units	-	3,300	516,539	422,577	120,818	166,068	7,335	7,421

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVRIP2		PIHYB2		PIVB2		PIVEI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$238	471	210,810	144,288	443,052	622,678	82,162	180,947
Realized gain (loss) on investments	12	(127)	104,050	(215,810)	360,377	193,573	1,214,310	(2,944,689)
Change in unrealized gain (loss) on investments	(2,006)	360	(73,711)	(17,037)	(1,331,464)	811,883	314,657	2,050,931
Reinvested capital gains	-	321	-	-	535,974	-	-	328,349

Net increase (decrease) in contract owners’ equity resulting from operations	(1,756)	1,025	241,149	(88,559)	7,939	1,628,134	1,611,129	(384,462)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	76,306	30,705	431,071	371,864	293,027	83,655
Transfers between funds	-	(1,608)	7,008,521	(2,185,512)	2,855,193	(3,222,261)	(3,367,473)	(2,009,645)
Redemptions (notes 2, 3, and 4)	(300)	(325)	(73,100)	(188,775)	(1,413,552)	(1,401,659)	(361,972)	(448,303)
Adjustments to maintain reserves	1	1	(123)	(5,293)	165	603	(2)	1,784

Net equity transactions	(299)	(1,932)	7,011,604	(2,348,875)	1,872,877	(4,251,453)	(3,436,420)	(2,372,509)

Net change in contract owners’ equity	(2,055)	(907)	7,252,753	(2,437,434)	1,880,816	(2,623,319)	(1,825,291)	(2,756,971)
Contract owners’ equity at beginning of period	42,905	43,812	1,978,952	4,416,386	22,606,245	25,229,564	7,563,445	10,320,416

Contract owners’ equity at end of period	$40,850	42,905	9,231,705	1,978,952	24,487,061	22,606,245	5,738,154	7,563,445

CHANGE IN UNITS:
Beginning units	3,442	3,613	82,146	187,219	1,152,972	1,392,379	236,786	336,068
Units purchased	-	-	899,109	724,429	435,391	445,496	121,589	136,370
Units redeemed	(24)	(171)	(615,844)	(829,502)	(316,499)	(684,903)	(213,473)	(235,652)

Ending units	3,418	3,442	365,411	82,146	1,271,864	1,152,972	144,902	236,786

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PIVF2		PIVMV2		PIVSI2		BRVCA3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,441	20,220	11,652	10,996	531,776	520,332	-	-
Realized gain (loss) on investments	749,172	191,793	301,377	(18,018)	183,157	(173,323)	4,989	2,891
Change in unrealized gain (loss) on investments	457,669	360,039	302,364	19,992	(573,965)	516,364	(3,654)	7,657
Reinvested capital gains	903,207	299,836	-	37,400	165,060	51,158	2,205	1,953

Net increase (decrease) in contract owners’ equity resulting from operations	2,117,489	871,888	615,393	50,370	306,028	914,531	3,540	12,501

Equity transactions:
Purchase payments received from contract owners (note 4)	362,749	188,807	16,422	28,939	370,404	210,197	-	-
Transfers between funds	4,121,301	2,105,492	3,318,393	(609,633)	(249,651)	2,502,882	-	(27,262)
Redemptions (notes 2, 3, and 4)	(624,532)	(210,966)	(47,879)	(49,446)	(730,639)	(689,362)	(13,315)	(30)
Adjustments to maintain reserves	(4)	349	9	3,097	(124)	603	(11)	9

Net equity transactions	3,859,514	2,083,682	3,286,945	(627,043)	(610,010)	2,024,320	(13,326)	(27,283)

Net change in contract owners’ equity	5,977,003	2,955,570	3,902,338	(576,673)	(303,982)	2,938,851	(9,786)	(14,782)
Contract owners’ equity at beginning of period	5,395,892	2,440,322	1,376,296	1,952,969	18,143,107	15,204,256	19,619	34,401

Contract owners’ equity at end of period	$11,372,895	5,395,892	5,278,634	1,376,296	17,839,125	18,143,107	9,833	19,619

CHANGE IN UNITS:
Beginning units	136,180	77,947	53,494	77,358	908,451	807,382	441	1,094
Units purchased	187,887	166,025	168,575	21,047	376,445	748,405	-	-
Units redeemed	(101,890)	(107,792)	(59,020)	(44,911)	(394,678)	(647,336)	(258)	(653)

Ending units	222,177	136,180	163,049	53,494	890,218	908,451	183	441

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVED3		BRVHY3		BRVTR3		BRVUG3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$298,651	283,018	1,942,841	1,591,556	317,008	359,810	33,701	109,526
Realized gain (loss) on investments	862,720	(634,058)	1,074,939	1,450,585	(197,221)	851,114	(126,116)	501,459
Change in unrealized gain (loss) on investments	(325,641)	794,270	(1,295,361)	574,707	(570,547)	(747,142)	(19,429)	(10,301)
Reinvested capital gains	2,935,873	536,941	115,601	-	79,811	1,033,475	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,771,603	980,171	1,838,020	3,616,848	(370,949)	1,497,257	(111,844)	600,684

Equity transactions:
Purchase payments received from contract owners (note 4)	1,390,775	502,657	2,121,597	316,245	1,912,744	1,432,354	377,507	259,021
Transfers between funds	3,194,583	3,388,879	(13,418,962)	8,727,225	2,490,026	4,391,869	(1,115,022)	3,072,471
Redemptions (notes 2, 3, and 4)	(1,112,984)	(875,212)	(4,084,010)	(1,855,922)	(728,417)	(1,254,127)	(158,569)	(732,171)
Adjustments to maintain reserves	8	24	177	(1,469)	(22)	2,825	-	(270)

Net equity transactions	3,472,382	3,016,348	(15,381,198)	7,186,079	3,674,331	4,572,921	(896,084)	2,599,051

Net change in contract owners’ equity	7,243,985	3,996,519	(13,543,178)	10,802,927	3,303,382	6,070,178	(1,007,928)	3,199,735
Contract owners’ equity at beginning of period	15,962,443	11,965,924	54,425,076	43,622,149	21,233,815	15,163,637	5,048,651	1,848,916

Contract owners’ equity at end of period	$23,206,428	15,962,443	40,881,898	54,425,076	24,537,197	21,233,815	4,040,723	5,048,651

CHANGE IN UNITS:
Beginning units	622,611	480,405	3,166,680	2,721,348	1,561,452	1,211,932	425,420	164,934
Units purchased	455,609	460,662	5,058,345	14,171,077	1,003,146	1,608,379	611,294	2,337,365
Units redeemed	(320,118)	(318,456)	(5,953,664)	(13,725,745)	(722,138)	(1,258,859)	(690,356)	(2,076,879)

Ending units	758,102	622,611	2,271,361	3,166,680	1,842,460	1,561,452	346,358	425,420

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BVLCC3		BVLCV3		BVLFG3		MLVGA3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,010	47,095	100,711	66,652	-	-	187,497	246,532
Realized gain (loss) on investments	553,704	65,115	1,347,592	(156,188)	794,971	2,883,282	601,576	442,323
Change in unrealized gain (loss) on investments	(2,788,401)	373,659	(1,067,667)	364,484	(777,767)	680,414	(3,231,330)	1,775,700
Reinvested capital gains	4,081,764	491,133	1,170,022	55,013	2,791,357	1,247,388	3,840,645	1,190,331

Net increase (decrease) in contract owners’ equity resulting from operations	1,853,077	977,002	1,550,658	329,961	2,808,561	4,811,084	1,398,388	3,654,886

Equity transactions:
Purchase payments received from contract owners (note 4)	557,090	221,174	486,005	206,830	392,566	565,988	1,286,198	627,484
Transfers between funds	2,429,308	(524,735)	1,322,750	572,260	(7,044,975)	9,562,296	(406,152)	337,420
Redemptions (notes 2, 3, and 4)	(521,297)	(428,365)	(285,333)	(320,520)	(2,496,043)	(1,269,454)	(699,099)	(1,066,967)
Adjustments to maintain reserves	(20)	(1,497)	7	(8)	34	(12)	(18)	(205)

Net equity transactions	2,465,081	(733,423)	1,523,429	458,562	(9,148,418)	8,858,818	180,929	(102,268)

Net change in contract owners’ equity	4,318,158	243,579	3,074,087	788,523	(6,339,857)	13,669,902	1,579,317	3,552,618
Contract owners’ equity at beginning of period	5,644,483	5,400,904	4,370,022	3,581,499	24,676,913	11,007,011	21,588,215	18,035,597

Contract owners’ equity at end of period	$9,962,641	5,644,483	7,444,109	4,370,022	18,337,056	24,676,913	23,167,532	21,588,215

CHANGE IN UNITS:
Beginning units	174,813	192,916	177,562	151,169	541,834	323,982	1,106,140	1,112,982
Units purchased	192,230	118,059	324,133	127,909	170,777	966,710	214,851	355,131
Units redeemed	(127,267)	(136,162)	(258,681)	(101,516)	(357,599)	(748,858)	(200,592)	(361,973)

Ending units	239,776	174,813	243,014	177,562	355,012	541,834	1,120,399	1,106,140

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSIF		DSRG		DVSCS		CVSBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$441,017	544,130	63,786	31,296	317,915	330,994	67,911	61,776
Realized gain (loss) on investments	3,972,988	803,996	1,244,597	300,586	14,224,383	(6,418,545)	126,616	24,005
Change in unrealized gain (loss) on investments	4,807,398	1,513,840	442,111	1,174,270	(5,252,839)	6,691,165	362,718	389,974
Reinvested capital gains	1,983,582	2,655,746	188,089	34,359	650,989	1,884,729	175,261	127,478

Net increase (decrease) in contract owners’ equity resulting from operations	11,204,985	5,517,712	1,938,583	1,540,511	9,940,448	2,488,343	732,506	603,233

Equity transactions:
Purchase payments received from contract owners (note 4)	451,083	494,220	251,549	183,198	1,848,255	464,561	68,221	167,299
Transfers between funds	(153,983)	(11,828,092)	2,487,638	3,332,244	(4,633,151)	1,012,616	732,894	764,775
Redemptions (notes 2, 3, and 4)	(2,631,009)	(2,694,371)	(241,146)	(123,375)	(2,040,837)	(2,660,520)	(129,114)	(171,185)
Adjustments to maintain reserves	7	240	8	35	1	10	7	(8)

Net equity transactions	(2,333,902)	(14,028,003)	2,498,049	3,392,102	(4,825,732)	(1,183,333)	672,008	760,881

Net change in contract owners’ equity	8,871,083	(8,510,291)	4,436,632	4,932,613	5,114,716	1,305,010	1,404,514	1,364,114
Contract owners’ equity at beginning of period	39,509,703	48,019,994	7,219,181	2,286,568	39,275,153	37,970,143	4,653,764	3,289,650

Contract owners’ equity at end of period	$48,380,786	39,509,703	11,655,813	7,219,181	44,389,869	39,275,153	6,058,278	4,653,764

CHANGE IN UNITS:
Beginning units	1,324,053	1,888,102	174,503	65,014	997,144	1,062,043	270,964	218,982
Units purchased	477,431	532,575	145,228	187,689	1,552,339	802,702	86,076	113,005
Units redeemed	(538,949)	(1,096,624)	(99,849)	(78,200)	(1,659,805)	(867,601)	(50,092)	(61,023)

Ending units	1,262,535	1,324,053	219,882	174,503	889,678	997,144	306,948	270,964

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVGT2		CLVLV1		CLVSI2		CLVSV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$92,097	(328)	-	-	383,425	171,240	-	-
Realized gain (loss) on investments	6,336,459	529,812	1,387,372	(94,855)	220,679	(113,689)	1,239,603	(159,828)
Change in unrealized gain (loss) on investments	(363,619)	5,075,513	2,467,725	733,901	(512,115)	122,260	(419,153)	379,314
Reinvested capital gains	3,724,157	1,615,768	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,789,094	7,220,765	3,855,097	639,046	91,989	179,811	820,450	219,486

Equity transactions:
Purchase payments received from contract owners (note 4)	1,846,203	476,685	1,257,367	273,440	639,931	321,582	158,788	87,596
Transfers between funds	2,608,496	474,950	9,023,270	(453,264)	3,782,372	(3,355,130)	118,385	(356,321)
Redemptions (notes 2, 3, and 4)	(2,155,350)	(909,849)	(1,534,003)	(729,619)	(385,185)	(505,477)	(275,715)	(89,347)
Adjustments to maintain reserves	(19)	(8,495)	4	68	(8)	12	(12)	18

Net equity transactions	2,299,330	33,291	8,746,638	(909,375)	4,037,110	(3,539,013)	1,446	(358,054)

Net change in contract owners’ equity	12,088,424	7,254,056	12,601,735	(270,329)	4,129,099	(3,359,202)	821,896	(138,568)
Contract owners’ equity at beginning of period	25,571,921	18,317,865	12,108,282	12,378,611	4,743,347	8,102,549	2,798,238	2,936,806

Contract owners’ equity at end of period	$37,660,345	25,571,921	24,710,017	12,108,282	8,872,446	4,743,347	3,620,134	2,798,238

CHANGE IN UNITS:
Beginning units	336,784	319,618	467,291	515,162	368,732	671,500	123,618	141,557
Units purchased	259,560	210,279	545,483	138,828	640,721	370,251	254,435	86,522
Units redeemed	(203,641)	(193,113)	(229,832)	(186,699)	(329,200)	(673,019)	(251,783)	(104,461)

Ending units	392,703	336,784	782,942	467,291	680,253	368,732	126,270	123,618

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CSCRS		DWVSVS		DFVEA		DFVGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$284,354	104,188	89,258	74,494	987,315	563,312	713,816	(264,617)
Realized gain (loss) on investments	929,215	(262,835)	3,355,532	(1,464,503)	2,014,018	(281,921)	(264,751)	(666,909)
Change in unrealized gain (loss) on investments	(370,297)	183,779	(156,127)	812,503	5,060,115	5,772,757	(2,194,584)	2,462,853
Reinvested capital gains	-	-	-	424,734	2,756,586	104,423	13,605	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,272	25,132	3,288,663	(152,772)	10,818,034	6,158,571	(1,731,914)	1,531,327

Equity transactions:
Purchase payments received from contract owners (note 4)	128,347	13,955	388,749	93,824	4,843,505	2,630,161	4,497,761	4,609,815
Transfers between funds	3,109,609	190,809	(1,502,410)	470,609	2,656,424	8,321,887	9,636,296	3,059,740
Redemptions (notes 2, 3, and 4)	(189,321)	(119,075)	(819,244)	(361,561)	(2,846,021)	(3,564,799)	(5,974,289)	(6,200,954)
Adjustments to maintain reserves	251	241	6	(19)	5	(87)	57	(208)

Net equity transactions	3,048,886	85,930	(1,932,899)	202,853	4,653,913	7,387,162	8,159,825	1,468,393

Net change in contract owners’ equity	3,892,158	111,062	1,355,764	50,081	15,471,947	13,545,733	6,427,911	2,999,720
Contract owners’ equity at beginning of period	2,338,869	2,227,807	10,285,982	10,235,901	45,147,186	31,601,453	133,544,736	130,545,016

Contract owners’ equity at end of period	$6,231,027	2,338,869	11,641,746	10,285,982	60,619,133	45,147,186	139,972,647	133,544,736

CHANGE IN UNITS:
Beginning units	435,314	408,016	728,478	711,183	3,507,495	2,743,885	11,365,370	11,216,128
Units purchased	1,296,049	523,900	863,753	570,384	895,038	1,578,099	3,129,194	3,159,347
Units redeemed	(828,287)	(496,602)	(974,872)	(553,089)	(602,792)	(814,489)	(2,425,671)	(3,010,105)

Ending units	903,076	435,314	617,359	728,478	3,799,741	3,507,495	12,068,893	11,365,370

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVGMI		DFVIS		DFVIV		DFVSTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$793,770	512,347	1,823,086	1,151,974	4,212,330	1,871,960	(222,719)	296,573
Realized gain (loss) on investments	4,260,375	1,293,273	1,117,788	(1,120,749)	1,972,324	(2,533,306)	(209,670)	67,023
Change in unrealized gain (loss) on investments	2,016,770	4,614,417	1,706,242	4,184,644	10,860,435	(1,588,168)	47,476	(94,765)
Reinvested capital gains	2,349,687	796,140	5,473,812	1,154,055	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,420,602	7,216,177	10,120,928	5,369,924	17,045,089	(2,249,514)	(384,913)	268,831

Equity transactions:
Purchase payments received from contract owners (note 4)	6,406,483	3,846,937	1,502,139	1,804,601	2,558,833	1,762,763	5,459,261	2,346,189
Transfers between funds	(8,236,684)	(1,144,154)	(924,405)	(3,607,309)	3,453,091	2,131,213	(1,223,138)	10,551,719
Redemptions (notes 2, 3, and 4)	(3,907,880)	(4,140,790)	(2,484,010)	(3,469,830)	(4,905,663)	(6,653,245)	(5,969,621)	(8,128,523)
Adjustments to maintain reserves	17	1,722	(26)	353	(48)	(37)	107	57

Net equity transactions	(5,738,064)	(1,436,285)	(1,906,302)	(5,272,185)	1,106,213	(2,759,306)	(1,733,391)	4,769,442

Net change in contract owners’ equity	3,682,538	5,779,892	8,214,626	97,739	18,151,302	(5,008,820)	(2,118,304)	5,038,273
Contract owners’ equity at beginning of period	70,630,653	64,850,761	71,830,844	71,733,105	96,732,873	101,741,693	87,391,602	82,353,329

Contract owners’ equity at end of period	$74,313,191	70,630,653	80,045,470	71,830,844	114,884,175	96,732,873	85,273,298	87,391,602

CHANGE IN UNITS:
Beginning units	4,775,522	4,862,268	4,406,757	4,734,857	8,199,650	8,358,589	8,277,850	7,824,481
Units purchased	951,129	935,888	992,021	1,419,938	2,408,178	2,567,921	3,523,726	5,569,895
Units redeemed	(1,304,059)	(1,022,634)	(1,077,949)	(1,748,038)	(2,282,172)	(2,726,860)	(3,677,863)	(5,116,526)

Ending units	4,422,592	4,775,522	4,320,829	4,406,757	8,325,656	8,199,650	8,123,713	8,277,850

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVULV		DFVUTV		ETVFR		FHIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,446,834	2,561,375	1,393,591	1,238,490	1,843,149	1,773,664	735,072	721,707
Realized gain (loss) on investments	6,092,035	1,403,162	4,402,690	(4,440,337)	312,602	(2,744,684)	865,259	(562,581)
Change in unrealized gain (loss) on investments	29,071,902	(8,669,140)	22,130,850	7,173,654	(25,916)	1,186,876	(876,432)	737,707
Reinvested capital gains	-	-	8,616,150	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,610,771	(4,704,603)	36,543,281	3,971,807	2,129,835	215,856	723,899	896,833

Equity transactions:
Purchase payments received from contract owners (note 4)	3,915,596	4,011,534	2,356,532	3,063,584	2,487,164	236,025	491,544	272,270
Transfers between funds	2,113,133	(5,367,672)	(1,258,893)	(2,014,123)	21,156,289	(10,211,329)	8,630,154	(562,186)
Redemptions (notes 2, 3, and 4)	(7,203,484)	(11,579,114)	(5,316,873)	(3,792,402)	(4,771,317)	(4,956,322)	(931,351)	(717,410)
Adjustments to maintain reserves	12	3,941	(59)	611	(45)	107	12	(3)

Net equity transactions	(1,174,743)	(12,931,311)	(4,219,293)	(2,742,330)	18,872,091	(14,931,519)	8,190,359	(1,007,329)

Net change in contract owners’ equity	36,436,028	(17,635,914)	32,323,988	1,229,477	21,001,926	(14,715,663)	8,914,258	(110,496)
Contract owners’ equity at beginning of period	143,126,301	160,762,215	96,165,906	94,936,429	49,853,360	64,569,023	14,626,799	14,737,295

Contract owners’ equity at end of period	$179,562,329	143,126,301	128,489,894	96,165,906	70,855,286	49,853,360	23,541,057	14,626,799

CHANGE IN UNITS:
Beginning units	7,968,758	8,735,277	5,895,378	5,909,826	3,447,445	4,553,721	522,011	545,797
Units purchased	2,230,777	2,388,103	1,815,759	2,369,657	3,990,994	2,466,360	621,158	492,514
Units redeemed	(2,098,400)	(3,154,622)	(1,998,356)	(2,384,105)	(2,709,058)	(3,572,636)	(358,262)	(516,300)

Ending units	8,101,135	7,968,758	5,712,781	5,895,378	4,729,381	3,447,445	784,907	522,011

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVK2S		FVU2		FB2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	159,965	204,502	267,623	287,602	9,396	21,762
Realized gain (loss) on investments	1,077,506	87,370	232,286	315,876	1,932,949	261,463	2,469,336	747,421
Change in unrealized gain (loss) on investments	(1,718,749)	1,254,346	1,130,573	(545,681)	746,870	3,487,710	1,471,841	6,470,360
Reinvested capital gains	660,808	489,967	-	-	2,353,972	301,691	4,936,904	147,752

Net increase (decrease) in contract owners’ equity resulting from operations	19,565	1,831,683	1,522,824	(25,303)	5,301,414	4,338,466	8,887,477	7,387,295

Equity transactions:
Purchase payments received from contract owners (note 4)	441,562	86,311	287,168	356,729	1,947,632	1,779,068	3,692,235	1,065,767
Transfers between funds	(1,430,274)	556,190	(166,199)	(169,239)	9,725,836	1,281,765	1,891,678	(970,094)
Redemptions (notes 2, 3, and 4)	(837,544)	(320,507)	(187,140)	(632,338)	(2,415,195)	(977,343)	(1,486,914)	(1,589,400)
Adjustments to maintain reserves	(18)	29	6	(777)	(10)	(187)	(16)	(161)

Net equity transactions	(1,826,274)	322,023	(66,165)	(445,625)	9,258,263	2,083,303	4,096,983	(1,493,888)

Net change in contract owners’ equity	(1,806,709)	2,153,706	1,456,659	(470,928)	14,559,677	6,421,769	12,984,460	5,893,407
Contract owners’ equity at beginning of period	7,977,118	5,823,412	8,402,917	8,873,845	26,729,361	20,307,592	31,935,233	26,041,826

Contract owners’ equity at end of period	$6,170,409	7,977,118	9,859,576	8,402,917	41,289,038	26,729,361	44,919,693	31,935,233

CHANGE IN UNITS:
Beginning units	210,166	194,899	291,843	308,643	1,037,385	937,211	896,211	938,448
Units purchased	150,583	237,320	46,402	104,599	699,415	438,446	421,448	396,457
Units redeemed	(195,610)	(222,053)	(47,545)	(121,399)	(341,118)	(338,272)	(276,406)	(438,694)

Ending units	165,139	210,166	290,700	291,843	1,395,682	1,037,385	1,041,253	896,211

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FDCA2		FDSCS2		FEI2		FG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$104	26	19,289	34,725	137,565	114,858	-	7,417
Realized gain (loss) on investments	18	8	1,464,718	(170,119)	1,476,447	(130,387)	4,319,540	1,757,858
Change in unrealized gain (loss) on investments	10,182	17,741	174,247	1,831,250	(588,983)	633,637	(4,678,682)	3,088,166
Reinvested capital gains	7,744	828	227,561	-	956,856	173,769	6,396,728	1,746,400

Net increase (decrease) in contract owners’ equity resulting from operations	18,048	18,603	1,885,815	1,695,856	1,981,885	791,877	6,037,586	6,599,841

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	345,662	406,695	215,262	142,662	3,134,481	400,482
Transfers between funds	-	-	3,265,259	2,145,402	(115,671)	3,577,209	7,304,563	4,026,689
Redemptions (notes 2, 3, and 4)	(44)	(29)	(470,798)	(310,064)	(1,650,173)	(136,648)	(1,518,096)	(1,430,008)
Adjustments to maintain reserves	3	(4)	1	(50)	15	-	3	(5,527)

Net equity transactions	(41)	(33)	3,140,124	2,241,983	(1,550,567)	3,583,223	8,920,951	2,991,636

Net change in contract owners’ equity	18,007	18,570	5,025,939	3,937,839	431,318	4,375,100	14,958,537	9,591,477
Contract owners’ equity at beginning of period	74,378	55,808	8,701,542	4,763,703	8,464,030	4,088,930	23,566,935	13,975,458

Contract owners’ equity at end of period	$92,385	74,378	13,727,481	8,701,542	8,895,348	8,464,030	38,525,472	23,566,935

CHANGE IN UNITS:
Beginning units	1,875	1,876	305,400	199,493	342,904	161,207	467,189	397,334
Units purchased	-	-	267,256	241,065	206,815	317,836	688,216	512,105
Units redeemed	(1)	(1)	(170,311)	(135,158)	(282,454)	(136,139)	(493,270)	(442,250)

Ending units	1,874	1,875	402,345	305,400	267,265	342,904	662,135	467,189

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGI2		FGO2		FHI2		FIGBP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$118,059	48,965	-	-	339,781	481,416	1,690,471	1,455,756
Realized gain (loss) on investments	485,237	(219,512)	11,719,819	3,451,261	210,686	(390,031)	1,088,505	1,297,492
Change in unrealized gain (loss) on investments	106,885	280,389	(11,718,243)	11,787,252	(226,449)	229,517	(5,962,048)	2,003,260
Reinvested capital gains	211,759	123,601	4,798,253	2,073,359	-	-	2,536,874	19,764

Net increase (decrease) in contract owners’ equity resulting from operations	921,940	233,443	4,799,829	17,311,872	324,018	320,902	(646,198)	4,776,272

Equity transactions:
Purchase payments received from contract owners (note 4)	68,351	104,712	2,227,685	1,356,503	434,436	51,420	1,934,700	3,192,905
Transfers between funds	2,614,383	(261,460)	4,465,312	4,192,677	(2,595,694)	(5,328,083)	13,272,021	38,176,385
Redemptions (notes 2, 3, and 4)	(358,033)	(66,293)	(3,474,855)	(2,269,019)	(2,399,550)	(508,296)	(3,753,460)	(2,577,450)
Adjustments to maintain reserves	7	(189)	9	530	(3)	(4)	16	970

Net equity transactions	2,324,708	(223,230)	3,218,151	3,280,691	(4,560,811)	(5,784,963)	11,453,277	38,792,810

Net change in contract owners’ equity	3,246,648	10,213	8,017,980	20,592,563	(4,236,793)	(5,464,061)	10,807,079	43,569,082
Contract owners’ equity at beginning of period	2,918,766	2,908,553	51,854,757	31,262,194	10,023,455	15,487,516	85,961,238	42,392,156

Contract owners’ equity at end of period	$6,165,414	2,918,766	59,872,737	51,854,757	5,786,662	10,023,455	96,768,317	85,961,238

CHANGE IN UNITS:
Beginning units	105,452	101,760	749,150	719,798	594,216	941,740	5,801,243	3,119,692
Units purchased	131,589	80,961	618,757	836,600	996,889	1,789,128	2,574,105	5,050,025
Units redeemed	(66,662)	(77,269)	(596,791)	(807,248)	(1,262,169)	(2,136,652)	(1,775,681)	(2,368,474)

Ending units	170,379	105,452	771,116	749,150	328,936	594,216	6,599,667	5,801,243

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMC2		FNRS2		FO2		FRESS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$37,179	25,336	131,098	9,061	29,260	15,745	118,647	160,224
Realized gain (loss) on investments	283,726	(263,300)	1,001,936	(84,828)	418,437	137,085	166,390	(496,149)
Change in unrealized gain (loss) on investments	(112,442)	1,439,681	101,778	73,643	365,037	796,281	3,156,772	(1,044,037)
Reinvested capital gains	1,749,156	-	-	-	663,901	30,804	77,914	439,106

Net increase (decrease) in contract owners’ equity resulting from operations	1,957,619	1,201,717	1,234,812	(2,124)	1,476,635	979,915	3,519,723	(940,856)

Equity transactions:
Purchase payments received from contract owners (note 4)	634,378	163,676	160,344	54,509	275,141	125,423	298,320	244,338
Transfers between funds	1,212,058	160,716	5,856,516	579,495	76,978	(931,753)	3,122,872	(2,990,912)
Redemptions (notes 2, 3, and 4)	(355,436)	(305,739)	(1,283,183)	(3,095)	(568,765)	(314,956)	(541,533)	(224,798)
Adjustments to maintain reserves	(1)	(48)	2	(2)	(3)	4,555	4	(2,231)

Net equity transactions	1,490,999	18,605	4,733,679	630,907	(216,649)	(1,116,731)	2,879,663	(2,973,603)

Net change in contract owners’ equity	3,448,618	1,220,322	5,968,491	628,783	1,259,986	(136,816)	6,399,386	(3,914,459)
Contract owners’ equity at beginning of period	7,956,690	6,736,368	628,783	-	8,024,096	8,160,912	7,787,899	11,702,358

Contract owners’ equity at end of period	$11,405,308	7,956,690	6,597,274	628,783	9,284,082	8,024,096	14,187,285	7,787,899

CHANGE IN UNITS:
Beginning units	325,332	322,991	53,848	-	420,265	488,485	364,928	509,104
Units purchased	150,537	91,343	1,055,965	119,126	116,963	89,644	265,363	158,012
Units redeemed	(94,589)	(89,002)	(744,893)	(65,278)	(129,384)	(157,864)	(144,974)	(302,188)

Ending units	381,280	325,332	364,920	53,848	407,844	420,265	485,317	364,928

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FV2		FVF202		FVF502		FVF602
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$162,738	37,296	135	189	2,991	3,373	8,233	7,391
Realized gain (loss) on investments	1,530,147	(450,097)	422	9	18,895	5,153	108	(43,571)
Change in unrealized gain (loss) on investments	(987,531)	161,688	30	1,203	2,793	26,949	75,441	111,590
Reinvested capital gains	1,204,524	162,876	46	124	5,803	7,898	13,917	22,577

Net increase (decrease) in contract owners’ equity resulting from operations	1,909,878	(88,237)	633	1,525	30,482	43,373	97,699	97,987

Equity transactions:
Purchase payments received from contract owners (note 4)	385,728	42,958	-	-	-	-	-	-
Transfers between funds	5,485,845	(227,350)	-	-	(1,150)	-	-	-
Redemptions (notes 2, 3, and 4)	(513,272)	(261,528)	(6,629)	(269)	(110,714)	(89,356)	(3,823)	(237,335)
Adjustments to maintain reserves	(4)	(4,838)	(7)	6	9	(9)	3	(2)

Net equity transactions	5,358,297	(450,758)	(6,636)	(263)	(111,855)	(89,365)	(3,820)	(237,337)

Net change in contract owners’ equity	7,268,175	(538,995)	(6,003)	1,262	(81,373)	(45,992)	93,879	(139,350)
Contract owners’ equity at beginning of period	3,293,216	3,832,211	20,240	18,978	345,465	391,457	802,366	941,716

Contract owners’ equity at end of period	$10,561,391	3,293,216	14,237	20,240	264,092	345,465	896,245	802,366

CHANGE IN UNITS:
Beginning units	126,669	152,805	1,407	1,426	18,460	23,822	39,371	53,103
Units purchased	496,581	110,580	-	-	-	1	-	13,255
Units redeemed	(319,993)	(136,716)	(451)	(19)	(5,617)	(5,363)	(178)	(26,987)

Ending units	303,257	126,669	956	1,407	12,843	18,460	39,193	39,371

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVF702		FVFI2		FVICA2		FVSIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18	13	52,477	84,423	-	38,253	1,092,263	1,151,720
Realized gain (loss) on investments	-	-	148,774	184,326	2,138,772	903,745	350,700	(34,377)
Change in unrealized gain (loss) on investments	218	199	(132,431)	140,332	(340,029)	3,891,677	(710,603)	1,505,330
Reinvested capital gains	26	38	156,004	48,993	1,875,139	681,586	702,574	358,979

Net increase (decrease) in contract owners’ equity resulting from operations	262	250	224,824	458,074	3,673,882	5,515,261	1,434,934	2,981,652

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	681,464	229,540	1,642,556	420,417	1,932,800	951,725
Transfers between funds	-	-	(774,126)	6,417,697	901,623	5,035,533	5,041,551	3,711,301
Redemptions (notes 2, 3, and 4)	(1)	(1)	(1,756,651)	(722,250)	(1,296,677)	(1,227,614)	(1,987,675)	(1,860,505)
Adjustments to maintain reserves	9	(10)	6	33	4	1,026	23	350

Net equity transactions	8	(11)	(1,849,307)	5,925,020	1,247,506	4,229,362	4,986,699	2,802,871

Net change in contract owners’ equity	270	239	(1,624,483)	6,383,094	4,921,388	9,744,623	6,421,633	5,784,523
Contract owners’ equity at beginning of period	1,805	1,566	8,355,075	1,971,981	30,851,198	21,106,575	39,324,301	33,539,778

Contract owners’ equity at end of period	$2,075	1,805	6,730,592	8,355,075	35,772,586	30,851,198	45,745,934	39,324,301

CHANGE IN UNITS:
Beginning units	83	83	629,799	163,902	1,188,493	999,200	2,531,219	2,314,759
Units purchased	-	-	316,790	1,010,575	395,738	753,022	1,237,646	1,067,287
Units redeemed	-	-	(452,702)	(544,678)	(352,753)	(563,729)	(899,170)	(850,827)

Ending units	83	83	493,887	629,799	1,231,478	1,188,493	2,869,695	2,531,219

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS2		FVTV2		FEOVF		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$364	208	86	4,378	456,841	1,114,974	-	3,329,270
Realized gain (loss) on investments	287	(18)	44	13	(204,868)	(1,418,656)	(2,089,001)	(4,385,292)
Change in unrealized gain (loss) on investments	4,987	541	(8,934)	18,324	1,563,758	733,874	1,177,468	(1,473,299)
Reinvested capital gains	2,427	1,072	53,596	7,997	137,603	1,971,145	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,065	1,803	44,792	30,712	1,953,334	2,401,337	(911,533)	(2,529,321)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	924,715	675,468	145,213	39,147
Transfers between funds	-	-	-	-	5,158,318	(8,513,676)	(7,505,022)	(16,104,941)
Redemptions (notes 2, 3, and 4)	(1,461)	(65)	(268)	(279)	(3,429,515)	(2,252,656)	(1,045,410)	(2,257,031)
Adjustments to maintain reserves	11	(11)	4	(4)	(22)	2,677	3	(116)

Net equity transactions	(1,450)	(76)	(264)	(283)	2,653,496	(10,088,187)	(8,405,216)	(18,322,941)

Net change in contract owners’ equity	6,615	1,727	44,528	30,429	4,606,830	(7,686,850)	(9,316,749)	(20,852,262)
Contract owners’ equity at beginning of period	24,440	22,713	372,327	341,898	44,507,593	52,194,443	24,306,886	45,159,148

Contract owners’ equity at end of period	$31,055	24,440	416,855	372,327	49,114,423	44,507,593	14,990,137	24,306,886

CHANGE IN UNITS:
Beginning units	939	943	21,902	21,920	1,859,877	2,292,622	1,441,573	2,529,396
Units purchased	-	-	-	1	472,414	474,232	146,655	500,510
Units redeemed	(44)	(4)	(15)	(19)	(360,643)	(906,977)	(650,520)	(1,588,333)

Ending units	895	939	21,887	21,902	1,971,648	1,859,877	937,708	1,441,573

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGR2		FTVIS2		FTVMS2		FTVRD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$29,704	81,725	1,271,317	1,210,128	71,940	55,784	105,786	90,456
Realized gain (loss) on investments	(71,706)	(72,625)	218,491	(879,783)	(71,624)	(215,476)	1,847,299	(479,452)
Change in unrealized gain (loss) on investments	783,994	(494,283)	2,358,506	(381,302)	438,903	(138,546)	143,513	852,619
Reinvested capital gains	76,424	262,541	-	17,141	-	77,555	398,421	383,612

Net increase (decrease) in contract owners’ equity resulting from operations	818,416	(222,642)	3,848,314	(33,816)	439,219	(220,683)	2,495,019	847,235

Equity transactions:
Purchase payments received from contract owners (note 4)	18,210	90,547	1,028,796	204,211	60,478	3,970	853,849	364,853
Transfers between funds	613,836	28,404	3,636,598	(1,107,697)	(280,467)	(143,597)	3,696,452	(762,292)
Redemptions (notes 2, 3, and 4)	(183,510)	(166,884)	(1,201,908)	(1,334,219)	(99,465)	(194,116)	(898,567)	(571,945)
Adjustments to maintain reserves	12	(3)	10	(154)	(6)	13	(10)	84

Net equity transactions	448,548	(47,936)	3,463,496	(2,237,859)	(319,460)	(333,730)	3,651,724	(969,300)

Net change in contract owners’ equity	1,266,964	(270,578)	7,311,810	(2,271,675)	119,759	(554,413)	6,146,743	(122,065)
Contract owners’ equity at beginning of period	2,926,450	3,197,028	21,730,983	24,002,658	2,462,380	3,016,793	8,321,735	8,443,800

Contract owners’ equity at end of period	$4,193,414	2,926,450	29,042,793	21,730,983	2,582,139	2,462,380	14,468,478	8,321,735

CHANGE IN UNITS:
Beginning units	125,580	123,458	817,213	903,763	90,860	111,167	441,656	514,143
Units purchased	72,355	34,382	533,436	304,029	33,002	15,673	619,209	473,661
Units redeemed	(57,422)	(32,260)	(397,880)	(390,579)	(43,378)	(35,980)	(457,362)	(546,148)

Ending units	140,513	125,580	952,769	817,213	80,484	90,860	603,503	441,656

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVSI2		FTVUG2		GVGMNS		GVMSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$426,975	778,745	231,409	443,424	-	463	62,620	66,863
Realized gain (loss) on investments	(270,711)	(167,877)	(342,533)	99,852	98	6	34,436	(4,339)
Change in unrealized gain (loss) on investments	89,212	83,850	(92,454)	(29,852)	3,789	3,888	88,745	266,951
Reinvested capital gains	-	-	-	-	23,782	2,399	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,476	694,718	(203,578)	513,424	27,669	6,756	185,801	329,475

Equity transactions:
Purchase payments received from contract owners (note 4)	452,411	330,747	416,768	550,282	-	-	260,842	955,034
Transfers between funds	(5,118,959)	2,052,691	586,789	182,935	-	(1,698)	433,293	500,304
Redemptions (notes 2, 3, and 4)	(633,399)	(749,598)	(520,302)	(890,587)	(1,018)	(117)	(59,251)	(240,962)
Adjustments to maintain reserves	4	(1)	5	(8)	(3)	3	3	(19)

Net equity transactions	(5,299,943)	1,633,839	483,260	(157,378)	(1,021)	(1,812)	634,887	1,214,357

Net change in contract owners’ equity	(5,054,467)	2,328,557	279,682	356,046	26,648	4,944	820,688	1,543,832
Contract owners’ equity at beginning of period	15,905,462	13,576,905	10,432,357	10,076,311	171,429	166,485	3,971,012	2,427,180

Contract owners’ equity at end of period	$10,850,995	15,905,462	10,712,039	10,432,357	198,077	171,429	4,791,700	3,971,012

CHANGE IN UNITS:
Beginning units	770,634	681,420	767,411	762,823	13,031	13,176	372,742	243,110
Units purchased	166,628	365,123	1,110,042	2,803,802	-	-	105,293	358,627
Units redeemed	(420,032)	(275,909)	(1,076,713)	(2,799,214)	(70)	(145)	(48,430)	(228,995)

Ending units	517,230	770,634	800,740	767,411	12,961	13,031	429,605	372,742

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVFRB		GVLCVB		GVR2XS		GVRUGM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$489,601	948,752	701	637	-	3,931	3	1,009
Realized gain (loss) on investments	112,468	(1,845,944)	232	(34)	1,854,754	1,731,899	-	1
Change in unrealized gain (loss) on investments	(128,426)	418,769	6,962	(2,882)	(400,349)	429,755	-	-
Reinvested capital gains	-	-	2	2,167	577,731	-	1	96

Net increase (decrease) in contract owners’ equity resulting from operations	473,643	(478,423)	7,897	(112)	2,032,136	2,165,585	4	1,106

Equity transactions:
Purchase payments received from contract owners (note 4)	1,002,020	391,519	-	-	17,184	30,687	-	-
Transfers between funds	5,941,112	(3,885,937)	-	(1,564)	(4,648,195)	(530,125)	(221,652)	(13,400)
Redemptions (notes 2, 3, and 4)	(818,978)	(1,165,923)	(1,060)	(5,632)	(91,450)	(106,448)	(525,438)	(564,431)
Adjustments to maintain reserves	(4)	(6)	10	(11)	7	(373)	(6)	2

Net equity transactions	6,124,150	(4,660,347)	(1,050)	(7,207)	(4,722,454)	(606,259)	(747,096)	(577,829)

Net change in contract owners’ equity	6,597,793	(5,138,770)	6,847	(7,319)	(2,690,318)	1,559,326	(747,092)	(576,723)
Contract owners’ equity at beginning of period	16,816,416	21,955,186	29,481	36,800	3,985,222	2,425,896	1,037,947	1,614,670

Contract owners’ equity at end of period	$23,414,209	16,816,416	36,328	29,481	1,294,904	3,985,222	290,855	1,037,947

CHANGE IN UNITS:
Beginning units	1,331,332	1,739,459	1,153	1,471	164,212	117,775	92,205	143,538
Units purchased	1,293,848	1,529,812	-	-	4,691,864	6,814,505	5,800	-
Units redeemed	(807,475)	(1,937,939)	(35)	(318)	(4,813,651)	(6,768,068)	(72,167)	(51,333)

Ending units	1,817,705	1,331,332	1,118	1,153	42,425	164,212	25,838	92,205

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVTRBE		RAF		RBF		RBKF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,477,149	1,211,960	-	2,021	(110)	(46)	24,491	31,279
Realized gain (loss) on investments	2,190,168	1,110,319	(123,405)	(447,750)	(364,452)	248,641	738,777	174,557
Change in unrealized gain (loss) on investments	(6,421,371)	6,071,811	(3,454)	10,361	(264,859)	124,229	(181,028)	31,576
Reinvested capital gains	2,407,013	-	-	-	373,282	293,777	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(347,041)	8,394,090	(126,859)	(435,368)	(256,139)	666,601	582,240	237,412

Equity transactions:
Purchase payments received from contract owners (note 4)	2,799,055	1,303,335	16,338	16,553	47,071	189,625	110,066	40,340
Transfers between funds	7,287,973	25,858,205	160,443	423,830	(29,074)	10,857	1,251,947	(619,048)
Redemptions (notes 2, 3, and 4)	(5,132,489)	(5,307,326)	(30,729)	(61,495)	(134,156)	(251,580)	(322,642)	(97,235)
Adjustments to maintain reserves	(24)	(10,229)	-	(8)	41	16	-	577

Net equity transactions	4,954,515	21,843,985	146,052	378,880	(116,118)	(51,082)	1,039,371	(675,366)

Net change in contract owners’ equity	4,607,474	30,238,075	19,193	(56,488)	(372,257)	615,519	1,621,611	(437,954)
Contract owners’ equity at beginning of period	86,059,466	55,821,391	107,365	163,853	3,862,239	3,246,720	1,429,957	1,867,911

Contract owners’ equity at end of period	$90,666,940	86,059,466	126,558	107,365	3,489,982	3,862,239	3,051,568	1,429,957

CHANGE IN UNITS:
Beginning units	5,128,019	3,805,460	181,390	71,392	74,097	74,050	152,240	184,306
Units purchased	2,356,744	3,773,404	20,527,687	25,368,566	258,891	386,151	2,554,140	2,318,558
Units redeemed	(2,041,893)	(2,450,845)	(20,471,958)	(25,258,568)	(266,316)	(386,104)	(2,460,325)	(2,350,624)

Ending units	5,442,870	5,128,019	237,119	181,390	66,672	74,097	246,055	152,240

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBMF		RCPF		RELF		RENF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,082	17,381	46,667	77,736	(533)	(343)	44,392	37,351
Realized gain (loss) on investments	223,968	296,122	557,465	344,772	1,308,439	1,037,262	768,135	(493,576)
Change in unrealized gain (loss) on investments	(45,190)	84,836	(47,656)	(69,034)	(312,078)	255,050	(327,211)	(140,016)
Reinvested capital gains	40,264	11,128	4,266	121,536	208,499	43,184	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	228,124	409,467	560,742	475,010	1,204,327	1,335,153	485,316	(596,241)

Equity transactions:
Purchase payments received from contract owners (note 4)	25,839	689	35,665	42,098	613,944	140,395	153,484	9,739
Transfers between funds	661,317	121,190	938,892	(3,644,551)	614,865	(1,326,071)	5,052,157	(1,475,448)
Redemptions (notes 2, 3, and 4)	(144,058)	(44,104)	(261,052)	(212,787)	(841,980)	(206,293)	(1,496,066)	(90,519)
Adjustments to maintain reserves	(1)	3,290	1	(56)	31	(880)	(9)	-

Net equity transactions	543,097	81,065	713,506	(3,815,296)	386,860	(1,392,849)	3,709,566	(1,556,228)

Net change in contract owners’ equity	771,221	490,532	1,274,248	(3,340,286)	1,591,187	(57,696)	4,194,882	(2,152,469)
Contract owners’ equity at beginning of period	1,433,482	942,950	5,546,233	8,886,519	3,833,459	3,891,155	1,584,773	3,737,242

Contract owners’ equity at end of period	$2,204,703	1,433,482	6,820,481	5,546,233	5,424,646	3,833,459	5,779,655	1,584,773

CHANGE IN UNITS:
Beginning units	50,325	39,543	154,023	271,574	68,291	107,602	225,570	337,120
Units purchased	292,980	384,463	584,687	558,588	381,964	294,974	4,453,078	1,939,671
Units redeemed	(278,722)	(373,681)	(559,234)	(676,139)	(363,249)	(334,285)	(4,146,638)	(2,051,221)

Ending units	64,583	50,325	179,476	154,023	87,006	68,291	532,010	225,570

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RESF		RFSF		RHCF		RHYS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,958	6,581	23,980	25,159	(14)	(12)	-	135,168
Realized gain (loss) on investments	414,927	(258,850)	1,797,868	(397,350)	365,773	253,778	128,274	(379,786)
Change in unrealized gain (loss) on investments	(320,592)	27,708	90,494	(2,030)	118,876	67,291	(151,689)	133,333
Reinvested capital gains	-	-	143,797	94,734	268,729	64,127	-	10,850

Net increase (decrease) in contract owners’ equity resulting from operations	96,293	(224,561)	2,056,139	(279,487)	753,364	385,184	(23,415)	(100,435)

Equity transactions:
Purchase payments received from contract owners (note 4)	21,699	20,223	305,377	192,834	177,928	16,479	401,882	25,595
Transfers between funds	179,162	566,384	2,540,837	(216,125)	3,478,962	1,099,831	(3,901,199)	4,194,514
Redemptions (notes 2, 3, and 4)	(162,289)	(47,188)	(477,996)	(100,191)	(417,186)	(171,674)	(324,448)	(247,920)
Adjustments to maintain reserves	3	52	-	183	(8)	(129)	11	338

Net equity transactions	38,575	539,471	2,368,218	(123,299)	3,239,696	944,507	(3,823,754)	3,972,527

Net change in contract owners’ equity	134,868	314,910	4,424,357	(402,786)	3,993,060	1,329,691	(3,847,169)	3,872,092
Contract owners’ equity at beginning of period	1,276,935	962,025	3,052,122	3,454,908	3,551,771	2,222,080	5,964,570	2,092,478

Contract owners’ equity at end of period	$1,411,803	1,276,935	7,476,479	3,052,122	7,544,831	3,551,771	2,117,401	5,964,570

CHANGE IN UNITS:
Beginning units	367,858	172,783	187,237	211,565	91,516	64,011	446,863	156,540
Units purchased	3,698,840	2,768,283	1,363,878	765,293	391,393	514,836	1,630,862	2,646,777
Units redeemed	(3,720,602)	(2,573,208)	(1,211,698)	(789,621)	(327,109)	(487,331)	(1,921,126)	(2,356,454)

Ending units	346,096	367,858	339,417	187,237	155,800	91,516	156,599	446,863

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RINF		RJNF		RLCE		RLCJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(484)	(323)	-	4,906	2,779	906	-	1,261
Realized gain (loss) on investments	(144,324)	1,631,018	250,650	13,147	(203,360)	40,951	13,173	(34,937)
Change in unrealized gain (loss) on investments	(418,143)	112,937	7,829	(20,339)	(2,427)	(50,357)	(48,568)	53,769
Reinvested capital gains	371,141	79,544	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(191,810)	1,823,176	258,479	(2,286)	(203,008)	(8,500)	(35,395)	20,093

Equity transactions:
Purchase payments received from contract owners (note 4)	27,237	123,123	10,124	773	-	(49)	-	345
Transfers between funds	(810,381)	309,797	186,675	764,413	(513,076)	(614,163)	(200,207)	293,658
Redemptions (notes 2, 3, and 4)	(194,806)	(236,543)	(355,361)	(66,639)	(19,124)	(25,534)	(1,386)	(14,420)
Adjustments to maintain reserves	(22)	104	4	36	(3)	(614)	(5)	4

Net equity transactions	(977,972)	196,481	(158,558)	698,583	(532,203)	(640,360)	(201,598)	279,587

Net change in contract owners’ equity	(1,169,782)	2,019,657	99,921	696,297	(735,211)	(648,860)	(236,993)	299,680
Contract owners’ equity at beginning of period	3,384,444	1,364,787	1,728,229	1,031,932	780,337	1,429,197	428,938	129,258

Contract owners’ equity at end of period	$2,214,662	3,384,444	1,828,150	1,728,229	45,126	780,337	191,945	428,938

CHANGE IN UNITS:
Beginning units	44,197	30,248	642,602	309,257	67,571	124,051	11,422	5,295
Units purchased	143,452	366,656	33,244,252	25,869,416	605,001	272,256	22,814	73,436
Units redeemed	(157,494)	(352,707)	(33,199,227)	(25,536,071)	(669,280)	(328,736)	(28,286)	(67,309)

Ending units	30,155	44,197	687,627	642,602	3,292	67,571	5,950	11,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLF		RMED		RMEK		RNF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	(261)	2,216	883	-	81,981	131,988
Realized gain (loss) on investments	542,986	210,744	(7,842)	798,958	545,486	303,431	4,883,372	2,856,862
Change in unrealized gain (loss) on investments	(544,679)	391,601	2,483	1,738	(198,383)	187,245	610,453	(415,256)
Reinvested capital gains	107,641	33,270	60,110	8,260	272,144	2,106	982,206	1,548,391

Net increase (decrease) in contract owners’ equity resulting from operations	105,948	635,615	54,490	811,172	620,130	492,782	6,558,012	4,121,985

Equity transactions:
Purchase payments received from contract owners (note 4)	61,191	542	66,651	42	74,463	5,258	865,312	470,073
Transfers between funds	(5,411,129)	3,440,195	17,253	(1,065,776)	(2,314,232)	1,597,610	1,929,686	7,990,258
Redemptions (notes 2, 3, and 4)	(496,823)	(36,593)	(12,976)	(17,784)	(54,359)	(17,356)	(1,628,691)	(1,502,403)
Adjustments to maintain reserves	17	(1,860)	(12)	(2,015)	(19)	19	(20)	(128,956)

Net equity transactions	(5,846,744)	3,402,284	70,916	(1,085,533)	(2,294,147)	1,585,531	1,166,287	6,828,972

Net change in contract owners’ equity	(5,740,796)	4,037,899	125,406	(274,361)	(1,674,017)	2,078,313	7,724,299	10,950,957
Contract owners’ equity at beginning of period	7,103,841	3,065,942	100,720	375,081	2,136,877	58,564	24,915,713	13,964,756

Contract owners’ equity at end of period	$1,363,045	7,103,841	226,126	100,720	462,860	2,136,877	32,640,012	24,915,713

CHANGE IN UNITS:
Beginning units	195,451	98,213	2,154	8,879	52,796	1,737	499,184	337,103
Units purchased	436,305	483,811	17,850	429,284	82,602	139,947	3,438,794	4,257,951
Units redeemed	(596,005)	(386,573)	(16,428)	(436,009)	(125,788)	(88,888)	(3,476,438)	(4,095,870)

Ending units	35,751	195,451	3,576	2,154	9,610	52,796	461,540	499,184

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ROF		RPMF		RREF		RRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(239)	83,647	140,908	187,633	34,454	16,701	-	-
Realized gain (loss) on investments	4,343,646	4,493,256	(355,449)	180,582	782,671	(720,327)	(27,927)	739,398
Change in unrealized gain (loss) on investments	(414,204)	425,515	(78,748)	(399,382)	287,696	(1,226)	(333,302)	177,710
Reinvested capital gains	2,397,291	3,346,378	-	-	-	15,477	194,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,326,494	8,348,796	(293,289)	(31,167)	1,104,821	(689,375)	(166,901)	917,108

Equity transactions:
Purchase payments received from contract owners (note 4)	44,028	390,321	149,362	312,957	13,044	1,373	96,846	45,303
Transfers between funds	5,642,375	3,881,459	34,308	(51,321)	3,135,568	155,917	377,390	1,856,041
Redemptions (notes 2, 3, and 4)	(3,176,945)	(2,084,626)	(180,563)	(601,964)	(106,401)	(42,242)	(291,215)	(127,215)
Adjustments to maintain reserves	39	(12,513)	1	(4,453)	(5)	16	(8)	9

Net equity transactions	2,509,497	2,174,641	3,108	(344,781)	3,042,206	115,064	183,013	1,774,138

Net change in contract owners’ equity	8,835,991	10,523,437	(290,181)	(375,948)	4,147,027	(574,311)	16,112	2,691,246
Contract owners’ equity at beginning of period	28,541,862	18,018,425	3,668,986	4,044,934	547,602	1,121,913	3,120,108	428,862

Contract owners’ equity at end of period	$37,377,853	28,541,862	3,378,805	3,668,986	4,694,629	547,602	3,136,220	3,120,108

CHANGE IN UNITS:
Beginning units	352,946	338,125	201,578	298,028	27,330	53,975	71,281	13,684
Units purchased	1,915,252	2,759,423	1,616,246	1,739,435	571,788	475,196	490,818	408,639
Units redeemed	(1,902,824)	(2,744,602)	(1,613,657)	(1,835,885)	(426,774)	(501,841)	(498,084)	(351,042)

Ending units	365,374	352,946	204,167	201,578	172,344	27,330	64,015	71,281

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RSRF		RTEC		RTEL		RTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,174	13,483	-	-	10,892	5,915	(472)	129,561
Realized gain (loss) on investments	71,931	(353,429)	575,087	1,019,204	204,863	(245,452)	9,895,019	(2,362,411)
Change in unrealized gain (loss) on investments	275,109	297,045	(211,086)	(177,106)	(27,159)	46,990	281,635	226,937
Reinvested capital gains	-	-	368,848	78,353	-	-	-	3,117,838

Net increase (decrease) in contract owners’ equity resulting from operations	358,214	(42,901)	732,849	920,451	188,596	(192,547)	10,176,182	1,111,925

Equity transactions:
Purchase payments received from contract owners (note 4)	8,068	13,395	162,914	89,130	14,086	17,653	755,095	328,932
Transfers between funds	709,748	(898,362)	3,709,938	(2,865,320)	3,594,050	611,123	28,459,268	2,708,887
Redemptions (notes 2, 3, and 4)	(75,836)	(74,366)	(737,021)	(174,926)	(85,673)	(36,093)	(1,210,550)	(354,581)
Adjustments to maintain reserves	(12)	8	(8)	29	3	147	(51)	(5,954)

Net equity transactions	641,968	(959,325)	3,135,823	(2,951,087)	3,522,466	592,830	28,003,762	2,677,284

Net change in contract owners’ equity	1,000,182	(1,002,226)	3,868,672	(2,030,636)	3,711,062	400,283	38,179,944	3,789,209
Contract owners’ equity at beginning of period	1,265,781	2,268,007	4,035,227	6,065,863	1,839,640	1,439,357	20,879,682	17,090,473

Contract owners’ equity at end of period	$2,265,963	1,265,781	7,903,899	4,035,227	5,550,702	1,839,640	59,059,626	20,879,682

CHANGE IN UNITS:
Beginning units	71,051	132,556	71,420	153,066	104,310	89,362	352,232	342,404
Units purchased	51,985	81,658	355,183	358,138	595,363	331,117	18,285,407	13,120,550
Units redeemed	(20,040)	(143,163)	(313,153)	(439,784)	(410,884)	(316,169)	(18,010,742)	(13,110,722)

Ending units	102,996	71,051	113,450	71,420	288,789	104,310	626,897	352,232

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTRF		RUF		RUGB		RUTL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	1,228	-	10,766	15,036	10,542	50,817	102,358
Realized gain (loss) on investments	927,029	499,002	(1,142,343)	(1,007,141)	(928,185)	74,588	306,024	(996,476)
Change in unrealized gain (loss) on investments	(350,557)	245,193	(8,815)	11,459	(44,181)	50,371	103,949	93,568
Reinvested capital gains	88,214	23,490	-	-	-	-	-	90,334

Net increase (decrease) in contract owners’ equity resulting from operations	664,686	768,913	(1,151,158)	(984,916)	(957,330)	135,501	460,790	(710,216)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,788	24,738	6,105	43,928	7,805	68,712	20,402	7,391
Transfers between funds	(1,642,861)	1,277,528	1,046,289	1,012,534	2,472,762	4,195,472	864,318	336,763
Redemptions (notes 2, 3, and 4)	(88,618)	(77,421)	(22,408)	(67,792)	(887,074)	(2,840,308)	(196,737)	(202,857)
Adjustments to maintain reserves	(22)	3,639	46	278	1	3,071	15	(18)

Net equity transactions	(1,703,713)	1,228,484	1,030,032	988,948	1,593,494	1,426,947	687,998	141,279

Net change in contract owners’ equity	(1,039,027)	1,997,397	(121,126)	4,032	636,164	1,562,448	1,148,788	(568,937)
Contract owners’ equity at beginning of period	3,428,205	1,430,808	408,759	404,727	3,920,866	2,358,418	3,944,013	4,512,950

Contract owners’ equity at end of period	$2,389,178	3,428,205	287,633	408,759	4,557,030	3,920,866	5,092,801	3,944,013

CHANGE IN UNITS:
Beginning units	80,158	47,046	271,405	184,544	149,633	109,772	138,089	150,025
Units purchased	448,304	491,224	702,217,157	185,365,863	5,847,039	13,492,895	298,862	628,467
Units redeemed	(482,737)	(458,112)	(702,245,628)	(185,279,002)	(5,808,673)	(13,453,034)	(280,649)	(640,403)

Ending units	45,725	80,158	242,934	271,405	187,999	149,633	156,302	138,089

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVARS		RVCMD		RVF		RVIDD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	77,491	-	11,622	(1,653)	111,479	-	11,209
Realized gain (loss) on investments	99,405	92,476	(33,361)	(248,908)	10,551,186	24,158,861	(567,501)	(922,932)
Change in unrealized gain (loss) on investments	135,220	15,027	56,526	12,400	732,927	(2,956,814)	103,914	(118,325)
Reinvested capital gains	137,040	-	-	-	9,766,956	8,200,072	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	371,665	184,994	23,165	(224,886)	21,049,416	29,513,598	(463,587)	(1,030,048)

Equity transactions:
Purchase payments received from contract owners (note 4)	259,532	171,735	113,929	85,239	1,589,032	855,936	25,948	9,883
Transfers between funds	983,869	1,742,097	1,460,829	749,442	(10,250,884)	(15,338,990)	298,507	1,929,003
Redemptions (notes 2, 3, and 4)	(631,700)	(184,524)	(200,249)	(224,496)	(4,038,693)	(1,915,835)	(468,042)	(58,129)
Adjustments to maintain reserves	10	(5)	1	(492)	77	(12,194)	(48)	-

Net equity transactions	611,711	1,729,303	1,374,510	609,693	(12,700,468)	(16,411,083)	(143,635)	1,880,757

Net change in contract owners’ equity	983,376	1,914,297	1,397,675	384,807	8,348,948	13,102,515	(607,222)	850,709
Contract owners’ equity at beginning of period	4,254,805	2,340,508	1,855,560	1,470,753	57,473,407	44,370,892	956,250	105,541

Contract owners’ equity at end of period	$5,238,181	4,254,805	3,253,235	1,855,560	65,822,355	57,473,407	349,028	956,250

CHANGE IN UNITS:
Beginning units	374,331	219,820	856,462	521,936	205,023	284,735	6,775,205	398,423
Units purchased	225,894	584,825	24,308,068	3,290,167	1,593,752	3,305,828	199,072,795	257,585,600
Units redeemed	(173,854)	(430,314)	(24,091,045)	(2,955,641)	(1,645,963)	(3,385,540)	(202,019,967)	(251,208,818)

Ending units	426,371	374,331	1,073,485	856,462	152,812	205,023	3,828,033	6,775,205

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVIMC		RVISC		RVLCG		RVLCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	1,172	-	2,285	(2)	(62)	48,907	39,603
Realized gain (loss) on investments	(31,113)	(47,159)	(76,017)	(299,685)	2,389,267	60,730	1,494,199	(229,888)
Change in unrealized gain (loss) on investments	3	4,088	9,008	(53)	(174,975)	158,057	(61,721)	36,992
Reinvested capital gains	-	-	-	-	46,687	1,140,002	27,029	152,235

Net increase (decrease) in contract owners’ equity resulting from operations	(31,110)	(41,899)	(67,009)	(297,453)	2,260,977	1,358,727	1,508,414	(1,058)

Equity transactions:
Purchase payments received from contract owners (note 4)	9	27,356	11,400	3,721	461,636	90,052	94,917	222,964
Transfers between funds	38,577	(46,749)	25,374	215,876	4,955,525	(1,464,076)	2,763,187	1,685,922
Redemptions (notes 2, 3, and 4)	(7,480)	(8,114)	(9,040)	(81,272)	(840,703)	(399,302)	(400,686)	(267,094)
Adjustments to maintain reserves	-	1	2	(290)	3	4,074	(12)	1,628

Net equity transactions	31,106	(27,506)	27,736	138,035	4,576,461	(1,769,252)	2,457,406	1,643,420

Net change in contract owners’ equity	(4)	(69,405)	(39,273)	(159,418)	6,837,438	(410,525)	3,965,820	1,642,362
Contract owners’ equity at beginning of period	16	69,421	61,552	220,970	6,288,423	6,698,948	4,850,228	3,207,866

Contract owners’ equity at end of period	$12	16	22,279	61,552	13,125,861	6,288,423	8,816,048	4,850,228

CHANGE IN UNITS:
Beginning units	13	18,721	52,233	101,820	139,417	188,268	197,016	119,712
Units purchased	958,262	1,083,931	6,565,650	14,167,982	847,246	753,218	1,444,424	571,375
Units redeemed	(958,262)	(1,102,639)	(6,590,168)	(14,217,569)	(759,020)	(802,069)	(1,375,388)	(494,071)

Ending units	13	13	27,715	52,233	227,643	139,417	266,052	197,016

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLDD		RVMCG		RVMCV		RVMFU
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(335)	16,554	(20)	(69)	4,891	5,416	-	189,986
Realized gain (loss) on investments	1,118,517	341,285	1,111,643	651,992	1,490,861	391,621	13,671	(75,493)
Change in unrealized gain (loss) on investments	63,522	(92,353)	(931,364)	811,807	(524,170)	512,830	18,989	(70,748)
Reinvested capital gains	-	244,057	482,112	79,320	225,402	49,727	35,898	27,855

Net increase (decrease) in contract owners’ equity resulting from operations	1,181,704	509,543	662,371	1,543,050	1,196,984	959,594	68,558	71,600

Equity transactions:
Purchase payments received from contract owners (note 4)	126,405	41,075	4,732	1,176	32,150	23,299	82,388	57,514
Transfers between funds	6,375,156	(1,654,237)	(888,751)	4,441,544	(3,935,349)	5,097,900	(780,921)	804,957
Redemptions (notes 2, 3, and 4)	(203,518)	(96,529)	(368,660)	(95,836)	(322,578)	(44,370)	(394,423)	(217,816)
Adjustments to maintain reserves	(22)	(2,428)	(26)	320	3	1,205	4	1

Net equity transactions	6,298,021	(1,712,119)	(1,252,705)	4,347,204	(4,225,774)	5,078,034	(1,092,952)	644,656

Net change in contract owners’ equity	7,479,725	(1,202,576)	(590,334)	5,890,254	(3,028,790)	6,037,628	(1,024,394)	716,256
Contract owners’ equity at beginning of period	1,517,651	2,720,227	7,030,845	1,140,591	6,955,547	917,919	3,871,037	3,154,781

Contract owners’ equity at end of period	$8,997,376	1,517,651	6,440,511	7,030,845	3,926,757	6,955,547	2,846,643	3,871,037

CHANGE IN UNITS:
Beginning units	32,483	55,040	168,943	36,310	241,927	34,454	504,081	422,944
Units purchased	908,984	2,310,576	241,282	577,723	877,250	820,999	89,845	350,225
Units redeemed	(825,151)	(2,333,133)	(271,763)	(445,090)	(1,014,712)	(613,526)	(226,080)	(269,088)

Ending units	116,316	32,483	138,462	168,943	104,465	241,927	367,846	504,081

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVSCG		RVSCV		RVSDL		RVWDL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6)	(133)	(518)	-	-	4,093	-	939
Realized gain (loss) on investments	1,315,868	279,744	1,633,240	41,404	32,588	(159,415)	(97,714)	46,154
Change in unrealized gain (loss) on investments	(409,384)	272,363	(245,714)	(167,382)	48,594	(34,371)	(18,730)	16,918
Reinvested capital gains	21,249	104,132	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	927,727	656,106	1,387,008	(125,978)	81,182	(189,693)	(116,444)	64,011

Equity transactions:
Purchase payments received from contract owners (note 4)	75,493	14,894	98,237	23,184	7,982	7,781	-	150
Transfers between funds	(1,413,784)	2,015,555	3,103,897	(506,623)	1,823,553	327,815	(604,925)	940,564
Redemptions (notes 2, 3, and 4)	(312,971)	(581,639)	(291,493)	(86,049)	(255,817)	(81,013)	(28,219)	(6,222)
Adjustments to maintain reserves	1	125	(9)	97	4	(7)	(2)	-

Net equity transactions	(1,651,261)	1,448,935	2,910,632	(569,391)	1,575,722	254,576	(633,146)	934,492

Net change in contract owners’ equity	(723,534)	2,105,041	4,297,640	(695,369)	1,656,904	64,883	(749,590)	998,503
Contract owners’ equity at beginning of period	5,681,846	3,576,805	2,317,624	3,012,993	627,958	563,075	1,162,708	164,205

Contract owners’ equity at end of period	$4,958,312	5,681,846	6,615,264	2,317,624	2,284,862	627,958	413,118	1,162,708

CHANGE IN UNITS:
Beginning units	159,696	116,382	117,300	143,375	83,220	64,214	160,195	24,805
Units purchased	545,375	426,399	1,662,795	455,838	2,040,326	2,476,740	488,007	5,453,782
Units redeemed	(587,757)	(383,085)	(1,543,394)	(481,913)	(1,850,923)	(2,457,734)	(582,042)	(5,318,392)

Ending units	117,314	159,696	236,701	117,300	272,623	83,220	66,160	160,195

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLD		SBLJ		SBLP		SBLQ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,314	2,677	9,991	19,494	283,498	416,321	6,394	5,930
Realized gain (loss) on investments	7,166	840	177,436	(37,131)	505,311	(588,128)	33,630	(60,870)
Change in unrealized gain (loss) on investments	10,817	2,053	(225,775)	386,084	(334,068)	381,991	180,321	27,195
Reinvested capital gains	-	935	261,302	69,887	-	-	-	42,921

Net increase (decrease) in contract owners’ equity resulting from operations	19,297	6,505	222,954	438,334	454,741	210,184	220,345	15,176

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	72,153	39,155	354,093	57,768	36,041	63,951
Transfers between funds	(28,185)	-	113,422	142,564	(1,822,524)	188,339	(200,655)	182,001
Redemptions (notes 2, 3, and 4)	(6,991)	(8,395)	(63,618)	(66,725)	(224,506)	(1,319,762)	(93,330)	(50,851)
Adjustments to maintain reserves	10	(9)	(6)	5	(4)	(679)	11	(8)

Net equity transactions	(35,166)	(8,404)	121,951	114,999	(1,692,941)	(1,074,334)	(257,933)	195,093

Net change in contract owners’ equity	(15,869)	(1,899)	344,905	553,333	(1,238,200)	(864,150)	(37,588)	210,269
Contract owners’ equity at beginning of period	102,220	104,119	2,060,468	1,507,135	8,297,457	9,161,607	860,257	649,988

Contract owners’ equity at end of period	$86,351	102,220	2,405,373	2,060,468	7,059,257	8,297,457	822,669	860,257

CHANGE IN UNITS:
Beginning units	5,360	5,823	55,417	52,696	485,614	560,524	39,700	29,775
Units purchased	-	-	27,606	11,944	4,919,336	628,463	13,333	19,093
Units redeemed	(1,641)	(463)	(24,833)	(9,223)	(5,011,348)	(703,373)	(21,742)	(9,168)

Ending units	3,719	5,360	58,190	55,417	393,602	485,614	31,291	39,700

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLX		SBLY		ACC1		ACGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9	20	6,572	17,233	156,332	46,847	60,896	62,615
Realized gain (loss) on investments	-	-	128,924	(15,824)	1,026,038	(598,838)	217,086	(414,412)
Change in unrealized gain (loss) on investments	50	475	(74,693)	288,662	377,869	125,338	480,620	251,395
Reinvested capital gains	75	-	226,838	59,051	-	51,394	-	46,096

Net increase (decrease) in contract owners’ equity resulting from operations	134	495	287,641	349,122	1,560,239	(375,259)	758,602	(54,306)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6,042	1,390	126,513	54,081	48,849	56,246
Transfers between funds	-	-	(110,712)	(866,565)	2,527,607	(81,644)	315,574	(847,026)
Redemptions (notes 2, 3, and 4)	(1)	(1)	(168,826)	(31,972)	(263,910)	(183,133)	(167,996)	(400,686)
Adjustments to maintain reserves	(10)	11	8	(2)	6	38	(2)	58

Net equity transactions	(11)	10	(273,488)	(897,149)	2,390,216	(210,658)	196,425	(1,191,408)

Net change in contract owners’ equity	123	505	14,153	(548,027)	3,950,455	(585,917)	955,027	(1,245,714)
Contract owners’ equity at beginning of period	2,061	1,556	1,301,778	1,849,805	3,253,024	3,838,941	2,569,295	3,815,009

Contract owners’ equity at end of period	$2,184	2,061	1,315,931	1,301,778	7,203,479	3,253,024	3,524,322	2,569,295

CHANGE IN UNITS:
Beginning units	55	55	29,771	58,326	130,661	151,650	101,254	152,757
Units purchased	-	-	5,374	7,897	410,084	78,989	86,659	14,025
Units redeemed	-	-	(11,592)	(36,452)	(324,648)	(99,978)	(79,635)	(65,528)

Ending units	55	55	23,553	29,771	216,097	130,661	108,278	101,254

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVGI		AVHY1		AVIE		IVAVS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$24,510	9,642	747,659	446,653	72,552	164,636	162	-
Realized gain (loss) on investments	75,992	(326,438)	115,863	66,634	785,137	(274,818)	(1)	-
Change in unrealized gain (loss) on investments	544,073	54,959	(408,719)	53,075	(901,219)	422,410	2,264	-
Reinvested capital gains	83,947	166,338	-	-	383,160	158,614	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	728,522	(95,499)	454,803	566,362	339,630	470,842	2,425	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,200	(9,560)	18,318	12,230	104,054	136,448	-	-
Transfers between funds	2,051,158	(611,858)	(934,302)	2,120,622	816,878	(1,333,783)	72,954	-
Redemptions (notes 2, 3, and 4)	(56,838)	(68,116)	(238,849)	(183,137)	(219,104)	(381,748)	(287)	-
Adjustments to maintain reserves	2	-	(1)	63	2	10	-	-

Net equity transactions	1,996,522	(689,534)	(1,154,834)	1,949,778	701,830	(1,579,073)	72,667	-

Net change in contract owners’ equity	2,725,044	(785,033)	(700,031)	2,516,140	1,041,460	(1,108,231)	75,092	-
Contract owners’ equity at beginning of period	1,310,939	2,095,972	9,170,931	6,654,791	4,741,689	5,849,920	-	-

Contract owners’ equity at end of period	$4,035,983	1,310,939	8,470,900	9,170,931	5,783,149	4,741,689	75,092	-

CHANGE IN UNITS:
Beginning units	45,667	82,382	363,353	272,411	282,110	396,346	-	-
Units purchased	76,640	45,687	1,428,655	3,534,609	414,879	475,341	7,163	-
Units redeemed	(12,698)	(82,402)	(1,470,478)	(3,443,667)	(372,566)	(589,577)	(29)	-

Ending units	109,609	45,667	321,530	363,353	324,423	282,110	7,134	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA2		IVCPBI		IVDDI		IVGMMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$254,652	568,560	357,666	347,173	297,867	351,107	22,566	1,027,015
Realized gain (loss) on investments	136,162	(307,465)	516,473	545,939	189,396	(658,558)	-	(2)
Change in unrealized gain (loss) on investments	120,957	(81,039)	(1,814,155)	573,838	1,757,774	(661,436)	-	-
Reinvested capital gains	273,987	379,811	807,622	98,961	53,917	291,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	785,758	559,867	(132,394)	1,565,911	2,298,954	(676,895)	22,566	1,027,013

Equity transactions:
Purchase payments received from contract owners (note 4)	87,820	231,715	1,834,518	840,189	419,285	111,488	448,752,999	423,314,576
Transfers between funds	(333,581)	449,882	4,602,313	6,751,855	1,276,858	(4,443,807)	(348,339,517)	(292,434,298)
Redemptions (notes 2, 3, and 4)	(375,354)	(1,801,870)	(996,257)	(969,599)	(904,373)	(1,445,133)	(95,968,966)	(95,545,181)
Adjustments to maintain reserves	-	(18)	(3)	70	1	264	(1,774)	(3,128)

Net equity transactions	(621,115)	(1,120,291)	5,440,571	6,622,515	791,771	(5,777,188)	4,442,742	35,331,969

Net change in contract owners’ equity	164,643	(560,424)	5,308,177	8,188,426	3,090,725	(6,454,083)	4,465,308	36,358,982
Contract owners’ equity at beginning of period	8,381,468	8,941,892	19,869,891	11,681,465	11,451,294	17,905,377	327,125,113	290,766,131

Contract owners’ equity at end of period	$8,546,111	8,381,468	25,178,068	19,869,891	14,542,019	11,451,294	331,590,421	327,125,113

CHANGE IN UNITS:
Beginning units	549,017	642,675	1,534,952	989,703	490,530	763,446	31,304,043	27,900,949
Units purchased	184,402	219,090	1,506,192	1,738,052	187,712	162,762	387,090,390	377,640,175
Units redeemed	(222,818)	(312,748)	(1,082,770)	(1,192,803)	(154,951)	(435,678)	(386,666,019)	(374,237,081)

Ending units	510,601	549,017	1,958,374	1,534,952	523,291	490,530	31,728,414	31,304,043

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVGS1		IVHS		IVKEI1		IVMCC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$176,721	341,269	7,004	8,704	164,797	146,494	10,285	14,603
Realized gain (loss) on investments	(155,180)	324,205	390,084	188,111	374,592	(1,404,989)	47,684	(459,373)
Change in unrealized gain (loss) on investments	(207,260)	17,906	(335,308)	122,964	780,134	1,179,474	690,990	(57,635)
Reinvested capital gains	-	-	364,316	66,260	87,074	269,861	-	631,394

Net increase (decrease) in contract owners’ equity resulting from operations	(185,719)	683,380	426,096	386,039	1,406,597	190,840	748,959	128,989

Equity transactions:
Purchase payments received from contract owners (note 4)	166,270	167,330	282,843	202,822	371,288	97,949	76,133	141,549
Transfers between funds	3,016,000	3,281,532	(450,769)	612,022	(691,969)	(5,305,285)	218,698	(688,601)
Redemptions (notes 2, 3, and 4)	(2,911,644)	(1,329,058)	(238,253)	(306,995)	(222,475)	(245,479)	(159,691)	(318,260)
Adjustments to maintain reserves	2	(9)	(16)	49	(7)	10	9	14

Net equity transactions	270,628	2,119,795	(406,195)	507,898	(543,163)	(5,452,805)	135,149	(865,298)

Net change in contract owners’ equity	84,909	2,803,175	19,901	893,937	863,434	(5,261,965)	884,108	(736,309)
Contract owners’ equity at beginning of period	8,934,715	6,131,540	3,648,520	2,754,583	7,600,561	12,862,526	3,114,949	3,851,258

Contract owners’ equity at end of period	$9,019,624	8,934,715	3,668,421	3,648,520	8,463,995	7,600,561	3,999,057	3,114,949

CHANGE IN UNITS:
Beginning units	569,891	413,360	89,357	72,350	330,828	607,464	110,868	147,171
Units purchased	1,007,095	2,051,051	39,108	88,678	111,802	115,982	35,637	80,646
Units redeemed	(987,702)	(1,894,520)	(50,370)	(71,671)	(134,539)	(392,618)	(31,372)	(116,949)

Ending units	589,284	569,891	78,095	89,357	308,091	330,828	115,133	110,868

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVRE		IVT		OVCBS		OVGIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$513,548	887,415	(38)	(363)	-	852	30,203	43,807
Realized gain (loss) on investments	(123,370)	(886,969)	2,394,197	959,638	14,657	3	842,225	(222,751)
Change in unrealized gain (loss) on investments	4,032,370	(3,105,466)	(2,339,002)	1,366,129	(10,931)	4,328	117,565	308,978
Reinvested capital gains	-	496,138	926,463	734,399	-	1,077	343,369	370,995

Net increase (decrease) in contract owners’ equity resulting from operations	4,422,548	(2,608,882)	981,620	3,059,803	3,726	6,260	1,333,362	501,029

Equity transactions:
Purchase payments received from contract owners (note 4)	547,629	133,944	518,567	311,685	-	-	40,792	181,056
Transfers between funds	(805,978)	(1,618,290)	(1,227,981)	3,109,956	-	-	275,307	(634,874)
Redemptions (notes 2, 3, and 4)	(475,954)	(801,242)	(444,517)	(561,131)	(52,900)	(13)	(464,279)	(386,506)
Adjustments to maintain reserves	6	332	(11)	(2,265)	(8)	10	(8)	73

Net equity transactions	(734,297)	(2,285,256)	(1,153,942)	2,858,245	(52,908)	(3)	(148,188)	(840,251)

Net change in contract owners’ equity	3,688,251	(4,894,138)	(172,322)	5,918,048	(49,182)	6,257	1,185,174	(339,222)
Contract owners’ equity at beginning of period	17,644,200	22,538,338	10,619,990	4,701,942	49,182	42,925	4,018,115	4,357,337

Contract owners’ equity at end of period	$21,332,451	17,644,200	10,447,668	10,619,990	-	49,182	5,203,289	4,018,115

CHANGE IN UNITS:
Beginning units	808,918	910,231	181,898	113,788	2,447	2,447	140,283	169,454
Units purchased	307,011	316,659	181,878	326,554	2,446	-	109,298	45,807
Units redeemed	(339,561)	(417,972)	(202,826)	(258,444)	(4,893)	-	(107,116)	(74,978)

Ending units	776,368	808,918	160,950	181,898	-	2,447	142,465	140,283

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGSS		OVIGS		OVSBS		OVTRBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	66,000	-	99,141	66,784	71,325	123,789	202,562
Realized gain (loss) on investments	839,297	(935,586)	1,261,208	(153,235)	(20,491)	(185,973)	21,437	158,604
Change in unrealized gain (loss) on investments	958,401	4,000,506	(1,093,500)	2,383,552	(96,890)	(23,210)	(552,293)	100,101
Reinvested capital gains	1,051,656	547,323	1,608,560	208,314	-	-	256,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,849,354	3,678,243	1,776,268	2,537,772	(50,597)	(137,858)	(151,030)	461,267

Equity transactions:
Purchase payments received from contract owners (note 4)	503,771	173,892	247,972	238,751	128,237	55,552	204,523	59,995
Transfers between funds	(373,816)	(1,703,732)	(1,621,631)	(4,658,750)	192,563	(1,286,816)	(174,185)	3,152,904
Redemptions (notes 2, 3, and 4)	(799,424)	(1,308,729)	(519,706)	(1,314,142)	(158,890)	(70,575)	(703,750)	(518,630)
Adjustments to maintain reserves	16	(95)	(4)	(63)	1	(1)	1	(9)

Net equity transactions	(669,453)	(2,838,664)	(1,893,369)	(5,734,204)	161,911	(1,301,840)	(673,411)	2,694,260

Net change in contract owners’ equity	2,179,901	839,579	(117,101)	(3,196,432)	111,314	(1,439,698)	(824,441)	3,155,527
Contract owners’ equity at beginning of period	18,633,514	17,793,935	17,007,747	20,204,179	1,350,637	2,790,335	7,184,694	4,029,167

Contract owners’ equity at end of period	$20,813,415	18,633,514	16,890,646	17,007,747	1,461,951	1,350,637	6,360,253	7,184,694

CHANGE IN UNITS:
Beginning units	604,197	729,830	756,068	1,083,367	100,632	211,021	479,345	290,952
Units purchased	109,081	188,004	156,983	218,372	46,338	51,250	150,943	470,043
Units redeemed	(120,953)	(313,637)	(224,205)	(545,671)	(34,457)	(161,639)	(197,779)	(281,650)

Ending units	592,325	604,197	688,846	756,068	112,513	100,632	432,509	479,345

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		WRBDP		WRBP		WRDIV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$72,150	75,599	215,410	162,801	29,292	31,150	1,428	1,339
Realized gain (loss) on investments	121,598	172,959	(354,633)	206,446	37,627	(28,361)	(5)	(34,251)
Change in unrealized gain (loss) on investments	(223,825)	146,685	(338,853)	219,536	172,605	158,458	8,654	33,277
Reinvested capital gains	465,365	63,039	439,941	-	178,517	118,719	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	435,288	458,282	(38,135)	588,783	418,041	279,966	10,077	365

Equity transactions:
Purchase payments received from contract owners (note 4)	-	72,817	294,841	223,417	12,479	5,993	-	-
Transfers between funds	505,866	(494,310)	(48,675)	4,156,550	476,861	(517,588)	-	(77,352)
Redemptions (notes 2, 3, and 4)	(453,928)	(360,926)	(630,499)	(409,400)	(228,833)	(52,601)	(22)	(11,749)
Adjustments to maintain reserves	(6)	(223)	(3)	(18)	(2)	2	9	(10)

Net equity transactions	51,932	(782,642)	(384,336)	3,970,549	260,505	(564,194)	(13)	(89,111)

Net change in contract owners’ equity	487,220	(324,360)	(422,471)	4,559,332	678,546	(284,228)	10,064	(88,746)
Contract owners’ equity at beginning of period	4,136,940	4,461,300	9,477,525	4,918,193	2,404,157	2,688,385	59,373	148,119

Contract owners’ equity at end of period	$4,624,160	4,136,940	9,055,054	9,477,525	3,082,703	2,404,157	69,437	59,373

CHANGE IN UNITS:
Beginning units	210,533	258,604	587,915	338,287	87,534	111,666	2,420	6,227
Units purchased	34,634	67,548	865,793	1,026,348	21,519	40,965	-	-
Units redeemed	(31,862)	(115,619)	(886,757)	(776,720)	(12,332)	(65,097)	-	(3,807)

Ending units	213,305	210,533	566,951	587,915	96,721	87,534	2,420	2,420

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRENG		WRGBP		WRGNR		WRHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$32,372	12,231	68,134	57,331	26,024	17,876	2,317,536	835,376
Realized gain (loss) on investments	521,650	(642,444)	(43,446)	62,475	236,554	(245,526)	1,583,335	(982,585)
Change in unrealized gain (loss) on investments	(124,245)	79,952	(39,668)	(9,300)	42,444	73,839	(2,442,620)	1,945,049
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,777	(550,261)	(14,980)	110,506	305,022	(153,811)	1,458,251	1,797,840

Equity transactions:
Purchase payments received from contract owners (note 4)	28,910	18,594	151,677	33,309	21,174	14,150	671,645	34,772
Transfers between funds	1,867,239	(677,563)	(191,982)	54,165	1,142,145	(113,645)	(4,958,301)	5,236,440
Redemptions (notes 2, 3, and 4)	(445,038)	(72,846)	(324,621)	(120,941)	(134,402)	(122,740)	(2,131,399)	(668,777)
Adjustments to maintain reserves	(1)	(5)	(2)	-	1	(1)	(13)	(13)

Net equity transactions	1,451,110	(731,820)	(364,928)	(33,467)	1,028,918	(222,236)	(6,418,068)	4,602,422

Net change in contract owners’ equity	1,880,887	(1,282,081)	(379,908)	77,039	1,333,940	(376,047)	(4,959,817)	6,400,262
Contract owners’ equity at beginning of period	581,313	1,863,394	1,424,388	1,347,349	687,279	1,063,326	23,831,012	17,430,750

Contract owners’ equity at end of period	$2,462,200	581,313	1,044,480	1,424,388	2,021,219	687,279	18,871,195	23,831,012

CHANGE IN UNITS:
Beginning units	110,513	224,838	102,562	104,842	111,703	153,471	1,076,409	836,508
Units purchased	1,035,629	951,510	185,456	214,442	401,323	143,382	1,585,668	1,776,169
Units redeemed	(815,970)	(1,065,835)	(212,382)	(216,722)	(253,332)	(185,150)	(1,855,873)	(1,536,268)

Ending units	330,172	110,513	75,636	102,562	259,694	111,703	806,204	1,076,409

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRLTBP		WRMCG		WRSTP		WRVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$67,371	111,035	-	-	-	-	34,641	19,844
Realized gain (loss) on investments	(8,608)	56,931	1,915,732	533,778	736,440	176,626	21,312	(143,260)
Change in unrealized gain (loss) on investments	(95,881)	(29,434)	(1,067,358)	3,922,449	(2,315,740)	1,365,970	391,884	(26,087)
Reinvested capital gains	18,180	-	2,281,284	714,511	3,002,222	969,168	-	41,465

Net increase (decrease) in contract owners’ equity resulting from operations	(18,938)	138,532	3,129,658	5,170,738	1,422,922	2,511,764	447,837	(108,038)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,552	49,543	1,266,078	770,999	62,668	147,733	-	40,593
Transfers between funds	(155,936)	1,093,618	4,954,064	4,393,986	144,584	(112,040)	979,474	(1,251,387)
Redemptions (notes 2, 3, and 4)	(299,673)	(275,562)	(2,325,726)	(729,634)	(492,232)	(532,264)	(18,821)	(86,088)
Adjustments to maintain reserves	2	2	(17)	19	23	54	(12)	13

Net equity transactions	(428,055)	867,601	3,894,399	4,435,370	(284,957)	(496,517)	960,641	(1,296,869)

Net change in contract owners’ equity	(446,993)	1,006,133	7,024,057	9,606,108	1,137,965	2,015,247	1,408,478	(1,404,907)
Contract owners’ equity at beginning of period	4,588,299	3,582,166	18,635,858	9,029,750	9,439,144	7,423,897	686,992	2,091,899

Contract owners’ equity at end of period	$4,141,306	4,588,299	25,659,915	18,635,858	10,577,109	9,439,144	2,095,470	686,992

CHANGE IN UNITS:
Beginning units	400,837	325,739	335,328	243,496	172,400	176,695	25,197	77,095
Units purchased	176,145	384,038	209,912	356,815	54,745	181,614	36,690	18,072
Units redeemed	(213,364)	(308,940)	(142,019)	(264,983)	(58,675)	(185,909)	(4,745)	(69,970)

Ending units	363,618	400,837	403,221	335,328	168,470	172,400	57,142	25,197

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABIN		JAEI		JAFBS		JAFRIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$583,192	964,010	166,973	34,600	416,514	537,363	-	35,927
Realized gain (loss) on investments	4,127,458	3,213,258	2,999,548	2,109,287	167,520	183,442	2,134,689	818,506
Change in unrealized gain (loss) on investments	4,859,860	2,281,058	618,867	1,644,829	(1,487,862)	1,353,154	(561,298)	2,339,522
Reinvested capital gains	500,831	833,945	4,429,468	3,522,941	604,824	-	1,982,461	929,818

Net increase (decrease) in contract owners’ equity resulting from operations	10,071,341	7,292,271	8,214,856	7,311,657	(299,004)	2,073,959	3,555,852	4,123,773

Equity transactions:
Purchase payments received from contract owners (note 4)	2,124,839	1,676,568	1,748,390	970,727	748,875	(95,695)	1,066,184	304,357
Transfers between funds	1,676,576	3,341,501	(5,955,996)	(10,165,379)	466,121	6,595,167	3,234,492	186,918
Redemptions (notes 2, 3, and 4)	(2,875,704)	(2,584,842)	(3,392,324)	(3,388,576)	(1,072,117)	(2,218,773)	(665,135)	(933,177)
Adjustments to maintain reserves	(3)	(173)	14	894	(9)	94	12	(728)

Net equity transactions	925,708	2,433,054	(7,599,916)	(12,582,334)	142,870	4,280,793	3,635,553	(442,630)

Net change in contract owners’ equity	10,997,049	9,725,325	614,940	(5,270,677)	(156,134)	6,354,752	7,191,405	3,681,143
Contract owners’ equity at beginning of period	60,195,542	50,470,217	53,796,050	59,066,727	26,053,898	19,699,146	15,981,032	12,299,889

Contract owners’ equity at end of period	$71,192,591	60,195,542	54,410,990	53,796,050	25,897,764	26,053,898	23,172,437	15,981,032

CHANGE IN UNITS:
Beginning units	1,950,065	1,853,292	1,055,172	1,352,738	1,907,026	1,589,099	309,857	336,032
Units purchased	529,066	820,587	232,163	428,944	298,006	777,434	208,962	202,641
Units redeemed	(522,092)	(723,814)	(362,666)	(726,510)	(287,683)	(459,507)	(152,703)	(228,816)

Ending units	1,957,039	1,950,065	924,669	1,055,172	1,917,349	1,907,026	366,116	309,857

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGRIN		JAGTS		JAIG		JARIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$36,780	40,235	283	7	122,451	59,433	6,660	24,919
Realized gain (loss) on investments	312,166	57,739	125,001	1,501	837,074	58,824	449,032	519,540
Change in unrealized gain (loss) on investments	486,276	539,299	(110,239)	71,811	56,480	500,411	485,532	672,299
Reinvested capital gains	328,612	281,561	32,458	19,220	-	-	347,015	466,658

Net increase (decrease) in contract owners’ equity resulting from operations	1,163,834	918,834	47,503	92,539	1,016,005	618,668	1,288,239	1,683,416

Equity transactions:
Purchase payments received from contract owners (note 4)	25,462	53,474	-	-	526,648	262,760	397,393	69,827
Transfers between funds	(137,327)	(617,543)	(200,824)	-	4,748,394	(583,405)	(482,786)	(458,739)
Redemptions (notes 2, 3, and 4)	(266,270)	(97,581)	(5,154)	(3,382)	(230,853)	(273,797)	(446,396)	(506,082)
Adjustments to maintain reserves	-	9	(21)	21	6	10	(29)	56

Net equity transactions	(378,135)	(661,641)	(205,999)	(3,361)	5,044,195	(594,432)	(531,818)	(894,938)

Net change in contract owners’ equity	785,699	257,193	(158,496)	89,178	6,060,200	24,236	756,421	788,478
Contract owners’ equity at beginning of period	6,783,108	6,525,915	273,635	184,457	6,444,384	6,420,148	6,875,074	6,086,596

Contract owners’ equity at end of period	$7,568,807	6,783,108	115,139	273,635	12,504,584	6,444,384	7,631,495	6,875,074

CHANGE IN UNITS:
Beginning units	243,875	280,923	4,813	4,890	365,877	422,884	159,258	186,539
Units purchased	44,599	93,956	-	-	465,086	307,501	24,955	109,370
Units redeemed	(57,569)	(131,004)	(3,093)	(77)	(201,267)	(364,508)	(40,687)	(136,651)

Ending units	230,905	243,875	1,720	4,813	629,696	365,877	143,526	159,258

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JIULVV		JMCVIN		JHEVTN		JPIGA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$78,671	101,831	115,488	234,823	502,135	352,689	102,464	165,227
Realized gain (loss) on investments	(182,980)	(473,127)	673,066	(828,272)	209,165	(1,852,887)	994,738	5,820
Change in unrealized gain (loss) on investments	3,739	(318,394)	3,705,832	567,617	1,092,927	1,646,476	(544,738)	1,274,768
Reinvested capital gains	840,102	408,477	-	337,277	-	-	513,737	88,568

Net increase (decrease) in contract owners’ equity resulting from operations	739,532	(281,213)	4,494,386	311,445	1,804,227	146,278	1,066,201	1,534,383

Equity transactions:
Purchase payments received from contract owners (note 4)	290,881	115,510	1,581,233	732,088	689,615	649,248	554,793	567,860
Transfers between funds	(837,707)	(2,001,586)	(879,732)	4,220,729	3,637,594	(1,056,047)	(1,524,518)	(875,709)
Redemptions (notes 2, 3, and 4)	(427,392)	(304,737)	(985,730)	(991,318)	(950,746)	(795,083)	(640,152)	(646,046)
Adjustments to maintain reserves	2	10	(10)	132	8	598	13	(617)

Net equity transactions	(974,216)	(2,190,803)	(284,239)	3,961,631	3,376,471	(1,201,284)	(1,609,864)	(954,512)

Net change in contract owners’ equity	(234,684)	(2,472,016)	4,210,147	4,273,076	5,180,698	(1,055,006)	(543,663)	579,871
Contract owners’ equity at beginning of period	4,733,644	7,205,660	23,010,333	18,737,257	17,136,892	18,191,898	12,949,831	12,369,960

Contract owners’ equity at end of period	$4,498,960	4,733,644	27,220,480	23,010,333	22,317,590	17,136,892	12,406,168	12,949,831

CHANGE IN UNITS:
Beginning units	312,854	492,568	995,758	813,331	1,204,630	1,315,978	856,189	941,716
Units purchased	241,050	315,608	366,949	480,439	583,160	517,982	247,719	399,464
Units redeemed	(308,936)	(495,322)	(357,952)	(298,012)	(376,514)	(629,330)	(353,152)	(484,991)

Ending units	244,968	312,854	1,004,755	995,758	1,411,276	1,204,630	750,756	856,189

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPIIB2		LZREMS		LZRGDM		LZRIES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$159,163	182,690	499,888	718,359	22,362	5,700	97,285	214,645
Realized gain (loss) on investments	167,946	(96,207)	(517,884)	(1,838,065)	164,675	(167,791)	959,524	(708,280)
Change in unrealized gain (loss) on investments	98,441	35,166	1,823,944	(499,581)	(55,168)	63,996	(652,899)	764,065
Reinvested capital gains	20,360	-	-	-	-	9,899	124,879	314,510

Net increase (decrease) in contract owners’ equity resulting from operations	445,910	121,649	1,805,948	(1,619,287)	131,869	(88,196)	528,789	584,940

Equity transactions:
Purchase payments received from contract owners (note 4)	141,807	188,874	503,206	457,427	4,889	11,429	131,913	283,862
Transfers between funds	(279,018)	(713,728)	(6,226,064)	(2,636,223)	(1,772,981)	212,790	(918,871)	131,390
Redemptions (notes 2, 3, and 4)	(150,113)	(627,842)	(1,208,613)	(1,277,401)	(79,535)	(304,641)	(877,221)	(551,521)
Adjustments to maintain reserves	(10)	(43)	(5)	2,168	(2)	(592)	17	(5,182)

Net equity transactions	(287,334)	(1,152,739)	(6,931,476)	(3,454,029)	(1,847,629)	(81,014)	(1,664,162)	(141,451)

Net change in contract owners’ equity	158,576	(1,031,090)	(5,125,528)	(5,073,316)	(1,715,760)	(169,210)	(1,135,373)	443,489
Contract owners’ equity at beginning of period	5,236,601	6,267,691	29,551,918	34,625,234	2,540,295	2,709,505	11,414,044	10,970,555

Contract owners’ equity at end of period	$5,395,177	5,236,601	24,426,390	29,551,918	824,535	2,540,295	10,278,671	11,414,044

CHANGE IN UNITS:
Beginning units	398,295	500,428	1,062,047	1,234,555	146,275	162,600	527,055	537,382
Units purchased	109,065	201,587	173,644	411,564	3,742	126,346	324,341	274,023
Units redeemed	(128,400)	(303,720)	(409,685)	(584,072)	(106,401)	(142,671)	(403,621)	(284,350)

Ending units	378,960	398,295	826,006	1,062,047	43,616	146,275	447,775	527,055

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZRUSM		LPVCAI		LPVCII		LPVQD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,575	7,777	5,862	25,170	171,891	143,850	15,260	12,810
Realized gain (loss) on investments	249,627	(271,407)	370,907	(144,173)	486,221	(185,272)	15,519	(7,926)
Change in unrealized gain (loss) on investments	662,746	107,938	(891,700)	253,219	1,110,652	469,224	56,159	(91,805)
Reinvested capital gains	5,335	297,237	873,079	294,491	873,172	89,694	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	920,283	141,545	358,148	428,707	2,641,936	517,496	86,938	(86,921)

Equity transactions:
Purchase payments received from contract owners (note 4)	103,185	125,850	40,624	474	355,811	114,445	-	-
Transfers between funds	(548,433)	106,280	(262,844)	(929,072)	(623,694)	(1,349,140)	(170,594)	(129,707)
Redemptions (notes 2, 3, and 4)	(171,915)	(180,580)	(423,516)	(210,749)	(563,180)	(733,774)	(4,761)	(100,633)
Adjustments to maintain reserves	15	(4,570)	6	38	12	26	(3)	5

Net equity transactions	(617,148)	46,980	(645,730)	(1,139,309)	(831,051)	(1,968,443)	(175,358)	(230,335)

Net change in contract owners’ equity	303,135	188,525	(287,582)	(710,602)	1,810,885	(1,450,947)	(88,420)	(317,256)
Contract owners’ equity at beginning of period	4,961,659	4,773,134	3,396,547	4,107,149	10,827,992	12,278,939	763,265	1,080,521

Contract owners’ equity at end of period	$5,264,794	4,961,659	3,108,965	3,396,547	12,638,877	10,827,992	674,845	763,265

CHANGE IN UNITS:
Beginning units	155,854	166,943	110,093	154,946	392,235	482,693	62,637	78,800
Units purchased	44,153	142,893	36,193	62,952	106,469	145,691	-	11,080
Units redeemed	(62,353)	(153,982)	(57,900)	(107,805)	(134,489)	(236,149)	(12,072)	(27,243)

Ending units	137,654	155,854	88,386	110,093	364,215	392,235	50,565	62,637

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LVCLGI		SBVSG2		SBVHY		LOVBD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	4,881	-	-	110,844	102,448	936,180	1,157,188
Realized gain (loss) on investments	2,303,850	2,888,326	5,549,982	(428,005)	149,257	414,329	961,907	(558,134)
Change in unrealized gain (loss) on investments	1,464,533	3,360,362	(6,798,457)	7,209,746	(174,952)	126,154	(1,462,401)	1,270,193
Reinvested capital gains	1,829,258	1,044,615	5,087,089	2,354,842	-	-	495,287	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,597,641	7,298,184	3,838,614	9,136,583	85,149	642,931	930,973	1,869,247

Equity transactions:
Purchase payments received from contract owners (note 4)	(20,096)	611,027	1,938,876	1,322,021	226,416	130,853	1,129,129	1,732,814
Transfers between funds	(2,006,477)	(4,361,659)	(200,707)	15,098,268	(509,498)	(1,719,443)	(2,201,103)	3,294,112
Redemptions (notes 2, 3, and 4)	(2,313,408)	(1,795,727)	(3,127,638)	(1,312,279)	(86,621)	(160,624)	(1,362,269)	(2,368,155)
Adjustments to maintain reserves	(26)	(3,622)	(1)	887	(1)	(1)	(26)	2,870

Net equity transactions	(4,340,007)	(5,549,981)	(1,389,470)	15,108,897	(369,704)	(1,749,215)	(2,434,269)	2,661,641

Net change in contract owners’ equity	1,257,634	1,748,203	2,449,144	24,245,480	(284,555)	(1,106,284)	(1,503,296)	4,530,888
Contract owners’ equity at beginning of period	28,052,572	26,304,369	37,631,603	13,386,123	2,762,846	3,869,130	32,392,635	27,861,747

Contract owners’ equity at end of period	$29,310,206	28,052,572	40,080,747	37,631,603	2,478,291	2,762,846	30,889,339	32,392,635

CHANGE IN UNITS:
Beginning units	619,770	764,236	1,086,581	551,123	111,397	163,955	1,413,648	1,305,748
Units purchased	53,154	165,664	576,276	1,309,781	2,735,506	711,526	615,168	1,639,267
Units redeemed	(139,553)	(310,130)	(619,313)	(774,323)	(2,746,090)	(764,084)	(707,597)	(1,531,367)

Ending units	533,371	619,770	1,043,544	1,086,581	100,813	111,397	1,321,219	1,413,648

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVCDG		LOVGI		MNCPS		MEGSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$49,753	84,183	30,085	43,363	174,448	67,059	-	-
Realized gain (loss) on investments	977,342	(47,849)	91,822	(225,109)	3,768,884	105,655	2,503,535	488,510
Change in unrealized gain (loss) on investments	(333,361)	901,761	341,631	340,088	(3,239,222)	3,582,597	(1,970,785)	2,008,804
Reinvested capital gains	681,333	161,973	316,801	-	969,265	161,282	2,720,914	888,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,375,067	1,100,068	780,339	158,342	1,673,375	3,916,593	3,253,664	3,385,530

Equity transactions:
Purchase payments received from contract owners (note 4)	68,772	1,178,305	-	-	737,770	651,965	1,625,854	681,690
Transfers between funds	(2,880,213)	(2,676,812)	(389,917)	42,293	(1,969,762)	7,576,049	(1,998,370)	7,076,992
Redemptions (notes 2, 3, and 4)	(355,852)	(615,583)	(29,505)	(34,929)	(1,455,703)	(1,618,857)	(556,726)	(578,935)
Adjustments to maintain reserves	(10)	1,326	-	4	(3)	99	2	(17,326)

Net equity transactions	(3,167,303)	(2,112,764)	(419,422)	7,368	(2,687,698)	6,609,256	(929,240)	7,162,421

Net change in contract owners’ equity	(1,792,236)	(1,012,696)	360,917	165,710	(1,014,323)	10,525,849	2,324,424	10,547,951
Contract owners’ equity at beginning of period	9,546,003	10,558,699	2,812,246	2,646,536	21,137,967	10,612,118	15,048,749	4,500,798

Contract owners’ equity at end of period	$7,753,767	9,546,003	3,173,163	2,812,246	20,123,644	21,137,967	17,373,173	15,048,749

CHANGE IN UNITS:
Beginning units	258,024	325,033	104,950	101,377	1,233,791	840,576	614,652	242,487
Units purchased	62,062	97,992	6,651	54,233	1,087,648	2,565,226	445,842	607,297
Units redeemed	(152,380)	(165,001)	(19,873)	(50,660)	(1,243,538)	(2,172,011)	(482,387)	(235,132)

Ending units	167,706	258,024	91,728	104,950	1,077,901	1,233,791	578,107	614,652

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNDSC		MVFSC		DTRTFY		GVEXD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	141,095	77,268	879,255	798,959	3,168,805	1,688,660
Realized gain (loss) on investments	718,712	2,654	517,633	75,667	66,906	260,255	23,889,001	1,076,556
Change in unrealized gain (loss) on investments	(1,322,655)	615,672	1,252,387	112,459	(1,112,261)	(25,849)	7,198,047	10,039,922
Reinvested capital gains	750,017	147,519	277,332	259,671	104,593	-	1,068,395	1,879,006

Net increase (decrease) in contract owners’ equity resulting from operations	146,074	765,845	2,188,447	525,065	(61,507)	1,033,365	35,324,248	14,684,144

Equity transactions:
Purchase payments received from contract owners (note 4)	408,915	176,356	1,136,293	403,596	2,425,045	1,817,093	6,888,531	2,970,868
Transfers between funds	(1,227,410)	3,998,823	4,585,522	361,963	3,570,866	9,376,368	45,360,161	12,581,397
Redemptions (notes 2, 3, and 4)	(66,135)	(29,379)	(507,628)	(157,588)	(1,782,070)	(1,336,166)	(9,896,299)	(4,035,791)
Adjustments to maintain reserves	(6)	5	4	50	(1)	305	4	(150)

Net equity transactions	(884,636)	4,145,805	5,214,191	608,021	4,213,840	9,857,600	42,352,397	11,516,324

Net change in contract owners’ equity	(738,562)	4,911,650	7,402,638	1,133,086	4,152,333	10,890,965	77,676,645	26,200,468
Contract owners’ equity at beginning of period	4,911,650	-	6,358,014	5,224,928	33,469,913	22,578,948	112,781,089	86,580,621

Contract owners’ equity at end of period	$4,173,088	4,911,650	13,760,652	6,358,014	37,622,246	33,469,913	190,457,734	112,781,089

CHANGE IN UNITS:
Beginning units	298,442	-	416,985	353,145	3,013,411	2,110,164	4,752,899	4,305,804
Units purchased	211,990	310,097	519,248	369,380	1,327,890	2,089,037	7,217,415	6,321,819
Units redeemed	(260,730)	(11,655)	(210,259)	(305,540)	(945,502)	(1,185,790)	(5,575,141)	(5,874,724)

Ending units	249,702	298,442	725,974	416,985	3,395,799	3,013,411	6,395,173	4,752,899

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIXY		MCIFD		NJMMAY		NVBXD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,500,424	1,548,798	369,165	216,869	55,412	(385)	493,612	477,029
Realized gain (loss) on investments	3,495,314	(1,688,221)	3,385,900	(5,343,404)	19,153	489	(96,228)	600,710
Change in unrealized gain (loss) on investments	1,929,786	4,609,039	1,932,112	4,623,356	(71,382)	8,918	(1,071,444)	(180,765)
Reinvested capital gains	-	1,751,586	587,051	964,608	88,085	643	101,056	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,925,524	6,221,202	6,274,228	461,429	91,268	9,665	(573,004)	896,974

Equity transactions:
Purchase payments received from contract owners (note 4)	2,404,640	1,334,254	1,109,611	663,103	114,441	45,887	590,866	608,620
Transfers between funds	9,084,939	15,340,691	4,325,040	(9,802,498)	2,147,646	209,713	3,544,677	12,606,854
Redemptions (notes 2, 3, and 4)	(3,652,685)	(1,928,971)	(1,709,937)	(1,602,150)	(8,800)	(5,136)	(1,171,271)	(774,278)
Adjustments to maintain reserves	-	(996)	(23)	770	(2)	3	(3)	75

Net equity transactions	7,836,894	14,744,978	3,724,691	(10,740,775)	2,253,285	250,467	2,964,269	12,441,271

Net change in contract owners’ equity	15,762,418	20,966,180	9,998,919	(10,279,346)	2,344,553	260,132	2,391,265	13,338,245
Contract owners’ equity at beginning of period	74,622,927	53,656,747	25,249,154	35,528,500	260,132	-	23,812,085	10,473,840

Contract owners’ equity at end of period	$90,385,345	74,622,927	35,248,073	25,249,154	2,604,685	260,132	26,203,350	23,812,085

CHANGE IN UNITS:
Beginning units	5,630,895	4,343,363	1,290,556	2,014,854	24,698	-	1,755,771	863,517
Units purchased	2,769,171	3,236,140	961,756	1,208,964	228,442	26,570	1,160,416	2,354,097
Units redeemed	(2,232,417)	(1,948,608)	(782,907)	(1,933,262)	(22,171)	(1,872)	(942,687)	(1,461,843)

Ending units	6,167,649	5,630,895	1,469,405	1,290,556	230,969	24,698	1,973,500	1,755,771

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDCAP		NVFIY		NVGEY		NVIDMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,931	-	13,969	19,980	56,513	20,591	11,395	-
Realized gain (loss) on investments	2,339	26	(18,180)	22,515	449,754	57,428	20,129	2,395
Change in unrealized gain (loss) on investments	63,363	47,564	(25,788)	(4,536)	(34,909)	261,850	192,299	158,938
Reinvested capital gains	12,190	-	431	2,596	2,403	15	31,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,823	47,590	(29,568)	40,555	473,761	339,884	255,036	161,333

Equity transactions:
Purchase payments received from contract owners (note 4)	146,393	7,879	67,479	161,736	266,673	276,206	184,995	18,750
Transfers between funds	(11,909)	569,776	(363)	520,152	2,761,347	789,652	(76,748)	2,192,327
Redemptions (notes 2, 3, and 4)	(7,060)	(1,047)	(125,023)	(99,007)	(196,296)	(6,571)	(5,390)	(296)
Adjustments to maintain reserves	(10)	11	5	(7)	11	(10)	9	(7)

Net equity transactions	127,414	576,619	(57,902)	582,874	2,831,735	1,059,277	102,866	2,210,774

Net change in contract owners’ equity	208,237	624,209	(87,470)	623,429	3,305,496	1,399,161	357,902	2,372,107
Contract owners’ equity at beginning of period	624,209	-	1,459,112	835,683	1,427,772	28,611	2,372,107	-

Contract owners’ equity at end of period	$832,446	624,209	1,371,642	1,459,112	4,733,268	1,427,772	2,730,009	2,372,107

CHANGE IN UNITS:
Beginning units	57,672	-	128,526	79,021	113,153	2,628	221,186	-
Units purchased	12,532	57,791	72,612	291,210	372,812	421,897	28,485	228,213
Units redeemed	(1,732)	(119)	(77,934)	(241,705)	(178,488)	(311,372)	(19,156)	(7,027)

Ending units	68,472	57,672	123,204	128,526	307,477	113,153	230,515	221,186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVX		NVMMG2		NVMMV1		NVNSR1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43,947	-	-	-	19,996	37,079	9,472	25,100
Realized gain (loss) on investments	33,871	102	(2,625)	-	(1,644)	(821,094)	289,412	(18,221)
Change in unrealized gain (loss) on investments	24,955	161,253	(10,251)	-	424,451	538,465	209,294	288,543
Reinvested capital gains	-	-	6,752	-	-	-	352,259	170,343

Net increase (decrease) in contract owners’ equity resulting from operations	102,773	161,355	(6,124)	-	442,803	(245,550)	860,437	465,765

Equity transactions:
Purchase payments received from contract owners (note 4)	61,892	-	95,584	-	64,726	(1,012)	18,125	94,285
Transfers between funds	94,601	903,152	196,268	-	398,195	(200,306)	(1,235,327)	1,561,917
Redemptions (notes 2, 3, and 4)	(7,758)	(1,002)	(4,378)	-	(161,192)	(866,105)	(12,073)	(71,793)
Adjustments to maintain reserves	5	(6)	1	-	(7)	18	3	29

Net equity transactions	148,740	902,144	287,475	-	301,722	(1,067,405)	(1,229,272)	1,584,438

Net change in contract owners’ equity	251,513	1,063,499	281,351	-	744,525	(1,312,955)	(368,835)	2,050,203
Contract owners’ equity at beginning of period	1,063,499	-	-	-	1,718,687	3,031,642	3,536,889	1,486,686

Contract owners’ equity at end of period	$1,315,012	1,063,499	281,351	-	2,463,212	1,718,687	3,168,054	3,536,889

CHANGE IN UNITS:
Beginning units	90,266	-	-	-	148,753	259,579	236,606	112,725
Units purchased	26,110	90,356	30,826	-	47,742	29,255	10,164	152,197
Units redeemed	(15,440)	(90)	(1,811)	-	(24,846)	(140,081)	(79,623)	(28,316)

Ending units	100,936	90,266	29,015	-	171,649	148,753	167,147	236,606

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIXD		SAMY		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$802,179	545,006	-	187,888	24,346	44,738	-	-
Realized gain (loss) on investments	1,748,885	(8,808,982)	(1)	-	563,808	2,800	1,477,360	73,314
Change in unrealized gain (loss) on investments	6,340,903	19,151,011	1	-	14,718	320,042	(1,308,821)	911,502
Reinvested capital gains	1,818,036	2,217,591	-	-	286,258	37,626	470,216	159,736

Net increase (decrease) in contract owners’ equity resulting from operations	10,710,003	13,104,626	-	187,888	889,130	405,206	638,755	1,144,552

Equity transactions:
Purchase payments received from contract owners (note 4)	4,423,125	1,685,922	596,994,363	349,809,452	527,841	18,989	251,703	89,296
Transfers between funds	14,883,968	16,637,884	(493,184,019)	(237,441,226)	(2,637,662)	3,832,888	(1,304,295)	376,090
Redemptions (notes 2, 3, and 4)	(3,327,463)	(2,985,743)	(35,628,034)	(30,810,646)	(294,846)	(16,607)	(385,787)	(328,552)
Adjustments to maintain reserves	(43)	(321)	(23)	352	-	-	(15)	21

Net equity transactions	15,979,587	15,337,742	68,182,287	81,557,932	(2,404,667)	3,835,270	(1,438,394)	136,855

Net change in contract owners’ equity	26,689,590	28,442,368	68,182,287	81,745,820	(1,515,537)	4,240,476	(799,639)	1,281,407
Contract owners’ equity at beginning of period	74,551,982	46,109,614	126,863,447	45,117,627	4,619,972	379,496	4,976,946	3,695,539

Contract owners’ equity at end of period	$101,241,572	74,551,982	195,045,734	126,863,447	3,104,435	4,619,972	4,177,307	4,976,946

CHANGE IN UNITS:
Beginning units	3,963,096	2,897,371	12,440,465	4,437,054	324,798	29,441	84,567	85,173
Units purchased	2,701,154	2,459,185	99,039,041	76,111,515	112,176	307,096	70,085	52,752
Units redeemed	(1,938,846)	(1,393,460)	(92,352,996)	(68,108,104)	(257,880)	(11,739)	(89,000)	(53,358)

Ending units	4,725,404	3,963,096	19,126,510	12,440,465	179,094	324,798	65,652	84,567

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMRI		AMSRS		AMTB		NBARMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$26,283	32,857	8,115	12,747	250,540	138,598	3,241	5,170
Realized gain (loss) on investments	532,097	(1,810,072)	101,238	(9,644)	225,205	(248,288)	78,124	37,359
Change in unrealized gain (loss) on investments	529,795	1,291,523	331,769	257,793	(418,014)	157,818	(8,056)	(30,330)
Reinvested capital gains	-	-	41,496	87,556	-	-	66,984	42,648

Net increase (decrease) in contract owners’ equity resulting from operations	1,088,175	(485,692)	482,618	348,452	57,731	48,128	140,293	54,847

Equity transactions:
Purchase payments received from contract owners (note 4)	138,373	37,924	-	3,600	323,478	121,234	4,288	117,518
Transfers between funds	57,863	(746,209)	(389,143)	(578,581)	3,934,225	1,125,114	305,549	(46,309)
Redemptions (notes 2, 3, and 4)	(306,313)	(109,675)	(33,592)	(51,347)	(453,119)	(791,443)	(27,253)	(100,040)
Adjustments to maintain reserves	(8)	530	(6)	13	7	(20)	-	(1)

Net equity transactions	(110,085)	(817,430)	(422,741)	(626,315)	3,804,591	454,885	282,584	(28,832)

Net change in contract owners’ equity	978,090	(1,303,122)	59,877	(277,863)	3,862,322	503,013	422,877	26,015
Contract owners’ equity at beginning of period	3,599,834	4,902,956	2,243,975	2,521,838	6,208,052	5,705,039	710,386	684,371

Contract owners’ equity at end of period	$4,577,924	3,599,834	2,303,852	2,243,975	10,070,374	6,208,052	1,133,263	710,386

CHANGE IN UNITS:
Beginning units	135,924	179,060	55,625	74,742	463,576	441,120	62,062	64,677
Units purchased	65,642	135,644	15	690	683,688	1,073,714	141,115	86,268
Units redeemed	(67,174)	(178,780)	(9,389)	(19,807)	(396,285)	(1,051,258)	(119,181)	(88,883)

Ending units	134,392	135,924	46,251	55,625	750,979	463,576	83,996	62,062

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NO7TB		NO7TB3		NOTAG1		NOTAG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$50	139	5,824	16,776	650	1,067	2,878	443
Realized gain (loss) on investments	3	31	8,584	(64,538)	30	13	39,006	542
Change in unrealized gain (loss) on investments	998	(83)	78,882	(12,739)	16,882	8,385	37,843	10,591
Reinvested capital gains	156	213	13,640	22,125	-	756	-	353

Net increase (decrease) in contract owners’ equity resulting from operations	1,207	300	106,930	(38,376)	17,562	10,221	79,727	11,929

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	36,203	48,860	-	-	77,530	700
Transfers between funds	-	-	83,647	(614,155)	-	-	237,646	175,081
Redemptions (notes 2, 3, and 4)	(16)	(1,743)	(104,932)	(63,372)	(80)	(79)	(119,550)	(405)
Adjustments to maintain reserves	6	(6)	-	7	4	(3)	2	(4)

Net equity transactions	(10)	(1,749)	14,918	(628,660)	(76)	(82)	195,628	175,372

Net change in contract owners’ equity	1,197	(1,449)	121,848	(667,036)	17,486	10,139	275,355	187,301
Contract owners’ equity at beginning of period	8,751	10,200	767,599	1,434,635	89,346	79,207	224,189	36,888

Contract owners’ equity at end of period	$9,948	8,751	889,447	767,599	106,832	89,346	499,544	224,189

CHANGE IN UNITS:
Beginning units	689	845	63,020	124,148	4,116	4,121	18,381	3,408
Units purchased	-	-	15,134	11,119	-	-	33,800	15,700
Units redeemed	(1)	(156)	(14,120)	(72,247)	(3)	(5)	(17,853)	(727)

Ending units	688	689	64,034	63,020	4,113	4,116	34,328	18,381

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTB1		NOTB2		NOTBBA		NOTBE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,117	3,476	17,487	18,859	30,594	210,619	3,520	4,902
Realized gain (loss) on investments	35	12	1,881	(4,781)	(72,266)	(114,785)	6,842	1,165
Change in unrealized gain (loss) on investments	10,873	3,216	75,808	21,098	(182,340)	(28,855)	25,067	20,240
Reinvested capital gains	-	1,896	-	11,581	-	-	-	112

Net increase (decrease) in contract owners’ equity resulting from operations	13,025	8,600	95,176	46,757	(224,012)	66,979	35,429	26,419

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	79,646	58,128	133,612	878,660	30,388	-
Transfers between funds	-	-	604,437	17,789	626,354	5,768,477	179,068	357,497
Redemptions (notes 2, 3, and 4)	(240)	(240)	(82,411)	(77,597)	(1,014,089)	(1,456,522)	(396)	(53,295)
Adjustments to maintain reserves	2	(2)	(10)	(2)	(9)	12	(3)	1

Net equity transactions	(238)	(242)	601,662	(1,682)	(254,132)	5,190,627	209,057	304,203

Net change in contract owners’ equity	12,787	8,358	696,838	45,075	(478,144)	5,257,606	244,486	330,622
Contract owners’ equity at beginning of period	148,115	139,757	954,743	909,668	9,452,268	4,194,662	330,622	-

Contract owners’ equity at end of period	$160,902	148,115	1,651,581	954,743	8,974,124	9,452,268	575,108	330,622

CHANGE IN UNITS:
Beginning units	9,312	9,329	61,618	62,539	848,730	386,141	28,627	-
Units purchased	-	-	45,366	7,728	348,585	2,503,374	23,934	33,422
Units redeemed	(14)	(17)	(8,723)	(8,649)	(372,219)	(2,040,785)	(7,136)	(4,795)

Ending units	9,298	9,312	98,261	61,618	825,096	848,730	45,425	28,627

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTC2		NOTG1		NOTG2		NOTGR1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,859	17,410	380,160	656,153	7,667	14,236	12,997	19,026
Realized gain (loss) on investments	8,463	24,741	956,973	40,049	12,634	2,252	166,973	190,830
Change in unrealized gain (loss) on investments	68,187	64,842	2,238,979	711,787	67,302	18,541	48,713	(76,193)
Reinvested capital gains	-	1,608	-	-	-	-	-	6,950

Net increase (decrease) in contract owners’ equity resulting from operations	88,509	108,601	3,576,112	1,407,989	87,603	35,029	228,683	140,613

Equity transactions:
Purchase payments received from contract owners (note 4)	41,696	(32)	300,000	-	288	36,448	-	-
Transfers between funds	405,316	511,540	(133,588)	156,287	(59,318)	(38,347)	(30,000)	(858,505)
Redemptions (notes 2, 3, and 4)	(17,306)	(559,849)	(5,807,968)	(2,846,260)	(11,910)	(15,351)	(417,718)	(739)
Adjustments to maintain reserves	3	(6)	(4)	44	4	(1)	3	(4)

Net equity transactions	429,709	(48,347)	(5,641,560)	(2,689,929)	(70,936)	(17,251)	(447,715)	(859,248)

Net change in contract owners’ equity	518,218	60,254	(2,065,448)	(1,281,940)	16,667	17,778	(219,032)	(718,635)
Contract owners’ equity at beginning of period	1,045,033	984,779	28,550,634	29,832,574	717,628	699,850	1,357,438	2,076,073

Contract owners’ equity at end of period	$1,563,251	1,045,033	26,485,186	28,550,634	734,295	717,628	1,138,406	1,357,438

CHANGE IN UNITS:
Beginning units	70,158	71,255	1,951,589	2,150,655	48,103	49,331	61,888	105,934
Units purchased	35,924	59,340	37,768	68,416	319	3,168	-	-
Units redeemed	(7,491)	(60,437)	(375,549)	(267,482)	(4,666)	(4,396)	(17,487)	(44,046)

Ending units	98,591	70,158	1,613,808	1,951,589	43,756	48,103	44,401	61,888

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTGR2		NOTMD1		NOTMD2		NOTMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,374	2,811	2,475	10,764	12,438	15,611	15,743	26,907
Realized gain (loss) on investments	47,534	(4,129)	171,242	136,578	164,923	19,767	26,939	(3,189)
Change in unrealized gain (loss) on investments	90,579	27,973	(108,387)	(175,652)	(1,033)	150,229	82,448	29,199
Reinvested capital gains	-	1,037	-	1,253	-	1,992	-	9,011

Net increase (decrease) in contract owners’ equity resulting from operations	146,487	27,692	65,330	(27,057)	176,328	187,599	125,130	61,928

Equity transactions:
Purchase payments received from contract owners (note 4)	254,105	-	-	-	137,720	31,572	188,460	-
Transfers between funds	827,097	427,308	-	(822,171)	(248,863)	926,415	(189,845)	-
Redemptions (notes 2, 3, and 4)	(3,352)	(2,602)	(618,526)	(244,065)	(527,640)	(49,907)	(72,271)	(61,796)
Adjustments to maintain reserves	(9)	8	5	(6)	4	(5)	7	(6)

Net equity transactions	1,077,841	424,714	(618,521)	(1,066,242)	(638,779)	908,075	(73,649)	(61,802)

Net change in contract owners’ equity	1,224,328	452,406	(553,191)	(1,093,299)	(462,451)	1,095,674	51,481	126
Contract owners’ equity at beginning of period	516,230	63,824	775,783	1,869,082	1,754,713	659,039	1,115,041	1,114,915

Contract owners’ equity at end of period	$1,740,558	516,230	222,592	775,783	1,292,262	1,754,713	1,166,522	1,115,041

CHANGE IN UNITS:
Beginning units	24,209	3,342	41,710	114,004	96,665	40,153	66,688	70,813
Units purchased	55,863	25,826	16,282	-	37,725	92,160	10,550	-
Units redeemed	(10,020)	(4,959)	(47,413)	(72,294)	(71,289)	(35,648)	(14,597)	(4,125)

Ending units	70,052	24,209	10,579	41,710	63,101	96,665	62,641	66,688

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTMG2		NOTMR1		NOVPB1		NOVPDI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,481	15,382	1,950	5,803	-	-	12,140	56,543
Realized gain (loss) on investments	12,867	(5,542)	26,081	118	(365,804)	(167,883)	51,717	(1,157,277)
Change in unrealized gain (loss) on investments	76,965	10,853	(5,600)	29,379	433,130	(1,120,676)	230,503	198,983
Reinvested capital gains	-	5,791	-	125	-	172,214	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	101,313	26,484	22,431	35,425	67,326	(1,116,345)	294,360	(901,751)

Equity transactions:
Purchase payments received from contract owners (note 4)	71,843	49,676	-	-	18,756	208,870	225,452	56,156
Transfers between funds	(851)	119,100	-	-	(563,506)	(2,561,882)	(232,812)	(2,280,060)
Redemptions (notes 2, 3, and 4)	(85,106)	(43,414)	(265,575)	(1,528)	(530,115)	(958,783)	(32,972)	(565,021)
Adjustments to maintain reserves	3	16	7	(5)	4	6,413	(15)	(4)

Net equity transactions	(14,111)	125,378	(265,568)	(1,533)	(1,074,861)	(3,305,382)	(40,347)	(2,788,929)

Net change in contract owners’ equity	87,202	151,862	(243,137)	33,892	(1,007,535)	(4,421,727)	254,013	(3,690,680)
Contract owners’ equity at beginning of period	948,185	796,323	450,067	416,175	4,741,933	9,163,660	1,055,509	4,746,189

Contract owners’ equity at end of period	$1,035,387	948,185	206,930	450,067	3,734,398	4,741,933	1,309,522	1,055,509

CHANGE IN UNITS:
Beginning units	58,165	51,753	28,888	28,988	376,187	665,068	79,554	324,735
Units purchased	4,329	19,136	17,779	-	174,418	309,417	56,970	40,344
Units redeemed	(5,298)	(12,724)	(35,654)	(100)	(259,884)	(598,298)	(51,113)	(285,525)

Ending units	57,196	58,165	11,013	28,888	290,721	376,187	85,411	79,554

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPM		PMUBAM		PMVAAA		PMVAAI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,437)	1,276	254,964	291,611	1,586,189	523,566	70,475	13,462
Realized gain (loss) on investments	432,464	(718,978)	17,661	(190,533)	824,496	(606,750)	39	8
Change in unrealized gain (loss) on investments	296,438	(95,707)	(362,084)	255,443	(310,291)	812,303	23,079	70,867
Reinvested capital gains	-	112,753	221,092	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	727,465	(700,656)	131,633	356,521	2,100,394	729,119	93,593	84,337

Equity transactions:
Purchase payments received from contract owners (note 4)	200,666	23,614	47,447	1,892	159,927	408,544	-	-
Transfers between funds	2,345,991	(1,757,559)	3,110,634	(2,652,066)	(392,815)	(280,617)	-	486,110
Redemptions (notes 2, 3, and 4)	(145,419)	(452,416)	(571,039)	(1,057,416)	(813,106)	(536,516)	(240)	(140)
Adjustments to maintain reserves	13	(49)	1	848	7	39	-	1

Net equity transactions	2,401,251	(2,186,410)	2,587,043	(3,706,742)	(1,045,987)	(408,550)	(240)	485,971

Net change in contract owners’ equity	3,128,716	(2,887,066)	2,718,676	(3,350,221)	1,054,407	320,569	93,353	570,308
Contract owners’ equity at beginning of period	1,421,856	4,308,922	9,881,898	13,232,119	12,682,758	12,362,189	570,308	-

Contract owners’ equity at end of period	$4,550,572	1,421,856	12,600,574	9,881,898	13,737,165	12,682,758	663,661	570,308

CHANGE IN UNITS:
Beginning units	74,669	218,060	755,901	1,060,849	634,696	663,733	48,598	-
Units purchased	268,509	50,392	359,466	220,295	312,525	379,159	-	48,611
Units redeemed	(161,781)	(193,783)	(163,745)	(525,243)	(357,167)	(408,196)	(18)	(13)

Ending units	181,397	74,669	951,622	755,901	590,054	634,696	48,580	48,598

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBA		PMVFBA		PMVFHA		PMVGBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,125,243	1,337,262	323,940	263,063	575,701	2,126,286	205,615	77,980
Realized gain (loss) on investments	690,866	(1,395,043)	28,249	(352,166)	60,741	291,832	(53,040)	(111,752)
Change in unrealized gain (loss) on investments	(2,497,292)	929,391	(807,425)	518,772	(1,670,973)	(760,443)	(390,028)	358,271
Reinvested capital gains	-	-	9,371	-	314,215	-	63,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(681,183)	871,610	(445,865)	429,669	(720,316)	1,657,675	(173,879)	324,499

Equity transactions:
Purchase payments received from contract owners (note 4)	465,283	677,554	18,167	3,931	492,127	155,637	384,016	97,800
Transfers between funds	(3,755,978)	(6,069,344)	(323,264)	80,273	3,667,722	1,466,844	305,965	340,555
Redemptions (notes 2, 3, and 4)	(1,099,726)	(1,207,006)	(168,858)	(294,492)	(2,194,393)	(3,663,535)	(156,176)	(137,689)
Adjustments to maintain reserves	(14)	(50)	(3)	(13)	5	(114)	12	(17)

Net equity transactions	(4,390,435)	(6,598,846)	(473,958)	(210,301)	1,965,461	(2,041,168)	533,817	300,649

Net change in contract owners’ equity	(5,071,618)	(5,727,236)	(919,823)	219,368	1,245,145	(383,493)	359,938	625,148
Contract owners’ equity at beginning of period	27,488,908	33,216,144	6,156,308	5,936,940	38,520,469	38,903,962	3,673,649	3,048,501

Contract owners’ equity at end of period	$22,417,290	27,488,908	5,236,485	6,156,308	39,765,614	38,520,469	4,033,587	3,673,649

CHANGE IN UNITS:
Beginning units	1,158,951	1,492,695	381,446	407,468	1,790,574	1,895,479	195,433	176,407
Units purchased	1,491,011	1,911,030	186,952	210,254	779,135	1,054,516	82,255	78,182
Units redeemed	(1,678,109)	(2,244,774)	(216,613)	(236,276)	(693,452)	(1,159,421)	(53,351)	(59,156)

Ending units	971,853	1,158,951	351,785	381,446	1,876,257	1,790,574	224,337	195,433

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVHYA		PMVID		PMVLDA		PMVLGA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,420,704	1,853,077	4,207,672	5,489,242	175,420	380,553	225,283	340,850
Realized gain (loss) on investments	569,795	303,189	584,554	(1,203,303)	196,891	257,936	(4,025,185)	1,202,371
Change in unrealized gain (loss) on investments	(1,136,217)	342,723	(1,958,527)	2,153,182	(690,276)	239,768	245,049	269,847
Reinvested capital gains	-	-	-	361,900	-	-	2,313,950	179,955

Net increase (decrease) in contract owners’ equity resulting from operations	854,282	2,498,989	2,833,699	6,801,021	(317,965)	878,257	(1,240,903)	1,993,023

Equity transactions:
Purchase payments received from contract owners (note 4)	226,312	161,328	6,009,618	4,845,177	669,962	552,334	465,890	508,213
Transfers between funds	(6,069,851)	(18,350,435)	24,598,307	10,002,932	3,195,148	3,353,794	5,102,570	1,658,463
Redemptions (notes 2, 3, and 4)	(1,271,046)	(3,935,065)	(8,226,709)	(9,952,209)	(2,273,217)	(2,477,355)	(1,475,050)	(1,683,241)
Adjustments to maintain reserves	(96)	(964)	(99)	184	20	178	146	(9,616)

Net equity transactions	(7,114,681)	(22,125,136)	22,381,117	4,896,084	1,591,913	1,428,951	4,093,556	473,819

Net change in contract owners’ equity	(6,260,399)	(19,626,147)	25,214,816	11,697,105	1,273,948	2,307,208	2,852,653	2,466,842
Contract owners’ equity at beginning of period	38,554,938	58,181,085	135,299,776	123,602,671	32,501,778	30,194,570	15,928,825	13,461,983

Contract owners’ equity at end of period	$32,294,539	38,554,938	160,514,592	135,299,776	33,775,726	32,501,778	18,781,478	15,928,825

CHANGE IN UNITS:
Beginning units	1,594,292	2,538,639	10,236,912	9,958,726	2,148,775	2,037,630	619,199	594,075
Units purchased	2,602,186	7,328,832	3,980,758	5,013,680	1,362,338	1,687,021	1,241,929	3,322,100
Units redeemed	(2,898,973)	(8,273,179)	(2,302,186)	(4,735,494)	(1,245,435)	(1,575,876)	(1,133,372)	(3,296,976)

Ending units	1,297,505	1,594,292	11,915,484	10,236,912	2,265,678	2,148,775	727,756	619,199

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRRA		PMVRSA		PMVTRA		PVGCBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,627,262	427,001	555,755	385,428	2,749,753	2,950,023	70,756	84,869
Realized gain (loss) on investments	839,699	2,054,447	3,068,350	(1,270,715)	663,738	1,811,730	(4,272)	34,243
Change in unrealized gain (loss) on investments	(842,902)	575,659	(491,279)	1,035,966	(11,637,791)	4,859,851	(121,151)	16,434
Reinvested capital gains	-	-	-	-	6,354,780	1,541,881	24,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,624,059	3,057,107	3,132,826	150,679	(1,869,520)	11,163,485	(30,235)	135,546

Equity transactions:
Purchase payments received from contract owners (note 4)	1,900,413	182,961	487,894	174,096	2,318,694	2,029,815	270,065	11,466
Transfers between funds	4,686,374	4,678,341	396,350	326,215	16,938,927	16,174,729	162,480	1,094,346
Redemptions (notes 2, 3, and 4)	(2,324,859)	(2,872,497)	(729,720)	(453,234)	(9,103,875)	(11,361,317)	(97,436)	(78,868)
Adjustments to maintain reserves	(180)	27	(1)	59	13	380	(9)	7

Net equity transactions	4,261,748	1,988,832	154,523	47,136	10,153,759	6,843,607	335,100	1,026,951

Net change in contract owners’ equity	5,885,807	5,045,939	3,287,349	197,815	8,284,239	18,007,092	304,865	1,162,497
Contract owners’ equity at beginning of period	30,295,709	25,249,770	9,091,983	8,894,168	147,167,455	129,160,363	2,551,869	1,389,372

Contract owners’ equity at end of period	$36,181,516	30,295,709	12,379,332	9,091,983	155,451,694	147,167,455	2,856,734	2,551,869

CHANGE IN UNITS:
Beginning units	1,595,759	1,484,195	1,346,285	1,337,590	6,833,972	6,493,229	202,793	119,383
Units purchased	1,458,359	2,363,336	2,112,581	1,045,960	2,228,962	3,358,332	167,115	150,062
Units redeemed	(1,240,732)	(2,251,772)	(2,106,751)	(1,037,265)	(1,742,666)	(3,017,589)	(139,366)	(66,652)

Ending units	1,813,386	1,595,759	1,352,115	1,346,285	7,320,268	6,833,972	230,542	202,793

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVGDAA		PVGMAA		PVSTA		PROA30
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$498	318	55,154	174,542	643,306	718,950	-	8,610
Realized gain (loss) on investments	4	(1)	6,174	(47,249)	76,724	(337,997)	79,830	206,353
Change in unrealized gain (loss) on investments	408	(591)	(25,489)	166,694	(761,478)	686,833	(354,224)	111,797
Reinvested capital gains	-	692	281,688	40,823	-	-	246,627	78,489

Net increase (decrease) in contract owners’ equity resulting from operations	910	418	317,527	334,810	(41,448)	1,067,786	(27,767)	405,249

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	128,294	-	760,202	414,268	38,472	29,299
Transfers between funds	-	-	(220,420)	258,394	6,844,289	(4,362,087)	(1,242,856)	365,207
Redemptions (notes 2, 3, and 4)	(114)	(90)	(98,743)	(152,364)	(3,915,980)	(4,023,902)	(122,719)	(27,158)
Adjustments to maintain reserves	(1)	2	(9)	82	(23)	(14,426)	11	25

Net equity transactions	(115)	(88)	(190,878)	106,112	3,688,488	(7,986,147)	(1,327,092)	367,373

Net change in contract owners’ equity	795	330	126,649	440,922	3,647,040	(6,918,361)	(1,354,859)	772,622
Contract owners’ equity at beginning of period	10,643	10,313	2,664,809	2,223,887	55,440,431	62,358,792	2,433,243	1,660,621

Contract owners’ equity at end of period	$11,438	10,643	2,791,458	2,664,809	59,087,471	55,440,431	1,078,384	2,433,243

CHANGE IN UNITS:
Beginning units	635	641	166,207	160,903	3,857,404	4,442,654	134,042	123,649
Units purchased	-	-	19,113	42,224	2,141,283	2,858,997	623,427	713,959
Units redeemed	(7)	(6)	(29,493)	(36,920)	(1,879,454)	(3,444,247)	(684,300)	(703,566)

Ending units	628	635	155,827	166,207	4,119,233	3,857,404	73,169	134,042

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROAHY		PROBIO		PROBL		PROBM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,769	25,438	-	678	-	19,550	20,075	11,781
Realized gain (loss) on investments	(10,496)	(37,594)	405,527	343,531	4,027,247	1,510,817	713,219	(59,262)
Change in unrealized gain (loss) on investments	(31,349)	25,008	(8,310)	(314,187)	(468,671)	232,094	(520,577)	571,113
Reinvested capital gains	-	-	18,874	261,984	1,382,823	1,082,496	161,156	141,807

Net increase (decrease) in contract owners’ equity resulting from operations	(21,076)	12,852	416,091	292,006	4,941,399	2,844,957	373,873	665,439

Equity transactions:
Purchase payments received from contract owners (note 4)	446	7,287	49,911	77,362	25,131	158,049	191,203	67,275
Transfers between funds	(237,601)	293,648	(1,183,982)	659,636	(261,460)	2,157,351	(3,218,899)	3,881,822
Redemptions (notes 2, 3, and 4)	(285,181)	(51,300)	(185,544)	(264,663)	(1,055,516)	(494,710)	(220,816)	(133,382)
Adjustments to maintain reserves	8	(1,813)	15	152	16	5,618	1	(201)

Net equity transactions	(522,328)	247,822	(1,319,600)	472,487	(1,291,829)	1,826,308	(3,248,511)	3,815,514

Net change in contract owners’ equity	(543,404)	260,674	(903,509)	764,493	3,649,570	4,671,265	(2,874,638)	4,480,953
Contract owners’ equity at beginning of period	1,650,070	1,389,396	3,845,103	3,080,610	21,647,437	16,976,172	5,250,023	769,070

Contract owners’ equity at end of period	$1,106,666	1,650,070	2,941,594	3,845,103	25,297,007	21,647,437	2,375,385	5,250,023

CHANGE IN UNITS:
Beginning units	91,751	75,023	95,288	90,764	678,688	619,880	279,114	47,512
Units purchased	531,061	441,287	243,364	370,777	2,392,818	3,162,696	1,039,278	780,216
Units redeemed	(562,851)	(424,559)	(274,400)	(366,253)	(2,443,272)	(3,103,888)	(1,217,203)	(548,614)

Ending units	59,961	91,751	64,252	95,288	628,234	678,688	101,189	279,114

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROBNK		PROBR		PROCG		PROCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$22,215	11,316	-	3,263	7,829	12,466	-	-
Realized gain (loss) on investments	397,698	(325,821)	(139,872)	(564,710)	768,865	163,528	253,446	(585,735)
Change in unrealized gain (loss) on investments	(134,339)	(78,190)	22,529	(17,696)	291,320	111,541	(239,748)	109,004
Reinvested capital gains	-	-	4,122	-	111,093	16,549	230,209	1,127,131

Net increase (decrease) in contract owners’ equity resulting from operations	285,574	(392,695)	(113,221)	(579,143)	1,179,107	304,084	243,907	650,400

Equity transactions:
Purchase payments received from contract owners (note 4)	65,753	39,897	1,677	8,139	41,293	46,590	42,167	92,307
Transfers between funds	(282,431)	(1,023,217)	(315,367)	1,028,594	5,694,967	1,056,305	40,377	533,621
Redemptions (notes 2, 3, and 4)	(118,101)	(158,437)	(43,314)	(108,731)	(430,070)	(202,455)	(214,132)	(156,239)
Adjustments to maintain reserves	(3)	5,249	1	9,406	(5)	(1,901)	(5)	1,562

Net equity transactions	(334,782)	(1,136,508)	(357,003)	937,408	5,306,185	898,539	(131,593)	471,251

Net change in contract owners’ equity	(49,208)	(1,529,203)	(470,224)	358,265	6,485,292	1,202,623	112,314	1,121,651
Contract owners’ equity at beginning of period	1,207,206	2,736,409	656,412	298,147	2,592,696	1,390,073	3,132,353	2,010,702

Contract owners’ equity at end of period	$1,157,998	1,207,206	186,188	656,412	9,077,988	2,592,696	3,244,667	3,132,353

CHANGE IN UNITS:
Beginning units	55,721	108,457	376,028	104,631	81,684	56,063	75,386	61,321
Units purchased	525,631	520,422	5,182,147	4,998,080	671,621	710,290	261,230	383,398
Units redeemed	(541,982)	(573,158)	(5,423,612)	(4,726,683)	(499,952)	(684,669)	(265,513)	(369,333)

Ending units	39,370	55,721	134,563	376,028	253,353	81,684	71,103	75,386

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROE30		PROEM		PROFIN		PROFUD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,343	14,845	-	17,234	21,146	24,144	-	852
Realized gain (loss) on investments	150,565	(47,748)	20,822	14,538	710,805	(507,266)	(23,688)	9,341
Change in unrealized gain (loss) on investments	(20,504)	(23,118)	(873,085)	325,319	85,905	(7,267)	(21,124)	14,509
Reinvested capital gains	-	-	-	-	389,528	262,474	10,608	-

Net increase (decrease) in contract owners’ equity resulting from operations	139,404	(56,021)	(852,263)	357,091	1,207,384	(227,915)	(34,204)	24,702

Equity transactions:
Purchase payments received from contract owners (note 4)	110,629	16,639	126,191	19,656	155,904	36,801	100	-
Transfers between funds	525,480	(152,562)	(3,149,816)	3,598,600	2,791,173	(1,086,772)	(266,395)	264,038
Redemptions (notes 2, 3, and 4)	(119,666)	(52,498)	(426,321)	(123,864)	(447,693)	(191,311)	(4,836)	(5,284)
Adjustments to maintain reserves	(3)	197	4	(10,613)	5	2,081	-	50

Net equity transactions	516,440	(188,224)	(3,449,942)	3,483,779	2,499,389	(1,239,201)	(271,131)	258,804

Net change in contract owners’ equity	655,844	(244,245)	(4,302,205)	3,840,870	3,706,773	(1,467,116)	(305,335)	283,506
Contract owners’ equity at beginning of period	656,173	900,418	7,358,569	3,517,699	2,923,418	4,390,534	478,330	194,824

Contract owners’ equity at end of period	$1,312,017	656,173	3,056,364	7,358,569	6,630,191	2,923,418	172,995	478,330

CHANGE IN UNITS:
Beginning units	49,364	61,485	526,394	318,875	122,150	179,678	66,091	28,212
Units purchased	1,265,471	424,714	1,287,052	1,964,927	666,713	2,025,343	68,757	249,452
Units redeemed	(1,235,564)	(436,835)	(1,547,067)	(1,757,408)	(578,076)	(2,082,871)	(109,418)	(211,573)

Ending units	79,271	49,364	266,379	526,394	210,787	122,150	25,430	66,091

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROGMM		PROGVP		PROHC		PROIND
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$622	3,535	-	1,627	1,506	-	-	3,964
Realized gain (loss) on investments	-	3	(204,293)	108,228	472,916	(44,882)	504,470	(118,550)
Change in unrealized gain (loss) on investments	-	-	(12,212)	68,234	127,189	(27,195)	(136,816)	106,613
Reinvested capital gains	-	-	71,271	99,987	310,416	472,388	274,080	43,878

Net increase (decrease) in contract owners’ equity resulting from operations	622	3,538	(145,234)	278,076	912,027	400,311	641,734	35,905

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	15,568	87,191	88,094	136,415	73,474	46,082
Transfers between funds	(695,637)	(2,894,159)	498,580	(1,998,453)	547,063	(927,796)	2,311,894	531,778
Redemptions (notes 2, 3, and 4)	(917,267)	(1,406,044)	(114,672)	(556,327)	(102,667)	(317,039)	(623,359)	(167,162)
Adjustments to maintain reserves	15	45	1	(3,322)	(15)	4,121	2	1,821

Net equity transactions	(1,612,889)	(4,300,158)	399,477	(2,470,911)	532,475	(1,104,299)	1,762,011	412,519

Net change in contract owners’ equity	(1,612,267)	(4,296,620)	254,243	(2,192,835)	1,444,502	(703,988)	2,403,745	448,424
Contract owners’ equity at beginning of period	5,914,217	10,210,837	1,085,457	3,278,292	4,109,772	4,813,760	4,157,196	3,708,772

Contract owners’ equity at end of period	$4,301,950	5,914,217	1,339,700	1,085,457	5,554,274	4,109,772	6,560,941	4,157,196

CHANGE IN UNITS:
Beginning units	583,356	1,007,890	46,040	167,819	103,473	139,918	134,177	132,731
Units purchased	23,073	49,844	576,490	1,648,385	346,473	748,898	583,928	516,560
Units redeemed	(182,184)	(474,378)	(561,374)	(1,770,164)	(333,129)	(785,343)	(547,135)	(515,114)

Ending units	424,245	583,356	61,156	46,040	116,817	103,473	170,970	134,177

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROINT		PROJP		PROLCG		PROLCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	785	-	1,068	-	-	12,647	4,113
Realized gain (loss) on investments	60,800	(32,015)	239,349	305,256	761,757	705,894	314,696	(1,100,850)
Change in unrealized gain (loss) on investments	(3,402)	1,001	(247,327)	231,577	(415,086)	126,547	97,692	(338,636)
Reinvested capital gains	-	-	120,027	-	601,346	652,525	-	49,121

Net increase (decrease) in contract owners’ equity resulting from operations	57,398	(30,229)	112,049	537,901	948,017	1,484,966	425,035	(1,386,252)

Equity transactions:
Purchase payments received from contract owners (note 4)	45,139	34,088	1,287	28,991	12,127	42,507	2,393	4,206
Transfers between funds	489,092	1,129	(3,655,737)	2,195,892	2,787,890	(386,344)	3,007,910	(3,698,294)
Redemptions (notes 2, 3, and 4)	(86,177)	(35,055)	(62,220)	(35,140)	(335,919)	(454,444)	(75,287)	(52,697)
Adjustments to maintain reserves	-	(10)	(4)	(144)	(14)	(1,873)	(10)	(2,132)

Net equity transactions	448,054	152	(3,716,674)	2,189,599	2,464,084	(800,154)	2,935,006	(3,748,917)

Net change in contract owners’ equity	505,452	(30,077)	(3,604,625)	2,727,500	3,412,101	684,812	3,360,041	(5,135,169)
Contract owners’ equity at beginning of period	168,945	199,022	4,157,241	1,429,741	6,401,423	5,716,611	1,057,078	6,192,247

Contract owners’ equity at end of period	$674,397	168,945	552,616	4,157,241	9,813,524	6,401,423	4,417,119	1,057,078

CHANGE IN UNITS:
Beginning units	11,431	14,126	192,694	76,829	152,630	178,424	42,947	251,432
Units purchased	2,522,201	592,261	187,891	516,090	597,727	875,580	380,886	296,235
Units redeemed	(2,491,471)	(594,956)	(355,930)	(400,225)	(569,456)	(901,374)	(276,517)	(504,720)

Ending units	42,161	11,431	24,655	192,694	180,901	152,630	147,316	42,947

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROMC		PROMCG		PROMCV		PRON
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	7,409	-	-	13,399	4,244	-	-
Realized gain (loss) on investments	348,566	166,129	407,099	387,645	644,327	48,495	9,024,440	12,894,640
Change in unrealized gain (loss) on investments	(97,329)	22,170	(354,561)	321,798	55,978	(31,472)	(187,988)	(100,530)
Reinvested capital gains	139,977	228,754	55,350	464,355	-	84,948	4,024,844	3,443,889

Net increase (decrease) in contract owners’ equity resulting from operations	391,214	424,462	107,888	1,173,798	713,704	106,215	12,861,296	16,237,999

Equity transactions:
Purchase payments received from contract owners (note 4)	6,803	36,403	1,440	24,038	58,567	7,843	2,737,349	513,702
Transfers between funds	(220,461)	(229,542)	(2,355,169)	1,814,511	2,717,016	(659,703)	1,263,715	2,988,642
Redemptions (notes 2, 3, and 4)	(167,443)	(244,611)	(178,063)	(86,531)	(244,621)	(30,912)	(3,236,385)	(2,739,543)
Adjustments to maintain reserves	6	149	12	(11)	1	(1)	25	(7,170)

Net equity transactions	(381,095)	(437,601)	(2,531,780)	1,752,007	2,530,963	(682,773)	764,704	755,631

Net change in contract owners’ equity	10,119	(13,139)	(2,423,892)	2,925,805	3,244,667	(576,558)	13,626,000	16,993,630
Contract owners’ equity at beginning of period	2,104,716	2,117,855	3,284,064	358,259	734,332	1,310,890	52,593,108	35,599,478

Contract owners’ equity at end of period	$2,114,835	2,104,716	860,172	3,284,064	3,978,999	734,332	66,219,108	52,593,108

CHANGE IN UNITS:
Beginning units	80,827	90,010	105,349	13,894	33,113	60,633	926,682	911,564
Units purchased	741,228	516,247	129,962	703,490	775,666	420,626	10,526,618	13,093,045
Units redeemed	(755,571)	(525,430)	(211,720)	(612,035)	(675,763)	(448,146)	(10,524,663)	(13,077,927)

Ending units	66,484	80,827	23,591	105,349	133,016	33,113	928,637	926,682

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PRONET		PROOG		PROPHR		PROPM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	83,070	22,597	1,897	497	-	11,484
Realized gain (loss) on investments	84,577	1,016,738	862,735	(583,305)	121,327	93,594	(736,962)	1,246,095
Change in unrealized gain (loss) on investments	(711,631)	294,816	382,134	(283,015)	(34,152)	47,681	216,674	(424,728)
Reinvested capital gains	820,473	765,979	-	9,993	9,319	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	193,419	2,077,533	1,327,939	(833,730)	98,391	141,772	(520,288)	832,851

Equity transactions:
Purchase payments received from contract owners (note 4)	905,749	193,994	412,729	37,121	162,563	12,774	54,656	48,846
Transfers between funds	(4,634,075)	2,708,796	197,589	(1,331,688)	649,260	262,765	(137,548)	750,919
Redemptions (notes 2, 3, and 4)	(1,256,071)	(368,432)	(227,187)	(155,924)	(366,190)	(120,699)	(113,514)	(207,880)
Adjustments to maintain reserves	18	95	(3)	5	(3)	45	(5)	(738)

Net equity transactions	(4,984,379)	2,534,453	383,128	(1,450,486)	445,630	154,885	(196,411)	591,147

Net change in contract owners’ equity	(4,790,960)	4,611,986	1,711,067	(2,284,216)	544,021	296,657	(716,699)	1,423,998
Contract owners’ equity at beginning of period	8,785,585	4,173,599	2,176,290	4,460,506	1,940,182	1,643,525	3,720,373	2,296,375

Contract owners’ equity at end of period	$3,994,625	8,785,585	3,887,357	2,176,290	2,484,203	1,940,182	3,003,674	3,720,373

CHANGE IN UNITS:
Beginning units	167,260	117,844	327,239	432,694	73,084	69,460	528,444	398,651
Units purchased	230,767	410,778	1,327,058	661,515	283,703	184,704	1,427,485	2,115,437
Units redeemed	(322,602)	(361,362)	(1,268,016)	(766,970)	(272,781)	(181,080)	(1,492,803)	(1,985,644)

Ending units	75,425	167,260	386,281	327,239	84,006	73,084	463,126	528,444

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PRORE		PRORRO		PROSC		PROSCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,261	19,428	-	8,613	-	3,565	-	-
Realized gain (loss) on investments	534,905	(779,189)	(50,662)	(330,324)	1,994,890	210,691	341,325	384,078
Change in unrealized gain (loss) on investments	239,643	9,292	(81,007)	191	(1,265,904)	445,196	6,732	128,783
Reinvested capital gains	-	16,007	-	-	346,886	224,337	396,616	238,271

Net increase (decrease) in contract owners’ equity resulting from operations	775,809	(734,462)	(131,669)	(321,520)	1,075,872	883,789	744,673	751,132

Equity transactions:
Purchase payments received from contract owners (note 4)	97,630	27,874	19,846	754	11,927	28,722	54,971	290,533
Transfers between funds	3,858,956	(1,737,946)	978,254	2,710	(5,198,508)	1,847,799	1,070,542	969,842
Redemptions (notes 2, 3, and 4)	(286,387)	(121,536)	(201,486)	(43,838)	(586,978)	(147,577)	(299,112)	(464,639)
Adjustments to maintain reserves	(2)	(6,308)	(7)	8	5	754	6	40

Net equity transactions	3,670,197	(1,837,916)	796,607	(40,366)	(5,773,554)	1,729,698	826,407	795,776

Net change in contract owners’ equity	4,446,006	(2,572,378)	664,938	(361,886)	(4,697,682)	2,613,487	1,571,080	1,546,908
Contract owners’ equity at beginning of period	949,342	3,521,720	570,770	932,656	11,610,697	8,997,210	2,770,897	1,223,989

Contract owners’ equity at end of period	$5,395,348	949,342	1,235,708	570,770	6,913,015	11,610,697	4,341,977	2,770,897

CHANGE IN UNITS:
Beginning units	44,803	156,206	260,007	313,961	443,936	402,682	84,349	44,212
Units purchased	865,938	646,140	3,554,441	4,151,663	1,062,456	1,243,717	356,111	385,293
Units redeemed	(725,055)	(757,543)	(3,257,469)	(4,205,617)	(1,272,236)	(1,202,463)	(331,255)	(345,156)

Ending units	185,686	44,803	556,979	260,007	234,156	443,936	109,205	84,349

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROSCN		PROSCV		PROSEM		PROSIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	11,618	6,114	565	-	105	-	433
Realized gain (loss) on investments	1,332,766	336,827	1,597,531	(326,227)	(36,854)	(188,797)	(53,548)	(86,720)
Change in unrealized gain (loss) on investments	(61,924)	399,125	(329,790)	87,790	(1,677)	25,706	2,428	(2,638)
Reinvested capital gains	284,878	225,728	-	261,332	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,555,720	973,298	1,273,855	23,460	(38,531)	(162,986)	(51,120)	(88,925)

Equity transactions:
Purchase payments received from contract owners (note 4)	926,866	199,197	56,101	266,189	5,721	5,005	254	1,514
Transfers between funds	515,642	1,469,116	(270,575)	179,696	162,645	19,144	33,919	196,229
Redemptions (notes 2, 3, and 4)	(1,247,727)	(160,166)	(361,716)	(522,556)	(49,676)	(53,851)	(5,339)	(34,571)
Adjustments to maintain reserves	11	(17,678)	(11)	121	(3)	1,824	(1)	1

Net equity transactions	194,792	1,490,469	(576,201)	(76,550)	118,687	(27,878)	28,833	163,173

Net change in contract owners’ equity	1,750,512	2,463,767	697,654	(53,090)	80,156	(190,864)	(22,287)	74,248
Contract owners’ equity at beginning of period	4,749,279	2,285,512	3,325,617	3,378,707	27,746	218,610	190,946	116,698

Contract owners’ equity at end of period	$6,499,791	4,749,279	4,023,271	3,325,617	107,902	27,746	168,659	190,946

CHANGE IN UNITS:
Beginning units	82,970	59,088	142,021	146,032	7,514	37,752	50,819	21,067
Units purchased	273,690	261,399	839,151	400,925	4,480,732	1,854,986	506,574	1,018,973
Units redeemed	(278,888)	(237,517)	(847,077)	(404,936)	(4,461,296)	(1,885,224)	(504,689)	(989,221)

Ending units	77,772	82,970	134,095	142,021	26,950	7,514	52,704	50,819

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROSMC		PROSN		PROSSC		PROTEC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	711	-	732	-	2,586	-	-
Realized gain (loss) on investments	(20,851)	(56,298)	(53,235)	1,231,672	(122,285)	(220,489)	1,507,560	843,270
Change in unrealized gain (loss) on investments	1,492	5,462	16,133	13,860	33,137	(6,665)	(122,336)	289,692
Reinvested capital gains	7,162	-	210,009	-	-	-	420,892	664,769

Net increase (decrease) in contract owners’ equity resulting from operations	(12,197)	(50,125)	172,907	1,246,264	(89,148)	(224,568)	1,806,116	1,797,731

Equity transactions:
Purchase payments received from contract owners (note 4)	180	11,703	208,418	9,680	320	(6,546)	996,032	298,490
Transfers between funds	(500)	(48,403)	(282,297)	(1,090,112)	(187,625)	181,140	(95,559)	202,827
Redemptions (notes 2, 3, and 4)	(1,558)	(5,508)	(173,863)	(77,400)	(5,103)	(18,002)	(299,570)	(229,531)
Adjustments to maintain reserves	2	3,868	(206,935)	(8,957)	(1)	7,976	17	(326)

Net equity transactions	(1,876)	(38,340)	(454,677)	(1,166,789)	(192,409)	164,568	600,920	271,460

Net change in contract owners’ equity	(14,073)	(88,465)	(281,770)	79,475	(281,557)	(60,000)	2,407,036	2,069,191
Contract owners’ equity at beginning of period	14,951	103,416	376,430	296,955	330,836	390,836	6,433,663	4,364,472

Contract owners’ equity at end of period	$878	14,951	94,660	376,430	49,279	330,836	8,840,699	6,433,663

CHANGE IN UNITS:
Beginning units	4,704	18,706	441,196	136,170	210,644	136,903	123,317	118,086
Units purchased	192,892	744,806	415,260,419	271,636,272	6,288,024	2,982,198	226,158	1,274,040
Units redeemed	(196,979)	(758,808)	(415,554,964)	(271,331,246)	(6,459,127)	(2,908,457)	(225,220)	(1,268,809)

Ending units	617	4,704	146,651	441,196	39,541	210,644	124,255	123,317

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROTEL		PROUB		PROUMC		PROUN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,136	11,328	-	19,570	-	1,950	-	-
Realized gain (loss) on investments	86,522	(17,122)	1,592,212	(1,504,001)	960,310	(149,250)	11,873,046	4,766,164
Change in unrealized gain (loss) on investments	9,849	14,792	(278,845)	226,182	92,955	(34,966)	(520,698)	131,791
Reinvested capital gains	-	-	-	1,727,658	-	172,622	1,813,403	3,398,566

Net increase (decrease) in contract owners’ equity resulting from operations	110,507	8,998	1,313,367	469,409	1,053,265	(9,644)	13,165,751	8,296,521

Equity transactions:
Purchase payments received from contract owners (note 4)	144,496	84,548	216,503	173,165	19,776	4,336	468,025	39,983
Transfers between funds	473,183	68,057	(2,718,983)	(145,201)	1,389,091	(246,883)	(5,084,592)	158,369
Redemptions (notes 2, 3, and 4)	(18,758)	(11,750)	(102,598)	(143,654)	(174,068)	(153,503)	(1,361,512)	(536,633)
Adjustments to maintain reserves	(1)	21	4	14,511	3	(122)	(62)	40,046

Net equity transactions	598,920	140,876	(2,605,074)	(101,179)	1,234,802	(396,172)	(5,978,141)	(298,235)

Net change in contract owners’ equity	709,427	149,874	(1,291,707)	368,230	2,288,067	(405,816)	7,187,610	7,998,286
Contract owners’ equity at beginning of period	668,710	518,836	3,637,723	3,269,493	1,101,686	1,507,502	21,349,877	13,351,591

Contract owners’ equity at end of period	$1,378,137	668,710	2,346,016	3,637,723	3,389,753	1,101,686	28,537,487	21,349,877

CHANGE IN UNITS:
Beginning units	39,023	31,231	50,219	53,739	22,576	32,505	111,324	109,668
Units purchased	270,888	133,705	328,439	339,235	217,670	268,549	2,531,128	3,283,130
Units redeemed	(241,507)	(125,913)	(357,016)	(342,755)	(188,808)	(278,478)	(2,545,969)	(3,281,474)

Ending units	68,404	39,023	21,642	50,219	51,438	22,576	96,483	111,324

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROUSC		PROUSN		PROUTL		PVAGIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	1,129	-	5,651	67,133	51,327	-	211,432
Realized gain (loss) on investments	653,973	117,304	(2,682,011)	3,489,732	233,440	(1,286,958)	30,764	(68,954)
Change in unrealized gain (loss) on investments	(527,201)	314,310	(6,359)	139,991	239,434	(101,051)	(254,676)	(201,741)
Reinvested capital gains	366,503	133,983	2,431,972	-	-	716,318	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	493,275	566,726	(256,398)	3,635,374	540,007	(620,364)	(223,912)	(59,263)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,118	5,113	6,922	80,205	46,911	50,777	164,346	5,709
Transfers between funds	(242,600)	948,557	544,022	(4,406,243)	1,693,071	(1,752,546)	2,387,780	(2,648,838)
Redemptions (notes 2, 3, and 4)	(131,115)	(163,929)	(54,981)	(13,042)	(178,258)	(220,934)	(362,133)	(165,378)
Adjustments to maintain reserves	(20)	(347)	(222)	(69,674)	9	278	5	204

Net equity transactions	(354,617)	789,394	495,741	(4,408,754)	1,561,733	(1,922,425)	2,189,998	(2,808,303)

Net change in contract owners’ equity	138,658	1,356,120	239,343	(773,380)	2,101,740	(2,542,789)	1,966,086	(2,867,566)
Contract owners’ equity at beginning of period	2,626,321	1,270,201	107,352	880,732	2,976,453	5,519,242	1,555,933	4,423,499

Contract owners’ equity at end of period	$2,764,979	2,626,321	346,695	107,352	5,078,193	2,976,453	3,522,019	1,555,933

CHANGE IN UNITS:
Beginning units	58,491	32,954	1,221,710	461,559	115,962	208,313	125,069	350,778
Units purchased	463,073	401,974	5,217,456,836	2,373,471,798	441,303	535,352	447,158	165,822
Units redeemed	(471,558)	(376,437)	(5,209,358,403)	(2,372,711,647)	(386,247)	(627,703)	(278,555)	(391,531)

Ending units	50,006	58,491	9,320,143	1,221,710	171,018	115,962	293,672	125,069

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVAR5B		PVDIB		PVEIB		PVHYB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	46,041	399,990	209,644	186,793	328,650	101,184
Realized gain (loss) on investments	(19,838)	(74,526)	123,592	(374,077)	1,589,096	(919,445)	358,753	1,171,472
Change in unrealized gain (loss) on investments	61,410	(122,215)	(589,731)	(73,081)	1,480,127	879,931	(223,700)	190,002
Reinvested capital gains	-	-	-	-	652,688	752,099	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,572	(196,741)	(420,098)	(47,168)	3,931,555	899,378	463,703	1,462,658

Equity transactions:
Purchase payments received from contract owners (note 4)	8,386	146,345	1,080,938	21,856	792,709	281,740	61,858	21,304
Transfers between funds	1,148,485	627,877	(1,053,348)	(3,524,922)	2,890,365	2,971,770	(2,371,946)	743,728
Redemptions (notes 2, 3, and 4)	(188,039)	(119,777)	(479,255)	(327,625)	(805,854)	(2,404,495)	(1,444,467)	(170,852)
Adjustments to maintain reserves	(3)	-	(1)	(173)	(4)	88	(5)	4

Net equity transactions	968,829	654,445	(451,666)	(3,830,864)	2,877,216	849,103	(3,754,560)	594,184

Net change in contract owners’ equity	1,010,401	457,704	(871,764)	(3,878,032)	6,808,771	1,748,481	(3,290,857)	2,056,842
Contract owners’ equity at beginning of period	2,972,154	2,514,450	5,232,039	9,110,071	14,178,697	12,430,216	12,138,287	10,081,445

Contract owners’ equity at end of period	$3,982,555	2,972,154	4,360,275	5,232,039	20,987,468	14,178,697	8,847,430	12,138,287

CHANGE IN UNITS:
Beginning units	290,575	222,878	372,571	642,303	462,479	419,075	686,005	599,421
Units purchased	118,302	137,452	406,976	369,695	328,931	384,035	722,840	2,794,908
Units redeemed	(24,841)	(69,755)	(446,414)	(639,427)	(242,384)	(340,631)	(932,522)	(2,708,324)

Ending units	384,036	290,575	333,133	372,571	549,026	462,479	476,323	686,005

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVIB		PVIGIB		PVNOB		RWMVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$186,697	590,396	41,391	-	1,719	-	383,430	528,709
Realized gain (loss) on investments	(812,126)	702,180	121,994	4,539	263,467	5,785	291,318	126,649
Change in unrealized gain (loss) on investments	(555,446)	(804,605)	(43,232)	60,492	(127,244)	174,411	(234,070)	435,862
Reinvested capital gains	625,982	109,569	26,074	-	114,576	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(554,893)	597,540	146,227	65,031	252,518	180,196	440,678	1,091,220

Equity transactions:
Purchase payments received from contract owners (note 4)	563,468	454,252	91,737	78,504	19,627	113,284	263,139	191,279
Transfers between funds	(4,900,442)	(3,808,620)	642,147	331,880	127,357	808,258	1,487,560	1,426,419
Redemptions (notes 2, 3, and 4)	(664,292)	(921,050)	(39,680)	(32,655)	(69,441)	(22,863)	(817,734)	(4,244,180)
Adjustments to maintain reserves	(6)	9,929	6	(5)	2	(3)	15	(4)

Net equity transactions	(5,001,272)	(4,265,489)	694,210	377,724	77,545	898,676	932,980	(2,626,486)

Net change in contract owners’ equity	(5,556,165)	(3,667,949)	840,437	442,755	330,063	1,078,872	1,373,658	(1,535,266)
Contract owners’ equity at beginning of period	13,630,353	17,298,302	442,755	-	1,078,872	-	12,413,640	13,948,906

Contract owners’ equity at end of period	$8,074,188	13,630,353	1,283,192	442,755	1,408,935	1,078,872	13,787,298	12,413,640

CHANGE IN UNITS:
Beginning units	858,112	1,149,753	32,505	-	76,831	-	914,107	1,138,008
Units purchased	210,060	1,268,666	183,440	36,385	132,265	79,420	355,600	434,144
Units redeemed	(534,256)	(1,560,307)	(133,977)	(3,880)	(127,862)	(2,589)	(285,546)	(658,045)

Ending units	533,916	858,112	81,968	32,505	81,234	76,831	984,161	914,107

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RWMVN		ROCMC		ROCSC		RLVGRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$59,890	117,683	(929)	(260)	130,755	68,812	21,635	5,423
Realized gain (loss) on investments	7,372	(100,888)	1,813,992	(190,896)	(27,533)	(501,065)	17	(825)
Change in unrealized gain (loss) on investments	9,392	293,211	(591,216)	961,759	1,981,828	(289,739)	79,201	(25,863)
Reinvested capital gains	-	-	356,382	55,103	-	125,758	4,617	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,654	310,006	1,578,229	825,706	2,085,050	(596,234)	105,470	(21,265)

Equity transactions:
Purchase payments received from contract owners (note 4)	(19,912)	95,993	51,915	34,987	105,385	68,506	-	237
Transfers between funds	(345,557)	(1,145,643)	1,745,755	(259,311)	(1,248,747)	531,975	-	-
Redemptions (notes 2, 3, and 4)	(222,350)	(655,480)	(293,250)	(99,249)	(436,080)	(281,467)	(1,041)	(13,610)
Adjustments to maintain reserves	4	(10)	(6)	11	(2)	(26)	4	(3)

Net equity transactions	(587,815)	(1,705,140)	1,504,414	(323,562)	(1,579,444)	318,988	(1,037)	(13,376)

Net change in contract owners’ equity	(511,161)	(1,395,134)	3,082,643	502,144	505,606	(277,246)	104,433	(34,641)
Contract owners’ equity at beginning of period	3,110,875	4,506,009	5,174,935	4,672,791	8,144,801	8,422,047	388,102	422,743

Contract owners’ equity at end of period	$2,599,714	3,110,875	8,257,578	5,174,935	8,650,407	8,144,801	492,535	388,102

CHANGE IN UNITS:
Beginning units	238,971	381,651	184,680	206,213	320,271	305,906	23,654	24,432
Units purchased	8,314	23,706	253,913	65,431	100,584	103,355	-	554
Units redeemed	(52,727)	(166,386)	(208,515)	(86,964)	(152,089)	(88,990)	(53)	(1,332)

Ending units	194,558	238,971	230,078	184,680	268,766	320,271	23,601	23,654

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLVIDM		RLVLBS		RLVLEG		RLVLMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,555	1,357	29,686	5,940	8,086	5,027	13,525	6,927
Realized gain (loss) on investments	295	144	209	(325)	43,671	(40)	32	(4,513)
Change in unrealized gain (loss) on investments	1,837	4,671	1,441	27,982	(12,226)	9,678	(244)	14,883
Reinvested capital gains	10,551	-	44,207	7,465	9,615	7,180	11,636	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,238	6,172	75,543	41,062	49,146	21,845	24,949	17,297

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(208,491)	-	-	-
Redemptions (notes 2, 3, and 4)	(1,307)	(1,470)	(3,251)	(2,836)	(907)	(1,700)	(781)	(76,239)
Adjustments to maintain reserves	5	(4)	(4)	4	10	(10)	4	(4)

Net equity transactions	(1,302)	(1,474)	(3,255)	(2,832)	(209,388)	(1,710)	(777)	(76,243)

Net change in contract owners’ equity	14,936	4,698	72,288	38,230	(160,242)	20,135	24,172	(58,946)
Contract owners’ equity at beginning of period	128,434	123,736	580,742	542,512	287,553	267,418	303,382	362,328

Contract owners’ equity at end of period	$143,370	128,434	653,030	580,742	127,311	287,553	327,554	303,382

CHANGE IN UNITS:
Beginning units	8,584	8,690	34,294	34,488	15,834	15,941	19,364	24,606
Units purchased	-	-	-	2	-	-	-	5,184
Units redeemed	(78)	(106)	(180)	(196)	(9,973)	(107)	(47)	(10,426)

Ending units	8,506	8,584	34,114	34,294	5,861	15,834	19,317	19,364

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLVSB		RLVUSC		RLVUSE		TRBCG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,352	4,672	83	12	1,373	805	-	-
Realized gain (loss) on investments	3	947	-	-	-	-	10,754,739	9,067,555
Change in unrealized gain (loss) on investments	(10,221)	7,063	(634)	2,586	21,490	39,746	(6,280,728)	13,968,784
Reinvested capital gains	3,072	8,442	7,724	536	21,776	1,572	11,509,888	3,308,489

Net increase (decrease) in contract owners’ equity resulting from operations	(4,794)	21,124	7,173	3,134	44,639	42,123	15,983,899	26,344,828

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(35)	-	-	-	-	3,450,290	2,303,314
Transfers between funds	-	-	-	-	-	-	(11,887,518)	2,721,092
Redemptions (notes 2, 3, and 4)	(110)	(19,389)	-	-	-	-	(4,224,833)	(9,771,699)
Adjustments to maintain reserves	3	(4)	3	(2)	(11)	12	13	11,177

Net equity transactions	(107)	(19,428)	3	(2)	(11)	12	(12,662,048)	(4,736,116)

Net change in contract owners’ equity	(4,901)	1,696	7,176	3,132	44,628	42,135	3,321,851	21,608,712
Contract owners’ equity at beginning of period	263,658	261,962	27,810	24,678	218,843	176,708	101,743,455	80,134,743

Contract owners’ equity at end of period	$258,757	263,658	34,986	27,810	263,471	218,843	105,065,306	101,743,455

CHANGE IN UNITS:
Beginning units	18,236	19,647	1,253	1,253	7,133	7,133	1,958,205	2,029,600
Units purchased	-	1,401	-	-	-	-	478,774	1,138,325
Units redeemed	(8)	(2,812)	-	-	-	-	(712,082)	(1,209,720)

Ending units	18,228	18,236	1,253	1,253	7,133	7,133	1,724,897	1,958,205

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TREI2		TRHS2		TRLT2		TAVV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$281,374	322,432	-	-	196,949	259,146	19,266	14,703
Realized gain (loss) on investments	103,442	(1,442,468)	4,518,605	2,361,223	209,666	274,789	170,075	(414,855)
Change in unrealized gain (loss) on investments	2,442,654	747,146	(2,544,458)	3,813,073	(556,896)	132,759	(67,546)	111,653
Reinvested capital gains	1,540,721	370,983	2,341,943	2,012,671	108,722	-	-	3,971

Net increase (decrease) in contract owners’ equity resulting from operations	4,368,191	(1,907)	4,316,090	8,186,967	(41,559)	666,694	121,795	(284,528)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,033,222	519,397	1,678,300	1,346,633	736,817	504,675	58,729	5,572
Transfers between funds	1,376,180	(1,598,863)	(3,468,881)	2,012,582	3,935,672	387,838	2,046,048	(654,936)
Redemptions (notes 2, 3, and 4)	(962,330)	(822,177)	(1,350,222)	(2,161,604)	(1,430,677)	(2,357,597)	(142,712)	(133,838)
Adjustments to maintain reserves	1	25	(31)	(2,119)	-	(16)	(8)	(312)

Net equity transactions	1,447,073	(1,901,618)	(3,140,834)	1,195,492	3,241,812	(1,465,100)	1,962,057	(783,514)

Net change in contract owners’ equity	5,815,264	(1,903,525)	1,175,256	9,382,459	3,200,253	(798,406)	2,083,852	(1,068,042)
Contract owners’ equity at beginning of period	17,009,210	18,912,735	36,015,895	26,633,436	14,934,576	15,732,982	632,850	1,700,892

Contract owners’ equity at end of period	$22,824,474	17,009,210	37,191,151	36,015,895	18,134,829	14,934,576	2,716,702	632,850

CHANGE IN UNITS:
Beginning units	695,356	775,440	485,895	461,451	1,117,482	1,224,775	40,153	105,334
Units purchased	210,737	226,273	248,129	423,636	1,212,521	1,217,579	247,116	31,041
Units redeemed	(158,592)	(306,357)	(258,730)	(399,192)	(962,643)	(1,324,872)	(146,061)	(96,222)

Ending units	747,501	695,356	475,294	485,895	1,367,360	1,117,482	141,208	40,153

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TPVCGP		TPVSGP		VVGGS		VWBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,269	14,462	16,371	5,736	840,962	298,167	69,491	95,131
Realized gain (loss) on investments	118,301	(18,368)	105,554	44,624	(1,351,776)	2,722,498	48,632	(23,156)
Change in unrealized gain (loss) on investments	(11,156)	65,877	35,471	(19,009)	(1,052,393)	(664,139)	(183,894)	5,308
Reinvested capital gains	8,258	72,660	16,840	52,832	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,672	134,631	174,236	84,183	(1,563,207)	2,356,526	(65,771)	77,283

Equity transactions:
Purchase payments received from contract owners (note 4)	11,801	3,891	1,925,355	3,491	37,518	732,885	8,482	2,110
Transfers between funds	(539,316)	616,626	(91,047)	(13,577)	(1,693,751)	2,934,888	(480,349)	(21,250)
Redemptions (notes 2, 3, and 4)	(443,290)	(45,685)	(420,007)	(78,608)	(373,871)	(1,166,140)	(50,447)	(57,921)
Adjustments to maintain reserves	(4)	7	(5)	5	8	(2,314)	5	16

Net equity transactions	(970,809)	574,839	1,414,296	(88,689)	(2,030,096)	2,499,319	(522,309)	(77,045)

Net change in contract owners’ equity	(845,137)	709,470	1,588,532	(4,506)	(3,593,303)	4,855,845	(588,080)	238
Contract owners’ equity at beginning of period	2,117,404	1,407,934	1,272,696	1,277,202	10,808,449	5,952,604	1,899,193	1,898,955

Contract owners’ equity at end of period	$1,272,267	2,117,404	2,861,228	1,272,696	7,215,146	10,808,449	1,311,113	1,899,193

CHANGE IN UNITS:
Beginning units	129,148	92,949	72,399	78,573	737,199	564,261	113,237	123,414
Units purchased	64,764	98,709	108,652	31,621	901,999	1,707,754	57,590	168,808
Units redeemed	(122,011)	(62,510)	(37,760)	(37,795)	(1,066,178)	(1,534,816)	(88,834)	(178,985)

Ending units	71,901	129,148	143,291	72,399	573,020	737,199	81,993	113,237

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWEM		VWHA		VVB		VVCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$293,088	638,752	23,995	22,978	2,708,444	3,032,855	283,422	196,794
Realized gain (loss) on investments	2,933,794	(314,461)	2,171,987	(471,817)	2,612,346	320,920	285,575	212,924
Change in unrealized gain (loss) on investments	(7,434,656)	3,009,863	(1,239,907)	1,476,024	18,308,397	7,050,781	31,610	1,325,886
Reinvested capital gains	717,075	960,077	-	-	8,947,865	4,146,175	846,247	151,212

Net increase (decrease) in contract owners’ equity resulting from operations	(3,490,699)	4,294,231	956,075	1,027,185	32,577,052	14,550,731	1,446,854	1,886,816

Equity transactions:
Purchase payments received from contract owners (note 4)	890,890	301,019	157,448	718,450	12,833,056	4,387,310	5,724,467	4,522,929
Transfers between funds	(6,923,618)	2,676,953	392,868	1,505,896	26,000,898	10,542,465	6,763,789	10,799,251
Redemptions (notes 2, 3, and 4)	(1,378,794)	(1,469,430)	(382,131)	(167,387)	(8,772,565)	(5,792,722)	(2,021,959)	(649,023)
Adjustments to maintain reserves	(13)	(6,729)	4	(6)	18	13	(16)	(240)

Net equity transactions	(7,411,535)	1,501,813	168,189	2,056,953	30,061,407	9,137,066	10,466,281	14,672,917

Net change in contract owners’ equity	(10,902,234)	5,796,044	1,124,264	3,084,138	62,638,459	23,687,797	11,913,135	16,559,733
Contract owners’ equity at beginning of period	37,812,545	32,016,501	6,064,115	2,979,977	161,586,894	137,899,097	21,920,318	5,360,585

Contract owners’ equity at end of period	$26,910,311	37,812,545	7,188,379	6,064,115	224,225,353	161,586,894	33,833,453	21,920,318

CHANGE IN UNITS:
Beginning units	1,023,157	988,120	308,622	176,123	8,292,826	7,792,440	1,840,487	501,077
Units purchased	380,455	985,104	544,347	253,018	3,626,246	2,705,148	1,548,646	1,822,672
Units redeemed	(569,564)	(950,067)	(542,482)	(120,519)	(2,020,321)	(2,204,762)	(697,854)	(483,262)

Ending units	834,048	1,023,157	310,487	308,622	9,898,751	8,292,826	2,691,279	1,840,487

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVCG		VVDV		VVEI		VVEIX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$356,882	537,234	277,932	392,629	2,938,947	3,405,272	3,201,758	3,402,175
Realized gain (loss) on investments	5,641,027	2,946,951	440,750	(1,995,953)	4,441,631	(2,720,265)	17,619,703	8,722,841
Change in unrealized gain (loss) on investments	1,493,835	2,785,093	7,883,047	620,716	28,976,064	(425,837)	56,694,822	29,199,791
Reinvested capital gains	3,751,210	1,420,366	529,093	2,886,890	3,143,901	4,655,686	12,898,177	4,886,625

Net increase (decrease) in contract owners’ equity resulting from operations	11,242,954	7,689,644	9,130,822	1,904,282	39,500,543	4,914,856	90,414,460	46,211,432

Equity transactions:
Purchase payments received from contract owners (note 4)	1,369,019	810,992	3,156,541	496,314	6,235,691	3,794,596	12,113,330	6,323,048
Transfers between funds	9,511,087	(4,593,219)	14,280,136	2,749,533	13,625,009	8,443,434	36,067,270	19,120,595
Redemptions (notes 2, 3, and 4)	(4,116,976)	(4,701,212)	(2,119,569)	(1,037,802)	(8,104,051)	(7,407,994)	(12,056,596)	(11,660,227)
Adjustments to maintain reserves	(19)	2,767	(7)	1,403	37	(1,216)	(66)	2,528

Net equity transactions	6,763,111	(8,480,672)	15,317,101	2,209,448	11,756,686	4,828,820	36,123,938	13,785,944

Net change in contract owners’ equity	18,006,065	(791,028)	24,447,923	4,113,730	51,257,229	9,743,676	126,538,398	59,997,376
Contract owners’ equity at beginning of period	50,862,291	51,653,319	23,826,872	19,713,142	155,239,984	145,496,308	310,428,679	250,431,303

Contract owners’ equity at end of period	$68,868,356	50,862,291	48,274,795	23,826,872	206,497,213	155,239,984	436,967,077	310,428,679

CHANGE IN UNITS:
Beginning units	1,889,985	2,222,063	1,305,157	1,228,782	7,424,974	6,935,499	13,056,868	12,414,706
Units purchased	1,252,608	1,540,120	1,246,150	695,846	3,097,785	2,764,295	4,813,121	5,487,547
Units redeemed	(999,868)	(1,872,198)	(499,168)	(619,471)	(2,467,024)	(2,274,820)	(3,342,477)	(4,845,385)

Ending units	2,142,725	1,889,985	2,052,139	1,305,157	8,055,735	7,424,974	14,527,512	13,056,868

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVG		VVGBI		VVHGB		VVHYB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(364,659)	(1,866)	226,206	137,887	8,464,498	7,785,376	2,700,076	2,418,434
Realized gain (loss) on investments	9,058,522	4,235,202	97,015	299,362	1,373,067	3,069,942	286,739	(1,428,759)
Change in unrealized gain (loss) on investments	533,131	25,875,142	(966,736)	239,752	(23,344,807)	14,855,355	(681,928)	1,244,174
Reinvested capital gains	11,359,950	3,825,335	225,803	44,411	4,015,004	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,586,944	33,933,813	(417,712)	721,412	(9,492,238)	25,710,673	2,304,887	2,233,849

Equity transactions:
Purchase payments received from contract owners (note 4)	6,631,927	4,437,492	1,240,885	1,144,528	16,738,594	15,840,872	4,275,559	1,842,315
Transfers between funds	12,528,296	14,649,674	15,706,188	3,376,588	143,045,318	87,642,504	7,056,835	10,393,144
Redemptions (notes 2, 3, and 4)	(7,310,905)	(4,471,075)	(782,497)	(764,745)	(25,030,626)	(18,848,671)	(5,793,030)	(3,655,735)
Adjustments to maintain reserves	(54)	1,650	(21)	883	(408)	4,463	(27)	13

Net equity transactions	11,849,264	14,617,741	16,164,555	3,757,254	134,752,878	84,639,168	5,539,337	8,579,737

Net change in contract owners’ equity	32,436,208	48,551,554	15,746,843	4,478,666	125,260,640	110,349,841	7,844,224	10,813,586
Contract owners’ equity at beginning of period	117,650,913	69,099,359	14,304,673	9,826,007	450,776,134	340,426,293	65,927,313	55,113,727

Contract owners’ equity at end of period	$150,087,121	117,650,913	30,051,516	14,304,673	576,036,774	450,776,134	73,771,537	65,927,313

CHANGE IN UNITS:
Beginning units	3,734,665	3,096,175	1,282,306	936,153	33,864,136	27,245,937	4,389,871	3,822,670
Units purchased	1,777,920	2,343,241	1,999,620	949,114	19,210,857	17,230,287	2,319,031	3,782,810
Units redeemed	(1,397,984)	(1,704,751)	(527,796)	(602,961)	(8,462,060)	(10,612,088)	(1,951,365)	(3,215,609)

Ending units	4,114,601	3,734,665	2,754,130	1,282,306	44,612,933	33,864,136	4,757,537	4,389,871

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVI		VVMA		VVMCI		VVREI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(29,305)	1,606,205	188,933	99,543	1,225,046	1,243,375	1,805,583	1,984,386
Realized gain (loss) on investments	13,637,524	13,119,578	398,105	30,659	3,764,126	231,461	1,895,410	(3,933,265)
Change in unrealized gain (loss) on investments	(32,628,831)	59,786,240	572,128	1,323,782	18,924,827	13,039,015	30,165,498	(6,890,275)
Reinvested capital gains	15,115,584	3,768,829	636,639	116,849	10,180,558	5,825,307	2,788,940	1,379,373

Net increase (decrease) in contract owners’ equity resulting from operations	(3,905,028)	78,280,852	1,795,805	1,570,833	34,094,557	20,339,158	36,655,431	(7,459,781)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,162,814	3,223,322	6,167,378	1,447,009	6,134,999	3,936,349	2,797,298	3,017,856
Transfers between funds	3,959,304	(12,332,655)	8,294,523	7,244,518	15,793,739	13,160,964	19,797,298	(4,810,852)
Redemptions (notes 2, 3, and 4)	(10,674,075)	(9,506,970)	(971,613)	(150,498)	(7,434,044)	(5,919,847)	(5,279,242)	(5,592,521)
Adjustments to maintain reserves	(70)	2,600	24	(125)	(43)	(622)	(54)	313

Net equity transactions	447,973	(18,613,703)	13,490,312	8,540,904	14,494,651	11,176,844	17,315,300	(7,385,204)

Net change in contract owners’ equity	(3,457,055)	59,667,149	15,286,117	10,111,737	48,589,208	31,516,002	53,970,731	(14,844,985)
Contract owners’ equity at beginning of period	219,046,702	159,379,553	13,397,969	3,286,232	139,286,906	107,770,904	84,518,012	99,362,997

Contract owners’ equity at end of period	$215,589,647	219,046,702	28,684,086	13,397,969	187,876,114	139,286,906	138,488,743	84,518,012

CHANGE IN UNITS:
Beginning units	8,790,190	10,030,048	1,095,439	304,568	6,298,120	5,619,115	4,467,795	4,896,893
Units purchased	2,418,268	2,845,998	1,499,005	915,253	2,104,008	2,637,605	1,940,080	1,747,885
Units redeemed	(2,349,410)	(4,085,856)	(455,540)	(124,382)	(1,431,305)	(1,958,600)	(1,078,233)	(2,176,983)

Ending units	8,859,048	8,790,190	2,138,904	1,095,439	6,970,823	6,298,120	5,329,642	4,467,795

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVSCG		VVSTC		VVTISI		VVTSM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,687	129,600	5,283,567	6,448,352	935,080	475,956	3,320,425	3,260,409
Realized gain (loss) on investments	1,176,360	(1,938,359)	1,756,892	1,505,963	1,383,515	(21,227)	22,609,474	10,965,165
Change in unrealized gain (loss) on investments	1,780,408	4,736,278	(10,972,121)	6,006,933	1,923,728	6,266,799	40,216,198	32,265,275
Reinvested capital gains	1,697,277	3,019,992	1,528,391	-	574,457	167,531	18,979,045	7,724,087

Net increase (decrease) in contract owners’ equity resulting from operations	4,696,732	5,947,511	(2,403,271)	13,961,248	4,816,780	6,889,059	85,125,142	54,214,936

Equity transactions:
Purchase payments received from contract owners (note 4)	366,144	239,600	9,896,982	6,111,513	5,535,904	4,702,707	15,807,053	12,255,794
Transfers between funds	(4,691,476)	(6,666,120)	39,517,962	43,794,053	37,114,779	23,190,736	31,266,696	14,202,540
Redemptions (notes 2, 3, and 4)	(2,007,325)	(1,166,660)	(17,564,882)	(19,343,049)	(2,089,225)	(1,725,096)	(19,053,858)	(13,618,155)
Adjustments to maintain reserves	5	384	(57)	(677)	13	(1,167)	(87)	(20)

Net equity transactions	(6,332,652)	(7,592,796)	31,850,005	30,561,840	40,561,471	26,167,180	28,019,804	12,840,159

Net change in contract owners’ equity	(1,635,920)	(1,645,285)	29,446,734	44,523,088	45,378,251	33,056,239	113,144,946	67,055,095
Contract owners’ equity at beginning of period	35,106,299	36,751,584	297,255,459	252,732,371	54,218,259	21,162,020	324,627,625	257,572,530

Contract owners’ equity at end of period	$33,470,379	35,106,299	326,702,193	297,255,459	99,596,510	54,218,259	437,772,571	324,627,625

CHANGE IN UNITS:
Beginning units	1,483,654	1,920,637	24,234,380	21,445,245	4,549,992	1,967,446	13,639,343	12,972,881
Units purchased	75,780	119,332	11,058,408	12,358,854	4,261,669	3,629,629	6,037,752	5,917,355
Units redeemed	(328,574)	(556,315)	(8,315,438)	(9,569,719)	(1,082,678)	(1,047,083)	(4,871,636)	(5,250,893)

Ending units	1,230,860	1,483,654	26,977,350	24,234,380	7,728,983	4,549,992	14,805,459	13,639,343

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VRVDIA		VRVDRA		VRVNMA		SVDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	70,284	61,469	334,921	469,997	(2,856)	(2,224)
Realized gain (loss) on investments	92,411	(49,522)	1,036,588	(416,950)	215,640	(143,937)	2,311,447	172,574
Change in unrealized gain (loss) on investments	(117,587)	287,344	1,658,505	(13,512)	(417,607)	367,867	(4,083,455)	3,462,630
Reinvested capital gains	148,647	18,899	186,721	95,371	-	-	1,040,635	767,951

Net increase (decrease) in contract owners’ equity resulting from operations	123,471	256,721	2,952,098	(273,622)	132,954	693,927	(734,229)	4,400,931

Equity transactions:
Purchase payments received from contract owners (note 4)	6,590	106,085	241,622	135,381	655,584	147,981	96,259	128,077
Transfers between funds	209,840	(134,961)	2,867,032	(24,771)	(2,848,038)	3,377,421	(420,221)	(1,548,926)
Redemptions (notes 2, 3, and 4)	(102,380)	(105,821)	(534,866)	(163,360)	(954,431)	(495,640)	(646,522)	(396,018)
Adjustments to maintain reserves	8	(3)	-	951	4	77	13	(8)

Net equity transactions	114,058	(134,700)	2,573,788	(51,799)	(3,146,881)	3,029,839	(970,471)	(1,816,875)

Net change in contract owners’ equity	237,529	122,021	5,525,886	(325,421)	(3,013,927)	3,723,766	(1,704,700)	2,584,056
Contract owners’ equity at beginning of period	1,572,043	1,450,022	5,644,941	5,970,362	14,855,133	11,131,367	12,642,441	10,058,385

Contract owners’ equity at end of period	$1,809,572	1,572,043	11,170,827	5,644,941	11,841,206	14,855,133	10,937,741	12,642,441

CHANGE IN UNITS:
Beginning units	102,803	117,261	254,534	264,051	936,210	747,259	148,060	187,589
Units purchased	43,856	50,905	433,619	92,459	243,239	647,003	122,148	138,472
Units redeemed	(37,412)	(65,363)	(339,664)	(101,976)	(438,064)	(458,052)	(133,452)	(178,001)

Ending units	109,247	102,803	348,489	254,534	741,385	936,210	136,756	148,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVOF		MGRFV		AVBV2		HVDCT
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$454	3,935	-	-	71	10	4,230	4,658
Realized gain (loss) on investments	149,481	(3,836)	423,401	561,357	1,180	(118)	161,295	(285,012)
Change in unrealized gain (loss) on investments	52,631	80,541	(1,484,697)	920,539	2,273	261	(105,676)	175,231
Reinvested capital gains	54,702	68,027	1,240,410	60,013	442	519	34,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,268	148,667	179,114	1,541,909	3,966	672	94,217	(105,123)

Equity transactions:
Purchase payments received from contract owners (note 4)	18,832	23,510	404,983	556,007	-	-	-	1,832
Transfers between funds	(158,227)	(188,272)	3,536,627	(1,767,057)	(17,941)	-	(790,622)	(4,005,018)
Redemptions (notes 2, 3, and 4)	(36,274)	(37,134)	(1,093,156)	(1,156,664)	(103)	(158)	(27,057)	(527,088)
Adjustments to maintain reserves	2	(3)	4	(3)	4	(5)	(4)	(49)

Net equity transactions	(175,667)	(201,899)	2,848,458	(2,367,717)	(18,040)	(163)	(817,683)	(4,530,323)

Net change in contract owners’ equity	81,601	(53,232)	3,027,572	(825,808)	(14,074)	509	(723,466)	(4,635,446)
Contract owners’ equity at beginning of period	987,402	1,040,634	23,567,059	24,392,867	14,074	13,565	723,466	5,358,912

Contract owners’ equity at end of period	$1,069,003	987,402	26,594,631	23,567,059	-	14,074	-	723,466

CHANGE IN UNITS:
Beginning units	22,818	27,544	1,646,849	1,830,046	666	676	70,537	528,746
Units purchased	9,194	5,759	733,899	1,402,206	-	-	29,361	335,053
Units redeemed	(12,269)	(10,485)	(541,348)	(1,585,403)	(666)	(10)	(99,898)	(793,262)

Ending units	19,743	22,818	1,839,400	1,646,849	-	666	-	70,537

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPI2		DVIV		NOTC1		CLVQF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	9,565	-	119,442	-	-	-	141,078
Realized gain (loss) on investments	(30,465)	(257,785)	-	(872,999)	-	(3,690)	-	(176,295)
Change in unrealized gain (loss) on investments	28,683	(45,125)	-	(488,364)	-	(398)	-	223,395
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,782)	(293,345)	-	(1,241,921)	-	(4,088)	-	188,178

Equity transactions:
Purchase payments received from contract owners (note 4)	-	237	-	34,405	-	-	-	22,793
Transfers between funds	(453,732)	(2,071,610)	-	(3,956,482)	-	(24,058)	-	(6,472,151)
Redemptions (notes 2, 3, and 4)	(2,323)	(288,261)	-	(105,964)	-	(70)	-	(34,796)
Adjustments to maintain reserves	47	(1)	-	175	-	2	-	(9)

Net equity transactions	(456,008)	(2,359,635)	-	(4,027,866)	-	(24,126)	-	(6,484,163)

Net change in contract owners’ equity	(457,790)	(2,652,980)	-	(5,269,787)	-	(28,214)	-	(6,295,985)
Contract owners’ equity at beginning of period	457,790	3,110,770	-	5,269,787	-	28,214	-	6,295,985

Contract owners’ equity at end of period	$-	457,790	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	44,756	273,620	-	330,538	-	1,985	-	754,341
Units purchased	1,833	42,517	-	30,268	-	-	-	53,906
Units redeemed	(46,589)	(271,381)	-	(360,806)	-	(1,985)	-	(808,247)

Ending units	-	44,756	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDIVI		NVLCAP		NVLMP		PVAAAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	65,743	-	2,081	-	12,120	-	43,370
Realized gain (loss) on investments	-	(134,299)	-	(15,463)	-	(176,367)	-	(564,125)
Change in unrealized gain (loss) on investments	-	54,638	-	(3,077)	-	(33,402)	-	139,758
Reinvested capital gains	-	-	-	8,653	-	131,676	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(13,918)	-	(7,806)	-	(65,973)	-	(380,997)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	285,000	-	212	-	211,944	-	62,696
Transfers between funds	-	(586,900)	-	(233,068)	-	(2,737,890)	-	(3,063,094)
Redemptions (notes 2, 3, and 4)	-	(50,181)	-	(146,527)	-	(309,934)	-	(20,813)
Adjustments to maintain reserves	-	6	-	-	-	556	-	(1)

Net equity transactions	-	(352,075)	-	(379,383)	-	(2,835,324)	-	(3,021,212)

Net change in contract owners’ equity	-	(365,993)	-	(387,189)	-	(2,901,297)	-	(3,402,209)
Contract owners’ equity at beginning of period	-	365,993	-	387,189	-	2,901,297	-	3,402,209

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	33,334	-	32,192	-	244,693	-	326,312
Units purchased	-	68,065	-	33,987	-	32,676	-	31,578
Units redeemed	-	(101,399)	-	(66,179)	-	(277,369)	-	(357,890)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVAAAI		SIVMS2		SIVMP2		SIVMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	7,418	-	25,757	-	715	-	12,768
Realized gain (loss) on investments	-	(112,674)	-	(132,967)	-	(41,323)	-	14,713
Change in unrealized gain (loss) on investments	-	51,264	-	(11,751)	-	(78,029)	-	(194,701)
Reinvested capital gains	-	-	-	130,895	-	111,779	-	151,101

Net increase (decrease) in contract owners’ equity resulting from operations	-	(53,992)	-	11,934	-	(6,858)	-	(16,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	77,928	-	-	-	(252)
Transfers between funds	-	(486,110)	-	(1,684,869)	-	(1,021,837)	-	(3,208,236)
Redemptions (notes 2, 3, and 4)	-	(100)	-	(63,391)	-	(24,890)	-	(33,321)
Adjustments to maintain reserves	-	-	-	(2)	-	-	-	347

Net equity transactions	-	(486,210)	-	(1,670,334)	-	(1,046,727)	-	(3,241,462)

Net change in contract owners’ equity	-	(540,202)	-	(1,658,400)	-	(1,053,585)	-	(3,257,581)
Contract owners’ equity at beginning of period	-	540,202	-	1,658,400	-	1,053,585	-	3,257,581

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	52,145	-	126,059	-	73,984	-	241,346
Units purchased	-	-	-	33,624	-	185	-	58,264
Units redeemed	-	(52,145)	-	(159,683)	-	(74,169)	-	(299,610)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SIVDS2		SIVCS2		SIVBS2		WRGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	5,567	-	23,007	-	23,280	-	-
Realized gain (loss) on investments	-	(80,144)	-	(49,532)	-	(430,780)	-	(2,317)
Change in unrealized gain (loss) on investments	-	(3,242)	-	(24,022)	-	(14,296)	-	(1,192)
Reinvested capital gains	-	-	-	46,413	-	504,067	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(77,819)	-	(4,134)	-	82,271	-	(3,509)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	63,130	-	282,126	-	776,209	-	-
Transfers between funds	-	(1,059,966)	-	(1,680,556)	-	(2,383,491)	-	(16,509)
Redemptions (notes 2, 3, and 4)	-	(20,569)	-	(174,965)	-	(404,541)	-	(53)
Adjustments to maintain reserves	-	-	-	3	-	11	-	(1)

Net equity transactions	-	(1,017,405)	-	(1,573,392)	-	(2,011,812)	-	(16,563)

Net change in contract owners’ equity	-	(1,095,224)	-	(1,577,526)	-	(1,929,541)	-	(20,072)
Contract owners’ equity at beginning of period	-	1,095,224	-	1,577,526	-	1,929,541	-	20,072

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	97,716	-	130,684	-	145,051	-	504
Units purchased	-	338,908	-	63,768	-	75,655	-	-
Units redeemed	-	(436,624)	-	(194,452)	-	(220,706)	-	(504)

Ending units	-	-	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)

AB Small Cap Growth Class B (ABSCGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4)

American Funds The Bond Fund of America Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Capitalization Class 4 (AMVGS4)

American Funds Capital World Growth and Income Class 4 (AMVGW4)

American Funds American High-Income Trust Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World Class 4 (AMVNW4)

American Funds U.S. Government Securities Class 4 (AMVUA4)

American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)*

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2)

American Funds Mngd Rsk Growth Class P-2 (AVRGP2)

American Funds Mngd Rsk International P-2 (AVRIP2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value Class 1 (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value Class 1 (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Dynamic Capital Appreciation Serv II (FDCA2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Energy Service Class 2 (FNRS2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Fidelity VIP Value - Serv II (FV2)

Fidelity VIP FundsManager 20% Service 2 (FVF202)

Fidelity VIP FundsManager 50% Service 2 (FVF502)

Fidelity VIP FundsManager 60% Service 2 (FVF602)

Fidelity VIP FundsManager 70% Service 2 (FVF702)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

Fidelity VIP Value Strategies - Serv II (FVSS2)

Fidelity VIP Target Volatility - Serv II (FVTV2)

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Trend Driven Allocation - Ser (GVGMNS)

Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. American Value II (IVAVS2)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Main Street Mid Cap II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco V.I. Conservative Balanced II (OVCBS)*

Invesco V.I. Main Street II (OVGIS)

Invesco V.I. Global II (OVGSS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco V.I. Global Strategic Income II (OVSBS)

Invesco V.I. Core Bond II (OVTRBS)

IVY VIP

Delaware Ivy VIP Asset Strategy - Class 2 (WRASP)

Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP)

Delaware Ivy VIP Balanced - Class 2 (WRBP)

Delaware Ivy VIP Global Equity Income - Class 2 (WRDIV)

Delaware Ivy VIP Energy - Class 2 (WRENG)

Delaware Ivy VIP Global Bond - Class 2 (WRGBP)

Delaware Ivy VIP Natural Resources - Class 2 (WRGNR)

Delaware Ivy VIP Growth - Class 2 (WRGP)*

Delaware Ivy VIP High Income - Class 2 (WRHIP)

Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP)

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)

Delaware Ivy VIP Science and Technology - Class 2 (WRSTP)

Delaware Ivy VIP Value - Class 2 (WRVP)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Global Technology and Innovation - Serv (JAGTS)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson U.S. Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT New Discovery Series - Service (MNDSC)

MFS VIT Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

NVIT Bond Index - Class Y (NVBXD)

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT Investor Destinations Moderate Class P (NVIDMP)

NVIT Columbia Overseas Value Class X (NVMIVX)

NVIT Allspring Discovery II (NVMMG2)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT BNY Mellon Sustainable U.S. Equity I (NVNSR1)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market - Class Y (SAMY)

NVIT AQR Large Cap Defensive Style Class 1 (TRF)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)

Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)*

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF-1 (NOTMG1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF-2 (NOTMG2)

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts Probabilities Class 1 (NOVPB1)

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT All Asset - Inst (PMVAAI)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Banks (PROBNK)

ProFunds VP Bear (PROBR)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short Mid-Cap (PROSMC)

ProFunds VP Short NASDAQ-100 (PROSN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

ProFunds VP Short Small-Cap (PROSSC)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Multi Asset Absolute Return Cl IB (PVAR5B)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Large Cap Value Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

Putnam VT International Value Class IB (PVIGIB)

Putnam VT Sustainable Leaders Class IB (PVNOB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

RUSSELL INVESTMENT FUNDS

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Growth - Class A (VRVDIA)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF)

Allspring VT Opportunity - Class 2 (SVOF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020,the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
NVIT Allspring Discovery II (NVMMG2)	6/23/2021
Invesco V.I. American Value II (IVAVS2)	4/29/2021
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)	10/23/2020
NVIT Investor Destinations Moderate Class P (NVIDMP)	10/23/2020
NVIT Columbia Overseas Value Class X (NVMIVX)	10/16/2020
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)	9/4/2020
PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
Fidelity VIP Energy Service Class 2 (FNRS2)	5/1/2020
MFS VIT New Discovery Series - Service (MNDSC)	5/1/2020
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)	5/1/2020
Putnam VT International Value Class IB (PVIGIB)	5/1/2020
Putnam VT Sustainable Leaders Class IB (PVNOB)	5/1/2020
Northern Lights Rational Trend (HVDCT)		7/29/2021
Northern Lights Power Income Class 2 (NOVPI2)		3/18/2021
SEI Balanced Strategy Class II (SIVBS2)		9/25/2020
SEI Conservative Strategy Class II (SIVCS2)		9/25/2020
SEI Defensive Strategy Class II (SIVDS2)		9/25/2020
SEI Market Growth Strategy Class II (SIVMG2)		9/25/2020
SEI Market Plus Strategy Class II (SIVMP2)		9/25/2020
SEI Moderate Strategy Class II (SIVMS2)		9/25/2020
BNY Mellon International Value (DVIV)		4/30/2020
CVP AQR Managed Futures Strategy (CLVQF2)		4/23/2020

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco V.I. Value Opportunities II (AVBV2)	Invesco V.I. American Value II (IVAVS2)	4/30/2021
PIMCO VIT All Asset All Authority - Admin (PVAAAD)	PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
PIMCO VIT All Asset All Authority - Inst (PVAAAI)	PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)	10/23/2020
NVIT DFA Moderate Fund: Class P (NVLMP)	NVIT Investor Destinations Moderate Class P (NVIDMP)	10/23/2020
NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVIT Columbia Overseas Value Class X (NVMIVX)	10/16/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBC4	American Funds Washington Mutual Investors Class 4	American Funds Blue Chip Income and Growth 4	5/1/2021
AMVBD4	American Funds The Bond Fund of America Class 4	American Funds Bond Class 4	5/1/2021
AMVGW4	American Funds Capital World Growth and Income Class 4	American Funds Global Growth and Income Class 4	5/1/2021
AMVHI4	American Funds American High-Income Trust Class 4	American Funds High-Income Bond Class 4	5/1/2021
AMVUA4	American Funds U.S. Government Securities Class 4	American Funds US Government/AAA Rated Securities 4	5/1/2021
AVRBP2	American Funds Managed Risk Washington Mutual Investors	American Funds Managed Risk Blue Chip Income and Growth	5/1/2021
CSCRS	Credit Suisse Trust Commodity Return Strategy Class 1	Credit Suisse Trust Commodity Return Strategy	5/1/2021
GVGMNS	Goldman Sachs VIT Trend Driven Allocation - Ser	Goldman Sachs VIT Global Trends Allocation - Ser	12/31/2021
IVMCC2	Invesco V.I. Main Street Mid Cap II	Invesco V.I. Mid Cap Core Equity II	4/30/2021
OVCBS	Invesco V.I. Conservative Balanced II	Invesco Oppenheimer V.I. Conservative Balanced - S2	4/30/2021
OVGIS	Invesco V.I. Main Street II	Invesco Oppenheimer V.I. Main Street - S2	4/30/2021
OVGSS	Invesco V.I. Global II	Invesco Oppenheimer V.I. Global - S2	4/30/2021
OVSBS	Invesco V.I. Global Strategic Income II	Invesco Oppenheimer V.I. Global Strategic Inc - S2	4/30/2021
OVTRBS	Invesco V.I. Core Bond II	Invesco Oppenheimer V.I. Total Return Bond - S2	4/30/2021
WRASP	Delaware Ivy VIP Asset Strategy - Class 2	Ivy VIP Asset Strategy	7/1/2021
WRBDP	Delaware Ivy VIP Corporate Bond - Class 2	Ivy VIP Corporate Bond	7/1/2021
WRBP	Delaware Ivy VIP Balanced - Class 2	Ivy VIP Balanced	7/1/2021
WRDIV	Delaware Ivy VIP Global Equity Income - Class 2	Ivy VIP Global Equity Income	7/1/2021
WRENG	Delaware Ivy VIP Energy - Class 2	Ivy VIP Energy	7/1/2021
WRGBP	Delaware Ivy VIP Global Bond - Class 2	Ivy VIP Global Bond	7/1/2021
WRGNR	Delaware Ivy VIP Natural Resources - Class 2	Ivy VIP Natural Resources	7/1/2021
WRGP	Delaware Ivy VIP Growth - Class 2	Ivy VIP Growth	7/1/2021
WRHIP	Delaware Ivy VIP High Income - Class 2	Ivy VIP High Income	7/1/2021

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRLTBP	Delaware Ivy VIP Limited-Term Bond - Class 2	Ivy VIP Limited-Term Bond	7/1/2021
WRMCG	Delaware Ivy VIP Mid Cap Growth - Class 2	Ivy VIP Mid Cap Growth	7/1/2021
WRSTP	Delaware Ivy VIP Science and Technology - Class 2	Ivy VIP Science and Technology	7/1/2021
WRVP	Delaware Ivy VIP Value - Class 2	Ivy VIP Value	7/1/2021
NVMMG2	NVIT Allspring Discovery II	NVIT Wells Fargo Discovery II	12/6/2021
NVNSR1	NVIT BNY Mellon Sustainable U.S. Equity I	Nationwide Newton NVIT Sustainable U.S. Equity I	8/31/2021
NOVPDI	Ntrn Lts Donoghue Forlines Dividend VIT	Ntrn Lts Power Dividend Index	3/9/2021
NOVPM	Ntrn Lts Donoghue Forlines Momentum VIT	Ntrn Lts Power Momentum	3/9/2021
PVGMAA	PIMCO VIT Global Managed Asset Allocation Adm	PIMCO VIT Global Managed Allocation Adm	5/1/2021
PROAHY	ProFunds Access VP High Yield	ProFunds Access VP High Yield	4/26/2021
PVEIB	Putnam VT Large Cap Value Cl IB	Putnam VT Equity Income Cl IB	5/1/2021
TAVV	Third Avenue Value	Third Avenue FFI Strategies Portfolio	5/1/2021
VWHA	VanEck VIP Global Resources Initial Cl	VanEck VIP Global Hard Assets Initial Cl	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021
SVOF	Allspring VT Opportunity - Class 2	Wells Fargo VT Opportunity - Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor and Monument Advisor Select contract. These fees were $5,082,033 and $4,739,923 for the years ended December 31, 2021 and 2020, respectively. The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Monument Advisor and Monument Advisor Select offer the ROP Enhanced Death Benefit Rider for an annualized percentage of 0.15% of the daily contract value.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor and Monument Advisor Select, which is between 0.05% and 0.35% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $12,247,088 and $8,725,473 for the years ended December 31, 2021 and 2020, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $3,061 and $2,331 for the years ended December 31, 2021 and 2020, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$9,817,922,721	$-	$-	$9,817,922,721

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$20,431,186	$18,329,726
AASCO	7,026	1,021
ALCAI2	13,420,629	9,403,295
ALCGI2	15,734,272	16,955,452
ALMGI2	13,916,743	13,234,158
ABIGB	365,382	150,919
ABSCGB	301,841	97,255
ABTGB	6,794,209	4,668,374
ALVDAB	5,267	21,840
ALVGIA	5,363,993	5,443,018
ALVIVB	173,027	109,117
ALVSVB	12,648,101	10,086,875
AAEIP3	6,845,572	7,611,770
AAGEA2	692,569	3,235,977
ABEAA2	2,927,096	2,433,910
ACEAA2	846,940	742,257
AGEAA2	2,092,981	1,029,577
ARLPE3	420,072	1,006,048
AUGEA2	1,344,412	477,028
ACVB	5,887,737	4,201,639
ACVI	1,940,940	2,674,910
ACVIG	21,639,022	14,731,721
ACVIP2	28,294,491	8,434,221
ACVLVI	538,972	978,763
ACVMV1	137,444	698,289
ACVU1	22,628,593	21,045,250
ACVV	3,455,427	3,819,688
AMVAA4	18,533,947	6,595,998
AMVBC4	7,492,913	6,522,030
AMVBD4	20,574,813	4,600,532
AMVCB4	7,858,797	2,880,256
AMVGB4	2,057,021	1,540,230
AMVGG4	17,098,221	2,252,411
AMVGI4	17,886,065	7,006,176
AMVGR4	40,458,891	19,296,291
AMVGS4	8,864,272	1,380,060
AMVGW4	5,329,707	2,451,493
AMVHI4	118,028,615	119,195,408
AMVI4	7,765,639	9,184,248
AMVIG4	3,100,837	1,816,224
AMVM4	5,658,389	1,949,751
AMVNW4	24,047,724	10,512,413
AMVUA4	19,868,137	11,652,338
AVGIP2	-	57,752
AVPAP2	3,167,580	1,599,768
AVRBP2	797,193	1,400,041
AVRGP2	7,947	2,004

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AVRIP2	238	301
PIHYB2	22,576,135	15,353,718
PIVB2	7,469,145	4,617,231
PIVEI2	4,113,319	7,467,575
PIVF2	9,128,403	4,358,237
PIVMV2	5,049,018	1,750,431
PIVSI2	7,328,682	7,241,844
BRVCA3	2,205	13,316
BRVED3	14,387,856	7,680,953
BRVHY3	85,910,952	99,141,208
BRVTR3	11,696,139	7,616,799
BRVUG3	7,133,808	7,992,990
BVLCC3	10,617,995	4,065,121
BVLCV3	9,852,090	7,057,936
BVLFG3	10,171,093	16,528,189
MLVGA3	7,446,959	3,237,876
DSIF	14,783,910	14,693,218
DSRG	6,773,107	4,023,190
DVSCS	70,683,527	74,540,354
CVSBF	1,702,566	787,393
CLVGT2	22,388,362	16,272,762
CLVLV1	13,436,368	4,689,731
CLVSI2	8,335,174	3,914,630
CLVSV1	6,595,602	6,594,144
CSCRS	7,856,128	4,522,882
DWVSVS	13,331,534	15,175,177
DFVEA	15,241,367	6,843,552
DFVGB	27,365,330	18,478,078
DFVGMI	15,880,007	18,474,614
DFVIS	17,492,897	12,102,290
DFVIV	24,299,302	18,980,755
DFVSTF	29,688,818	31,644,931
DFVULV	29,039,801	27,767,712
DFVUTV	30,448,510	24,658,042
ETVFR	51,000,154	30,284,920
FHIB	17,997,705	9,072,279
FVK2S	6,262,731	7,428,179
FVU2	1,436,381	1,342,592
FB2	19,230,563	7,350,692
FC2	16,803,553	7,760,254
FDCA2	7,848	44
FDSCS2	7,746,875	4,359,900
FEI2	6,341,976	6,798,136
FG2	39,498,763	24,181,081
FGI2	4,638,128	1,983,612
FGO2	40,657,048	32,640,646
FHI2	17,146,039	21,367,064
FIGBP2	34,230,734	18,550,119
FMC2	5,278,893	2,001,556
FNRS2	15,329,445	10,464,671
FO2	2,732,934	2,256,422
FRESS2	5,767,504	2,691,284
FV2	16,362,655	9,637,093
FVF202	181	6,629
FVF502	8,794	111,863
FVF602	22,150	3,822
FVF702	44	1
FVFI2	3,637,623	5,278,451
FVICA2	10,050,417	6,927,777
FVSIS2	17,798,689	11,017,160

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FVSS2	2,791	1,460
FVTV2	53,682	267
FEOVF	8,349,124	5,101,169
FTVGI2	1,560,901	9,966,116
FTVGR2	1,621,533	1,066,867
FTVIS2	13,209,986	8,475,181
FTVMS2	1,041,662	1,289,178
FTVRD2	12,508,107	8,352,165
FTVSI2	3,123,570	7,996,539
FTVUG2	14,464,458	13,749,793
GVGMNS	23,782	1,018
GVMSA	1,214,239	516,736
GVFRB	15,309,169	8,695,418
GVLCVB	703	1,060
GVR2XS	135,157,774	139,302,501
GVRUGM	3	747,090
GVTRBE	31,403,300	22,564,633
RAF	10,291,687	10,145,635
RBF	17,232,081	16,975,068
RBKF	25,716,254	24,652,395
RBMF	8,338,925	7,746,482
RCPF	19,514,625	18,750,184
RELF	21,373,043	20,778,250
RENF	36,881,697	33,127,735
RESF	14,686,349	14,645,820
RFSF	23,546,182	21,010,185
RHCF	17,638,562	14,130,146
RHYS	18,754,407	22,578,172
RINF	10,766,975	11,374,266
RJNF	86,831,929	86,990,488
RLCE	7,363,003	7,892,424
RLCJ	780,241	981,834
RLF	14,701,580	20,440,697
RMED	1,030,457	899,678
RMEK	3,939,882	5,960,986
RNF	187,909,296	185,678,802
ROF	110,039,016	105,132,504
RPMF	23,547,686	23,403,672
RREF	12,552,656	9,475,990
RRF	22,557,199	22,179,844
RSRF	1,042,028	388,875
RTEC	20,882,895	17,378,210
RTEL	10,475,308	6,941,953
RTF	1,269,059,615	1,241,056,270
RTRF	19,898,960	21,514,439
RUF	902,600,636	901,570,603
RUGB	104,206,931	102,598,404
RUTL	8,294,899	7,556,099
RVARS	2,714,086	1,965,343
RVCMD	64,878,710	63,504,199
RVF	489,786,521	492,721,768
RVIDD	19,158,206	19,301,843
RVIMC	1,011,226	980,120
RVISC	5,712,970	5,685,236
RVLCG	36,608,382	31,985,238
RVLCV	36,881,231	34,347,870
RVLDD	61,606,277	55,308,561
RVMCG	10,265,450	11,036,039
RVMCV	25,990,488	29,985,973
RVMFU	636,114	1,693,172

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RVSCG	19,113,667	20,743,686
RVSCV	35,842,880	32,932,757
RVSDL	12,997,691	11,421,972
RVWDL	3,322,178	3,955,323
SBLD	1,314	35,177
SBLJ	1,361,622	968,373
SBLP	83,035,973	84,445,416
SBLQ	322,729	574,279
SBLX	83	-
SBLY	394,184	434,271
ACC1	12,053,543	9,507,002
ACGI	2,620,395	2,363,072
AVGI	2,531,678	426,702
AVHY1	37,348,815	37,755,988
AVIE	7,575,207	6,417,669
IVAVS2	73,115	286
IVBRA2	3,095,197	3,187,666
IVCPBI	17,209,913	10,604,055
IVDDI	4,524,602	3,381,046
IVGMMI	1,638,922,260	1,634,456,968
IVGS1	13,206,189	12,758,844
IVHS	1,858,287	1,893,146
IVKEI1	3,025,089	3,316,373
IVMCC2	1,097,982	952,556
IVRE	6,668,443	6,889,200
IVT	11,497,512	11,725,017
OVCBS	-	52,900
OVGIS	4,206,701	3,981,307
OVGSS	4,201,545	3,819,357
OVIGS	4,869,735	5,154,540
OVSBS	631,152	402,458
OVTRBS	2,278,552	2,572,137
WRASP	1,199,448	609,996
WRBDP	13,772,103	13,501,090
WRBP	747,780	279,464
WRDIV	1,428	21
WRENG	6,474,163	4,990,683
WRGBP	2,463,068	2,759,860
WRGNR	2,696,416	1,641,476
WRHIP	33,307,593	37,408,113
WRLTBP	1,919,741	2,262,245
WRMCG	11,938,391	5,762,692
WRSTP	5,812,215	3,094,973
WRVP	1,154,018	158,725
JABIN	15,560,362	13,550,625
JAEI	11,834,013	14,837,502
JAFBS	4,182,864	3,018,647
JAFRIN	12,686,059	7,068,058
JAGRIN	1,499,449	1,512,190
JAGTS	32,741	205,978
JAIG	8,349,909	3,183,265
JARIN	1,462,571	1,640,687
JIULVV	4,572,916	4,628,360
JMCVIN	7,818,847	7,987,592
JHEVTN	7,545,347	3,666,746
JPIGA2	4,337,019	5,330,696
JPIIB2	1,632,269	1,740,069
LZREMS	3,998,050	10,429,631
LZRGDM	90,812	1,916,078
LZRIES	6,708,638	8,150,652

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LZRUSM	1,627,226	2,236,480
LPVCAI	2,017,963	1,784,757
LPVCII	3,859,528	3,645,525
LPVQD2	15,260	175,355
LVCLGI	3,771,490	6,282,215
SBVSG2	20,714,874	17,017,255
SBVHY	70,954,330	71,213,191
LOVBD	13,420,685	14,423,479
LOVCDG	3,099,332	5,535,538
LOVGI	553,243	625,779
MNCPS	15,942,633	17,486,622
MEGSS	13,616,294	11,824,625
MNDSC	4,260,950	4,395,562
MVFSC	8,482,329	2,849,715
DTRTFY	13,058,003	7,860,318
GVEXD	140,523,769	93,934,149
GVIXY	33,000,214	22,662,892
MCIFD	18,104,858	13,423,941
NJMMAY	2,638,464	241,680
NVBXD	14,316,407	10,757,479
NVDCAP	162,272	19,728
NVFIY	736,384	779,892
NVGEY	5,150,660	2,260,020
NVIDMP	358,614	213,147
NVMIVX	383,176	190,495
NVMMG2	311,785	17,558
NVMMV1	533,597	211,876
NVNSR1	534,146	1,401,690
NVSIXD	44,722,087	26,122,269
SAMY	464,294,189	396,111,898
TRF	1,995,013	4,089,075
AMCG	4,533,488	5,501,651
AMRI	1,754,346	1,838,141
AMSRS	50,311	423,435
AMTB	8,749,983	4,694,862
NBARMS	1,846,456	1,493,646
NO7TB	206	16
NO7TB3	141,735	107,353
NOTAG1	650	80
NOTAG2	442,562	244,059
NOTB1	2,117	240
NOTB2	641,187	22,030
NOTBBA	3,238,280	3,461,809
NOTBE2	296,995	84,416
NOTC2	554,254	112,689
NOTG1	730,388	5,991,790
NOTG2	12,405	75,678
NOTGR1	12,997	447,719
NOTGR2	1,324,778	238,555
NOTMD1	2,475	618,527
NOTMD2	251,236	877,581
NOTMG1	204,154	262,067
NOTMG2	87,012	89,645
NOTMR1	1,959	265,585
NOVPB1	1,977,947	3,052,812
NOVPDI	781,690	809,882
NOVPM	6,112,581	3,712,779
PMUBAM	4,811,592	1,748,488
PMVAAA	7,868,287	7,328,090
PMVAAI	70,475	240

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVEBA	31,187,780	34,452,988
PMVFBA	3,062,747	3,203,394
PMVFHA	15,384,986	12,529,613
PMVGBA	1,651,230	848,234
PMVHYA	61,645,488	67,339,458
PMVID	41,643,464	15,054,675
PMVLDA	16,132,392	14,365,061
PMVLGA	28,953,968	22,321,182
PMVRRA	22,905,197	17,016,192
PMVRSA	15,545,144	14,834,867
PMVTRA	40,821,925	21,563,633
PVGCBA	2,058,018	1,627,719
PVGDAA	498	114
PVGMAA	640,259	494,286
PVSTA	24,432,687	20,100,880
PROA30	10,848,281	11,928,756
PROAHY	9,633,064	10,134,631
PROBIO	9,999,030	11,299,771
PROBL	70,639,881	70,548,902
PROBM	18,669,153	21,736,433
PROBNK	12,545,749	12,858,312
PROBR	6,804,267	7,157,148
PROCG	20,536,994	15,111,881
PROCS	10,531,830	10,433,209
PROE30	16,934,294	16,408,508
PROEM	14,360,972	17,810,918
PROFIN	15,305,407	12,395,349
PROFUD	480,888	741,411
PROGMM	834	1,613,108
PROGVP	10,729,588	10,258,841
PROHC	11,708,914	10,864,502
PROIND	16,723,672	14,687,581
PROINT	37,138,113	36,690,059
PROJP	3,596,876	7,193,519
PROLCG	28,570,230	25,504,783
PROLCV	9,872,259	6,924,596
PROMC	19,150,104	19,391,228
PROMCG	4,306,440	6,782,883
PROMCV	20,693,234	18,148,873
PRON	588,934,376	584,144,847
PRONET	11,197,900	15,361,822
PROOG	10,173,979	9,707,779
PROPHR	8,092,545	7,635,696
PROPM	8,832,059	9,028,463
PRORE	18,803,532	15,132,071
PRORRO	7,980,856	7,184,247
PROSC	26,078,311	31,504,982
PROSCG	11,751,298	10,528,283
PROSCN	15,526,223	15,046,562
PROSCV	20,648,343	21,218,418
PROSEM	15,944,821	15,826,132
PROSIN	1,729,163	1,700,329
PROSMC	352,583	347,299
PROSN	267,800,150	268,044,816
PROSSC	8,129,573	8,321,982
PROTEC	13,351,763	12,329,968
PROTEL	4,826,705	4,213,647
PROUB	23,499,511	26,104,590
PROUMC	9,702,063	8,467,263
PROUN	632,645,199	636,809,884

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PROUSC	16,940,361	16,928,457
PROUSN	239,799,438	236,871,721
PROUTL	10,276,426	8,647,569
PVAGIB	5,531,709	3,341,716
PVAR5B	1,187,894	219,061
PVDIB	5,207,491	5,613,115
PVEIB	11,060,963	7,321,414
PVHYB	12,132,878	15,558,785
PVIB	3,557,967	7,746,550
PVIGIB	2,747,468	1,985,798
PVNOB	2,319,386	2,125,549
RWMVI	4,933,110	3,616,706
RWMVN	116,164	644,093
ROCMC	7,904,117	6,044,248
ROCSC	2,707,230	4,155,918
RLVGRE	26,252	1,041
RLVIDM	14,106	1,307
RLVLBS	73,893	3,251
RLVLEG	17,701	209,398
RLVLMS	25,161	782
RLVSB	5,425	111
RLVUSC	7,807	-
RLVUSE	23,149	-
TRBCG2	28,107,727	29,259,891
TREI2	6,728,833	3,459,662
TRHS2	16,008,939	16,807,800
TRLT2	14,235,067	10,687,581
TAVV	4,669,333	2,688,002
TPVCGP	654,180	1,606,458
TPVSGP	2,065,895	618,383
VVGGS	11,109,483	12,298,628
VWBF	976,663	1,429,485
VWEM	11,036,430	17,437,790
VWHA	9,752,935	9,560,760
VVB	67,443,697	25,725,968
VVCA	17,252,200	5,656,253
VVCG	34,557,223	23,685,989
VVDV	22,827,729	6,703,595
VVEI	56,111,432	38,271,907
VVEIX	104,454,304	52,230,421
VVG	51,799,554	28,954,983
VVGBI	21,169,812	4,553,251
VVHGB	184,145,846	36,913,469
VVHYB	27,288,152	19,048,727
VVI	48,470,199	32,935,932
VVMA	18,804,802	4,488,925
VVMCI	44,399,019	18,498,763
VVREI	33,799,810	11,889,968
VVSCG	2,311,601	6,904,302
VVSTC	91,687,966	53,025,993
VVTISI	48,955,954	6,884,938
VVTSM	126,345,630	76,026,339
VRVDIA	846,288	583,590
VRVDRA	9,377,872	6,547,078
VRVNMA	3,384,291	6,196,250
SVDF	8,762,113	8,694,817
SVOF	543,168	663,680
MGRFV	10,811,348	6,722,482
AVBV2	513	18,046
HVDCT	104,393	883,477

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NOVPI2	7,607	463,614

	$12,371,233,973	$11,148,483,704

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2021	0.00%	to	0.15%	1,689,856	$11.91	to	$12.87	$20,213,663	14.32%	-6.01%	to	-5.87%
2020	0.00%	to	0.15%	1,764,747	12.65	to	13.70	22,372,473	7.44%	19.51%	to	19.69%
2019	0.00%	to	0.15%	1,209	10.57	to	11.46	12,776	0.23%	17.77%	to	17.94%
2018	0.00%	to	0.15%	603	8.96	to	9.73	5,405	8.73%	-4.51%	to	-4.38%
2017	0.00%	to	0.15%	510	9.37	to	10.19	4,781	0.00%	1.90%	to	11.28%
Alger Small Cap Growth Class I-2 (AASCO)
2021	0.00%	to	1.30%	292	61.55	to	69.70	18,886	0.00%	-7.27%	to	-6.06%
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
2018	0.00%	to	1.30%	6	31.51	to	34.32	197	0.00%	0.10%	to	1.45%
2017	0.00%	to	1.30%	6	31.48	to	33.83	200	0.00%	27.09%	to	28.73%
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	0.00%	to	1.30%	298,618	25.56	to	147.12	29,126,142	0.00%	17.59%	to	19.13%
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
2018	0.00%	to	1.30%	370	11.38	to	67.81	16,864	0.00%	-1.41%	to	-0.09%
2017	0.00%	to	1.30%	380	11.41	to	68.78	17,333	0.00%	14.10%	to	31.08%
Alger Large Cap Growth Class I-2 (ALCGI2)
2021	0.00%	to	1.30%	258,492	27.14	to	82.41	16,872,898	0.00%	10.40%	to	11.84%
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
2018	0.00%	to	1.30%	190	11.45	to	35.99	5,056	0.00%	0.87%	to	2.21%
2017	0.00%	to	1.30%	78	11.22	to	35.68	2,215	0.00%	12.20%	to	28.49%
Alger Mid Cap Growth Class I-2 (ALMGI2)
2021	0.00%	to	1.30%	168,742	23.71	to	90.53	8,856,520	0.00%	2.86%	to	4.20%
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
2018	0.00%	to	1.30%	74	10.66	to	42.12	1,727	0.00%	-8.65%	to	-7.44%
2017	0.00%	to	1.30%	66	11.53	to	46.11	1,748	0.00%	15.30%	to	29.80%
AB International Growth Class B (ABIGB)
2021	0.00%			61,283	16.14			988,864	0.00%	8.01%
2020	0.00%			53,011	14.94			791,977	1.06%	29.60%
2019	0.00%			52	11.53			597	0.29%	27.23%
2018	0.00%	to	0.15%	69	9.06	to	9.44	629	0.25%	-17.77%	to	-17.64%
2017	0.00%	to	0.15%	329	11.00	to	11.48	3,621	1.06%	14.80%	to	34.64%
AB Small Cap Growth Class B (ABSCGB)
2021	0.00%			18,941	63.95			1,211,288	0.00%	9.20%
2020	0.00%			20,087	58.56			1,176,334	0.00%	53.64%
2019	0.00%			21	38.12			794	0.00%	36.01%
2018	0.00%			22	28.03			626	0.00%	-1.09%
2017	0.00%			30	28.34			842	0.00%	33.81%
AB Global Thematic Growth Cl B (ABTGB)
2021	0.00%	to	0.15%	218,533	23.13	to	32.26	6,744,073	0.00%	22.39%	to	22.57%
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
2018	0.00%	to	0.15%	50	10.50	to	14.58	688	0.00%	-10.10%	to	-10.00%
2017	0.00%	to	0.15%	99	11.68	to	16.20	1,608	0.00%	16.80%	to	36.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AB Dynamic Asset Allocation Class B (ALVDAB)
2021	0.00%	to	0.15%	20,718	13.14	to	17.42	347,062	1.56%	9.11%	to	9.28%
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
2018	0.00%	to	0.15%	26	10.00	to	13.20	327	1.22%	-7.41%	to	-7.30%
2017	0.00%	to	0.15%	50	10.80	to	14.24	681	2.67%	8.00%	to	14.29%
AB Growth and Income Class A (ALVGIA)
2021	0.00%	to	0.15%	548,740	17.54	to	36.44	18,456,812	0.82%	27.96%	to	28.16%
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
2018	0.00%	to	1.30%	568	10.80	to	23.34	11,752	1.00%	-6.83%	to	-5.62%
2017	0.00%	to	1.30%	519	11.46	to	25.05	12,273	1.40%	14.60%	to	18.94%
AB International Value Class B (ALVIVB)
2021	0.00%			257,225	9.29			2,388,916	1.71%	10.85%
2020	0.00%			254,354	8.38			2,130,961	1.88%	2.21%
2019	0.00%			208	8.20			1,703	0.68%	16.79%
2018	0.00%	to	0.15%	309	7.02	to	8.61	2,170	1.11%	-23.13%	to	-22.94%
2017	0.00%	to	0.15%	247	9.11	to	11.20	2,250	1.47%	12.00%	to	25.14%
AB Small-Mid Cap Value - Class B (ALVSVB)
2021	0.00%	to	0.15%	501,743	15.64	to	37.91	18,274,685	0.60%	35.40%	to	35.60%
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
2018	0.00%	to	0.15%	430	9.38	to	22.62	9,532	0.00%	-15.42%	to	-15.31%
2017	0.00%	to	0.15%	389	11.09	to	26.71	10,335	0.00%	10.90%	to	12.84%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2021	0.00%	to	0.15%	831,310	9.82	to	10.47	8,681,482	2.07%	37.57%	to	37.77%
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
2018	0.00%	to	0.15%	953	7.94	to	8.43	8,008	1.52%	-19.14%	to	-18.94%
2017	0.00%	to	0.15%	1,235	9.82	to	10.40	12,840	1.98%	-1.80%	to	-0.86%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2021	0.00%	to	0.15%	223,032	15.96	to	24.23	5,204,147	1.02%	18.16%	to	18.33%
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
2018	0.00%	to	0.15%	206	10.08	to	15.24	2,970	1.44%	-9.52%	to	-9.34%
2017	0.00%	to	0.15%	184	11.14	to	16.81	2,892	1.59%	11.40%	to	19.81%
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2021	0.00%	to	0.15%	805,894	14.08	to	20.92	16,680,378	1.36%	10.62%	to	10.79%
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
2018	0.00%	to	0.15%	767	10.06	to	14.88	11,406	1.95%	-6.42%	to	-6.24%
2017	0.00%	to	0.15%	732	10.75	to	15.87	11,605	1.71%	7.50%	to	13.28%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2021	0.00%			363,723	15.72			5,717,149	1.39%	2.28%
2020	0.00%			371,843	15.37			5,714,645	1.69%	6.49%
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%
2018	0.00%	to	0.15%	343	10.06	to	13.18	4,516	2.25%	-2.52%	to	-2.37%
2017	0.00%	to	0.15%	317	10.32	to	13.50	4,264	1.67%	3.20%	to	6.22%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2021	0.00%	to	0.15%	403,239	15.19	to	23.08	9,197,392	1.27%	14.71%	to	14.88%
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
2018	0.00%	to	0.15%	538	10.08	to	15.25	8,173	1.55%	-8.20%	to	-8.02%
2017	0.00%	to	0.15%	610	10.98	to	16.58	10,091	1.53%	9.80%	to	17.26%
ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)
2021	0.00%	to	0.15%	42,113	18.39	to	20.67	865,676	3.54%	23.75%	to	23.93%
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
2018	0.00%	to	0.15%	71	9.76	to	10.92	766	5.17%	-12.62%	to	-12.50%
2017	0.00%	to	0.15%	72	11.17	to	12.48	893	2.02%	11.70%	to	24.92%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2021	0.00%			295,524	18.26			5,396,981	1.47%	6.47%
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
2018	0.00%	to	0.15%	282	10.08	to	14.01	3,941	1.96%	-4.36%	to	-4.24%
2017	0.00%	to	0.15%	290	10.54	to	14.63	4,250	2.15%	5.40%	to	9.92%
American Century VP Balanced - Class I (ACVB)
2021	0.00%	to	0.15%	489,110	16.14	to	34.09	16,431,824	0.73%	15.60%	to	15.77%
2020	0.00%	to	0.15%	461,366	13.96	to	29.45	13,367,544	1.18%	12.36%	to	12.53%
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
2018	0.00%	to	0.15%	470	10.38	to	21.83	10,270	1.41%	-3.98%	to	-3.83%
2017	0.00%	to	0.15%	486	10.81	to	22.70	11,024	1.60%	8.10%	to	13.90%
American Century VP International I (ACVI)
2021	0.00%	to	1.30%	152,330	17.25	to	33.02	4,996,670	0.15%	7.35%	to	8.75%
2020	0.00%	to	1.30%	178,240	15.89	to	30.37	5,387,322	0.37%	24.25%	to	25.88%
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
2018	0.00%	to	1.30%	150	9.86	to	18.78	2,807	1.08%	-16.35%	to	-15.25%
2017	0.00%	to	1.30%	116	11.64	to	22.16	2,563	0.82%	16.40%	to	31.20%
American Century VP Disciplined Core Value I (ACVIG)
2021	0.00%	to	1.30%	646,169	17.89	to	41.39	25,104,390	1.07%	22.05%	to	23.65%
2020	0.00%	to	1.30%	535,565	14.49	to	33.48	17,058,496	2.08%	10.36%	to	11.81%
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
2018	0.00%	to	1.30%	376	10.49	to	24.16	8,858	1.93%	-8.08%	to	-6.86%
2017	0.00%	to	1.30%	392	11.28	to	25.94	10,157	2.40%	12.80%	to	20.48%
American Century VP Inflation Protection Class II (ACVIP2)
2021	0.00%	to	0.15%	1,928,969	12.51	to	18.85	35,952,682	3.33%	6.11%	to	6.27%
2020	0.00%	to	0.15%	875,122	11.79	to	17.74	15,400,140	1.38%	9.39%	to	9.55%
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
2018	0.00%	to	1.30%	760	9.91	to	14.87	11,149	2.89%	-4.07%	to	-2.81%
2017	0.00%	to	1.30%	556	10.21	to	15.30	8,470	2.61%	2.10%	to	3.66%
American Century VP Large Company Value I (ACVLVI)
2021	0.00%	to	0.15%	126,393	15.59	to	24.83	3,085,521	1.43%	21.53%	to	21.71%
2020	0.00%	to	0.15%	150,528	12.83	to	20.40	3,022,978	1.80%	2.46%	to	2.62%
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
2018	0.00%	to	0.15%	116	9.84	to	15.60	1,810	1.76%	-8.12%	to	-8.02%
2017	0.00%	to	0.15%	136	10.71	to	16.96	2,311	1.91%	7.10%	to	11.07%
American Century VP Mid Cap Value I (ACVMV1)
2021	0.00%			183,965	41.61			7,654,890	1.14%	23.20%
2020	0.00%			200,569	33.77			6,774,028	1.80%	1.21%
2019	0.00%			236	33.37			7,880	2.06%	29.15%
2018	0.00%			254	25.84			6,566	1.41%	-12.82%
2017	0.00%			281	29.64			8,319	1.53%	11.68%
American Century VP Ultra I (ACVU1)
2021	0.00%	to	0.15%	470,621	28.97	to	67.79	29,948,915	0.00%	22.98%	to	23.16%
2020	0.00%	to	0.15%	484,065	23.56	to	55.04	25,165,041	0.00%	49.63%	to	49.85%
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
2018	0.00%	to	0.15%	152	11.72	to	27.29	3,859	0.00%	0.60%	to	0.74%
2017	0.00%	to	0.15%	208	11.65	to	27.09	5,609	0.00%	16.50%	to	32.21%
American Century VP Value I (ACVV)
2021	0.00%	to	0.15%	279,215	15.49	to	38.08	10,547,798	1.71%	24.32%	to	24.51%
2020	0.00%	to	0.15%	298,182	12.46	to	30.59	9,024,841	2.30%	0.83%	to	0.98%
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
2018	0.00%	to	1.30%	415	9.74	to	28.39	9,649	1.64%	-10.33%	to	-9.18%
2017	0.00%	to	1.30%	459	10.74	to	31.66	12,022	1.62%	7.32%	to	8.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Asset Allocation Class 4 (AMVAA4)
2021	0.00%	to	0.15%	3,262,257	16.04	to	20.42	65,700,748	1.44%	14.67%	to	14.84%
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
2018	0.00%	to	0.15%	2,289	10.35	to	13.11	29,894	1.56%	-4.96%	to	-4.86%
2017	0.00%	to	0.15%	1,755	10.89	to	13.78	24,096	1.55%	8.90%	to	15.90%
American Funds Washington Mutual Investors Class 4 (AMVBC4)
2021	0.00%	to	0.15%	1,460,861	16.99	to	24.41	34,626,840	1.30%	27.32%	to	27.51%
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
2018	0.00%	to	0.15%	1,342	10.19	to	14.58	19,280	2.08%	-9.10%	to	-8.93%
2017	0.00%	to	0.15%	966	11.21	to	16.01	15,301	2.01%	12.10%	to	16.69%
American Funds The Bond Fund of America Class 4 (AMVBD4)
2021	0.00%	to	0.15%	3,305,217	11.88	to	13.02	42,841,400	1.31%	-0.74%	to	-0.59%
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
2018	0.00%	to	0.15%	769	10.06	to	10.97	8,416	2.42%	-1.08%	to	-0.90%
2017	0.00%	to	0.15%	586	10.17	to	11.07	6,442	1.79%	1.70%	to	3.26%
American Funds Capital Income Builder Class 4 (AMVCB4)
2021	0.00%	to	0.15%	979,448	13.36	to	13.43	13,153,050	2.59%	14.51%	to	14.68%
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
2018	0.00%	to	0.15%	138	19.55	to	19.56	1,324	2.15%	-4.50%	to	-4.40%	****
American Funds Capital World Bond Class 4 (AMVGB4)
2021	0.00%	to	0.15%	437,516	11.28	to	11.62	5,077,408	1.54%	-5.32%	to	-5.18%
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
2018	0.00%	to	0.15%	257	10.14	to	10.40	2,671	1.67%	-1.74%	to	-1.61%
2017	0.00%	to	0.15%	197	10.32	to	10.57	2,078	0.00%	3.20%	to	6.66%
American Funds Global Growth Class 4 (AMVGG4)
2021	0.00%	to	0.15%	1,817,411	17.93	to	18.03	32,764,705	0.20%	15.96%	to	16.14%
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
2018	0.00%	to	0.15%	84	18.84			740	0.73%	-11.60%			****
American Funds Growth-Income Class 4 (AMVGI4)
2021	0.00%	to	0.15%	2,125,170	19.42	to	27.35	56,470,534	1.00%	23.61%	to	23.80%
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
2018	0.00%	to	0.15%	1,608	11.06	to	15.50	24,399	1.32%	-2.21%	to	-2.02%
2017	0.00%	to	0.15%	1,408	11.31	to	15.82	22,122	1.53%	13.10%	to	22.07%
American Funds Growth Class 4 (AMVGR4)
2021	0.00%	to	0.15%	2,818,738	27.09	to	40.20	111,219,410	0.06%	21.50%	to	21.68%
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%
2018	0.00%	to	0.15%	2,214	11.30	to	16.69	36,222	0.26%	-0.70%	to	-0.54%
2017	0.00%	to	0.15%	1,974	11.38	to	16.78	32,776	0.54%	13.80%	to	27.99%
American Funds Global Small Capitalization Class 4 (AMVGS4)
2021	0.00%	to	0.15%	894,592	15.74	to	15.83	14,151,397	0.00%	6.27%	to	6.43%
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
2018	0.00%	to	0.15%	151	18.75	to	18.76	1,324	0.02%	-12.50%	to	-12.40%	****
American Funds Capital World Growth and Income Class 4 (AMVGW4)
2021	0.00%	to	0.15%	726,050	14.37	to	14.45	10,489,264	1.61%	14.29%	to	14.46%
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
2018	0.00%	to	0.15%	107	18.89	to	18.90	948	1.77%	-11.10%	to	-11.00%	****
American Funds American High-Income Trust Class 4 (AMVHI4)
2021	0.00%	to	0.15%	949,698	13.03	to	14.96	14,182,728	2.77%	8.02%	to	8.18%
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
2018	0.00%	to	0.15%	194	10.00	to	11.44	2,214	2.04%	-2.82%	to	-2.64%
2017	0.00%	to	0.15%	915	10.29	to	11.75	10,744	7.59%	2.90%	to	6.62%
American Funds International Class 4 (AMVI4)
2021	0.00%	to	0.15%	2,089,216	13.68	to	15.74	32,595,582	2.33%	-1.86%	to	-1.71%
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
2018	0.00%	to	0.15%	1,969	10.02	to	11.49	22,501	1.52%	-13.55%	to	-13.35%
2017	0.00%	to	0.15%	1,737	11.59	to	13.26	22,966	1.53%	15.90%	to	31.81%
American Funds International Growth and Income Class 4 (AMVIG4)
2021	0.00%	to	0.15%	843,101	11.85	to	11.92	10,040,969	3.01%	4.93%	to	5.09%
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
2018	0.00%	to	0.15%	239	18.75	to	18.76	2,092	3.87%	-12.50%	to	-12.40%	****
American Funds Mortgage Class 4 (AMVM4)
2021	0.00%	to	0.15%	1,266,815	10.98	to	12.04	15,221,445	0.26%	-0.93%	to	-0.78%
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
2018	0.00%	to	0.15%	843	9.97	to	10.88	9,175	3.67%	-0.10%	to	0.00%
2017	0.00%	to	0.15%	294	9.98	to	10.88	3,190	1.39%	-0.20%	to	1.02%
American Funds New World Class 4 (AMVNW4)
2021	0.00%	to	0.15%	4,171,812	16.14	to	18.38	76,191,153	0.66%	4.47%	to	4.63%
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
2018	0.00%	to	0.15%	2,275	9.76	to	11.06	25,088	0.81%	-14.39%	to	-14.26%
2017	0.00%	to	0.15%	1,223	11.40	to	12.90	15,757	1.03%	14.00%	to	29.13%
American Funds U.S. Government Securities Class 4 (AMVUA4)
2021	0.00%	to	0.15%	2,458,757	11.67	to	11.73	28,837,827	1.23%	-1.02%	to	-0.88%
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
2018	0.00%	to	0.15%	558	20.27	to	20.28	5,735	4.37%	2.70%	to	2.80%	****
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
2020	0.00%			3,300	17.07			56,342	1.70%	9.58%
2019	0.00%			3	15.58			52	0.37%	18.85%
2018	0.00%			3	13.11			44	1.06%	-1.94%
2017	0.00%			3	13.37			45	0.99%	20.34%
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2021	0.00%	to	0.15%	516,539	14.39	to	17.14	8,674,191	1.35%	12.34%	to	12.50%
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%
2018	0.00%	to	0.15%	363	10.28	to	12.19	4,394	1.29%	-5.08%	to	-4.91%
2017	0.00%	to	0.15%	259	10.83	to	12.82	3,285	0.73%	8.30%	to	14.77%
American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2)
2021	0.00%	to	0.15%	120,818	13.44	to	16.51	1,980,765	1.53%	16.94%	to	17.11%
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
2018	0.00%	to	0.15%	210	10.25	to	12.53	2,612	3.09%	-7.49%	to	-7.39%
2017	0.00%	to	0.15%	226	11.08	to	13.53	3,048	1.69%	10.80%	to	15.05%
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
2021	0.00%			7,335	24.83			182,107	0.55%	12.89%
2020	0.00%			7,421	21.99			163,196	0.67%	32.03%
2019	0.00%			18	16.66			295	0.86%	21.74%
2018	0.00%			18	13.68			244	0.00%	-0.36%
2017	0.00%			18	13.73			247	0.00%	25.96%
American Funds Mngd Rsk International P-2 (AVRIP2)
2021	0.00%			3,418	11.95			40,850	0.55%	-4.13%
2020	0.00%			3,442	12.47			42,905	1.19%	2.80%
2019	0.00%			4	12.13			44	1.67%	17.64%
2018	0.00%			4	10.31			38	1.69%	-10.50%
2017	0.00%			4	11.52			42	0.73%	28.72%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2021	0.00%	to	0.15%	365,411	12.08	to	25.40	9,231,705	4.81%	5.29%	to	5.45%
2020	0.00%			82,146	24.09			1,978,952	5.11%	1.98%
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
2018	0.00%	to	0.15%	50	9.87	to	20.67	1,030	4.48%	-4.08%	to	-3.95%
2017	0.00%	to	0.15%	134	10.29	to	21.52	2,883	4.33%	2.90%	to	7.01%
Amundi Pioneer Bond VCT II (PIVB2)
2021	0.00%	to	0.15%	1,271,864	11.90	to	19.79	24,487,061	1.94%	0.07%	to	0.22%
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
2018	0.00%	to	0.15%	1,157	10.11	to	16.73	19,143	3.07%	-1.08%	to	-0.95%
2017	0.00%	to	0.15%	870	10.22	to	16.89	14,631	2.61%	2.20%	to	3.62%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	0.00%	to	0.15%	144,902	15.84	to	40.86	5,737,576	1.15%	25.14%	to	25.33%
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
2018	0.00%	to	1.30%	338	10.16	to	26.10	8,571	2.11%	-9.97%	to	-8.77%
2017	0.00%	to	1.30%	402	11.16	to	28.61	11,468	1.46%	11.60%	to	15.18%
Amundi Pioneer Fund VCT Class II (PIVF2)
2021	0.00%	to	0.15%	222,177	22.94	to	52.85	11,372,895	0.08%	27.46%	to	27.65%
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
2018	0.00%	to	1.30%	44	11.11	to	25.49	1,099	0.74%	-3.03%	to	-1.73%
2017	0.00%	to	1.30%	40	11.33	to	25.94	1,029	1.33%	13.30%	to	21.33%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2021	0.00%	to	0.15%	163,049	14.80	to	33.73	5,278,634	0.56%	29.18%	to	29.37%
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
2018	0.00%	to	0.15%	56	8.81	to	19.98	1,091	0.42%	-19.62%	to	-19.50%
2017	0.00%	to	0.15%	52	10.96	to	24.82	1,286	0.46%	9.60%	to	12.87%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2021	0.00%	to	0.15%	890,218	11.96	to	20.96	17,829,160	3.04%	1.58%	to	1.73%
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
2018	0.00%	to	0.15%	729	10.04	to	17.52	12,573	3.00%	-2.05%	to	-1.96%
2017	0.00%	to	0.15%	769	10.25	to	17.87	13,740	3.36%	2.50%	to	4.75%
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
2021	0.00%			183	53.78			9,833	0.00%	20.89%
2020	0.00%			441	44.49			19,619	0.00%	41.52%
2019	0.00%			1	31.44			34	0.00%	31.55%
2018	0.00%			1	23.90			32	0.00%	2.14%
2017	0.00%			1	23.40			32	0.00%	32.95%
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2021	0.00%	to	0.15%	758,102	16.39	to	31.23	23,199,035	1.33%	20.12%	to	20.30%
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%
2018	0.00%	to	0.15%	407	10.37	to	19.66	7,995	1.78%	-7.49%	to	-7.44%
2017	0.00%	to	0.15%	343	11.21	to	21.24	7,261	1.63%	12.10%	to	16.51%
BlackRock High Yield V.I. Cl3 (BRVHY3)
2021	0.00%	to	0.15%	2,271,361	12.88	to	18.13	40,871,793	4.27%	5.05%	to	5.21%
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
2018	0.00%	to	0.15%	784	10.00	to	14.01	10,838	5.25%	-3.10%	to	-2.91%
2017	0.00%	to	0.15%	1,488	10.32	to	14.43	21,371	4.93%	3.20%	to	7.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Total Return V.I. Cl3 (BRVTR3)
2021	0.00%	to	0.15%	1,842,460	11.69	to	13.47	24,522,453	1.36%	-1.84%	to	-1.69%
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
2018	0.00%	to	0.15%	1,201	10.08	to	11.56	13,809	2.48%	-0.88%	to	-0.69%
2017	0.00%	to	0.15%	1,115	10.17	to	11.64	12,955	2.21%	1.70%	to	3.19%
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2021	0.00%	to	0.15%	346,358	11.01	to	11.68	4,040,723	0.83%	-1.96%	to	-1.81%
2020	0.00%	to	0.15%	425,420	11.23	to	11.89	5,048,651	1.51%	5.88%	to	6.03%
2019	0.00%	to	0.15%	165	10.61	to	11.22	1,849	2.02%	5.98%	to	6.14%
2018	0.00%	to	0.15%	264	10.01	to	10.57	2,785	1.96%	-0.20%	to	0.00%
2017	0.00%	to	0.15%	112	10.03	to	10.57	1,182	1.81%	0.30%	to	1.25%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2021	0.00%	to	0.15%	239,776	20.70	to	43.47	9,962,641	0.07%	27.87%	to	28.06%
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
2018	0.00%	to	0.15%	201	10.57	to	22.09	4,004	1.91%	-5.62%	to	-5.52%
2017	0.00%	to	0.15%	63	11.20	to	23.38	1,443	1.34%	12.00%	to	21.96%
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
2021	0.00%	to	0.15%	243,014	16.40	to	33.96	7,444,109	1.38%	26.03%	to	26.22%
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
2018	0.00%	to	0.15%	126	10.13	to	20.88	2,423	2.05%	-8.57%	to	-8.46%
2017	0.00%	to	0.15%	83	11.08	to	22.81	1,874	2.04%	10.80%	to	16.85%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2021	0.00%	to	0.15%	355,012	26.20	to	58.85	18,337,056	0.00%	17.60%	to	17.78%
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
2018	0.00%	to	0.15%	201	11.77	to	26.33	5,087	0.00%	2.62%	to	2.77%
2017	0.00%	to	0.15%	154	11.47	to	25.62	3,925	0.00%	14.70%	to	29.26%
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2021	0.00%	to	0.15%	1,120,399	14.91	to	20.94	23,167,532	0.83%	6.26%	to	6.42%
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
2018	0.00%	to	0.15%	1,271	9.90	to	13.84	17,505	0.91%	-7.74%	to	-7.61%
2017	0.00%	to	0.15%	1,318	10.73	to	14.98	19,685	1.29%	7.30%	to	13.74%
BNY Mellon Stock Index (DSIF)
2021	0.00%	to	1.30%	1,262,535	20.99	to	55.38	48,380,786	1.13%	26.75%	to	28.41%
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
2018	0.00%	to	1.30%	2,166	10.72	to	27.86	41,928	1.64%	-5.88%	to	-4.62%
2017	0.00%	to	1.30%	2,298	11.30	to	29.21	50,062	1.73%	13.00%	to	21.51%
BNY Mellon Sustainable U.S. Equity (DSRG)
2021	0.00%	to	1.30%	219,882	21.61	to	55.70	11,655,813	0.73%	25.36%	to	27.00%
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%
2018	0.00%	to	1.30%	34	10.25	to	26.29	892	1.71%	-5.67%	to	-4.43%
2017	0.00%	to	1.30%	35	10.74	to	27.51	960	1.14%	7.40%	to	15.35%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2021	0.00%	to	0.15%	889,678	16.95	to	52.33	44,389,869	0.67%	25.95%	to	26.14%
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
2018	0.00%	to	0.15%	1,081	9.98	to	30.68	32,248	0.71%	-9.11%	to	-8.96%
2017	0.00%	to	0.15%	938	10.98	to	33.70	31,482	0.59%	9.80%	to	12.41%
Calvert VP SRI Balanced Class F (CVSBF)
2021	0.00%	to	0.15%	306,948	16.99	to	19.91	6,058,278	1.26%	14.55%	to	14.72%
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
2018	0.00%	to	0.15%	107	10.43	to	12.17	1,302	1.88%	-2.80%	to	-2.64%
2017	0.00%	to	0.15%	104	10.73	to	12.50	1,304	2.95%	7.30%	to	11.31%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
CVP Seligman Global Technology - Class 2 (CLVGT2)
2021	0.00%	to	1.30%	392,703	32.24	to	145.12	37,649,099	0.30%	36.90%	to	38.69%
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
2018	0.00%	to	1.30%	251	10.33	to	46.31	9,735	0.00%	-9.65%	to	-8.46%
2017	0.00%	to	1.30%	312	11.31	to	50.59	14,788	0.00%	13.10%	to	34.94%
CVP Select Large Cap Value Class 1 (CLVLV1)
2021	0.00%	to	0.15%	782,942	17.29	to	34.74	24,709,291	0.00%	26.10%	to	26.29%
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
2018	0.00%	to	0.15%	553	10.13	to	20.27	10,428	0.00%	-12.37%	to	-12.21%
2017	0.00%	to	0.15%	360	11.56	to	23.09	8,232	0.00%	15.60%	to	20.95%
CVP Strategic Income 2 (CLVSI2)
2021	0.00%	to	0.15%	680,253	12.15	to	13.08	8,872,446	5.27%	1.48%	to	1.63%
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
2018	0.00%	to	0.15%	196	10.22	to	10.95	2,146	3.50%	-0.78%	to	-0.64%
2017	0.00%	to	0.15%	224	10.30	to	11.02	2,465	4.15%	3.00%	to	5.86%
CVP Select Small Cap Value Class 1 (CLVSV1)
2021	0.00%	to	0.15%	126,270	16.11	to	29.88	3,616,420	0.00%	30.73%	to	30.93%
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
2018	0.00%	to	0.15%	108	9.61	to	17.75	1,897	0.00%	-12.72%	to	-12.60%
2017	0.00%	to	0.15%	130	11.01	to	20.31	2,638	0.00%	10.10%	to	12.27%
Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS)
2021	0.00%	to	0.15%	903,076	6.78	to	12.34	6,231,027	5.87%	27.71%	to	27.90%
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
2018	0.00%	to	0.15%	289	5.05	to	9.22	1,485	2.23%	-11.77%	to	-11.56%
2017	0.00%	to	0.15%	294	5.71	to	10.45	1,681	8.91%	1.42%	to	4.50%
Delaware VIP Small Cap Value - Service (DWVSVS)
2021	0.00%	to	0.15%	617,359	14.89	to	19.11	11,636,663	0.73%	33.81%	to	34.01%
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
2018	0.00%	to	0.15%	570	8.93	to	11.41	6,404	0.58%	-17.08%	to	-16.96%
2017	0.00%	to	0.15%	493	10.77	to	13.74	6,744	0.75%	7.70%	to	11.71%
DFA VA Equity Allocation (DFVEA)
2021	0.35%	to	0.50%	3,799,741	15.85	to	15.95	60,619,133	2.23%	23.75%	to	23.94%
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
2018	0.35%	to	0.50%	1,119	9.16	to	9.18	10,276	2.78%	-11.67%	to	-11.48%
2017	0.35%	to	0.50%	93	20.37			960	1.87%	3.70%		*	***
DFA VA Global Bond (DFVGB)
2021	0.00%	to	0.50%	12,068,893	10.47	to	12.49	139,966,512	0.75%	-1.53%	to	-1.04%
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%
2018	0.00%	to	0.50%	10,444	10.16	to	11.94	117,558	4.89%	1.20%	to	1.70%
2017	0.00%	to	0.50%	8,490	10.04	to	11.74	95,106	1.92%	0.40%	to	2.18%
DFA VA Global Moderate Allocation (DFVGMI)
2021	0.35%	to	0.50%	4,422,592	14.90	to	16.87	74,313,191	1.44%	13.63%	to	13.81%
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
2018	0.35%	to	0.50%	4,447	10.08	to	11.36	50,430	2.25%	-7.35%	to	-7.19%
2017	0.35%	to	0.50%	3,539	10.88	to	12.24	43,301	2.11%	8.80%	to	14.18%
DFA VA International Small (DFVIS)
2021	0.00%	to	0.50%	4,320,829	14.15	to	27.97	80,045,470	2.59%	13.99%	to	14.56%
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
2018	0.00%	to	0.50%	4,385	9.25	to	18.01	55,070	1.74%	-20.19%	to	-19.74%
2017	0.00%	to	0.50%	3,594	11.59	to	22.44	57,733	2.88%	15.90%	to	29.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA VA International Value (DFVIV)
2021	0.00%	to	0.50%	8,325,656	12.73	to	18.68	114,884,175	4.09%	17.53%	to	18.11%
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
2018	0.00%	to	0.50%	8,599	9.61	to	13.90	90,969	2.91%	-17.51%	to	-17.06%
2017	0.00%	to	0.50%	6,470	11.65	to	16.76	85,259	3.27%	16.50%	to	25.83%
DFA VA Short-Term Fixed (DFVSTF)
2021	0.00%	to	0.50%	8,123,713	10.28	to	10.87	85,273,024	0.01%	-0.69%	to	-0.19%
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
2018	0.00%	to	0.50%	8,292	10.14	to	10.56	85,311	2.00%	1.30%	to	1.73%
2017	0.00%	to	0.50%	4,400	10.01	to	10.38	44,863	1.15%	0.10%	to	0.87%
DFA VA U.S. Large Value (DFVULV)
2021	0.00%	to	0.50%	8,101,135	15.45	to	42.77	179,557,985	1.75%	26.40%	to	27.04%
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
2018	0.00%	to	0.50%	8,406	9.95	to	27.14	125,371	2.37%	-12.57%	to	-12.11%
2017	0.00%	to	0.50%	6,606	11.38	to	30.88	118,168	2.10%	13.80%	to	19.09%
DFA VA U.S. Targeted Value (DFVUTV)
2021	0.00%	to	0.50%	5,712,781	16.08	to	44.52	128,488,880	1.45%	38.98%	to	39.68%
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
2018	0.00%	to	0.50%	5,122	9.17	to	25.01	68,856	1.03%	-16.33%	to	-15.88%
2017	0.00%	to	0.50%	4,250	10.96	to	29.73	71,203	1.19%	9.41%	to	9.79%
Eaton Vance VT Floating-Rate Income (ETVFR)
2021	0.00%	to	0.15%	4,729,381	11.46	to	15.09	70,834,523	2.88%	3.47%	to	3.63%
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
2018	0.00%	to	0.15%	5,587	10.17	to	13.33	74,134	3.83%	-0.20%	to	-0.07%
2017	0.00%	to	0.15%	4,811	10.19	to	13.34	64,153	3.28%	1.90%	to	3.49%
Federated Hermes High Income Bond II (FHIB)
2021	0.00%	to	0.15%	784,907	12.55	to	30.58	23,541,057	4.61%	4.69%	to	4.85%
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
2018	0.00%	to	1.30%	404	9.94	to	24.11	9,475	7.54%	-4.55%	to	-3.29%
2017	0.00%	to	1.30%	503	10.29	to	24.93	12,448	4.87%	2.90%	to	6.95%
Federated Hermes Kaufmann II - Service (FVK2S)
2021	0.00%	to	0.15%	165,139	20.73	to	44.36	6,170,409	0.00%	2.11%	to	2.26%
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
2018	0.00%	to	0.15%	187	11.87	to	25.28	4,144	0.00%	3.40%	to	3.56%
2017	0.00%	to	0.15%	113	11.48	to	24.41	2,588	0.00%	14.80%	to	27.94%
Federated Hermes Managed Volatility II (FVU2)
2021	0.00%	to	0.15%	290,700	14.49	to	34.50	9,859,576	1.79%	18.33%	to	18.51%
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%
2018	0.00%	to	1.30%	393	10.12	to	23.99	9,320	2.78%	-9.67%	to	-8.50%
2017	0.00%	to	1.30%	363	11.08	to	26.22	9,493	3.97%	10.80%	to	18.11%
Fidelity VIP Balanced - Serv II (FB2)
2021	0.00%	to	0.15%	1,395,682	18.46	to	32.51	41,289,038	0.79%	17.81%	to	17.99%
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
2018	0.00%	to	0.15%	847	10.37	to	18.18	14,718	1.30%	-4.60%	to	-4.42%
2017	0.00%	to	0.15%	725	10.87	to	19.02	13,564	1.41%	8.70%	to	16.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Contrafund - Serv II (FC2)
2021	0.00%	to	0.15%	1,041,253	22.47	to	47.03	44,885,480	0.03%	27.32%	to	27.51%
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
2018	0.00%	to	0.15%	1,042	10.35	to	21.57	22,148	0.42%	-6.84%	to	-6.66%
2017	0.00%	to	0.15%	1,136	11.11	to	23.11	26,104	0.78%	11.10%	to	21.57%
Fidelity VIP Dynamic Capital Appreciation Serv II (FDCA2)
2021	0.00%			1,874	49.30			92,385	0.12%	24.27%
2020	0.00%			1,875	39.67			74,378	0.04%	33.34%
2019	0.00%			2	29.75			56	0.39%	29.82%
2018	0.00%			2	22.92			43	0.34%	-5.13%
2017	0.00%			2	24.16			45	0.62%	23.45%
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2021	0.00%	to	0.15%	402,345	15.82	to	35.66	13,727,481	0.15%	20.21%	to	20.39%
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
2018	0.00%	to	0.15%	131	9.06	to	20.33	2,604	0.60%	-13.38%	to	-13.27%
2017	0.00%	to	0.15%	105	10.46	to	23.44	2,447	0.00%	4.60%	to	6.79%
Fidelity VIP Equity-Income - Serv II (FEI2)
2021	0.00%	to	0.15%	267,265	16.69	to	34.08	8,895,348	1.45%	24.42%	to	24.60%
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
2018	0.00%	to	0.15%	123	9.94	to	20.22	2,477	1.89%	-8.72%	to	-8.51%
2017	0.00%	to	0.15%	213	10.89	to	22.10	4,699	1.84%	8.90%	to	12.64%
Fidelity VIP Growth - Serv II (FG2)
2021	0.00%	to	0.15%	662,135	27.04	to	62.71	38,525,319	0.00%	22.72%	to	22.90%
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
2018	0.00%	to	0.15%	358	11.49	to	26.53	9,475	0.00%	-0.61%	to	-0.45%
2017	0.00%	to	0.15%	500	11.56	to	26.65	13,317	0.00%	15.60%	to	34.80%
Fidelity VIP Growth & Income - Serv II (FGI2)
2021	0.00%	to	0.15%	170,379	17.64	to	39.07	6,165,414	2.66%	25.45%	to	25.64%
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
2018	0.00%	to	0.15%	134	10.11	to	22.29	2,963	0.35%	-9.33%	to	-9.21%
2017	0.00%	to	0.15%	141	11.15	to	24.55	3,437	1.10%	11.50%	to	16.63%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2021	0.00%	to	0.15%	771,116	34.11	to	83.95	59,872,595	0.00%	11.50%	to	11.67%
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
2018	0.00%	to	0.15%	278	12.98	to	31.81	8,254	0.05%	11.99%	to	12.20%
2017	0.00%	to	0.15%	140	11.59	to	28.35	3,953	0.09%	15.90%	to	34.17%
Fidelity VIP High Income - Serv II (FHI2)
2021	0.00%			328,936	17.59			5,786,662	3.59%	4.29%
2020	0.00%			594,216	16.87			10,023,455	5.28%	2.42%
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%
2018	0.00%	to	0.15%	284	9.90	to	14.35	4,063	6.67%	-3.79%	to	-3.63%
2017	0.00%	to	0.15%	484	10.29	to	14.89	7,213	3.62%	2.90%	to	6.89%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2021	0.00%	to	0.15%	6,599,667	11.91	to	14.72	96,761,782	1.88%	-1.04%	to	-0.90%
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
2018	0.00%	to	0.15%	2,024	10.11	to	12.43	25,148	2.47%	-0.98%	to	-0.80%
2017	0.00%	to	0.15%	1,944	10.21	to	12.53	24,352	2.29%	2.10%	to	3.98%
Fidelity VIP Mid Cap - Serv II (FMC2)
2021	0.00%	to	0.15%	381,280	17.40	to	31.30	11,405,308	0.40%	25.12%	to	25.31%
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
2018	0.00%	to	0.15%	351	9.61	to	17.20	5,943	0.00%	-14.88%	to	-14.77%
2017	0.00%	to	0.15%	344	11.29	to	20.18	6,951	0.51%	12.90%	to	20.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Energy Service Class 2 (FNRS2)
2021	0.00%	to	0.15%	364,920	18.04	to	18.08	6,597,274	2.60%	54.60%	to	54.83%
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity VIP Overseas - Serv II (FO2)
2021	0.00%	to	0.15%	407,844	16.86	to	23.01	9,284,082	0.35%	19.21%	to	19.39%
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
2018	0.00%	to	0.15%	481	9.65	to	13.11	6,298	1.28%	-15.13%	to	-15.04%
2017	0.00%	to	0.15%	717	11.37	to	15.43	11,065	1.33%	13.70%	to	29.99%
Fidelity VIP Real Estate - Serv II (FRESS2)
2021	0.00%	to	0.15%	485,317	15.19	to	30.08	14,187,285	1.08%	38.44%	to	38.64%
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
2018	0.00%	to	0.15%	532	9.60	to	18.93	9,980	2.76%	-6.61%	to	-6.47%
2017	0.00%	to	0.15%	532	10.28	to	20.24	10,725	1.52%	2.80%	to	3.79%
Fidelity VIP Value - Serv II (FV2)
2021	0.00%	to	0.15%	303,257	17.07	to	36.49	10,561,391	1.61%	29.52%	to	29.72%
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
2018	0.00%	to	0.15%	132	9.45	to	20.12	2,483	0.78%	-14.25%	to	-14.09%
2017	0.00%	to	0.15%	158	11.02	to	23.42	3,691	1.09%	10.20%	to	15.37%
Fidelity VIP FundsManager 20% Service 2 (FVF202)
2021	0.00%			956	14.89			14,237	0.78%	3.52%
2020	0.00%			1,407	14.39			20,240	0.98%	8.07%
2019	0.00%			1	13.31			19	1.77%	10.16%
2018	0.00%			1	12.08			17	1.68%	-1.87%
2017	0.00%			1	12.31			18	1.15%	7.23%
Fidelity VIP FundsManager 50% Service 2 (FVF502)
2021	0.00%			12,843	20.56			264,092	0.94%	9.88%
2020	0.00%			18,460	18.71			345,465	0.97%	13.89%
2019	0.00%			24	16.43			391	1.47%	17.69%
2018	0.00%			31	13.96			433	1.20%	-5.42%
2017	0.00%			38	14.76			559	0.96%	14.24%
Fidelity VIP FundsManager 60% Service 2 (FVF602)
2021	0.00%			39,193	22.87			896,245	0.96%	12.21%
2020	0.00%			39,371	20.38			802,366	0.93%	14.92%
2019	0.00%			53	17.73			942	1.38%	20.25%
2018	0.00%			54	14.75			800	1.11%	-6.47%
2017	0.00%			55	15.77			874	0.97%	16.73%
Fidelity VIP FundsManager 70% Service 2 (FVF702)
2021	0.00%			83	24.89			2,075	0.90%	14.44%
2020	0.00%			83	21.75			1,805	0.80%	15.94%
2019	0.00%			-	18.76			2	1.23%	22.54%
2018	0.00%			-	15.31			1	0.88%	-7.66%
2017	0.00%			-	16.58			1	0.79%	18.94%
Fidelity VIP Freedom Income Serv II (FVFI2)
2021	0.00%	to	0.15%	493,887	12.87	to	13.68	6,730,592	0.73%	2.87%	to	3.03%
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
2018	0.00%	to	0.15%	89	10.19	to	10.79	960	1.55%	-2.39%	to	-2.26%
2017	0.00%	to	0.15%	68	10.44	to	11.04	747	3.55%	4.40%	to	8.34%
Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)
2021	0.00%	to	0.15%	1,231,478	18.48	to	30.13	35,772,586	0.00%	11.94%	to	12.11%
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
2018	0.00%	to	0.15%	897	10.22	to	16.59	14,290	0.56%	-13.10%	to	-12.96%
2017	0.00%	to	0.15%	585	11.76	to	19.06	11,144	0.00%	17.60%	to	36.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2021	0.00%	to	0.15%	2,869,695	12.31	to	16.15	45,745,934	2.49%	3.38%	to	3.53%
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
2018	0.00%	to	0.15%	2,170	10.08	to	13.16	28,453	3.63%	-2.89%	to	-2.81%
2017	0.00%	to	0.15%	2,432	10.38	to	13.54	32,833	3.18%	3.80%	to	7.55%
Fidelity VIP Value Strategies - Serv II (FVSS2)
2021	0.00%			895	34.71			31,055	1.25%	33.34%
2020	0.00%			939	26.03			24,440	1.07%	8.02%
2019	0.00%			1	24.10			23	1.38%	34.10%
2018	0.00%			1	17.97			21	0.69%	-17.49%
2017	0.00%			2	21.78			34	1.24%	19.08%
Fidelity VIP Target Volatility - Serv II (FVTV2)
2021	0.00%			21,887	19.05			416,855	0.02%	12.03%
2020	0.00%			21,902	17.00			372,327	1.29%	8.99%
2019	0.00%			22	15.60			342	1.11%	18.65%
2018	0.00%			33	13.15			440	1.48%	-5.94%
2017	0.00%			38	13.98			526	1.10%	16.31%
First Eagle Overseas Variable (FEOVF)
2021	0.00%	to	0.15%	1,971,648	12.42	to	25.96	49,110,158	0.98%	4.29%	to	4.44%
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
2018	0.00%	to	0.15%	2,280	9.52	to	19.81	44,544	2.24%	-10.69%	to	-10.56%
2017	0.00%	to	0.15%	2,123	10.66	to	22.15	46,946	1.17%	6.60%	to	14.59%
Franklin Templeton Global Bond II (FTVGI2)
2021	0.00%	to	0.15%	937,708	9.11	to	16.18	14,990,137	0.00%	-5.14%	to	-4.99%
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
2018	0.00%	to	0.15%	2,493	9.97	to	17.63	43,646	0.00%	1.84%	to	1.97%
2017	0.00%	to	0.15%	2,350	9.79	to	17.29	40,501	0.00%	-2.10%	to	1.89%
Franklin Global Real Estate II (FTVGR2)
2021	0.00%	to	0.15%	140,513	14.51	to	31.06	4,193,414	0.85%	26.60%	to	26.79%
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
2019	0.00%			123	25.90			3,197	3.27%	22.19%	to	22.37%
2018	0.00%	to	0.15%	156	9.93	to	21.16	3,293	2.71%	-6.85%	to	-6.78%
2017	0.00%	to	0.15%	176	10.66	to	22.70	4,002	3.04%	6.60%	to	10.46%
Franklin Income II (FTVIS2)
2021	0.00%	to	0.15%	952,769	13.76	to	32.10	29,042,224	4.87%	16.58%	to	16.75%
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
2018	0.00%	to	0.15%	837	10.13	to	23.53	19,209	4.90%	-4.43%	to	-4.31%
2017	0.00%	to	0.15%	823	10.60	to	24.59	20,090	4.24%	6.00%	to	9.68%
Franklin Mutual Shares II (FTVMS2)
2021	0.00%	to	0.15%	80,484	12.95	to	32.44	2,582,139	2.70%	18.99%	to	19.17%
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%
2018	0.00%	to	0.15%	163	9.38	to	23.39	3,672	2.37%	-9.20%	to	-9.06%
2017	0.00%	to	0.15%	185	10.33	to	25.72	4,596	2.48%	3.30%	to	8.34%
Franklin Rising Dividends II (FTVRD2)
2021	0.00%	to	0.15%	603,503	20.21	to	24.34	14,435,492	0.96%	26.60%	to	26.79%
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
2018	0.00%	to	0.15%	453	10.68	to	12.81	5,788	1.23%	-5.24%	to	-5.04%
2017	0.00%	to	0.15%	354	11.27	to	13.49	4,772	1.31%	12.70%	to	20.55%
Franklin Strategic Income II (FTVSI2)
2021	0.00%	to	0.15%	517,230	11.31	to	21.18	10,850,995	3.27%	1.96%	to	2.11%
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
2018	0.00%	to	0.15%	684	9.95	to	18.56	12,687	2.75%	-2.36%	to	-2.11%
2017	0.00%	to	0.15%	787	10.19	to	18.96	14,919	2.93%	1.90%	to	4.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Franklin U.S. Government Securities II (FTVUG2)
2021	0.00%	to	0.15%	800,740	10.75	to	13.55	10,712,039	2.22%	-1.97%	to	-1.83%
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
2018	0.00%	to	0.15%	444	10.07	to	12.63	5,610	2.33%	0.20%	to	0.32%
2017	0.00%	to	0.15%	393	10.05	to	12.59	4,954	2.71%	0.50%	to	1.29%
Goldman Sachs VIT Trend Driven Allocation - Ser (GVGMNS)
2021	0.00%			12,961	15.28			198,077	0.00%	16.17%
2020	0.00%			13,031	13.16			171,429	0.29%	4.11%
2019	0.00%			13	12.64			166	1.50%	11.94%
2018	0.00%			13	11.29			149	0.67%	-4.32%
2017	0.00%			13	11.80			156	0.00%	13.14%
Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)
2021	0.00%	to	0.15%	429,605	11.13	to	11.42	4,791,700	1.37%	4.50%	to	4.66%
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
2018	0.00%	to	0.15%	239	9.19	to	9.47	2,199	1.12%	-7.25%	to	-7.08%
2017	0.00%	to	0.15%	486	9.89	to	10.21	4,812	2.77%	2.10%	to	5.10%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2021	0.00%	to	0.15%	1,817,705	11.11	to	12.99	23,396,989	2.44%	2.35%	to	2.50%
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
2018	0.00%	to	0.15%	2,726	10.12	to	11.78	31,994	2.96%	-0.98%	to	-0.76%
2017	0.00%	to	0.15%	2,417	10.22	to	11.87	28,673	3.31%	2.20%	to	3.49%
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
2021	0.00%			1,118	32.48			36,328	2.05%	27.03%
2020	0.00%			1,153	25.57			29,481	2.22%	2.21%
2019	0.00%			1	25.02			37	1.78%	21.82%
2018	0.00%			2	20.54			31	1.35%	-9.52%
2017	0.00%			2	22.70			35	1.28%	15.82%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2021	0.00%			42,425	30.52			1,294,904	0.00%	25.77%
2020	0.00%			164,212	24.27			3,985,222	0.24%	17.20%
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
2018	0.00%	to	0.15%	36	8.71	to	14.07	490	0.00%	-26.31%	to	-26.22%
2017	0.00%	to	0.15%	136	11.82	to	19.07	2,593	0.00%	18.20%	to	26.29%
Guggenheim Rydex US Government Money Market (GVRUGM)
2021	0.00%			25,838	11.26			290,855	0.00%	0.00%
2020	0.00%			92,205	11.26			1,037,947	0.07%	0.07%
2019	0.00%			144	11.25			1,615	0.87%	-0.43%	to	0.87%
2018	0.00%	to	1.30%	157	9.21	to	11.15	1,753	0.56%	-0.75%	to	0.54%
2017	0.00%	to	1.30%	195	9.28	to	11.09	2,157	0.00%	-1.28%	to	0.00%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2021	0.00%	to	0.15%	5,442,870	12.41	to	16.81	90,648,878	1.71%	-0.58%	to	-0.43%
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%
2018	0.00%	to	0.15%	3,536	10.49	to	14.15	49,735	4.30%	0.96%	to	1.14%
2017	0.00%	to	0.15%	3,309	10.39	to	13.99	46,229	4.50%	3.90%	to	6.71%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2021	0.00%	to	0.15%	237,119	0.44	to	2.80	126,558	0.00%	-25.57%	to	-25.45%
2020	0.00%			181,390	0.59			107,365	0.24%	-38.00%
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
2018	0.00%	to	1.30%	3,150	1.09	to	8.46	4,221	0.00%	-3.54%	to	-2.21%
2017	0.00%	to	1.30%	46	1.13	to	8.72	63	0.00%	-25.66%	to	-12.80%
Guggenheim Rydex Biotechnology (RBF)
2021	0.00%	to	0.15%	66,672	15.40	to	68.92	3,489,982	0.00%	1.27%	to	1.42%
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
2018	0.00%	to	1.30%	79	10.09	to	44.93	2,923	0.00%	-10.62%	to	-9.45%
2017	0.00%	to	1.30%	115	11.16	to	49.62	5,518	0.00%	11.60%	to	29.45%
Guggenheim Rydex Banking (RBKF)
2021	0.00%	to	1.30%	246,055	10.48	to	14.17	3,051,568	0.52%	31.77%	to	33.49%
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
2019	0.00%			184	10.13			1,867	0.60%	26.73%	to	28.39%
2018	0.00%	to	1.30%	284	6.95	to	9.07	2,245	0.45%	-20.21%	to	-19.24%
2017	0.00%	to	1.30%	388	8.71	to	11.24	3,785	0.43%	11.10%	to	12.56%
Guggenheim Rydex Basic Materials (RBMF)
2021	0.00%	to	0.15%	64,583	16.70	to	35.20	2,202,902	0.56%	22.75%	to	22.94%
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
2018	0.00%	to	1.30%	37	9.38	to	19.69	727	0.31%	-18.53%	to	-17.44%
2017	0.00%	to	1.30%	223	11.38	to	23.85	5,320	0.41%	13.80%	to	21.44%
Guggenheim Rydex Consumer Products (RCPF)
2021	0.00%	to	0.15%	179,476	13.33	to	40.50	6,820,481	0.95%	10.45%	to	10.62%
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
2018	0.00%	to	1.30%	187	9.20	to	27.82	5,214	0.53%	-13.27%	to	-12.13%
2017	0.00%	to	1.30%	145	10.49	to	31.66	4,592	1.18%	4.90%	to	11.52%
Guggenheim Rydex Electronics (RELF)
2021	0.00%	to	1.30%	87,006	35.22	to	80.43	5,424,646	0.00%	36.47%	to	38.25%
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
2018	0.00%	to	1.30%	36	10.30	to	23.42	759	0.00%	-13.87%	to	-12.71%
2017	0.00%	to	1.30%	112	11.82	to	26.83	2,956	0.00%	18.20%	to	31.07%
Guggenheim Rydex Energy (RENF)
2021	0.00%	to	1.30%	532,010	8.39	to	11.70	5,774,038	0.74%	48.52%	to	50.46%
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
2018	0.00%	to	1.30%	164	7.96	to	11.50	1,709	0.78%	-26.47%	to	-25.51%
2017	0.00%	to	1.30%	163	10.70	to	15.64	2,305	0.00%	-7.46%	to	7.00%
Guggenheim Rydex Energy Services (RESF)
2021	0.00%	to	0.15%	346,096	3.97	to	4.10	1,411,803	0.09%	17.33%	to	17.50%
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
2018	0.00%	to	1.30%	30	5.41	to	5.85	167	1.08%	-46.38%	to	-45.61%
2017	0.00%	to	1.30%	45	9.97	to	10.91	459	0.00%	-19.72%	to	-0.30%
Guggenheim Rydex Financial Services (RFSF)
2021	0.00%	to	1.30%	339,417	16.94	to	22.19	7,470,443	0.30%	33.52%	to	35.26%
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%
2018	0.00%	to	1.30%	77	9.83	to	12.82	988	0.29%	-13.45%	to	-12.31%
2017	0.00%	to	1.30%	430	11.22	to	14.62	6,280	0.57%	12.20%	to	15.57%
Guggenheim Rydex Health Care (RHCF)
2021	0.00%	to	1.30%	155,800	18.98	to	53.52	7,541,472	0.00%	17.30%	to	18.84%
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
2018	0.00%	to	1.30%	70	11.03	to	30.96	2,032	0.00%	-0.08%	to	1.24%
2017	0.00%	to	1.30%	100	10.91	to	30.58	3,062	0.00%	9.10%	to	22.86%
Guggenheim Rydex High Yield Strategy (RHYS)
2021	0.00%	to	0.15%	156,599	11.67	to	13.58	2,117,401	0.00%	1.54%	to	1.69%
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
2018	0.00%	to	0.15%	62	10.18	to	11.79	725	7.54%	-0.97%	to	-0.84%
2017	0.00%	to	0.15%	66	10.28	to	11.89	788	3.43%	2.80%	to	6.83%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Internet (RINF)
2021	0.00%			30,155	73.44			2,214,662	0.00%	-4.66%
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
2018	0.00%	to	1.30%	39	11.20	to	38.32	1,292	0.00%	-4.44%	to	-3.21%
2017	0.00%	to	1.30%	35	11.59	to	39.59	1,333	0.00%	15.90%	to	33.98%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2021	0.00%			687,627	2.66			1,827,190	0.00%	0.97%
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
2019	0.00%			309	3.34			1,032	0.00%	-14.41%	to	-13.29%
2018	0.00%	to	1.30%	549	2.63	to	9.64	2,111	0.00%	2.33%	to	3.77%
2017	0.00%	to	1.30%	622	2.57	to	9.30	2,304	0.00%	-10.14%	to	-7.00%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2021	0.00%			3,292	13.71			45,126	0.28%	18.71%
2020	0.00%			67,571	11.55			780,337	0.64%	0.24%
2019	0.00%			124	11.52			1,429	2.09%	26.77%	to	28.43%
2018	0.00%	to	1.30%	31	8.73	to	9.12	277	0.30%	-20.05%	to	-18.97%
2017	0.00%	to	1.30%	82	10.92	to	11.27	906	0.60%	12.70%	to	28.57%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2021	0.00%			5,950	32.26			191,945	0.00%	-14.09%
2020	0.00%			11,422	37.55			428,938	0.74%	40.46%
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
2018	0.00%	to	1.30%	7	10.29	to	19.23	127	0.00%	-23.98%	to	-22.96%
2017	0.00%	to	1.30%	106	13.38	to	24.96	2,648	0.00%	33.80%	to	50.27%
Guggenheim Rydex Leisure (RLF)
2021	0.00%			35,751	38.13			1,363,045	0.00%	0.92%
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
2019	0.00%			98	31.22			3,066	0.16%	27.61%	to	29.28%
2018	0.00%	to	1.30%	10	9.23	to	24.15	237	0.38%	-14.55%	to	-13.41%
2017	0.00%	to	1.30%	157	10.68	to	27.89	4,385	0.29%	6.80%	to	20.11%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2021	0.00%			3,576	63.24			226,126	0.00%	35.25%
2020	0.00%			2,154	46.76			100,720	0.28%	10.69%
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
2018	0.00%	to	1.30%	10	9.20	to	43.04	314	0.01%	-20.44%	to	-19.40%
2017	0.00%	to	1.30%	8	11.43	to	54.10	321	0.00%	14.30%	to	22.45%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2021	0.00%			9,610	48.16			462,860	0.06%	19.00%
2020	0.00%			52,796	40.47			2,136,877	0.00%	20.04%
2019	0.00%			2	33.72			59	0.00%	33.62%	to	35.37%
2018	0.00%	to	1.30%	19	9.13	to	34.64	464	0.00%	-20.61%	to	-19.57%
2017	0.00%	to	1.30%	24	11.36	to	43.63	735	0.00%	13.60%	to	20.04%
Guggenheim Rydex Nova (RNF)
2021	0.00%	to	1.30%	461,540	26.28	to	71.24	32,636,025	0.33%	40.35%	to	42.18%
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%
2018	0.00%	to	1.30%	478	10.67	to	28.78	13,657	0.00%	-11.49%	to	-10.31%
2017	0.00%	to	1.30%	774	11.91	to	32.09	24,730	0.00%	19.10%	to	31.79%
Guggenheim Rydex NASDAQ-100 (ROF)
2021	0.00%	to	1.30%	365,374	27.56	to	103.96	37,377,541	0.00%	23.92%	to	25.54%
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
2018	0.00%	to	1.30%	187	11.11	to	43.30	7,331	0.00%	-3.09%	to	-1.81%
2017	0.00%	to	1.30%	320	11.34	to	44.68	13,548	0.00%	13.40%	to	31.12%
Guggenheim Rydex Precious Metals (RPMF)
2021	0.00%	to	0.15%	204,167	16.16	to	16.55	3,378,805	3.91%	-9.33%	to	-9.19%
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
2018	0.00%	to	1.30%	288	7.08	to	8.92	2,568	4.96%	-17.67%	to	-16.56%
2017	0.00%	to	1.30%	1,056	8.60	to	10.69	11,291	3.64%	5.00%	to	7.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Real Estate (RREF)
2021	0.00%	to	0.15%	172,344	14.87	to	27.39	4,694,629	0.81%	33.87%	to	34.07%
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
2018	0.00%	to	1.30%	266	9.51	to	18.63	4,576	0.69%	-8.54%	to	-7.34%
2017	0.00%	to	1.30%	77	10.27	to	20.37	1,434	1.79%	2.70%	to	6.63%
Guggenheim Rydex Retailing (RRF)
2021	0.00%	to	0.15%	64,015	20.74	to	50.32	3,136,220	0.00%	11.58%	to	11.75%
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
2019	0.00%			14	31.34			429	0.00%	22.87%	to	24.48%
2018	0.00%	to	1.30%	95	10.42	to	25.18	2,392	0.00%	-4.50%	to	-3.23%
2017	0.00%	to	1.30%	129	10.79	to	26.02	3,362	0.00%	7.90%	to	12.84%
Guggenheim Long Short Equity (RSRF)
2021	0.00%	to	0.15%	102,996	13.49	to	22.52	2,265,963	0.67%	23.61%	to	23.80%
2020	0.00%	to	0.15%	71,051	10.91	to	18.19	1,265,781	0.85%	4.77%	to	4.93%
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
2018	0.00%	to	1.30%	149	9.88	to	17.84	2,431	0.00%	-14.07%	to	-12.93%
2017	0.00%	to	1.30%	159	11.37	to	20.76	2,992	0.00%	13.38%	to	14.85%
Guggenheim Rydex Technology (RTEC)
2021	0.00%	to	0.15%	113,450	28.71	to	72.34	7,903,899	0.00%	20.32%	to	20.50%
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
2018	0.00%	to	1.30%	126	11.48	to	28.78	3,506	0.00%	-2.79%	to	-1.51%
2017	0.00%	to	1.30%	216	11.67	to	29.22	6,305	0.00%	16.70%	to	32.64%
Guggenheim Rydex Telecommunications (RTEL)
2021	0.00%			288,789	19.22			5,550,702	0.62%	8.98%
2020	0.00%			104,310	17.64			1,839,640	0.52%	9.49%
2019	0.00%			89	16.11			1,439	0.00%	11.75%	to	13.21%
2018	0.00%	to	1.30%	78	9.85	to	14.23	1,106	0.59%	-6.55%	to	-5.26%
2017	0.00%	to	1.30%	132	10.42	to	15.02	1,990	0.58%	4.20%	to	5.85%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2021	0.00%	to	1.30%	626,897	32.11	to	94.75	59,059,626	0.00%	56.25%	to	58.29%
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
2018	0.00%	to	1.30%	185	10.62	to	31.19	5,648	0.00%	-16.49%	to	-15.41%
2017	0.00%	to	1.30%	110	12.57	to	36.87	4,027	0.00%	25.70%	to	43.52%
Guggenheim Rydex Transportation (RTRF)
2021	0.00%			45,725	52.25			2,389,178	0.00%	22.17%
2020	0.00%			80,158	42.77			3,428,205	0.07%	40.62%
2019	0.00%			47	30.41			1,431	0.00%	20.66%	to	22.24%
2018	0.00%	to	1.30%	18	9.31	to	24.88	350	0.00%	-21.11%	to	-20.05%
2017	0.00%	to	1.30%	102	11.66	to	31.12	3,179	0.00%	16.60%	to	22.04%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2021	0.00%	to	0.15%	242,934	1.11	to	4.00	287,633	0.00%	-24.55%	to	-24.44%
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91%	to	-22.91%
2018	0.00%	to	1.30%	689	1.58	to	9.19	1,836	0.00%	2.60%	to	4.10%
2017	0.00%	to	1.30%	139	1.54	to	8.86	341	0.00%	-18.09%	to	-11.40%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2021	0.00%			187,999	24.24			4,557,030	0.33%	-7.49%
2020	0.00%			149,633	26.20			3,920,866	0.13%	21.96%
2019	0.00%			110	21.48			2,358	1.20%	15.27%	to	16.78%
2018	0.00%	to	1.30%	219	10.16	to	18.40	4,024	1.61%	-6.53%	to	-5.30%
2017	0.00%	to	1.30%	111	10.75	to	19.43	2,151	1.27%	7.50%	to	9.65%
Guggenheim Rydex Utilities (RUTL)
2021	0.00%	to	0.15%	156,302	13.99	to	32.71	5,092,801	1.42%	14.35%	to	14.52%
2020	0.00%			138,089	28.56			3,944,013	2.05%	-5.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
2018	0.00%	to	1.30%	372	10.87	to	25.35	9,417	2.06%	2.42%	to	3.82%
2017	0.00%	to	1.30%	182	10.49	to	24.75	4,425	1.88%	4.90%	to	10.97%
Guggenheim Multi-Hedge Strategies (RVARS)
2021	0.00%	to	0.15%	426,371	11.83	to	12.36	5,238,181	0.00%	7.94%	to	8.10%
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
2018	0.00%	to	0.15%	227	9.75	to	10.14	2,300	0.00%	-5.16%	to	-5.06%
2017	0.00%	to	0.15%	299	10.28	to	10.68	3,193	0.00%	2.80%	to	3.69%
Guggenheim Rydex Commodities Strategy (RVCMD)
2021	0.00%	to	0.15%	1,073,485	3.02	to	11.82	3,253,235	0.00%	39.34%	to	39.54%
2020	0.00%			856,462	2.17			1,855,560	1.27%	-22.72%
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
2018	0.00%	to	0.15%	475	2.43	to	9.55	1,196	4.32%	-15.33%	to	-15.26%
2017	0.00%	to	0.15%	668	2.87	to	11.27	1,913	0.00%	4.74%	to	12.70%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2021	0.00%	to	1.30%	152,812	59.24	to	459.49	65,822,355	0.00%	51.47%	to	53.45%
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
2018	0.00%	to	1.30%	256	11.50	to	88.78	20,298	0.00%	-10.49%	to	-9.31%
2017	0.00%	to	1.30%	273	12.70	to	97.89	24,292	0.00%	27.00%	to	69.48%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2021	0.00%			3,828,033	0.09			349,028	0.00%	-35.33%
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92%	to	-36.10%
2018	0.00%	to	1.30%	733	0.32	to	7.02	345	0.00%	0.00%	to	2.50%
2017	0.00%	to	1.30%	229	0.32	to	6.94	97	0.00%	-40.74%	to	-30.60%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2021	0.00%			13	0.92			12	0.00%	-23.23%
2020	0.00%			13	1.20			16	0.72%	-24.89%
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34%	to	-20.31%
2018	0.00%	to	1.30%	142	1.52	to	10.05	319	0.00%	9.35%	to	10.80%
2017	0.00%	to	1.30%	10	1.39	to	9.07	18	0.00%	-14.72%	to	-9.30%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2021	0.00%			27,715	0.80			22,279	0.00%	-18.48%
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64%	to	-20.62%
2018	0.00%	to	1.30%	1,338	1.41	to	10.04	2,409	0.00%	10.16%	to	11.11%
2017	0.00%	to	1.30%	78	1.28	to	9.05	126	0.00%	-14.67%	to	-9.50%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2021	0.00%	to	0.15%	227,643	21.89	to	57.81	13,125,861	0.00%	27.40%	to	27.59%
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%
2018	0.00%	to	1.30%	185	10.69	to	28.11	5,167	0.00%	-6.86%	to	-5.64%
2017	0.00%	to	1.30%	173	11.35	to	29.79	5,151	0.00%	13.50%	to	24.38%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2021	0.00%	to	1.30%	266,052	14.22	to	33.84	8,816,048	0.57%	30.61%	to	32.32%
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
2018	0.00%	to	1.30%	170	9.79	to	23.20	3,772	0.00%	-14.43%	to	-13.30%
2017	0.00%	to	1.30%	269	11.31	to	26.76	7,139	0.78%	13.10%	to	15.84%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2021	0.00%	to	1.30%	116,316	25.33	to	86.47	8,997,376	0.00%	38.79%	to	40.60%
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
2018	0.00%	to	1.30%	60	12.06	to	40.99	2,380	0.14%	-15.36%	to	-14.23%
2017	0.00%	to	1.30%	185	14.09	to	47.79	8,601	0.04%	40.90%	to	58.51%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2021	0.00%	to	1.30%	138,462	15.78	to	46.85	6,440,511	0.00%	10.76%	to	12.21%
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
2018	0.00%	to	1.30%	57	9.38	to	27.73	1,556	0.00%	-15.96%	to	-14.83%
2017	0.00%	to	1.30%	68	11.03	to	32.56	2,134	0.00%	10.30%	to	18.79%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2021	0.00%	to	0.15%	104,465	15.63	to	37.74	3,926,603	0.07%	31.05%	to	31.25%
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
2018	0.00%	to	1.30%	39	9.10	to	21.86	856	0.00%	-20.04%	to	-18.98%
2017	0.00%	to	1.30%	150	11.24	to	26.98	4,025	0.00%	11.69%	to	13.17%
Guggenheim Global Managed Futures Strategy (RVMFU)
2021	0.00%	to	0.15%	367,846	7.72	to	10.68	2,846,643	0.00%	0.79%	to	0.94%
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%
2019	0.00%			423	7.46			3,155	0.89%	7.98%	to	8.14%
2018	0.00%	to	0.15%	424	6.90	to	9.58	2,927	0.00%	-9.19%	to	-8.97%
2017	0.00%	to	0.15%	376	7.58	to	10.55	2,851	1.49%	5.50%	to	8.75%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2021	0.00%	to	0.15%	117,314	15.32	to	42.41	4,958,312	0.00%	18.98%	to	19.16%
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
2018	0.00%	to	1.30%	80	9.91	to	27.31	2,147	0.00%	-10.23%	to	-9.03%
2017	0.00%	to	1.30%	87	10.91	to	30.02	2,560	0.00%	9.10%	to	16.04%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2021	0.00%	to	1.30%	236,701	13.73	to	28.35	6,615,264	0.00%	41.56%	to	43.41%
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
2018	0.00%	to	1.30%	95	8.48	to	17.42	1,648	0.00%	-21.64%	to	-20.60%
2017	0.00%	to	1.30%	209	10.69	to	21.94	4,585	0.00%	-1.55%	to	6.90%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2021	0.00%	to	0.15%	272,623	8.37	to	9.75	2,280,743	0.00%	10.93%	to	11.10%
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
2019	0.00%			64	8.77			563	0.76%	4.46%	to	4.61%
2018	0.00%	to	0.15%	229	8.38	to	9.80	1,917	0.00%	11.62%	to	11.73%
2017	0.00%	to	0.15%	26	7.50	to	8.78	195	0.00%	-17.58%	to	-12.20%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2021	0.00%			66,160	6.24			413,118	0.00%	-13.97%
2020	0.00%			160,195	7.26			1,162,708	0.17%	9.69%
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
2018	0.00%	to	0.15%	18	6.95	to	9.93	122	0.00%	-11.81%	to	-11.69%
2017	0.00%	to	0.15%	17	7.87	to	11.26	132	0.00%	12.60%	to	19.24%
Guggenheim Var Ser World Equity Income Ser D (SBLD)
2021	0.00%			3,719	23.22			86,351	1.42%	21.74%
2020	0.00%			5,360	19.07			102,220	2.98%	6.65%
2019	0.00%			6	17.88			104	2.60%	21.40%
2018	0.00%			13	14.73			192	2.84%	-8.17%
2017	0.00%			14	16.04			218	2.78%	15.06%
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2021	0.00%	to	0.15%	58,190	21.06	to	43.53	2,405,373	0.46%	13.52%	to	13.69%
2020	0.00%	to	0.15%	55,417	18.55	to	38.29	2,060,468	1.32%	31.91%	to	32.10%
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
2018	0.00%	to	0.15%	60	10.61	to	21.84	1,298	1.56%	-7.26%	to	-7.10%
2017	0.00%	to	0.15%	64	11.44	to	23.51	1,475	0.90%	14.40%	to	24.66%
Guggenheim Var Ser High Yield Ser P (SBLP)
2021	0.00%	to	0.15%	393,602	12.09	to	18.16	7,059,257	3.69%	5.25%	to	5.41%
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
2018	0.00%	to	0.15%	443	9.85	to	14.74	6,479	7.87%	-4.28%	to	-4.10%
2017	0.00%	to	0.15%	873	10.29	to	15.37	13,420	4.45%	2.90%	to	6.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2021	0.00%	to	0.15%	31,291	13.72	to	27.54	822,669	0.66%	25.99%	to	26.18%
2020	0.00%	to	0.15%	39,700	10.89	to	21.82	860,257	1.04%	-1.12%	to	-0.97%
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
2018	0.00%	to	0.15%	37	9.00	to	17.98	652	0.00%	-12.79%	to	-12.68%
2017	0.00%	to	0.15%	40	10.32	to	20.59	829	0.00%	3.20%	to	3.73%
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
2021	0.00%			55	39.92			2,184	0.39%	6.54%
2020	0.00%			55	37.47			2,061	1.30%	31.82%
2019	0.00%			-	28.42			2	0.63%	25.68%
2018	0.00%			-	22.61			1	1.01%	-10.31%
2017	0.00%			-	25.21			1	0.73%	22.38%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2021	0.00%			23,553	55.87			1,315,931	0.55%	27.77%
2020	0.00%			29,771	43.73			1,301,778	1.23%	37.87%
2019	0.00%			58	31.72			1,850	1.97%	33.92%
2018	0.00%	to	0.15%	47	11.20	to	23.68	1,105	1.49%	-3.78%	to	-3.66%
2017	0.00%	to	0.15%	56	11.64	to	24.58	1,375	0.97%	16.40%	to	30.12%
Invesco V.I. Comstock I (ACC1)
2021	0.00%	to	0.15%	216,097	16.68	to	34.61	7,188,317	2.23%	33.16%	to	33.36%
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
2018	0.00%	to	0.15%	179	10.11	to	20.89	3,700	1.62%	-12.32%	to	-12.15%
2017	0.00%	to	0.15%	122	11.53	to	23.78	2,854	2.21%	15.30%	to	17.84%
Invesco V.I. Growth and Income I (ACGI)
2021	0.00%	to	0.15%	108,278	15.65	to	33.15	3,524,322	1.86%	28.31%	to	28.51%
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
2018	0.00%	to	0.15%	156	9.57	to	20.18	3,139	2.08%	-13.55%	to	-13.39%
2017	0.00%	to	0.15%	163	11.07	to	23.30	3,791	1.41%	10.70%	to	14.33%
Invesco V.I. Core Equity I (AVGI)
2021	0.00%	to	0.15%	109,609	18.16	to	37.00	4,035,983	0.76%	27.55%	to	27.74%
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
2019	0.00%			82	25.44			2,068	1.24%	27.30%	to	28.96%
2018	0.00%	to	1.30%	53	9.73	to	19.73	1,037	0.75%	-10.58%	to	-9.37%
2017	0.00%	to	1.30%	84	10.75	to	21.77	1,820	1.00%	7.50%	to	13.15%
Invesco V.I. High Yield I (AVHY1)
2021	0.00%	to	1.30%	321,530	22.37	to	26.35	8,470,900	5.56%	3.03%	to	4.38%
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
2018	0.00%	to	1.30%	151	9.92	to	21.52	3,253	6.80%	-4.62%	to	-3.37%
2017	0.00%	to	1.30%	335	10.28	to	22.27	7,465	6.25%	2.80%	to	6.30%
Invesco V.I. International Growth I (AVIE)
2021	0.00%	to	0.15%	324,423	14.59	to	17.86	5,783,149	1.18%	5.73%	to	5.89%
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%
2018	0.00%	to	0.15%	427	9.44	to	11.51	4,906	1.86%	-15.11%	to	-14.99%
2017	0.00%	to	0.15%	633	11.12	to	13.54	8,558	1.46%	11.20%	to	23.09%
Invesco V.I. American Value II (IVAVS2)
2021	0.00%			7,134	10.53			75,092	0.24%	5.25%		*	***
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2021	0.00%	to	0.15%	510,601	13.68	to	16.79	8,546,111	2.90%	9.10%	to	9.26%
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
2018	0.00%	to	0.15%	625	9.95	to	12.16	7,564	1.97%	-6.92%	to	-6.75%
2017	0.00%	to	0.15%	277	10.69	to	13.04	3,611	3.36%	6.90%	to	9.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Core Plus Bond I (IVCPBI)
2021	0.00%	to	0.15%	1,958,374	12.11	to	12.88	25,178,068	1.57%	-0.80%	to	-0.66%
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
2018	0.00%	to	0.15%	418	10.05	to	10.64	4,446	3.61%	-2.52%	to	-2.30%
2017	0.00%	to	0.15%	543	10.31	to	10.89	5,904	5.51%	3.10%	to	6.35%
Invesco V.I. Diversified Dividend I (IVDDI)
2021	0.00%	to	0.15%	523,291	14.49	to	28.36	14,542,019	2.20%	18.72%	to	18.89%
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
2018	0.00%	to	0.15%	796	9.77	to	19.04	14,926	2.45%	-7.74%	to	-7.57%
2017	0.00%	to	0.15%	844	10.59	to	20.60	17,307	1.68%	5.90%	to	8.59%
Invesco V.I. Government Money Market I (IVGMMI)
2021	0.00%	to	1.30%	31,728,414	9.22	to	10.46	330,680,521	0.01%	-1.28%	to	0.01%
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
2018	0.00%	to	1.30%	54,591	9.38	to	10.23	558,438	1.57%	0.21%	to	1.59%
2017	0.00%	to	1.30%	32,332	9.36	to	10.07	325,665	0.58%	-0.74%	to	0.50%
Invesco V.I. Government Securities I (IVGS1)
2021	0.00%	to	0.15%	589,284	11.12	to	15.42	9,019,624	2.21%	-2.41%	to	-2.27%
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%
2018	0.00%	to	0.15%	492	10.14	to	14.00	6,885	3.13%	0.40%	to	0.57%
2017	0.00%	to	0.15%	666	10.10	to	13.92	9,274	3.49%	1.00%	to	1.98%
Invesco V.I. Health Care I (IVHS)
2021	0.00%	to	0.15%	78,095	17.66	to	48.94	3,668,055	0.19%	12.13%	to	12.30%
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
2019	0.00%			72	38.07			2,755	0.04%	30.79%	to	32.50%
2018	0.00%	to	1.30%	63	10.42	to	28.73	1,658	0.00%	-0.38%	to	0.88%
2017	0.00%	to	1.30%	41	10.34	to	28.48	1,159	0.00%	3.40%	to	15.87%
Invesco V.I. Equity and Income I (IVKEI1)
2021	0.00%	to	0.15%	308,091	15.23	to	28.07	8,463,995	1.99%	18.47%	to	18.65%
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
2018	0.00%	to	0.15%	666	9.74	to	17.87	11,820	2.32%	-9.65%	to	-9.52%
2017	0.00%	to	0.15%	485	10.78	to	19.75	9,480	1.76%	7.80%	to	11.02%
Invesco V.I. Main Street Mid Cap II (IVMCC2)
2021	0.00%	to	0.15%	115,133	15.88	to	35.68	3,999,057	0.28%	22.68%	to	22.86%
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
2018	0.00%	to	1.30%	152	9.53	to	24.16	3,180	0.00%	-12.75%	to	-11.61%
2017	0.00%	to	1.30%	163	10.79	to	27.69	3,941	0.00%	7.90%	to	14.64%
Invesco V.I. Global Real Estate I (IVRE)
2021	0.00%	to	1.30%	776,368	13.63	to	42.23	21,332,451	2.62%	24.09%	to	25.71%
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
2018	0.00%	to	1.30%	793	10.10	to	32.39	16,098	4.31%	-7.35%	to	-6.15%
2017	0.00%	to	1.30%	684	10.78	to	34.96	14,825	3.32%	7.80%	to	13.06%
Invesco V.I. Technology I (IVT)
2021	0.00%	to	0.15%	160,950	25.79	to	69.56	10,444,396	0.00%	14.24%	to	14.41%
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
2018	0.00%	to	1.30%	113	11.40	to	30.62	3,269	0.00%	-1.79%	to	-0.46%
2017	0.00%	to	1.30%	110	11.47	to	30.76	3,274	0.00%	14.70%	to	35.15%
Invesco V.I. Conservative Balanced II (OVCBS)
2020	0.00%			2,447	20.10			49,182	1.90%	14.59%
2019	0.00%			2	17.54			43	1.83%	17.22%
2018	0.00%			8	14.96			114	1.74%	-5.56%
2017	0.00%			8	15.84			131	1.72%	8.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Main Street II (OVGIS)
2021	0.00%	to	0.15%	142,465	18.91	to	41.50	5,203,289	0.56%	27.04%	to	27.23%
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
2018	0.00%	to	0.15%	144	9.97	to	21.78	2,862	0.83%	-8.20%	to	-8.10%
2017	0.00%	to	0.15%	371	10.86	to	23.70	8,768	0.48%	8.60%	to	16.63%
Invesco V.I. Global II (OVGSS)
2021	0.00%	to	0.15%	592,325	19.57	to	37.15	20,813,415	0.00%	15.00%	to	15.17%
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
2018	0.00%	to	0.15%	652	10.20	to	19.27	12,109	0.74%	-13.49%	to	-13.39%
2017	0.00%	to	0.15%	681	11.79	to	22.25	14,949	0.78%	17.90%	to	36.34%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2021	0.00%	to	0.15%	688,846	15.31	to	25.00	16,890,646	0.00%	9.96%	to	10.12%
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
2018	0.00%	to	0.15%	982	9.02	to	14.66	14,341	0.59%	-19.68%	to	-19.54%
2017	0.00%	to	0.15%	1,035	11.23	to	18.22	18,860	1.12%	12.30%	to	26.44%
Invesco V.I. Global Strategic Income II (OVSBS)
2021	0.00%	to	0.15%	112,513	10.73	to	13.36	1,461,951	4.66%	-3.71%	to	-3.56%
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%
2018	0.00%	to	0.15%	184	9.81	to	12.16	2,238	4.83%	-4.66%	to	-4.55%
2017	0.00%	to	0.15%	181	10.29	to	12.74	2,299	1.63%	2.90%	to	5.99%
Invesco V.I. Core Bond II (OVTRBS)
2021	0.00%	to	0.15%	432,509	11.80	to	14.87	6,360,253	1.94%	-2.00%	to	-1.85%
2020	0.00%	to	0.15%	479,345	12.04	to	15.15	7,184,694	3.32%	9.26%	to	9.43%
2019	0.00%			291	13.85			4,029	4.00%	9.25%
2018	0.00%	to	0.15%	171	10.10	to	12.68	2,165	3.49%	-1.46%	to	-1.25%
2017	0.00%	to	0.15%	237	10.25	to	12.84	3,041	2.04%	2.50%	to	4.31%
Delaware Ivy VIP Asset Strategy - Class 2 (WRASP)
2021	0.00%	to	0.15%	213,305	15.95	to	21.70	4,624,160	1.64%	10.28%	to	10.44%
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
2018	0.00%	to	0.15%	342	10.46	to	14.17	4,849	1.97%	-5.60%	to	-5.41%
2017	0.00%	to	0.15%	328	11.08	to	14.98	4,912	1.43%	10.80%	to	18.23%
Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP)
2021	0.00%	to	0.15%	566,951	12.29	to	16.00	9,055,054	2.42%	-0.99%	to	-0.85%
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
2019	0.00%			338	14.54			4,918	2.33%	12.18%
2018	0.00%	to	0.15%	116	10.00	to	12.96	1,501	2.49%	-2.06%	to	-1.89%
2017	0.00%	to	0.15%	138	10.21	to	13.21	1,825	1.65%	2.10%	to	4.02%
Delaware Ivy VIP Balanced - Class 2 (WRBP)
2021	0.00%	to	0.15%	96,721	16.45	to	31.97	3,082,703	1.01%	15.79%	to	15.97%
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
2018	0.00%	to	0.15%	114	10.23	to	19.79	2,251	1.24%	-3.31%	to	-3.23%
2017	0.00%	to	0.15%	221	10.58	to	20.45	4,511	1.41%	5.80%	to	11.38%
Delaware Ivy VIP Global Equity Income - Class 2 (WRDIV)
2021	0.00%			2,420	28.70			69,437	2.18%	16.97%
2020	0.00%			2,420	24.53			59,373	2.10%	3.15%
2019	0.00%			6	23.79			148	2.89%	23.15%
2018	0.00%			7	19.31			135	1.63%	-11.71%
2017	0.00%			8	21.87			165	1.21%	15.59%
Delaware Ivy VIP Energy - Class 2 (WRENG)
2021	0.00%	to	0.15%	330,172	6.19	to	7.47	2,462,200	1.63%	41.78%	to	42.00%
2020	0.00%			110,513	5.26			581,313	1.49%	-36.83%
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
2018	0.00%	to	0.15%	178	6.70	to	8.05	1,431	0.00%	-34.25%	to	-34.12%
2017	0.00%	to	0.15%	175	10.19	to	12.22	2,139	0.65%	-12.65%	to	1.90%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Delaware Ivy VIP Global Bond - Class 2 (WRGBP)
2021	0.00%			75,636	13.81			1,044,480	3.68%	-0.84%
2020	0.00%	to	0.15%	102,562	12.01	to	13.93	1,424,388	3.77%	7.99%	to	8.15%
2019	0.00%	to	0.15%	105	11.12	to	12.88	1,333	3.58%	9.26%	to	9.42%
2018	0.00%	to	0.15%	131	10.18	to	11.77	1,540	2.53%	-0.29%	to	-0.17%
2017	0.00%	to	0.15%	155	10.21	to	11.79	1,830	2.58%	2.10%	to	4.24%
Delaware Ivy VIP Natural Resources - Class 2 (WRGNR)
2021	0.00%	to	0.15%	259,694	7.70	to	10.20	2,021,219	1.51%	26.49%	to	26.68%
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
2018	0.00%	to	0.15%	143	6.31	to	8.39	905	0.31%	-23.38%	to	-23.24%
2017	0.00%	to	0.15%	195	8.22	to	10.95	1,606	0.13%	3.01%	to	9.50%
Delaware Ivy VIP Growth - Class 2 (WRGP)
2019	0.00%			1	39.82			20	0.00%	36.59%
2018	0.00%			1	29.15			15	0.00%	2.28%
2017	0.00%			1	28.50			15	0.00%	29.31%
Delaware Ivy VIP High Income - Class 2 (WRHIP)
2021	0.00%	to	0.15%	806,204	12.53	to	23.52	18,871,195	8.52%	5.90%	to	6.06%
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
2018	0.00%	to	0.15%	726	10.07	to	18.81	13,571	7.41%	-2.23%	to	-2.13%
2017	0.00%	to	0.15%	680	10.30	to	19.22	13,037	6.34%	3.00%	to	6.72%
Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP)
2021	0.00%	to	0.15%	363,618	10.86	to	11.40	4,141,306	1.56%	-0.64%	to	-0.49%
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
2019	0.00%			326	11.00			3,582	1.70%	4.23%
2018	0.00%	to	0.15%	380	10.10	to	10.55	4,009	1.79%	0.60%	to	0.76%
2017	0.00%	to	0.15%	328	10.04	to	10.47	3,434	1.49%	0.40%	to	1.45%
Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)
2021	0.00%	to	0.15%	403,221	27.56	to	66.19	25,621,936	0.00%	16.18%	to	16.36%
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
2018	0.00%	to	0.15%	235	11.58	to	27.68	6,385	0.00%	-0.17%	to	-0.04%
2017	0.00%	to	0.15%	209	11.60	to	27.69	5,759	0.00%	16.00%	to	26.90%
Delaware Ivy VIP Science and Technology - Class 2 (WRSTP)
2021	0.00%	to	0.15%	168,470	25.41	to	67.25	10,577,109	0.00%	14.99%	to	15.17%
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%
2018	0.00%	to	0.15%	124	10.95	to	28.86	3,518	0.00%	-5.44%	to	-5.22%
2017	0.00%	to	0.15%	157	11.58	to	30.45	4,771	0.00%	15.80%	to	32.10%
Delaware Ivy VIP Value - Class 2 (WRVP)
2021	0.00%	to	0.15%	57,142	16.90	to	37.39	2,095,470	1.90%	30.98%	to	31.18%
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
2018	0.00%	to	0.15%	40	10.05	to	22.12	842	1.93%	-7.37%	to	-7.25%
2017	0.00%	to	0.15%	19	10.85	to	23.85	450	1.28%	8.50%	to	12.50%
Janus Henderson Balanced - Inst (JABIN)
2021	0.00%	to	0.15%	1,957,039	18.29	to	37.38	71,192,591	0.91%	17.02%	to	17.20%
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
2018	0.00%	to	0.15%	1,810	11.19	to	22.76	40,612	2.10%	0.54%	to	0.66%
2017	0.00%	to	0.15%	1,615	11.13	to	22.61	36,443	1.62%	11.30%	to	18.44%
Janus Henderson Enterprise - Inst (JAEI)
2021	0.00%	to	1.30%	924,669	21.74	to	73.18	54,410,990	0.32%	15.32%	to	16.83%
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
2018	0.00%	to	1.30%	1,107	11.55	to	40.24	35,664	0.00%	-1.71%	to	-0.41%
2017	0.00%	to	1.30%	1,002	11.61	to	40.94	33,413	0.61%	16.10%	to	27.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson Flexible Bond - Serv (JAFBS)
2021	0.00%	to	0.15%	1,917,349	11.88	to	13.54	25,897,764	1.63%	-1.26%	to	-1.11%
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
2018	0.00%	to	0.15%	1,928	10.02	to	11.37	21,884	2.65%	-1.38%	to	-1.30%
2017	0.00%	to	0.15%	2,316	10.16	to	11.52	26,671	2.44%	1.60%	to	3.41%
Janus Henderson Forty - Inst (JAFRIN)
2021	0.00%	to	0.15%	366,116	26.82	to	66.09	23,172,437	0.00%	22.71%	to	22.90%
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
2018	0.00%	to	0.15%	267	11.47	to	28.12	7,296	0.00%	1.87%	to	1.96%
2017	0.00%	to	0.15%	368	11.26	to	27.58	9,913	0.00%	12.60%	to	30.34%
Janus Henderson Global Research - Inst (JAGRIN)
2021	0.00%	to	1.30%	230,905	19.30	to	33.39	7,568,807	0.52%	16.56%	to	18.09%
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
2018	0.00%	to	1.30%	169	10.60	to	18.25	3,021	1.13%	-8.06%	to	-6.89%
2017	0.00%	to	1.30%	162	11.39	to	19.60	3,145	0.81%	13.90%	to	27.03%
Janus Henderson Global Technology and Innovation - Serv (JAGTS)
2021	0.00%			1,720	66.94			115,139	0.13%	17.75%
2020	0.00%			4,813	56.85			273,635	0.00%	50.73%
2019	0.00%			5	37.72			184	0.00%	44.82%
2018	0.00%			6	26.05			150	0.00%	0.93%
2017	0.00%			6	25.81			150	0.41%	44.92%
Janus Henderson Overseas - Inst (JAIG)
2021	0.00%	to	0.15%	629,696	16.23	to	20.09	12,504,584	1.27%	13.41%	to	13.58%
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
2018	0.00%	to	1.30%	312	9.72	to	28.18	3,722	1.84%	-16.03%	to	-14.99%
2017	0.00%	to	1.30%	266	11.44	to	33.56	3,736	2.23%	14.40%	to	31.10%
Janus Henderson Research - Inst (JARIN)
2021	0.00%	to	1.30%	143,526	23.69	to	53.74	7,631,495	0.10%	18.78%	to	20.33%
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%
2018	0.00%	to	1.30%	198	10.97	to	24.79	4,807	0.61%	-3.86%	to	-2.56%
2017	0.00%	to	1.30%	166	11.28	to	25.44	4,179	0.42%	12.80%	to	27.84%
Janus Henderson U.S. Low Volatility - Serv (JIULVV)
2021	0.00%	to	0.15%	244,968	16.75	to	18.38	4,498,960	2.08%	21.16%	to	21.34%
2020	0.00%	to	0.15%	312,854	13.82	to	15.15	4,733,644	1.83%	3.35%	to	3.51%
2019	0.00%	to	0.15%	493	13.38	to	14.64	7,206	1.62%	27.85%	to	28.05%
2018	0.00%	to	0.15%	256	10.46	to	11.43	2,921	3.19%	-4.74%	to	-4.59%
2017	0.00%	to	0.15%	83	10.98	to	11.98	1,000	4.94%	9.80%	to	15.41%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2021	0.00%	to	0.15%	1,004,755	14.62	to	28.97	27,207,791	0.45%	19.55%	to	19.73%
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
2018	0.00%	to	0.15%	773	9.49	to	18.74	13,710	1.12%	-13.81%	to	-13.64%
2017	0.00%	to	0.15%	603	11.01	to	21.70	12,823	0.79%	10.10%	to	13.97%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2021	0.10%	to	0.25%	1,411,276	12.68	to	16.07	22,312,525	2.65%	10.97%	to	11.14%
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
2018	0.10%	to	0.25%	1,034	9.98	to	12.59	12,899	2.92%	-13.74%	to	-13.59%
2017	0.10%	to	0.35%	674	11.57	to	14.57	9,787	2.22%	15.70%	to	32.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
JPMorgan Global Allocation Class 2 (JPIGA2)
2021	0.00%	to	0.15%	750,756	14.98	to	16.62	12,406,168	0.82%	9.10%	to	9.26%
2020	0.00%	to	0.15%	856,189	13.73	to	15.21	12,949,831	1.50%	15.23%	to	15.40%
2019	0.00%	to	0.15%	942	11.92	to	13.18	12,370	2.16%	16.40%	to	16.58%
2018	0.00%	to	0.15%	704	10.24	to	11.30	7,929	0.00%	-6.40%	to	-6.38%
2017	0.00%	to	0.15%	1,000	10.94	to	12.07	12,065	1.39%	9.40%	to	16.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2021	0.00%	to	0.15%	378,960	13.17	to	14.38	5,395,177	2.84%	8.06%	to	8.22%
2020	0.00%	to	0.15%	398,295	12.18	to	13.29	5,207,957	3.37%	5.06%	to	5.21%
2019	0.00%	to	0.15%	500	11.60	to	12.63	6,268	3.06%	14.10%	to	14.27%
2018	0.00%	to	0.15%	430	10.16	to	11.06	4,718	0.00%	-5.14%	to	-4.90%
2017	0.00%	to	0.15%	293	10.71	to	11.63	3,401	3.29%	7.10%	to	11.72%
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
2021	0.00%	to	0.15%	826,006	11.27	to	30.03	24,422,743	1.79%	5.31%	to	5.47%
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
2018	0.00%	to	1.30%	1,239	9.20	to	26.06	29,425	1.86%	-19.59%	to	-18.55%
2017	0.00%	to	1.30%	1,391	11.32	to	32.41	41,437	1.76%	13.20%	to	27.80%
Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)
2021	0.00%	to	0.15%	43,616	13.82	to	19.66	824,535	2.02%	11.77%	to	11.94%
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
2018	0.00%	to	0.15%	157	10.45	to	14.79	2,303	1.43%	-6.70%	to	-6.57%
2017	0.00%	to	0.15%	106	11.20	to	15.83	1,672	0.00%	12.00%	to	20.56%
Lazard Retirement International Equity - Service (LZRIES)
2021	0.00%	to	0.15%	447,775	13.34	to	23.44	10,278,671	0.88%	5.67%	to	5.83%
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
2018	0.00%	to	1.30%	592	9.67	to	16.91	9,987	1.24%	-15.02%	to	-13.90%
2017	0.00%	to	1.30%	879	11.25	to	19.64	17,256	2.67%	12.50%	to	22.37%
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
2021	0.00%	to	0.15%	137,654	16.09	to	40.54	5,264,794	0.05%	19.69%	to	19.87%
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
2018	0.00%	to	1.30%	131	9.72	to	29.23	2,984	0.02%	-14.36%	to	-13.24%
2017	0.00%	to	1.30%	99	11.22	to	34.13	2,756	0.39%	12.20%	to	13.95%
LMCBV Aggressive Growth I (LPVCAI)
2021	0.00%	to	0.15%	88,386	15.70	to	36.13	3,108,965	0.17%	10.13%	to	10.30%
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
2018	0.00%	to	0.15%	181	9.69	to	22.19	3,889	0.48%	-8.41%	to	-8.34%
2017	0.00%	to	0.15%	178	10.58	to	24.21	4,321	0.34%	5.80%	to	16.28%
LMCBV Dividend Strategy I (LPVCII)
2021	0.00%	to	0.15%	364,215	19.09	to	35.82	12,638,877	1.54%	26.61%	to	26.80%
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
2018	0.00%	to	1.30%	386	10.68	to	19.94	7,558	1.72%	-6.09%	to	-4.82%
2017	0.00%	to	1.30%	374	11.24	to	20.95	7,827	1.52%	12.40%	to	19.17%
LM QS Dynamic Multi Strategy II (LPVQD2)
2021	0.00%	to	0.15%	50,565	11.90	to	15.28	674,845	2.16%	12.48%	to	12.65%
2020	0.00%	to	0.15%	62,637	10.58	to	13.56	763,265	1.49%	-8.45%	to	-8.31%
2019	0.00%	to	0.15%	79	11.55	to	14.79	1,081	2.08%	15.34%	to	15.51%
2018	0.00%	to	0.15%	82	10.02	to	12.81	970	1.78%	-7.39%	to	-7.24%
2017	0.00%	to	0.15%	62	10.82	to	13.81	848	1.27%	8.20%	to	13.85%
LMCBV Large Cap Growth I (LVCLGI)
2021	0.00%	to	0.15%	533,371	23.94	to	57.67	29,310,206	0.00%	21.76%	to	21.94%
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
2018	0.00%	to	1.30%	681	11.41	to	27.37	17,748	0.31%	-1.30%	to	0.00%
2017	0.00%	to	1.30%	592	11.43	to	27.37	16,127	0.26%	14.30%	to	25.78%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
LMCBV Small Cap Growth II (SBVSG2)
2021	0.00%	to	0.15%	1,043,544	23.91	to	40.24	40,080,461	0.00%	12.14%	to	12.31%
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
2018	0.00%	to	0.15%	496	11.83	to	19.81	9,320	0.00%	3.05%	to	3.18%
2017	0.00%	to	0.15%	181	11.48	to	19.20	3,459	0.00%	14.80%	to	23.95%
LMWAV Global High Yield Bond I (SBVHY)
2021	0.00%	to	0.15%	100,813	12.30	to	25.97	2,478,291	3.16%	1.17%	to	1.33%
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%
2018	0.00%	to	0.15%	146	9.94	to	20.88	3,049	4.79%	-4.05%	to	-3.91%
2017	0.00%	to	0.15%	286	10.36	to	21.73	6,216	4.36%	3.60%	to	8.65%
Lord Abbett Bond Debenture VC (LOVBD)
2021	0.00%	to	0.15%	1,321,219	12.60	to	23.91	30,883,255	2.99%	3.12%	to	3.28%
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
2018	0.00%	to	0.15%	1,018	10.08	to	19.03	19,119	3.63%	-4.09%	to	-4.03%
2017	0.00%	to	0.15%	1,237	10.51	to	19.83	24,499	4.47%	5.10%	to	9.20%
Lord Abbett Dividend Growth VC (LOVCDG)
2021	0.00%	to	0.15%	167,706	19.64	to	49.89	7,753,767	0.85%	25.43%	to	25.62%
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
2018	0.00%	to	1.30%	288	10.76	to	30.89	7,425	1.73%	-5.91%	to	-4.66%
2017	0.00%	to	1.30%	262	11.31	to	32.83	7,319	1.80%	13.10%	to	19.11%
Lord Abbett Growth and Income VC (LOVGI)
2021	0.00%	to	1.30%	91,728	34.35	to	48.30	3,173,163	1.00%	27.35%	to	29.02%
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
2018	0.00%	to	1.30%	107	10.17	to	30.95	2,290	1.36%	-9.32%	to	-8.16%
2017	0.00%	to	1.30%	115	11.09	to	34.13	2,675	0.61%	10.90%	to	13.39%
MainStay VP MacKay Convertible Service (MNCPS)
2021	0.00%	to	0.15%	1,077,901	18.54	to	18.67	20,113,522	0.89%	8.81%	to	8.98%
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
2018	0.00%	to	0.15%	399	10.31	to	10.34	4,119	1.39%	-2.64%	to	-2.45%
2017	0.00%	to	0.15%	122	20.59	to	20.60	1,296	0.92%	5.90%	to	6.00%	****
MFS VIT Growth Series - Service (MEGSS)
2021	0.00%	to	0.15%	578,107	26.15	to	30.27	17,373,173	0.00%	23.05%	to	23.24%
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
2018	0.00%	to	0.15%	111	11.76	to	13.55	1,501	0.00%	2.26%	to	2.34%
2017	0.00%	to	0.15%	58	11.50	to	13.24	768	0.00%	15.00%	to	31.09%
MFS VIT New Discovery Series - Service (MNDSC)
2021	0.00%	to	0.15%	249,702	16.68	to	16.72	4,173,088	0.00%	1.42%	to	1.57%
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS VIT Value Series - Service (MVFSC)
2021	0.00%	to	0.15%	725,974	16.64	to	19.21	13,760,652	1.30%	24.97%	to	25.16%
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
2018	0.00%	to	0.15%	163	9.99	to	11.48	1,869	1.22%	-10.48%	to	-10.38%
2017	0.00%	to	0.15%	61	11.16	to	12.81	784	2.04%	11.60%	to	17.42%
NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)
2021	0.25%	to	0.40%	3,395,799	11.01	to	11.08	37,622,246	2.71%	-0.40%	to	-0.25%
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
2018	0.25%	to	0.40%	841	10.00	to	10.02	8,426	4.68%	0.10%	to	0.30%
2017	0.25%	to	0.40%	69	19.99			694	0.73%	-0.10%		*	***

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
NVIT S&P 500 Index - Class Y (GVEXD)
2021	0.00%	to	0.50%	6,395,173	21.10	to	42.32	190,457,734	2.48%	27.86%	to	28.50%
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
2018	0.00%	to	0.50%	2,200	10.73	to	21.21	34,776	2.16%	-5.04%	to	-4.55%
2017	0.00%	to	0.50%	1,597	11.30	to	22.22	26,707	2.11%	13.00%	to	21.55%
NVIT International Index - Class Y (GVIXY)
2021	0.00%	to	0.50%	6,167,649	13.87	to	15.29	90,376,385	3.20%	10.43%	to	10.98%
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
2018	0.00%	to	0.50%	3,418	9.67	to	10.50	34,827	3.06%	-14.04%	to	-13.65%
2017	0.00%	to	0.50%	2,545	11.25	to	12.16	30,210	3.72%	12.50%	to	25.10%
NVIT Mid Cap Index - Class Y (MCIFD)
2021	0.00%	to	0.50%	1,469,405	16.98	to	39.20	35,248,073	1.42%	23.81%	to	24.43%
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
2018	0.00%	to	0.50%	1,005	9.71	to	22.09	14,311	1.56%	-11.73%	to	-11.29%
2017	0.00%	to	0.50%	854	11.00	to	24.90	14,430	1.22%	10.00%	to	15.98%
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
2021	0.35%	to	0.50%	230,969	11.27	to	11.30	2,604,685	4.21%	7.09%	to	7.25%
2020	0.35%			24,698	10.53			260,132	0.00%	5.33%		*	***
NVIT Bond Index - Class Y (NVBXD)
2021	0.00%	to	0.50%	1,973,500	11.35	to	17.27	26,199,002	2.24%	-2.42%	to	-1.93%
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
2018	0.00%	to	0.50%	388	10.08	to	15.11	4,442	2.93%	-0.79%	to	-0.26%
2017	0.00%	to	0.50%	360	10.16	to	15.15	4,211	2.19%	1.60%	to	3.34%
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)
2021	0.00%	to	0.15%	68,472	12.14	to	12.16	832,446	0.40%	12.21%	to	12.38%
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2021	0.35%	to	0.50%	123,204	11.09	to	11.14	1,371,642	1.31%	-2.08%	to	-1.93%
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
2019	0.35%			79	10.58			836	3.54%	5.75%		*	***
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2021	0.35%	to	0.50%	307,477	15.33	to	15.39	4,733,268	2.35%	21.81%	to	21.99%
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
2019	0.35%			3	10.89			29	1.82%	8.87%		*	***
NVIT Investor Destinations Moderate Class P (NVIDMP)
2021	0.00%	to	0.15%	230,515	11.82	to	11.84	2,730,009	0.43%	10.27%	to	10.44%
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
NVIT Columbia Overseas Value Class X (NVMIVX)
2021	0.00%	to	0.15%	100,936	13.00	to	13.03	1,315,012	3.57%	10.41%	to	10.58%
2020	0.00%			90,266	11.78			1,063,499	0.00%	17.82%		*	***
NVIT Allspring Discovery II (NVMMG2)
2021	0.00%	to	0.15%	29,015	9.69	to	9.70	281,351	0.00%	-3.12%	to	-3.03%	****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2021	0.00%			171,649	14.35			2,463,212	0.92%	24.20%
2020	0.00%			148,753	11.55			1,718,687	1.85%	-1.07%
2019	0.00%			260	11.68			3,030	2.68%	23.79%	to	23.97%
2018	0.00%	to	0.15%	171	9.40	to	9.42	1,612	3.05%	-13.20%	to	-13.10%
2017	0.00%	to	0.15%	9	20.83	to	20.84	-	3.53%	8.30%	to	8.40%	****
NVIT BNY Mellon Sustainable U.S. Equity I (NVNSR1)
2021	0.00%	to	0.15%	167,147	18.83	to	18.96	3,168,054	0.27%	26.62%	to	26.81%
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
2018	0.00%	to	0.15%	29	10.44	to	10.47	303	0.52%	-5.95%	to	-5.76%
2017	0.00%	to	0.15%	25	21.10	to	21.11	277	0.58%	11.00%	to	11.10%	****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
NVIT Small Cap Index - Class Y (NVSIXD)
2021	0.00%	to	0.50%	4,725,404	16.44	to	33.06	101,238,327	1.15%	13.97%	to	14.54%
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
2018	0.00%	to	0.50%	1,722	9.71	to	19.23	22,566	1.51%	-11.49%	to	-11.05%
2017	0.00%	to	0.50%	1,333	10.97	to	21.62	20,218	1.41%	9.70%	to	14.57%
NVIT Government Money Market - Class Y (SAMY)
2021	0.00%	to	0.15%	19,126,510	10.15	to	10.20	195,044,486	0.00%	-0.15%	to	0.00%
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%	****
NVIT AQR Large Cap Defensive Style Class 1 (TRF)
2021	0.00%	to	0.15%	179,094	17.24	to	17.34	3,104,435	0.48%	21.70%	to	21.88%
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
2019	0.00%			29	12.89			379	2.49%	29.31%
2018	0.00%	to	0.15%	4	19.96	to	19.97	42	2.06%	-0.40%	to	-0.30%	****
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2021	0.00%	to	0.15%	65,652	22.38	to	68.95	4,177,307	0.00%	12.82%	to	12.99%
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%
2018	0.00%	to	1.30%	62	10.71	to	32.84	2,033	0.00%	-7.65%	to	-6.41%
2017	0.00%	to	1.30%	85	11.46	to	35.09	2,982	0.00%	14.60%	to	25.28%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2021	0.00%	to	1.30%	134,392	13.84	to	43.60	4,577,924	0.63%	31.08%	to	32.80%
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
2018	0.00%	to	1.30%	176	9.21	to	30.03	4,136	0.70%	-16.37%	to	-15.27%
2017	0.00%	to	1.30%	198	10.89	to	35.91	5,571	0.93%	8.90%	to	16.75%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2021	0.00%			46,251	49.81			2,303,852	0.36%	23.48%
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
2018	0.00%	to	1.30%	37	24.02	to	26.80	982	0.43%	-6.97%	to	-5.73%
2017	0.00%	to	1.30%	52	25.82	to	28.43	1,484	0.40%	16.94%	to	18.41%
Neuberger Berman AMT Short Duration Bond I (AMTB)
2021	0.00%	to	0.15%	750,979	10.88	to	13.54	10,070,374	2.72%	0.59%	to	0.74%
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
2018	0.00%	to	1.30%	425	10.11	to	12.61	5,314	1.59%	-0.32%	to	1.05%
2017	0.00%	to	1.30%	355	10.02	to	12.65	4,400	1.54%	-0.39%	to	0.90%
Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)
2021	0.00%	to	0.15%	83,996	13.47	to	14.41	1,133,263	0.32%	17.77%	to	17.94%
2020	0.00%	to	0.15%	62,062	11.42	to	12.24	710,386	0.78%	8.10%	to	8.26%
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
2018	0.00%	to	0.15%	87	9.15	to	9.83	793	0.00%	-7.00%	to	-6.82%
2017	0.00%	to	0.15%	86	9.82	to	10.57	849	0.00%	5.70%	to	6.74%
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)
2021	0.00%			688	14.45			9,948	0.53%	13.79%
2020	0.00%			689	12.70			8,751	1.61%	5.20%
2019	0.00%			1	12.07			10	1.14%	14.90%
2018	0.00%			1	10.51			10	0.06%	-8.61%
2017	0.00%			10	11.50			115	0.35%	10.36%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2021	0.00%			64,034	13.89			889,447	0.71%	14.04%
2020	0.00%			63,020	12.18			767,599	1.69%	5.40%
2019	0.00%			124	11.56			1,435	1.64%	15.12%
2018	0.00%	to	0.15%	120	9.78	to	10.04	1,208	0.98%	-8.60%	to	-8.48%
2017	0.00%	to	0.15%	108	10.70	to	10.97	1,180	0.50%	7.00%	to	10.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
2021	0.00%			4,113	25.98			106,832	0.65%	19.66%
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
2019	0.00%			4	19.22			79	1.29%	24.70%
2018	0.00%	to	0.25%	6	10.15	to	15.42	90	1.08%	-9.78%	to	-9.56%
2017	0.00%	to	0.25%	6	11.25	to	17.05	100	1.33%	12.50%	to	20.67%
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
2021	0.00%			34,328	14.55			499,544	0.54%	19.31%
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
2019	0.00%			3	10.82			37	1.39%	8.24%		*	***
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
2021	0.00%			9,298	17.31			160,902	1.35%	8.80%
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
2019	0.00%			9	14.98			140	1.73%	14.69%	to	14.81%
2018	0.00%	to	0.25%	19	10.01	to	13.05	246	1.75%	-6.10%	to	-5.78%
2017	0.00%	to	0.25%	30	10.66	to	13.85	411	1.57%	6.60%	to	10.89%
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2021	0.00%	to	0.15%	98,261	13.09	to	16.87	1,651,581	1.37%	8.41%	to	8.57%
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
2018	0.00%	to	0.15%	52	9.98	to	12.81	653	0.74%	-6.20%	to	-6.09%
2017	0.00%	to	0.15%	164	10.64	to	13.64	2,234	1.56%	6.40%	to	10.62%
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2021	0.00%	to	0.15%	825,096	9.65	to	10.88	8,969,194	0.32%	-2.54%	to	-2.39%
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
2018	0.00%	to	0.15%	915	9.42	to	10.57	9,671	2.58%	-6.18%	to	-6.13%
2017	0.00%	to	0.15%	1,282	10.04	to	11.26	14,427	2.55%	0.40%	to	2.93%
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)
2021	0.00%			45,425	12.66			575,108	0.86%	9.62%
2020	0.00%			28,627	11.55			330,622	1.44%	8.40%		*	***
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)
2019	0.00%			2	14.22			28	1.95%	11.92%	to	12.03%
2018	0.00%	to	0.25%	2	10.14	to	12.69	25	0.00%	-2.69%	to	-2.46%
2017	0.00%	to	0.25%	24	10.42	to	13.01	282	0.89%	4.20%	to	7.08%
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
2021	0.00%			98,591	15.86			1,563,251	0.79%	6.45%
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
2018	0.00%	to	0.15%	47	10.11	to	12.46	586	1.27%	-2.79%	to	-2.66%
2017	0.00%	to	0.15%	38	10.40	to	12.80	475	0.73%	4.00%	to	6.84%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
2021	0.00%	to	0.10%	1,613,808	14.70	to	17.39	26,485,186	1.29%	12.68%	to	12.79%
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
2018	0.00%	to	0.25%	2,280	10.13	to	12.46	27,010	1.77%	-8.74%	to	-8.52%
2017	0.00%	to	0.25%	2,422	11.10	to	13.62	31,421	1.85%	11.00%	to	17.92%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
2021	0.00%	to	0.15%	43,756	13.94	to	16.96	734,295	1.04%	12.42%	to	12.59%
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
2018	0.00%	to	0.15%	30	10.10	to	12.23	361	1.53%	-8.84%	to	-8.73%
2017	0.00%	to	0.15%	35	11.08	to	13.40	459	1.56%	10.80%	to	17.65%
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
2021	0.00%			44,401	25.64			1,138,406	0.88%	16.89%
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
2019	0.00%			106	19.60			2,076	1.70%	22.24%	to	22.36%
2018	0.00%	to	0.25%	112	10.13	to	16.02	1,791	1.33%	-8.82%	to	-8.56%
2017	0.00%	to	0.25%	106	11.11	to	17.52	1,864	1.45%	11.10%	to	18.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
2021	0.00%			70,052	24.85			1,740,558	0.82%	16.52%
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
2019	0.00%			3	19.10			64	1.60%	22.07%
2018	0.00%			3	15.64			54	1.19%	-8.80%
2017	0.00%			4	17.15			62	1.31%	17.95%
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
2021	0.00%			10,579	21.04			222,592	0.57%	13.12%
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%
2018	0.00%	to	0.25%	116	10.14	to	14.09	1,591	1.26%	-6.89%	to	-6.56%
2017	0.00%	to	0.25%	131	10.89	to	15.08	1,940	1.38%	8.90%	to	14.42%
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
2021	0.00%			63,101	20.48			1,292,262	0.92%	12.82%
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
2019	0.00%			40	16.41			659	1.00%	18.91%
2018	0.00%			3	13.80			36	1.28%	-6.88%
2017	0.00%			3	14.82			38	1.25%	14.09%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF-1 (NOTMG1)
2021	0.00%			62,641	18.62			1,166,522	1.35%	11.38%
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
2019	0.00%			71	15.74			1,115	2.47%	16.47%	to	16.59%
2018	0.00%	to	0.25%	75	10.08	to	13.50	1,015	1.54%	-7.27%	to	-7.02%
2017	0.00%	to	0.25%	124	10.87	to	14.52	1,796	1.87%	8.70%	to	14.15%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF-2 (NOTMG2)
2021	0.00%	to	0.15%	57,196	13.69	to	18.15	1,035,387	1.20%	10.89%	to	11.06%
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%
2018	0.00%	to	0.15%	53	10.06	to	13.27	699	1.62%	-7.28%	to	-7.20%
2017	0.00%	to	0.15%	55	10.85	to	14.30	789	1.63%	8.50%	to	13.85%
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
2021	0.00%			11,013	18.79			206,930	0.95%	9.97%
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
2018	0.00%	to	0.25%	29	10.08	to	13.53	360	1.96%	-5.62%	to	-5.38%
2017	0.00%	to	0.25%	11	10.68	to	14.30	163	1.57%	6.80%	to	11.20%
Ntrn Lts Probabilities Class 1 (NOVPB1)
2021	0.00%	to	0.15%	290,721	11.32	to	12.98	3,727,025	0.00%	2.04%	to	2.19%
2020	0.00%	to	0.15%	376,187	11.09	to	12.70	4,741,933	0.00%	-8.36%	to	-8.22%
2019	0.00%	to	0.15%	665	12.11	to	13.84	9,164	0.00%	33.47%	to	33.67%
2018	0.00%	to	0.15%	817	9.07	to	10.35	8,454	0.00%	-15.63%	to	-15.51%
2017	0.00%	to	0.15%	1,369	10.75	to	12.25	16,763	0.00%	7.50%	to	15.68%
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
2021	0.00%	to	1.30%	85,411	11.73	to	17.98	1,309,522	1.18%	28.62%	to	30.30%
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
2018	0.00%	to	1.30%	427	10.04	to	15.31	6,418	1.80%	-9.18%	to	-8.05%
2017	0.00%	to	1.30%	367	10.93	to	16.65	6,035	1.50%	9.30%	to	10.93%
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
2021	0.00%	to	1.30%	181,397	15.11	to	26.01	4,550,572	0.00%	27.99%	to	29.66%
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
2018	0.00%	to	1.30%	322	10.98	to	18.82	5,357	0.48%	-3.92%	to	-2.64%
2017	0.00%	to	1.30%	106	11.30	to	19.33	2,007	1.55%	13.00%	to	20.89%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2021	0.00%			951,622	13.24			12,600,574	2.09%	1.29%
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
2019	0.00%			1,061	12.47			13,232	4.32%	4.78%	to	4.93%
2018	0.00%	to	0.15%	1,069	10.33	to	11.89	12,689	2.86%	0.88%	to	1.02%
2017	0.00%	to	0.15%	1,004	10.24	to	11.77	11,815	1.72%	2.40%	to	5.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT All Asset - Admin (PMVAAA)
2021	0.00%	to	0.15%	590,054	14.23	to	24.05	13,737,165	11.41%	16.06%	to	16.23%
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
2018	0.00%	to	0.15%	670	10.18	to	17.12	11,289	3.22%	-5.57%	to	-5.41%
2017	0.00%	to	0.15%	657	10.78	to	18.10	11,895	4.90%	7.80%	to	13.55%
PIMCO VIT All Asset - Inst (PMVAAI)
2021	0.00%			48,580	13.66			663,661	11.12%	16.41%
2020	0.00%			48,598	11.74			570,308	2.58%	17.35%		*	***
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2021	0.00%	to	0.15%	971,853	11.73	to	23.47	22,409,190	4.49%	-2.71%	to	-2.56%
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
2018	0.00%	to	0.15%	1,146	9.87	to	19.67	22,188	4.14%	-4.91%	to	-4.75%
2017	0.00%	to	0.15%	1,138	10.38	to	20.65	23,401	5.08%	3.80%	to	9.90%
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)
2021	0.00%	to	0.15%	351,785	11.14	to	14.93	5,236,485	5.76%	-7.66%	to	-7.52%
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
2018	0.00%	to	0.15%	396	10.20	to	13.62	5,400	4.72%	-4.14%	to	-3.95%
2017	0.00%	to	0.15%	357	10.64	to	14.18	5,064	1.52%	6.40%	to	10.78%
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
2021	0.00%	to	0.15%	1,876,257	11.45	to	21.50	39,765,614	1.58%	-2.10%	to	-1.96%
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
2018	0.00%	to	0.15%	1,993	10.38	to	19.41	38,042	1.32%	1.96%	to	2.10%
2017	0.00%	to	0.15%	1,941	10.18	to	19.01	36,630	5.98%	1.80%	to	2.76%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2021	0.00%	to	0.15%	224,337	11.19	to	18.24	4,033,587	5.03%	-4.30%	to	-4.16%
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
2019	0.00%			176	17.28			3,045	2.46%	5.97%	to	6.12%
2018	0.00%	to	0.15%	176	10.04	to	16.28	2,860	6.39%	-4.29%	to	-4.24%
2017	0.00%	to	0.15%	148	10.49	to	17.00	2,512	2.14%	4.90%	to	8.63%
PIMCO VIT High Yield - Admin (PMVHYA)
2021	0.00%	to	0.15%	1,297,505	12.54	to	25.16	32,285,076	4.45%	3.48%	to	3.63%
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
2018	0.00%	to	0.15%	1,094	10.02	to	20.01	21,723	5.11%	-2.72%	to	-2.68%
2017	0.00%	to	0.15%	1,471	10.30	to	20.56	29,814	4.89%	3.00%	to	6.64%
PIMCO VIT Income - Admin (PMVID)
2021	0.00%	to	0.15%	11,915,484	12.32	to	13.50	160,492,423	2.89%	1.84%	to	2.00%
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
2018	0.00%	to	0.15%	7,532	10.49	to	11.45	86,105	3.20%	0.19%	to	0.44%
2017	0.00%	to	0.15%	7,015	10.47	to	11.40	79,925	2.59%	4.70%	to	8.06%
PIMCO VIT Low Duration - Admin (PMVLDA)
2021	0.00%	to	0.15%	2,265,678	10.66	to	15.18	33,775,726	0.52%	-1.08%	to	-0.93%
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
2018	0.00%	to	0.15%	2,618	10.09	to	14.30	37,294	1.94%	0.20%	to	0.35%
2017	0.00%	to	0.15%	2,119	10.07	to	14.25	30,147	1.34%	0.70%	to	1.35%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2021	0.00%	to	0.15%	727,756	13.02	to	26.32	18,781,478	1.57%	-4.93%	to	-4.78%
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
2018	0.00%	to	0.15%	553	10.33	to	20.78	11,116	2.40%	-2.46%	to	-2.40%
2017	0.00%	to	0.15%	296	10.59	to	21.29	6,246	2.17%	5.90%	to	8.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Real Return - Admin (PMVRRA)
2021	0.00%	to	0.15%	1,813,386	12.63	to	20.14	36,158,027	4.89%	5.43%	to	5.59%
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
2018	0.00%	to	1.30%	1,821	9.92	to	15.75	28,483	2.49%	-3.53%	to	-2.23%
2017	0.00%	to	1.30%	1,662	10.16	to	16.11	26,705	2.38%	1.60%	to	3.67%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2021	0.00%	to	0.15%	1,352,115	8.98	to	13.54	12,375,424	4.30%	33.14%	to	33.34%
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
2018	0.00%	to	0.15%	1,555	5.97	to	9.03	9,280	2.11%	-14.33%	to	-14.10%
2017	0.00%	to	0.15%	1,689	6.95	to	10.54	11,734	11.03%	2.21%	to	5.40%
PIMCO VIT Total Return - Admin (PMVTRA)
2021	0.00%	to	0.15%	7,320,268	11.80	to	21.46	155,443,188	1.82%	-1.41%	to	-1.27%
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
2018	0.00%	to	1.30%	6,549	10.20	to	18.46	120,038	2.55%	-1.87%	to	-0.54%
2017	0.00%	to	1.30%	6,206	10.27	to	18.56	115,098	2.02%	2.70%	to	4.92%
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
2021	0.00%	to	0.15%	230,542	11.83	to	12.40	2,856,734	2.33%	-1.66%	to	-1.52%
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
2018	0.00%	to	0.15%	74	10.35	to	10.80	794	1.69%	0.88%	to	1.12%
2017	0.00%	to	0.15%	33	10.26	to	10.68	347	1.44%	2.60%	to	4.20%
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
2021	0.00%			628	18.20			11,438	4.45%	8.60%
2020	0.00%			635	16.76			10,643	3.24%	4.15%
2019	0.00%			1	16.09			10	2.62%	21.71%
2018	0.00%			1	13.22			9	1.92%	-8.95%
2017	0.00%			1	14.52			11	2.97%	16.91%
PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA)
2021	0.00%	to	0.15%	155,827	15.60	to	18.19	2,791,458	2.05%	12.46%	to	12.63%
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
2019	0.00%			161	13.82			2,224	2.21%	17.06%
2018	0.00%	to	0.15%	156	10.18	to	11.81	1,843	1.85%	-5.57%	to	-5.44%
2017	0.00%	to	0.15%	87	10.78	to	12.49	1,092	2.15%	7.80%	to	14.06%
PIMCO VIT Short-Term - Admin (PVSTA)
2021	0.00%	to	1.30%	4,119,233	10.76	to	14.39	59,076,341	1.11%	-1.35%	to	-0.06%
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
2018	0.00%	to	1.30%	4,811	10.29	to	13.70	65,667	2.23%	0.17%	to	1.56%
2017	0.00%	to	1.30%	1,825	10.15	to	13.49	24,603	1.71%	1.14%	to	2.35%
ProFunds VP Asia 30 (PROA30)
2021	0.00%	to	0.15%	73,169	13.18	to	14.83	1,078,384	0.00%	-18.64%	to	-18.52%
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
2019	0.00%			124	13.43			1,661	0.26%	26.31%
2018	0.00%	to	0.15%	64	9.49	to	10.63	680	0.46%	-18.68%	to	-18.61%
2017	0.00%	to	0.15%	144	11.67	to	13.06	1,884	0.00%	16.70%	to	32.86%
ProFunds Access VP High Yield (PROAHY)
2021	0.00%	to	0.15%	59,961	11.33	to	18.60	1,106,666	2.08%	0.12%	to	0.27%
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
2018	0.00%	to	0.15%	26	10.10	to	16.51	430	2.59%	-0.79%	to	-0.60%
2017	0.00%	to	0.15%	49	10.18	to	16.61	800	2.32%	1.80%	to	4.79%
ProFunds VP Biotechnology (PROBIO)
2021	0.00%	to	0.15%	64,252	16.04	to	51.02	2,941,594	0.00%	15.56%	to	15.73%
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
2018	0.00%	to	0.15%	37	10.36	to	32.81	1,125	0.00%	-6.92%	to	-6.76%
2017	0.00%	to	0.15%	57	11.13	to	35.19	1,975	0.00%	11.30%	to	22.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Bull (PROBL)
2021	0.00%	to	0.15%	628,234	19.72	to	40.32	25,297,007	0.00%	26.14%	to	26.33%
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
2018	0.00%	to	0.15%	494	10.48	to	21.34	10,528	0.00%	-6.34%	to	-6.16%
2017	0.00%	to	0.15%	917	11.19	to	22.74	20,859	0.00%	11.90%	to	19.37%
ProFunds VP Basic Materials (PROBM)
2021	0.00%	to	0.15%	101,189	16.16	to	23.69	2,375,385	0.52%	25.44%	to	25.63%
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
2019	0.00%			48	16.19			769	0.20%	17.54%	to	17.72%
2018	0.00%	to	0.15%	39	9.42	to	13.75	537	0.35%	-17.80%	to	-17.66%
2017	0.00%	to	0.15%	140	11.46	to	16.70	2,332	0.49%	14.60%	to	22.97%
ProFunds VP Banks (PROBNK)
2021	0.00%			39,370	29.41			1,157,998	1.24%	34.09%
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
2018	0.00%	to	0.15%	53	9.59	to	18.96	962	0.38%	-18.03%	to	-17.92%
2017	0.00%	to	0.15%	152	11.70	to	23.10	3,473	0.30%	17.00%	to	17.92%
ProFunds VP Bear (PROBR)
2021	0.00%	to	0.15%	134,563	1.30	to	3.94	186,188	0.00%	-24.74%	to	-24.63%
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06%	to	-22.95%
2018	0.00%	to	0.15%	238	3.02	to	9.15	753	0.00%	3.86%	to	4.14%
2017	0.00%	to	0.15%	254	2.90	to	8.81	735	0.00%	-18.08%	to	-11.90%
ProFunds VP Consumer Goods (PROCG)
2021	0.00%	to	0.15%	253,353	18.04	to	38.93	9,077,988	0.15%	19.47%	to	19.65%
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%
2018	0.00%	to	0.15%	31	9.13	to	19.62	616	0.40%	-14.91%	to	-14.81%
2017	0.00%	to	0.15%	234	10.73	to	23.03	5,385	0.62%	7.30%	to	15.09%
ProFunds VP Consumer Services (PROCS)
2021	0.00%	to	0.15%	71,103	19.06	to	48.20	3,244,667	0.00%	10.07%	to	10.23%
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
2018	0.00%	to	0.15%	61	10.86	to	27.34	1,655	0.00%	0.46%	to	0.63%
2017	0.00%	to	0.15%	104	10.81	to	27.17	2,805	0.00%	8.10%	to	18.39%
ProFunds VP Europe 30 (PROE30)
2021	0.00%	to	0.15%	79,271	12.40	to	16.55	1,312,017	0.59%	24.34%	to	24.53%
2020	0.00%			49,364	13.29			656,173	2.02%	-9.23%
2019	0.00%			61	14.64			900	1.65%	17.61%	to	17.79%
2018	0.00%	to	0.15%	46	9.36	to	12.43	566	1.35%	-14.21%	to	-14.16%
2017	0.00%	to	0.15%	409	10.91	to	14.48	5,924	2.73%	9.10%	to	19.77%
ProFunds VP Emerging Markets (PROEM)
2021	0.00%	to	0.15%	266,379	11.46	to	12.65	3,056,364	0.00%	-18.14%	to	-18.01%
2020	0.00%			526,394	13.98			7,358,569	0.55%	26.72%
2019	0.00%			319	11.03			3,518	0.31%	24.05%	to	24.23%
2018	0.00%	to	0.15%	149	8.88	to	9.85	1,320	0.24%	-15.38%	to	-15.27%
2017	0.00%	to	0.15%	340	10.48	to	11.64	3,561	0.04%	16.40%	to	33.33%
ProFunds VP Financials (PROFIN)
2021	0.00%	to	0.15%	210,787	17.00	to	31.69	6,630,191	0.36%	29.91%	to	30.10%
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
2018	0.00%	to	0.15%	115	10.26	to	19.04	2,140	0.30%	-10.55%	to	-10.40%
2017	0.00%	to	0.15%	367	11.47	to	21.25	7,764	0.44%	14.70%	to	18.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Falling US Dollar (PROFUD)
2021	0.00%	to	0.15%	25,430	6.66	to	9.27	172,995	0.00%	-8.17%	to	-8.03%
2020	0.00%			66,091	7.24			478,330	0.34%	4.80%
2019	0.00%			28	6.91			195	0.04%	-2.49%	to	-2.34%
2018	0.00%	to	0.15%	4	7.07	to	9.89	31	0.00%	-6.43%	to	-6.36%
2017	0.00%	to	0.15%	9	7.55	to	10.57	67	0.00%	5.70%	to	8.48%
ProFunds VP Government Money Market (PROGMM)
2021	0.00%	to	0.15%	424,245	10.06	to	10.14	4,301,950	0.01%	-0.14%	to	0.01%
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
2018	0.00%	to	0.15%	3,957	10.02	to	10.06	39,792	0.38%	0.30%	to	0.40%
2017	0.00%	to	0.15%	3,770	9.99	to	10.02	37,752	0.02%	-0.10%	to	0.10%
ProFunds VP U.S. Government Plus (PROGVP)
2021	0.00%			61,156	21.91			1,339,700	0.00%	-7.08%
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
2019	0.00%			168	19.53			3,278	0.85%	18.04%	to	18.22%
2018	0.00%	to	0.15%	81	10.16	to	16.52	1,339	0.92%	-5.58%	to	-5.44%
2017	0.00%	to	0.15%	124	10.76	to	17.47	2,165	0.43%	7.60%	to	9.46%
ProFunds VP Health Care (PROHC)
2021	0.00%	to	0.15%	116,817	18.89	to	48.34	5,554,274	0.03%	21.36%	to	21.54%
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
2018	0.00%	to	0.15%	151	11.43	to	29.11	4,361	0.00%	4.29%	to	4.41%
2017	0.00%	to	0.15%	110	10.96	to	27.88	3,056	0.00%	9.60%	to	20.95%
ProFunds VP Industrials (PROIND)
2021	0.00%	to	0.15%	170,970	17.65	to	38.47	6,560,941	0.00%	16.23%	to	16.40%
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
2019	0.00%	to	0.15%	133	13.03	to	28.31	3,708	0.00%	30.30%	to	30.49%
2018	0.00%	to	0.15%	46	10.00	to	21.69	958	0.07%	-12.89%	to	-12.79%
2017	0.00%	to	0.15%	403	11.48	to	24.87	9,966	0.20%	14.80%	to	22.39%
ProFunds VP International (PROINT)
2021	0.00%	to	0.15%	42,161	12.62	to	16.08	674,397	0.00%	8.66%	to	8.82%
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
2019	0.00%			14	14.09			199	0.20%	19.09%	to	19.27%
2018	0.00%	to	0.15%	16	9.31	to	11.81	187	0.00%	-15.90%	to	-15.76%
2017	0.00%	to	0.15%	73	11.07	to	14.02	1,019	0.00%	10.70%	to	21.81%
ProFunds VP Japan (PROJP)
2021	0.00%			24,655	22.41			552,616	0.00%	3.89%
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
2019	0.00%			77	18.61			1,430	0.10%	19.82%	to	20.00%
2018	0.00%	to	0.15%	80	10.33	to	15.51	1,236	0.00%	-11.71%	to	-11.62%
2017	0.00%	to	0.15%	149	11.70	to	17.55	2,606	0.00%	17.00%	to	18.42%
ProFunds VP Large-Cap Growth (PROLCG)
2021	0.00%	to	0.15%	180,901	24.22	to	54.56	9,813,524	0.00%	29.67%	to	29.86%
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
2018	0.00%	to	0.15%	269	11.10	to	24.89	6,692	0.00%	-2.03%	to	-1.89%
2017	0.00%	to	0.15%	295	11.33	to	25.37	7,484	0.00%	13.30%	to	25.28%
ProFunds VP Large-Cap Value (PROLCV)
2021	0.00%	to	0.15%	147,316	15.65	to	30.26	4,417,119	0.62%	22.74%	to	22.92%
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
2019	0.00%			251	24.63			6,192	0.30%	29.77%
2018	0.00%	to	0.15%	118	9.86	to	18.98	2,241	1.00%	-10.77%	to	-10.60%
2017	0.00%	to	0.15%	60	11.05	to	21.23	1,267	0.52%	10.50%	to	13.41%
ProFunds VP Mid-Cap (PROMC)
2021	0.00%	to	0.15%	66,484	15.74	to	31.88	2,114,835	0.00%	22.02%	to	22.21%
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
2018	0.00%	to	0.15%	646	9.46	to	19.07	12,308	0.00%	-12.97%	to	-12.84%
2017	0.00%	to	0.15%	1,258	10.87	to	21.88	27,535	0.00%	8.70%	to	13.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Mid-Cap Growth (PROMCG)
2021	0.00%			23,591	36.46			860,172	0.00%	16.97%
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
2019	0.00%			14	25.78			358	0.00%	24.06%	to	24.24%
2018	0.00%	to	0.15%	16	9.73	to	20.75	340	0.00%	-12.10%	to	-12.00%
2017	0.00%	to	0.15%	42	11.07	to	23.58	999	0.00%	10.70%	to	18.31%
ProFunds VP Mid-Cap Value (PROMCV)
2021	0.00%	to	0.15%	133,016	15.19	to	30.99	3,978,999	0.31%	28.34%	to	28.53%
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
2018	0.00%	to	0.15%	37	9.35	to	18.99	711	0.11%	-13.43%	to	-13.33%
2017	0.00%	to	0.15%	26	10.80	to	21.91	579	0.18%	8.00%	to	10.60%
ProFunds VP NASDAQ-100 (PRON)
2021	0.00%	to	0.15%	928,637	27.35	to	73.44	66,219,108	0.00%	24.62%	to	24.80%
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
2018	0.00%	to	0.15%	355	11.06	to	29.57	10,013	0.00%	-2.04%	to	-1.86%
2017	0.00%	to	0.15%	436	11.29	to	30.13	12,884	0.00%	12.90%	to	30.38%
ProFunds VP Internet (PRONET)
2021	0.00%	to	0.15%	75,425	22.85	to	60.45	3,994,625	0.00%	5.14%	to	5.30%
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
2018	0.00%	to	0.15%	125	12.25	to	32.25	3,833	0.00%	4.79%	to	4.95%
2017	0.00%	to	0.15%	82	11.69	to	30.73	2,491	0.00%	16.90%	to	36.03%
ProFunds VP Oil & Gas (PROOG)
2021	0.00%	to	0.15%	386,281	9.25	to	10.42	3,887,357	2.05%	51.70%	to	51.93%
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
2018	0.00%	to	0.15%	124	8.60	to	9.65	1,163	2.45%	-20.37%	to	-20.18%
2017	0.00%	to	0.15%	168	10.80	to	12.09	2,025	0.75%	-3.20%	to	8.00%
ProFunds VP Pharmaceuticals (PROPHR)
2021	0.00%	to	0.15%	84,006	13.79	to	31.11	2,484,203	0.13%	11.03%	to	11.20%
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%
2018	0.00%	to	0.15%	28	9.71	to	21.80	601	0.67%	-6.36%	to	-6.20%
2017	0.00%	to	0.15%	32	10.37	to	23.24	747	1.56%	3.70%	to	10.35%
ProFunds VP Precious Metals (PROPM)
2021	0.00%	to	0.15%	463,126	6.35	to	14.58	3,003,674	0.00%	-9.07%	to	-8.93%
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
2018	0.00%	to	0.15%	320	3.85	to	8.88	1,233	0.00%	-13.62%	to	-13.48%
2017	0.00%	to	0.15%	204	4.45	to	10.28	908	0.00%	2.80%	to	5.20%
ProFunds VP Real Estate (PRORE)
2021	0.00%	to	0.15%	185,686	15.86	to	29.10	5,395,348	0.04%	36.87%	to	37.08%
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
2018	0.00%	to	0.15%	57	9.79	to	17.87	1,019	2.62%	-5.77%	to	-5.70%
2017	0.00%	to	0.15%	34	10.39	to	18.95	636	1.02%	3.90%	to	8.04%
ProFunds VP Rising Rates Opportunity (PRORRO)
2021	0.00%	to	0.15%	556,979	2.18	to	5.69	1,234,698	0.00%	-0.22%	to	-0.07%
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
2019	0.00%			314	2.97			933	0.20%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	717	3.60	to	9.44	2,628	0.00%	3.96%	to	4.35%
2017	0.00%	to	0.15%	181	3.45	to	9.08	625	0.00%	-11.99%	to	-9.20%
ProFunds VP Small Cap (PROSC)
2021	0.00%			234,156	29.52			6,913,015	0.00%	12.88%
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
2019	0.00%			403	22.34			8,997	0.00%	23.42%	to	23.60%
2018	0.00%	to	0.15%	312	9.43	to	18.08	5,631	0.00%	-13.09%	to	-12.87%
2017	0.00%	to	0.15%	340	10.85	to	20.75	7,062	0.00%	8.50%	to	12.41%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Small-Cap Growth (PROSCG)
2021	0.00%	to	0.15%	109,205	17.18	to	40.06	4,341,977	0.00%	20.46%	to	20.64%
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
2018	0.00%	to	0.15%	116	10.23	to	23.74	2,702	0.00%	-5.89%	to	-5.76%
2017	0.00%	to	0.15%	83	10.87	to	25.19	2,078	0.00%	8.70%	to	12.96%
ProFunds VP Semiconductor (PROSCN)
2021	0.00%	to	0.15%	77,772	36.22	to	85.00	6,499,791	0.00%	48.27%	to	48.49%
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
2018	0.00%	to	0.15%	43	11.29	to	26.38	1,087	0.00%	-10.40%	to	-10.24%
2017	0.00%	to	0.15%	56	12.60	to	29.39	1,616	0.16%	26.00%	to	35.56%
ProFunds VP Small-Cap Value (PROSCV)
2021	0.00%	to	0.15%	134,095	14.90	to	30.10	4,023,271	0.10%	28.36%	to	28.56%
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
2018	0.00%	to	0.15%	131	9.40	to	18.90	2,472	0.00%	-14.39%	to	-14.25%
2017	0.00%	to	0.15%	138	10.98	to	22.04	3,039	0.02%	9.71%	to	9.80%
ProFunds VP Short Emerging Markets (PROSEM)
2021	0.00%	to	0.15%	26,950	3.99	to	5.55	107,902	0.00%	9.79%	to	9.96%
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11%	to	-20.99%
2018	0.00%	to	0.15%	134	6.73	to	9.41	919	0.00%	12.43%	to	12.54%
2017	0.00%	to	0.15%	27	5.98	to	8.37	162	0.00%	-27.78%	to	-16.30%
ProFunds VP Short International (PROSIN)
2021	0.00%	to	0.15%	52,704	3.18	to	6.02	168,659	0.00%	-13.53%	to	-13.40%
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	257	5.35	to	10.19	1,401	0.00%	15.27%	to	15.30%
2017	0.00%	to	0.15%	12	4.64	to	8.84	56	0.00%	-20.55%	to	-11.60%
ProFunds VP Short Mid-Cap (PROSMC)
2021	0.00%			617	1.42			878	0.00%	-24.07%
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29%	to	-21.17%
2018	0.00%	to	0.15%	62	3.24	to	9.97	237	0.00%	10.78%	to	10.96%
2017	0.00%	to	0.15%	13	2.92	to	9.00	38	0.00%	-14.87%	to	-10.00%
ProFunds VP Short NASDAQ-100 (PROSN)
2021	0.00%	to	0.15%	146,651	0.62	to	2.59	94,660	0.00%	-25.24%	to	-25.13%
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
2018	0.00%	to	0.15%	133	2.02	to	8.43	270	0.00%	-2.99%	to	-2.88%
2017	0.00%	to	0.15%	32	2.08	to	8.69	67	0.00%	-25.45%	to	-13.10%
ProFunds VP Short Small-Cap (PROSSC)
2021	0.00%			39,541	1.25			49,279	0.00%	-19.05%
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90%	to	-20.78%
2018	0.00%	to	0.15%	40	2.86	to	9.93	114	0.00%	10.21%	to	10.42%
2017	0.00%	to	0.15%	27	2.59	to	9.01	70	0.00%	-14.24%	to	-9.90%
ProFunds VP Technology (PROTEC)
2021	0.00%	to	0.15%	124,255	32.08	to	74.30	8,831,880	0.00%	34.75%	to	34.96%
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
2018	0.00%	to	0.15%	107	11.36	to	26.19	2,798	0.00%	-2.41%	to	-2.28%
2017	0.00%	to	0.15%	109	11.64	to	26.80	2,933	0.04%	16.40%	to	35.15%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Telecommunications (PROTEL)
2021	0.00%	to	0.15%	68,404	12.47	to	20.29	1,378,137	1.61%	18.24%	to	18.41%
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
2019	0.00%			31	16.61			518	2.44%	14.60%	to	14.77%
2018	0.00%	to	0.15%	22	8.93	to	14.48	313	5.62%	-15.28%	to	-15.07%
2017	0.00%	to	0.15%	41	10.54	to	17.05	702	4.36%	-2.12%	to	5.40%
ProFunds VP UltraBull (PROUB)
2021	0.00%	to	0.15%	21,642	31.74	to	115.48	2,346,016	0.00%	57.90%	to	58.14%
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
2018	0.00%	to	0.15%	61	10.51	to	38.05	2,333	0.00%	-15.58%	to	-15.50%
2017	0.00%	to	0.15%	70	12.45	to	45.03	2,984	0.00%	24.50%	to	41.03%
ProFunds VP UltraMid-Cap (PROUMC)
2021	0.00%	to	0.15%	51,438	19.66	to	71.57	3,389,753	0.00%	46.45%	to	46.67%
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
2019	0.00%			33	46.38			1,508	0.00%	47.57%	to	47.79%
2018	0.00%	to	0.15%	48	8.66	to	31.38	1,507	0.00%	-26.86%	to	-26.77%
2017	0.00%	to	0.15%	48	11.84	to	42.85	2,045	0.00%	18.40%	to	28.83%
ProFunds VP UltraNASDAQ-100 (PROUN)
2021	0.00%	to	0.15%	96,483	58.02	to	364.57	28,537,487	0.00%	52.28%	to	52.51%
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
2018	0.00%	to	0.15%	70	11.42	to	71.42	3,018	0.00%	-9.72%	to	-9.63%
2017	0.00%	to	0.15%	480	12.65	to	79.03	36,437	0.00%	26.50%	to	68.33%
ProFunds VP UltraSmall-Cap (PROUSC)
2021	0.00%	to	0.15%	50,006	18.00	to	55.44	2,764,979	0.00%	23.12%	to	23.30%
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
2018	0.00%	to	0.15%	38	8.55	to	26.22	997	0.00%	-27.11%	to	-26.94%
2017	0.00%	to	0.15%	196	11.73	to	35.89	7,020	0.00%	17.30%	to	25.18%
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
2021	0.00%	to	0.15%	9,320,143	0.04	to	0.53	346,695	0.00%	-42.80%	to	-42.72%
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%
2018	0.00%	to	0.15%	483	0.44	to	6.59	254	0.00%	-11.78%	to	-10.20%
2017	0.00%	to	0.15%	197	0.49	to	7.47	97	0.00%	-45.56%	to	-25.30%
ProFunds VP Utilities (PROUTL)
2021	0.00%	to	0.15%	171,018	14.77	to	30.16	5,078,193	1.55%	15.24%	to	15.41%
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
2018	0.00%	to	0.15%	154	10.72	to	21.79	3,335	1.82%	2.78%	to	2.88%
2017	0.00%	to	0.15%	108	10.43	to	21.18	2,295	1.90%	4.30%	to	10.60%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2021	0.00%	to	0.15%	293,672	10.64	to	12.01	3,515,738	0.00%	-3.91%	to	-3.77%
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
2018	0.00%	to	0.15%	181	9.97	to	11.20	2,012	2.76%	-0.99%	to	-0.88%
2017	0.00%	to	0.15%	190	10.07	to	11.30	2,142	1.90%	0.70%	to	1.99%
Putnam VT Multi Asset Absolute Return Cl IB (PVAR5B)
2021	0.00%	to	0.15%	384,036	9.43	to	10.58	3,979,623	0.00%	0.60%	to	0.75%
2020	0.00%	to	0.15%	290,575	9.38	to	10.50	2,972,154	0.00%	-7.52%	to	-7.38%
2019	0.00%	to	0.15%	223	10.14	to	11.34	2,514	0.00%	5.75%	to	5.91%
2018	0.00%	to	0.15%	226	9.59	to	10.71	2,414	0.32%	-7.97%	to	-7.83%
2017	0.00%	to	0.15%	157	10.42	to	11.62	1,823	0.00%	4.20%	to	7.00%
Putnam VT Diversified Income Cl IB (PVDIB)
2021	0.00%	to	0.15%	333,133	10.48	to	13.14	4,360,275	0.79%	-7.09%	to	-6.95%
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
2018	0.00%	to	0.15%	456	10.26	to	12.81	5,802	5.18%	-1.16%	to	-0.93%
2017	0.00%	to	0.15%	394	10.38	to	12.93	5,100	5.85%	3.80%	to	7.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam VT Large Cap Value Cl IB (PVEIB)
2021	0.00%	to	0.15%	549,026	18.14	to	40.13	20,987,468	1.20%	27.11%	to	27.30%
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
2018	0.00%	to	0.15%	413	10.37	to	22.85	9,411	0.69%	-8.63%	to	-8.49%
2017	0.00%	to	0.15%	429	11.35	to	24.97	10,694	1.52%	13.50%	to	18.79%
Putnam VT High Yield Cl IB (PVHYB)
2021	0.00%			476,323	18.57			8,847,430	3.56%	4.97%
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
2019	0.00%			599	16.82			10,080	4.69%	14.22%	to	14.40%
2018	0.00%	to	0.15%	131	9.92	to	14.70	1,920	4.96%	-4.25%	to	-4.11%
2017	0.00%	to	0.15%	322	10.36	to	15.33	4,917	1.98%	3.60%	to	6.98%
Putnam VT Income Cl IB (PVIB)
2021	0.00%	to	0.15%	533,916	11.54	to	15.19	8,074,188	1.59%	-4.73%	to	-4.59%
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
2018	0.00%	to	0.15%	628	10.27	to	13.46	8,436	2.62%	0.10%	to	0.22%
2017	0.00%	to	0.15%	910	10.26	to	13.43	12,210	4.37%	2.60%	to	5.58%
Putnam VT International Value Class IB (PVIGIB)
2021	0.00%	to	0.15%	81,968	15.62	to	15.66	1,283,192	2.53%	14.77%	to	14.94%
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam VT Sustainable Leaders Class IB (PVNOB)
2021	0.00%	to	0.15%	81,234	17.31	to	17.35	1,408,935	0.12%	23.35%	to	23.53%
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Redwood Managed Volatility Class I (RWMVI)
2021	0.00%	to	0.15%	984,161	12.62	to	14.01	13,787,298	2.70%	3.03%	to	3.18%
2020	0.00%	to	0.15%	914,107	12.25	to	13.58	12,413,640	4.75%	10.63%	to	10.80%
2019	0.00%			1,138	12.26			13,949	2.55%	9.22%
2018	0.00%	to	0.15%	562	10.15	to	11.22	6,302	7.80%	-2.59%	to	-2.43%
2017	0.00%	to	0.15%	988	10.42	to	11.50	11,361	6.42%	4.20%	to	7.98%
Redwood Managed Volatility Class N (RWMVN)
2021	0.00%	to	0.15%	194,558	12.33	to	13.38	2,599,714	2.09%	2.51%	to	2.67%
2020	0.00%	to	0.15%	238,971	12.03	to	13.03	3,090,025	3.40%	10.10%	to	10.26%
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%
2018	0.00%	to	0.15%	839	10.06	to	10.87	9,121	11.61%	-3.08%	to	-2.86%
2017	0.00%	to	0.15%	874	10.38	to	11.19	9,779	6.78%	3.80%	to	7.49%
Royce Micro-Cap (ROCMC)
2021	0.00%	to	1.30%	230,078	18.31	to	46.35	8,257,578	0.00%	28.30%	to	29.98%
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
2018	0.00%	to	1.30%	153	9.56	to	25.05	2,872	0.00%	-10.22%	to	-9.05%
2017	0.00%	to	1.30%	128	10.53	to	27.90	2,738	0.60%	3.83%	to	5.30%
Royce Small-Cap (ROCSC)
2021	0.00%	to	1.30%	268,766	13.93	to	44.45	8,649,655	1.52%	27.15%	to	28.82%
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
2018	0.00%	to	1.30%	322	9.86	to	32.56	7,498	0.79%	-9.53%	to	-8.35%
2017	0.00%	to	1.30%	371	10.77	to	35.99	9,553	1.01%	4.02%	to	7.70%
RIF Global Real Estate Securities (RLVGRE)
2021	0.00%			23,601	20.87			492,535	4.87%	27.19%
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
2019	0.00%			24	17.30			423	4.64%	21.64%
2018	0.00%			30	14.22			422	4.49%	-5.77%
2017	0.00%			44	15.09			659	3.23%	11.86%
RIF International Developed Markets (RLVIDM)
2021	0.00%			8,506	16.86			143,370	2.51%	12.66%
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
2019	0.00%			9	14.24			124	2.67%	19.72%
2018	0.00%			9	11.89			105	1.71%	-14.89%
2017	0.00%			9	13.97			125	2.56%	24.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
RIF Balanced Strategy (RLVLBS)
2021	0.00%			34,114	19.14			653,030	4.73%	13.04%
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
2019	0.00%			34	15.73			543	1.58%	16.45%
2018	0.00%			35	13.51			467	5.23%	-6.76%
2017	0.00%			52	14.49			755	2.36%	11.98%
RIF Equity Growth Strategy (RLVLEG)
2021	0.00%			5,861	21.72			127,311	3.40%	19.61%
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
2019	0.00%			16	16.78			267	0.24%	20.09%
2018	0.00%			16	13.97			225	4.99%	-9.46%
2017	0.00%			16	15.43			250	3.30%	17.61%
RIF Moderate Strategy (RLVLMS)
2021	0.00%			19,317	16.96			327,554	4.24%	8.23%
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
2019	0.00%			25	14.72			362	1.22%	12.54%
2018	0.00%			25	13.08			323	4.40%	-4.94%
2017	0.00%			26	13.76			356	2.22%	9.90%
RIF Strategic Bond (RLVSB)
2021	0.00%			18,228	14.20			258,757	0.91%	-1.82%
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
2019	0.00%			20	13.33			262	2.76%	9.19%
2018	0.00%			20	12.21			240	2.09%	-0.81%
2017	0.00%			22	12.31			276	1.33%	3.88%
RIF US Small Cap Equity (RLVUSC)
2021	0.00%			1,253	27.92			34,986	0.25%	25.79%
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
2019	0.00%			1	19.69			25	0.57%	23.07%
2018	0.00%			1	16.00			20	0.00%	-11.99%
2017	0.00%			1	18.18			23	0.00%	15.50%
RIF US Strategic Equity (RLVUSE)
2021	0.00%			7,133	36.94			263,471	0.56%	20.40%
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
2019	0.00%			7	24.77			177	1.08%	30.26%
2018	0.00%			7	19.02			137	1.13%	-9.64%
2017	0.00%			10	21.05			210	1.01%	20.84%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2021	0.00%	to	0.15%	1,724,897	24.25	to	64.52	105,049,526	0.00%	17.15%	to	17.33%
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
2018	0.00%	to	0.15%	1,836	11.96	to	31.69	56,065	0.00%	1.44%	to	1.64%
2017	0.00%	to	0.15%	1,723	11.79	to	31.18	53,561	0.00%	17.90%	to	35.86%
T. Rowe Price Equity Income II (TREI2)
2021	0.00%	to	0.15%	747,501	15.97	to	30.84	22,824,474	1.38%	25.03%	to	25.22%
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
2018	0.00%	to	0.15%	694	10.07	to	19.35	13,417	1.79%	-9.77%	to	-9.71%
2017	0.00%	to	0.15%	691	11.16	to	21.43	14,794	1.50%	11.60%	to	15.71%
T. Rowe Price Health Sciences II (TRHS2)
2021	0.00%	to	0.15%	475,294	20.92	to	93.70	37,191,151	0.00%	12.66%	to	12.83%
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
2018	0.00%	to	0.15%	422	11.20	to	49.95	20,097	0.00%	0.72%	to	0.87%
2017	0.00%	to	0.15%	387	11.12	to	49.52	18,197	0.00%	11.20%	to	27.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Limited-Term Bond II (TRLT2)
2021	0.00%	to	0.15%	1,367,360	10.91	to	13.45	18,134,829	1.07%	-0.28%	to	-0.13%
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
2018	0.00%	to	0.15%	1,172	10.09	to	12.38	14,423	1.80%	0.80%	to	0.90%
2017	0.00%	to	0.15%	564	10.01	to	12.27	6,911	1.22%	0.10%	to	0.82%
Third Avenue Value (TAVV)
2021	0.00%			141,208	19.24			2,716,702	0.69%	22.07%
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
2019	0.00%			105	16.15			1,701	0.29%	11.01%	to	12.46%
2018	0.00%	to	1.30%	120	8.52	to	18.43	1,724	1.84%	-21.37%	to	-20.31%
2017	0.00%	to	1.30%	129	10.71	to	23.44	2,325	0.60%	7.10%	to	13.55%
Timothy Plan Conservative Growth VS (TPVCGP)
2021	0.00%			71,901	17.69			1,272,267	0.67%	7.93%
2020	0.00%			129,148	16.40			2,117,404	0.92%	8.24%
2019	0.00%			93	15.15			1,408	0.82%	15.68%
2018	0.00%	to	0.15%	68	9.64	to	13.09	893	1.26%	-8.97%	to	-8.78%
2017	0.00%	to	0.15%	86	10.59	to	14.35	1,235	0.00%	5.90%	to	9.29%
Timothy Plan Strategic Growth VS (TPVSGP)
2021	0.00%			143,291	19.97			2,861,228	1.01%	12.52%
2020	0.00%	to	0.15%	72,399	12.39	to	17.75	1,272,696	0.51%	9.01%	to	9.18%
2019	0.00%			79	16.25			1,277	0.72%	19.78%
2018	0.00%	to	0.15%	88	9.50	to	13.57	1,198	0.93%	-12.04%	to	-11.88%
2017	0.00%	to	0.15%	145	10.80	to	15.40	2,230	0.38%	8.00%	to	12.08%
VanEck VIP Global Gold Class S (VVGGS)
2021	0.00%	to	0.15%	573,020	12.56	to	14.93	7,212,945	10.99%	-14.14%	to	-14.01%
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
2018	0.00%	to	0.15%	426	7.59	to	9.07	3,241	3.70%	-16.64%	to	-16.59%
2017	0.00%	to	0.15%	425	9.10	to	10.88	3,870	5.15%	8.80%	to	12.76%
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
2021	0.00%	to	0.15%	81,993	11.62	to	16.15	1,311,113	4.92%	-4.20%	to	-4.05%
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
2018	0.00%	to	1.30%	79	9.92	to	15.95	1,080	7.24%	-7.32%	to	-6.16%
2017	0.00%	to	1.30%	97	10.58	to	17.21	1,414	1.37%	5.80%	to	12.29%
VanEck VIP Emerging Markets Initial Cl (VWEM)
2021	0.00%	to	1.30%	834,048	12.97	to	34.33	26,910,311	0.87%	-13.01%	to	-11.87%
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
2018	0.00%	to	1.30%	913	9.65	to	25.44	22,769	0.28%	-24.47%	to	-23.47%
2017	0.00%	to	1.30%	990	12.63	to	33.24	32,370	0.33%	26.30%	to	51.02%
VanEck VIP Global Resources Initial Cl (VWHA)
2021	0.00%	to	1.30%	310,487	12.21	to	27.73	7,179,187	0.30%	17.38%	to	18.92%
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%
2018	0.00%	to	1.30%	160	7.74	to	18.19	2,431	0.00%	-29.22%	to	-28.27%
2017	0.00%	to	1.30%	185	10.81	to	25.70	3,918	0.00%	-2.95%	to	8.10%
Vanguard VIF Balanced (VVB)
2021	0.00%	to	0.50%	9,898,751	16.76	to	32.70	224,203,693	1.68%	18.42%	to	19.02%
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
2018	0.00%	to	0.50%	6,483	10.54	to	20.27	94,417	2.25%	-3.92%	to	-3.38%
2017	0.00%	to	0.50%	5,617	10.97	to	20.98	86,269	2.09%	9.70%	to	14.71%
Vanguard VIF Conservative Allocation (VVCA)
2021	0.35%	to	0.50%	2,691,279	12.53	to	12.58	33,787,153	1.38%	5.46%	to	5.62%
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%	****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Capital Growth (VVCG)
2021	0.00%	to	0.50%	2,142,725	20.44	to	52.50	68,868,356	0.85%	20.94%	to	21.54%
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
2018	0.00%	to	0.50%	1,784	11.49	to	29.07	33,610	0.86%	-1.63%	to	-1.16%
2017	0.00%	to	0.50%	1,749	11.68	to	29.41	33,817	0.95%	16.80%	to	28.82%
Vanguard VIF Diversified Value (VVDV)
2021	0.00%	to	0.50%	2,052,139	17.72	to	34.17	48,274,795	1.00%	29.82%	to	30.47%
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%
2018	0.00%	to	0.50%	1,074	9.81	to	18.64	14,100	2.56%	-9.59%	to	-9.12%
2017	0.00%	to	0.50%	1,047	10.85	to	20.51	16,048	3.04%	8.50%	to	13.13%
Vanguard VIF Equity Income (VVEI)
2021	0.00%	to	0.50%	8,055,735	16.74	to	44.04	206,497,213	1.85%	24.70%	to	25.33%
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
2018	0.00%	to	0.50%	5,391	10.55	to	27.35	95,621	2.21%	-6.47%	to	-5.98%
2017	0.00%	to	0.50%	4,099	11.28	to	29.09	80,413	2.30%	12.80%	to	18.25%
Vanguard VIF Equity Index (VVEIX)
2021	0.00%	to	0.50%	14,527,512	21.10	to	44.88	436,908,827	1.17%	27.91%	to	28.55%
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
2018	0.00%	to	0.50%	10,370	10.74	to	22.50	161,865	1.55%	-4.96%	to	-4.50%
2017	0.00%	to	0.50%	7,627	11.30	to	23.56	128,915	1.56%	13.00%	to	21.69%
Vanguard VIF Growth (VVG)
2021	0.00%	to	0.50%	4,114,601	25.78	to	65.24	150,087,121	0.03%	17.27%	to	17.86%
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
2018	0.00%	to	0.50%	2,387	11.59	to	28.91	40,943	0.00%	-0.34%	to	0.21%
2017	0.00%	to	0.50%	1,926	11.63	to	28.85	34,350	0.00%	16.30%	to	30.90%
Vanguard VIF Global Bond Index (VVGBI)
2021	0.35%	to	0.50%	2,754,130	10.87	to	10.91	30,051,516	1.37%	-2.33%	to	-2.18%
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%	****
Vanguard VIF Total Bond Market Index (VVHGB)
2021	0.00%	to	0.50%	44,612,933	11.43	to	16.49	575,974,912	1.94%	-2.21%	to	-1.72%
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
2018	0.00%	to	0.50%	21,041	10.10	to	14.35	244,123	2.17%	-0.59%	to	-0.14%
2017	0.00%	to	0.50%	15,604	10.16	to	14.37	185,708	2.13%	1.60%	to	3.53%
Vanguard VIF High Yield Bond (VVHYB)
2021	0.00%	to	0.50%	4,757,537	12.44	to	22.20	73,580,408	4.11%	3.16%	to	3.68%
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%
2018	0.00%	to	0.50%	3,021	9.96	to	17.52	38,232	4.87%	-3.30%	to	-2.72%
2017	0.00%	to	0.50%	3,051	10.30	to	18.01	40,691	4.31%	3.00%	to	7.01%
Vanguard VIF International (VVI)
2021	0.00%	to	0.50%	8,859,048	21.03	to	29.06	215,578,073	0.27%	-2.03%	to	-1.54%
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
2018	0.00%	to	0.50%	9,478	10.49	to	14.27	115,371	0.73%	-13.02%	to	-12.61%
2017	0.00%	to	0.50%	7,207	12.06	to	16.33	101,636	0.92%	20.60%	to	42.62%
Vanguard VIF Moderate Allocation (VVMA)
2021	0.35%	to	0.50%	2,138,904	13.36	to	13.42	28,684,086	1.24%	9.52%	to	9.69%
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
2019	0.35%			305	10.79			3,286	0.00%	7.90%			****
Vanguard VIF Mid-Cap Index (VVMCI)
2021	0.00%	to	0.50%	6,970,823	18.87	to	52.46	187,858,423	1.04%	23.74%	to	24.36%
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
2018	0.00%	to	0.50%	4,473	9.97	to	27.30	67,598	1.12%	-9.77%	to	-9.33%
2017	0.00%	to	0.50%	3,450	11.05	to	30.11	60,430	1.04%	10.50%	to	19.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF REIT Index (VVREI)
2021	0.00%	to	0.50%	5,329,642	16.37	to	44.13	138,483,548	1.91%	39.51%	to	40.21%
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
2018	0.00%	to	0.50%	4,174	9.67	to	25.69	67,849	2.74%	-5.84%	to	-5.34%
2017	0.00%	to	0.50%	3,483	10.27	to	27.14	62,103	2.35%	2.70%	to	4.79%
Vanguard VIF Small Company Growth (VVSCG)
2021	0.00%	to	0.50%	1,230,860	18.42	to	51.34	33,463,717	0.38%	13.65%	to	14.22%
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
2018	0.00%	to	0.50%	2,333	10.37	to	28.48	34,885	0.35%	-7.74%	to	-7.26%
2017	0.00%	to	0.50%	1,946	11.24	to	30.71	32,655	0.43%	12.40%	to	23.43%
Vanguard VIF Short-Term Investment Grade (VVSTC)
2021	0.00%	to	0.50%	26,977,350	11.05	to	14.91	326,647,862	1.97%	-0.95%	to	-0.45%
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
2018	0.00%	to	0.50%	18,027	10.11	to	13.43	203,043	1.60%	0.60%	to	1.05%
2017	0.00%	to	0.50%	12,311	10.05	to	13.29	140,466	1.86%	0.50%	to	2.07%
Vanguard VIF Total International Stock Market Index (VVTISI)
2021	0.35%	to	0.50%	7,728,983	12.84	to	12.89	99,593,374	1.55%	7.99%	to	8.15%
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%	****
Vanguard VIF Total Stock Market Index (VVTSM)
2021	0.00%	to	0.50%	14,805,459	20.69	to	44.58	437,772,571	1.14%	25.01%	to	25.64%
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
2018	0.00%	to	0.50%	10,625	10.61	to	22.51	164,537	1.45%	-5.77%	to	-5.34%
2017	0.00%	to	0.50%	8,618	11.26	to	23.78	146,131	1.73%	12.60%	to	20.96%
Virtus SGA International Growth - Class A (VRVDIA)
2021	0.00%			109,247	16.56			1,809,572	0.00%	8.32%
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
2018	0.00%	to	0.15%	105	9.17	to	10.43	1,095	2.82%	-16.79%	to	-16.69%
2017	0.00%	to	0.15%	127	11.02	to	12.52	1,587	1.66%	10.20%	to	15.93%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2021	0.00%	to	0.15%	348,489	17.86	to	32.97	11,166,341	0.87%	46.19%	to	46.41%
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%
2018	0.00%	to	0.15%	256	9.77	to	17.95	4,584	1.67%	-6.69%	to	-6.51%
2017	0.00%	to	0.15%	235	10.47	to	19.20	4,515	1.48%	4.70%	to	5.96%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2021	0.00%	to	0.15%	741,385	11.84	to	16.05	11,841,001	2.74%	0.92%	to	1.07%
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%
2018	0.00%	to	0.15%	676	10.00	to	13.49	9,108	3.43%	-2.82%	to	-2.67%
2017	0.00%	to	0.15%	993	10.29	to	13.86	13,756	4.94%	2.90%	to	6.70%
Allspring VT Discovery - Class 2 (SVDF)
2021	0.00%	to	1.30%	136,756	22.52	to	85.55	10,937,741	0.00%	-6.27%	to	-5.04%
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
2018	0.00%	to	1.30%	122	10.54	to	39.84	4,596	0.00%	-8.25%	to	-7.07%
2017	0.00%	to	1.30%	123	11.35	to	42.87	5,189	0.00%	13.50%	to	29.13%
Allspring VT Opportunity - Class 2 (SVOF)
2021	0.00%	to	0.15%	19,743	20.52	to	57.04	1,069,003	0.04%	24.59%	to	24.78%
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
2018	0.00%	to	1.30%	34	10.38	to	32.72	982	0.00%	-8.35%	to	-7.14%
2017	0.00%	to	1.30%	34	11.20	to	35.70	1,037	0.65%	12.00%	to	20.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Westchester Merger Fund VL (MGRFV)
2021	0.00%	to	0.15%	1,839,400	12.38	to	14.48	26,592,404	0.00%	0.93%	to	1.08%
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%
2018	0.00%	to	0.15%	1,704	10.79	to	12.56	21,400	0.91%	6.94%	to	7.08%
2017	0.00%	to	0.15%	1,134	10.09	to	11.73	13,307	0.00%	0.90%	to	2.53%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corporation)

2021 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568	Telephone +1 614 249 2300 Fax +1 614 249 2348 kpmg.com

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for the each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

April 21, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$391,731	$ 426,086
Stocks	21,250	21,601
Mortgage loans, net of allowance	5,974	7,804
Policy loans	4,872	5,269
Cash, cash equivalents and short-term investments	103,611	50,020
Other invested assets	-	135

Total invested assets	$527,438	$ 510,915
Accrued investment income	3,441	3,724
Deferred federal income tax assets, net	13,284	10,688
Other assets	6,636	9,488
Separate account assets	10,256,187	8,433,201

Total admitted assets	$10,806,986	$ 8,968,016

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$271,119	$ 263,755
Funds withheld and other payables on reinsurance	131,998	135,929
Borrowed money	17,936	33,732
Asset valuation reserve	3,664	3,428
Interest maintenance reserve	875	1,770
Other liabilities	22,777	14,525
Accrued transfers from separate accounts	(165)	(103)
Separate account liabilities	10,256,187	8,433,201

Total liabilities	$10,704,391	$ 8,886,237

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$ 5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	55,421	34,605

Total capital and surplus	$102,595	$ 81,779

Total liabilities, capital and surplus	$10,806,986	$ 8,968,016

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2021	2020	2019

Revenues
Premiums and annuity considerations	$1,388,558	$988,559	$1,026,003
Net investment income	16,894	16,858	19,931
Amortization of interest maintenance reserve	900	1,159	1,731
Other revenues	25,004	20,574	18,339
Total revenues	$1,431,356	$1,027,150	$1,066,004

Benefits and expenses
Benefits to policyholders and beneficiaries	$643,229	$596,773	$535,828
(Decrease) increase in reserves for future policy benefits and claims	(2,225)	870	(2,198)
Net transfers to separate accounts	758,484	403,098	505,312
Decrease in funds withheld	7,530	5,774	8,465
Other expenses	4,560	6,644	9,256
Total benefits and expenses	$1,411,578	$1,013,159	$1,056,663

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$19,778	$13,991	$9,341
Federal income tax expense (benefit)	1,954	(1,982)	762

Income before net realized capital gains (losses) on investments	$17,824	$15,973	$8,579
Net realized capital gains (losses) on investments, net of federal income tax expense of $322, $137 and $210 in 2021, 2020 and 2019, respectively, and excluding $106, $261 and $(502) of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	150	(872)	(16)
Net income	$17,974	$15,101	$8,563

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2018	$5,009	$42,165	$(4,513)	$42,661

Net income	-	-	8,563	8,563
Change in asset valuation reserve	-	-	(211)	(211)
Change in net unrealized capital gains and losses net of tax benefit of $3	-	-	145	145
Change in deferred income taxes	-	-	5,093	5,093
Change in nonadmitted assets	-	-	(3,914)	(3,914)
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337

Change in reserve on account of change in valuation basis			10,567	10,567
Balance as of January 1, 2020	5,009	42,165	15,730	62,904

Net income	-	-	15,101	15,101
Change in asset valuation reserve	-	-	(12)	(12)
Change in net unrealized capital gains and losses net of tax benefit of $2	-	-	(1)	(1)
Change in deferred income taxes	-	-	1,235	1,235
Change in nonadmitted assets	-	-	2,552	2,552
Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779

Cumulative effect of change in accounting principle			597	597
Balance as of January 1, 2021	5,009	42,165	35,202	82,376

Net income	-	-	17,974	17,974
Change in asset valuation reserve	-	-	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	-	-	(229)	(229)
Change in deferred income taxes	-	-	2,071	2,071
Change in nonadmitted assets	-	-	638	638
Balance as of December 31, 2021	$5,009	$42,165	$55,421	$102,595

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2021	2020	2019

Cash flows from operating activities
Premiums collected, net of reinsurance	$1,388,558	$988,559	$1,026,003
Net investment income	16,715	16,519	19,337
Other revenue	24,947	22,710	17,849
Policy benefits and claims paid	(642,124)	(596,247)	(535,084)
Commissions, operating expenses and taxes, other than federal income tax paid	(12,442)	(13,016)	(17,257)
Net transfers to separate accounts	(758,546)	(403,433)	(504,913)
Federal income taxes paid	(1,306)	(77)	(214)
Net cash provided by operating activities	$15,802	$15,015	$5,721

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$53,090	$38,026	$55,565
Mortgage loans	1,923	969	2,115
Other invested assets	141	-	37
Investment proceeds	$55,154	$38,995	$57,717
Cost of investments acquired
Bonds and stocks	$(16,971)	$(27,337)	$(23,534)
Miscellaneous applications	-	-	(51)
Investments acquired	$(16,971)	$(27,337)	$(23,585)
Net decrease in policy loans	412	449	555
Net cash provided by investing activities	$38,595	$12,107	$34,687

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$9,606	$6,191	$(1,285)
Net change in borrowed money	(15,796)	(12,467)	(26,544)
Other cash provided (used)	5,384	(2,223)	(7,779)
Net cash used in financing activities and other miscellaneous sources	$(806)	$(8,499)	$(35,608)

Net increase in cash, cash equivalents and short-term investments	$53,591	$18,623	$4,800
Cash, cash equivalents and short-term investments at beginning of year	50,020	31,397	26,597
Cash, cash equivalents and short-term investments at end of year	$103,611	$50,020	$31,397

Non-cash activities
Exchange of bond investments	$-	$7,573	$28,059

See accompanying notes to statutory financial statements.

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the State of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in ten mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 30.77% as of December 31, 2021. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. (“SSAP”) 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020 and December 31, 2019.

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus.

The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through April 21, 2022, the date the statutory financial statements were issued.

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,047	$-	$2,047	0%
At book value less current surrender charge of 5% or more	532	-	-	532	0%
At fair value	-	-	10,218,214	10,218,214	97%

Total with market value adjustment or at fair value	$532	$2,047	$10,218,214	$10,220,793	97%
At book value without adjustment (minimal or no charge or adjustment)	303,091	-	-	303,091	3%
Not subject to discretionary withdrawal	14,540	-	488	15,028	0%

Total, gross	$318,163	$2,047	$10,218,702	$10,538,912	100%
Less: Reinsurance ceded	(135,510)	-	-	(135,510)

Total, net	$182,653	$2,047	$10,218,702	$10,403,402

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$183	$-	$-	$183

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,075	$-	$2,075	0%
At book value less current surrender charge of 5% or more	421	-	-	421	0%
At fair value	-	-	8,399,290	8,399,290	96%

Total with market value adjustment or at fair value	$421	$2,075	$8,399,290	$8,401,786	96%
At book value without adjustment (minimal or no charge or adjustment)	309,144	-	-	309,144	4%
Not subject to discretionary withdrawal	14,488	-	466	14,954	0%

Total, gross	$324,053	$2,075	$8,399,756	$8,725,884	100%
Less: Reinsurance ceded	(139,810)	-	-	(139,810)

Total, net	$184,243	$2,075	$8,399,756	$8,586,074

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$198	$-	$-	$198

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
At fair value	-	-	35,273	35,273	43%
Total with market value adjustment or at fair value	$-	$-	$35,273	$35,273	43%
At book value without adjustment (minimal or no charge or adjustment)	46,625	-	-	46,625	57%
Total, gross	$46,625	$-	$35,273	$81,898	100%
Less: Reinsurance ceded	(1,160)	-	-	(1,160)
Total, net	$45,465	$-	$35,273	$80,738

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2020
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$20	$-	$-	$20	0%
At fair value	-	-	31,247	31,247	40%
Total with market value adjustment or at fair value	$20	$-	$31,247	$31,267	40%
At book value without adjustment (minimal or no charge or adjustment)	47,362	-	-	47,362	60%
Total, gross	$47,382	$-	$31,247	$78,629	100%
Less: Reinsurance ceded	(1,264)	-	-	(1,264)
Total, net	$46,118	$-	$31,247	$77,365

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$17	$-	$-	$17

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$37,973	$-	$-	$37,973	71%
Not subject to discretionary withdrawal	15,446	-	-	15,446	29%
Total, gross	$53,419	$-	$-	$53,419	100%
Less: Reinsurance ceded	(10,417)	-	-	(10,417)

Total, net	$43,002	$-	$-	$43,002

December 31, 2020
At book value without adjustment (minimal or no charge or adjustment)	$33,696	$-	$-	$33,696	77%
Not subject to discretionary withdrawal	10,342	-	-	10,342	23%
Total, gross	$44,038	$-	$-	$44,038	100%
Less: Reinsurance ceded	(10,643)	-	-	(10,643)

Total, net	$33,395	$-	$-	$33,395

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$214,084	$216,438
Supplemental contracts with life contingencies, net	14,033	13,923
Deposit-type contracts	43,002	33,395
Subtotal	$271,119	$263,756

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	10,256,022	8,433,078
Subtotal	$10,256,022	$8,433,078

Total annuity actuarial reserves and deposit fund liabilities, net	$10,527,141	$8,696,834

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$92,166	$165,548	$169,199	$-	$-	$-
Subtotal	$92,166	$165,548	$169,199	$-	$-	$-
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	5,991	-	-	-
Accidental death benefits	-	-	11	-	-	-
Disability - active lives	-	-	39	-	-	-
Disability - disabled lives	-	-	3,220	-	-	-
Miscellaneous reserves	-	-	2,216	-	-	-
Total, gross	$92,166	$165,548	$180,676	$-	$-	$-
Less: reinsurance ceded	(92,166)	(165,548)	(180,676)	-	-	-

Total, net	$-	$-	$-	$-	$-	$-

December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$97,564	$175,162	$178,940	$-	$-	$-
Variable universal life	-	-	-	20	20	20
Subtotal	$97,564	$175,162	$178,940	$20	$20	$20
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	6,360	-	-	-
Accidental death benefits	-	-	13	-	-	-
Disability - active lives	-	-	51	-	-	-
Disability - disabled lives	-	-	2,395	-	-	-
Miscellaneous reserves	-	-	3,444	-	-	-
Total, gross	$97,564	$175,162	$191,203	$20	$20	$20
Less: reinsurance ceded	(97,564)	(175,162)	(191,204)	-	-	-

Total, net	$-	$-	$(1)	$20	$20	$20

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$-	$(1)
Subtotal	$-	$(1)

Separate accounts annual statement:
Life insurance	$-	$20
Subtotal	$-	$20
Total life actuarial reserves, net	$-	$19

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$10,256,187	$-	$8,433,181	$-
Variable universal life insurance	-	-	20	-

Total	$10,256,187	$-	$8,433,201	$-

The Company does not engage in securities lending transactions within its separate accounts.

The majority of the separate account business of the Company relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$-	$-	$1,384,256	$1,384,256
Reserves
For accounts with assets at:
Fair value	$-	$2,047	$-	$10,253,975	$10,256,022

Total reserves	$-	$2,047	$-	$10,253,975	$10,256,022
By withdrawal characteristics:
With market value adjustment	$-	$2,047	$-	$-	$2,047
At fair value	-	-	-	10,253,487	10,253,487
Subtotal	$-	$2,047	$-	$10,253,487	$10,255,534
Not subject to discretionary withdrawal	-	-	-	488	488

Total reserves[1]	$-	$2,047	$-	$10,253,975	$10,256,022

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,256,187 in the statutory statements of admitted assets, liabilities, capital and surplus by $165, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$-	$-	$984,333	$984,333
Reserves
For accounts with assets at:
Fair value	$-	$2,075	$-	$8,431,023	$8,433,098

Total reserves	$-	$2,075	$-	$8,431,023	$8,433,098
By withdrawal characteristics:
With market value adjustment	$-	$2,075	$-	$-	$2,075
At fair value	-	-	-	8,430,557	8,430,557
Subtotal	$-	$2,075	$-	$8,430,557	$8,432,632
Not subject to discretionary withdrawal	-	-	-	466	466

Total reserves[1]	$-	$2,075	$-	$8,431,023	$8,433,098

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,433,201 in the statutory statements of admitted assets, liabilities, capital and surplus by $103, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,384,256	$984,333	$1,027,665
Transfers from separate accounts	628,075	582,012	519,273
Net transfers to separate accounts	$756,181	$402,321	$508,392
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	2,713	1,290	(3,016)
Other miscellaneous adjustments not included in the general account balance	(410)	(513)	(64)

Transfers as reported in the statutory statements of operations	$758,484	$403,098	$505,312

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$8,978	$486	$7	$9,457
Political subdivisions and special revenues	13,719	1,195	22	14,892
Industrial and miscellaneous	281,679	28,845	671	309,853
Loan-backed and structured securities	87,355	4,168	375	91,148
Total bonds	$391,731	$34,694	$1,075	$425,350
Common stocks unaffiliated	6,493	-	-	6,493
Preferred stocks unaffiliated	8,079	-	-	8,079
Total unaffiliated stocks[1]	$14,572	$-	$-	$14,572
Total bonds and unaffiliated stocks	$406,303	$34,694	$1,075	$439,922

December 31, 2020
Bonds:
U.S. Government	$9,942	$960	$-	$10,902
Political subdivisions and special revenues	14,107	1,476	37	15,546
Industrial and miscellaneous	292,388	44,090	388	336,090
Loan-backed and structured securities	109,649	6,574	429	115,794
Total bonds	$426,086	$53,100	$854	$478,332
Common stocks unaffiliated	6,474	-	-	6,474
Preferred stocks unaffiliated	8,422	767	12	9,177
Total unaffiliated stocks[1]	$14,896	$767	$12	$15,651
Total bonds and unaffiliated stocks	$440,982	$53,867	$866	$493,983

1	Excludes affiliated common stocks with a carrying value of $6,678 and $6,705 as of December 31, 2021 and 2020, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $10,207 and $11,775 as of December 31, 2021 and 2020, respectively.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$7,223	$7,293
Due after one year through five years	107,811	115,636
Due after five years through ten years	81,939	87,407
Due after ten years	107,403	123,866
Total bonds excluding loan-backed and structured securities	$304,376	$334,202
Loan-backed and structured securities	87,355	91,148

Total bonds	$391,731	$425,350

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total

(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S Government	$595	$7	$-	$-	$595	$7
Political subdivisions and special revenues	-	-	4,016	22	4,016	22
Industrial and miscellaneous	20,341	248	4,251	423	24,592	671
Loan-backed and structured securities	10,723	199	2,387	176	13,110	375
Total bonds	$31,659	$454	$10,654	$621	$42,313	$1,075
Preferred stocks	$167	$-	$-	$-	$167	$-
Total bonds and stocks	$31,826	$454	$10,654	$621	$42,480	$1,075

December 31, 2020
Bonds:
Political subdivisions and special revenues	$668	$12	$4,390	$25	$5,058	$37
Industrial and miscellaneous	889	29	4,853	359	5,742	388
Loan-backed and structured securities	9,021	305	4,070	124	13,091	429
Total bonds	$10,578	$346	$13,313	$508	$23,891	$854
Preferred stocks	$989	$12	$-	$-	$989	$12
Total bonds and stocks	$11,567	$358	$13,313	$508	$24,880	$866
As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio

(in thousands)	Less than 90%	90% or greater	Total
December 31, 2021
Apartment	$659	$-	$ 659
Industrial	824	-	824
Office	1,194	-	1,194
Retail	3,024	-	3,024
Other	273	-	273

Total	$5,974	$-	$ 5,974
Weighted average ratio	43%	n/a	43%

December 31, 2020
Apartment	$1,521	$-	$ 1,521
Industrial	1,053	-	1,053
Office	1,573	-	1,573
Retail	3,350	-	3,350
Other	307	-	307

Total	$7,804	$-	$ 7,804
Weighted average ratio	47%	n/a	47%

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 17.7% and 29.6%, respectively, in a geographic region in the U.S. and no more than 8.5% and 6.7%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2021 and 2020. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2021 and 2020. As of December 31, 2021 and 2020, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Bonds	$16,898	$16,847	$19,845
Preferred stock	505	520	558
Common stock	19	76	173
Mortgage loans	415	463	559
Policy loans	293	341	387
Other	3	65	288
Gross investment income	$18,133	$18,312	$21,810
Interest expense	(675)	(845)	(1,182)
Investment expenses	(564)	(609)	(697)

Net investment income	$16,894	$16,858	$19,931

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Gross gains on sales	$1,038	$277	$572
Gross losses on sales	(460)	(32)	(880)
Net realized gains (losses) on sales	$578	$245	$(308)
Other-than-temporary impairments	-	(719)	-
Total net realized capital (losses) gains	$578	$(474)	$(308)
Tax expense	(322)	(137)	(210)
Net realized capital (losses) gains, net of tax	$256	$(611)	$(518)
Less: Realized (gains) losses transferred to the IMR	(106)	(261)	502
Net realized capital losses, net of tax and transfers to the IMR	$150	$(872)	$(16)

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $572 and $865, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2021, 2020 and 2019.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2021 and 2020:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2021
Assets
Preferred stocks unaffiliated	$-	$8,079	$-	$8,079
Common stocks unaffiliated	-	6,493	-	6,493
Separate account assets	10,256,187	-	-	10,256,187

Assets at fair value	$10,256,187	$14,572	$-	$10,270,759

December 31, 2020
Assets
Common stocks unaffiliated	$-	$6,474	$-	$6,474
Separate account assets	8,433,201	-	-	8,433,201

Assets at fair value	$8,433,201	$6,474	$-	$8,439,675

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2021
Assets
Bonds[1,2]	$9,457	$404,049	$11,844	$425,350	$391,731
Mortgage loans, net of allowance	-	-	5,974	5,974	5,974
Policy loans	-	-	4,872	4,872	4,872
Cash, cash equivalents and short-term investments	95,888	7,723	-	103,611	103,611
Total assets	$105,345	$411,772	$22,690	$539,807	$506,188
Liabilities
FHLB advances	$-	$-	$17,899	$17,899	$17,899
Total liabilities	$-	$-	$17,899	$17,899	$17,899
December 31, 2020
Assets
Bonds[2]	$58,015	$408,057	$12,260	$478,332	$426,086
Preferred stocks unaffiliated	-	9,177	-	9,177	8,422
Mortgage loans, net of allowance	-	-	7,804	7,804	7,804
Policy loans	-	-	5,269	5,269	5,269
Cash, cash equivalents and short-term investments	46,547	3,473	-	50,020	50,020
Total assets	$104,562	$420,707	$25,333	$550,602	$497,601
Liabilities
FHLB advances	$-	$-	$33,669	$33,669	$33,669
Total liabilities	$-	$-	$33,669	$33,669	$33,669

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$31,753	$	$31,753
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$31,753	$-	$31,753
Less: Deferred tax assets nonadmitted	17,376		17,376
Net admitted deferred tax assets	$14,377	$-	$14,377
Less: Deferred tax liabilities	945	148	1,093

Net admitted deferred tax assets	$13,432	$(148)	$13,284

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,099	$9	$30,108
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,099	$9	$30,108
Less: Deferred tax assets nonadmitted	18,000	6	18,006
Net admitted deferred tax assets	$12,099	$3	$12,102
Less: Deferred tax liabilities	1,414	-	1,414

Net admitted deferred tax assets	$10,685	$3	$10,688

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2021	2020	Change
Adjusted gross deferred tax assets	$31,753	$30,108	$1,645
Total deferred tax liabilities	1,093	1,414	(321)
Net deferred tax assets	$30,660	$28,694	$1,966
Less: Tax effect of unrealized gains			54
Less: Prior period adjustment			(159)

Change in deferred income tax			$2,071

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$13,284	$-	$13,284
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,093	-	1,093

Admitted deferred tax assets	$14,377	$-	$14,377

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	10,685	-	10,685
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,414	-	1,414

Admitted deferred tax assets	$12,099	$3	$12,102

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $13,397 and $10,685, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $89,312 and $71,091 as of December 31, 2021 and 2020, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,486% and 1,325% as of December 31, 2021 and 2020, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2021 and 2020.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2021 and 2020.

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$566	$761	$(195)
Investments	-	-	-
Deferred acquisition costs	24,196	21,935	2,261
Fixed assets	8	9	(1)
Receivables - nonadmitted	1	-	1
Net operating loss carry-forward	1,725	2,156	(431)
Tax credit carry-forwards	5,170	5,142	28
Other	87	96	(9)
Subtotal	$31,753	$30,099	$1,654
Nonadmitted	17,376	18,000	(624)
Admitted ordinary deferred tax assets	$14,377	$12,099	$2,278
Capital:
Investments	-	9	(9)
Subtotal	$-	$9	$(9)
Nonadmitted	$-	$6	$(6)
Admitted capital deferred tax assets	$-	$3	$(3)
Admitted deferred tax assets	$14,377	$12,102	$2,275

Deferred tax liabilities
Ordinary:
Investments	$15	$20	$(5)
Policyholder reserves	930	1,394	(464)
Subtotal	$945	$1,414	$(469)
Capital:
Investments	148	-	148
Subtotal	$148	$-	$148
Deferred tax liabilities	$1,093	$1,414	$(321)
Net deferred tax assets	$13,284	$10,688	$2,596

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Current income tax (benefit) expense	$2,276	$(1,845)	$972
Change in deferred income tax (without tax on unrealized gains and losses)	(2,071)	(1,235)	(5,093)

Total income tax expense (benefit) reported	$205	$(3,080)	$(4,121)

Income before income and capital gains (losses) taxes	$20,250	$13,256	$9,534
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$4,253	$2,784	$2,002
Decrease in actual tax reported resulting from:
Dividends received deduction	(3,023)	(3,275)	(2,032)
Nondeductible expenses for meals, penalties and lobbying	32	6	-
Amortization of interest maintenance reserve	(167)	(188)	-
Change in non-admitted	2	(5)	(4)
Tax-exempt income	5	4	(12)
Tax credits	(926)	(2,314)	(3,646)
Change in reserve valuation basis	-	2,219	-
Loss carryback rate differential	-	(409)	-
Return to accrual adjustment	-	(1,927)	-
Other	29	25	(429)

Total income tax expense (benefit) reported	$205	$(3,080)	$(4,121)

The Company incurred $322 and $134 in federal income tax expense in 2021 and 2020 respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2008	2022
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$780	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$142	2020	2030
Foreign tax credits	$1,779	2021	2031

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

31

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $5,774 and $5,093 in membership stock and as part of the agreement, purchased and held an additional $719 and $1,381 in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $17,899 and $33,669 as of December 31, 2021 and 2020, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $23,111 (0.2% of total admitted assets) as of December 31, 2021 and $32,723 (0.4% of total admitted assets) as of December 31, 2020, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $197,153 and $208,121 as of December 31, 2021 and 2020, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $130,706 and $135,200 as of December 31, 2021 and 2020, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds were reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2021, 2020 and 2019, the Company’s operating expenses allocated under these agreements and reflected in the accompanying statutory basis statements of operations were $23,026, $20,394 and $20,666, respectively.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2021, 2020 and 2019 under these agreements was $1,680, $1,393 and $1,487, respectively.

Amounts on deposit with NCMC for the benefit of the Company were $7,723 and $3,473 as of December 31, 2021 and 2020, respectively. As of December 31, 2021, amounts on deposit with NCMC were comprised of $7,332 of cash equivalents and $391 of short-term investments.

32

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2021 was $102,596, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2021 was $19,778. As of January 1, 2022, the Company had the ability to pay dividends of $10,260 without obtaining prior regulatory approval.

33

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Schedule I	Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$8,978	$9,457	$8,978
Obligations of states and political subdivisions	14,219	15,480	14,219
Public utilities	21,383	23,353	21,383
All other corporate, mortgage-backed and asset-backed securities	347,151	377,060	347,151
Total bonds	$391,731	$425,350	$391,731
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,493	6,493	6,493
Nonredeemable preferred stocks	7,579	8,079	8,079
Total stocks[1]	$14,072	$14,572	$14,572
Mortgage loans	5,974		5,974
Cash, cash equivalents and short-term investments	103,611		103,611
Policy loans[2]	5,103		4,872

Total invested assets	$520,491		$520,760

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,678 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $231 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

34

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Schedule IV	Reinsurance

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021
Life insurance in force	$996,707	$(996,707)	$-	$-	-
Life insurance premiums[1]	$12,554	$(12,554)	$-	$-	-

2020
Life insurance in force	$1,077,410	$(1,077,259)	$-	$151	-
Life insurance premiums[1]	$13,273	$(13,273)	$-	$-	-

2019
Life insurance in force	$1,182,386	$(1,182,235)	$-	$151	-
Life insurance premiums[1]	$13,974	$(13,974)	$-	$-	-

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

35

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Schedule V	Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2021
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2020
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2019
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

36

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolutions of the Board of Directors
1)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
2)	Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution Contracts.
1)	Underwriting Agreement.
(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment to Principal Underwriter’s Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)	Form of Selling Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
d)	Variable Annuity Contracts.
1)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)	Form of Group Contract - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
3)	Form of Group Certificate - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
4)	Form of Endorsement Amending MVA Provision - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
5)	Form of IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
6)	Form of Roth IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
7)	Form of JSA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
8)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
9)	Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
10)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.
11)	Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
12)	Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
13)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
1

14)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
15)	Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
16)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
17)	Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
18)	Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
19)	Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
20)	Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
e)	Applications.
1)	Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)	Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
3)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
4)	Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
5)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
6)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
7)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
8)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
f)	Certificates of Incorporation.
1)	Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)	Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
g)	Not Applicable.
h)	Participation Agreements.
1)
(i)	Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2

(ii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
2)
(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
3)
(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
3

(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
4)
(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
5)
4

(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
6)
(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
7)
(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
5

(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
8)
(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
9)
(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
10)
(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.
6

(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
11)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.
12)
7

(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.
13)
(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
8

(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
14)
(i)	Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
15)
(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
16)
(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
9

(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
17)
(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
18)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
10

(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference
19)
(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
20)
(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
21)
11

(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
22)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
23)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
24)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
12

(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
25)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
26)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
27)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
28)
(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iv)	Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.
29)
13

(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
30)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(iii)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
31)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
32)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference .
(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
33)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
34)
14

(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
35)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
36)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
37)
(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
38)
(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
39)
(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
15

(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
40)
(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
41)
(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
42)
(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
43)
(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
44)
(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
16

45)
(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
46)
(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
47)
(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
48)
(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
49)
(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
50)
(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
51)
(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
52)
(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
53)
(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
54)
17

(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
55)
(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
56)
(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
57)
(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
58)
(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
59)
(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
60)
(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
61)
18

(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
62)
(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
63)
(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
64)
(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
65)
(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
66)
(i)	Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.
67)
(i)	Form of Participation Agreement dated June 17, 2021 among Nationwide Financial Services, Inc., Advisors Preferred Trust, and Ceros Financial Services, Inc., filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) and hereby incorporated by reference. Portions of this exhibit have been redacted.
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Mutual Fund Administrative Services Agreement with Advisors Preferred Trust, Advisors Preferred, and Gemini Fund Services dated June 17, 2021, filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) as document d184214dex9930i.htm. Portions of this exhibit have been redacted.
2)	Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
3)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm.
The following administrative contracts are attached hereto.
19

4)	Service Agreement with Fred Alger Management, Inc. dated January 1, 2001. Portions of this exhibit have been redacted.
5)	Letter Agreement with Alliance Bernstein Investments, Inc. dated April 1, 2008, as amended. Portions of this exhibit have been redacted.
6)	Administrative Services Agreement with ALPS Variable Insurance Trust dated May 1, 2008. Portions of this exhibit have been redacted.
7)	Fund Participation and Service Agreement with American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated November 13, 2003, as amended. Portions of this exhibit have been redacted.
8)	Administrative Services Agreement with BlackRock Advisors, LLC dated November 2, 2011, as amended. Portions of this exhibit have been redacted.
9)	Form of Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc. dated November 1, 2011, as amended. Portions of this exhibit have been redacted.
10)	Administrative Services Agreement with The Dreyfus Corporation dated May 1, 2003. Portions of this exhibit have been redacted.
11)	Letter Agreement with Dreyfus Service Corporation dated April 1, 2005. Portions of this exhibit have been redacted.
12)	Rule 12b-1 Related Agreement with Calvert Investment Distributors Inc. Dated April 16, 2014, as amended. Portions of this exhibit have been redacted.
13)	Administrative Services Agreement with Calvert Research and Management dated January 17, 2017. Portions of this exhibit have been redacted.
14)	Services Agreement with Calvert Investment Administrative Services, Inc. and Calvert Investment Services, Inc. dated May 1, 2014, as amended. Portions of this exhibit have been redacted.
15)	Letter Agreement with Credit Suisse Asset Management, LLC dated May 1, 2006. Portions of this exhibit have been redacted.
16)	Service Agreement with Delaware Distributors LP dated June 30, 2015. Portions of this exhibit have been redacted.
17)	Shareholder Services Agreement with Eaton Vance Distributors, Inc. dated May 1, 2010. Portions of this exhibit have been redacted.
18)	Dealer Agreement with Federated Securities Corp. dated January 19, 2007. Portions of this exhibit have been redacted.
19)	Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated November 10, 2010, as amended. Portions of this exhibit have been redacted.
20)	Amended and Restated Service Contract with Fidelity Distributors Corporation dated January 1, 2018. Portions of this exhibit have been redacted.
21)	Administrative Services Agreement with First Eagle Variable Funds dated November 19, 2018. Portions of this exhibit have been redacted.
22)	Distribution and Shareholder Services Agreement with First Eagle Funds Distributors dated January 9, 2009. Portions of this exhibit have been redacted.
23)	Administrative Services Agreement with Franklin Templeton Services, LLC dated November 1, 2008, as amended. Portions of this exhibit have been redacted.
24)	Letter Agreement with Goldman Sachs Asset Management LP dated November 15, 2013, as amended. Portions of this exhibit have been redacted.
25)	Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended. Portions of this exhibit have been redacted.
20

26)	Amended and Restated Distribution Services Agreement with Invesco Distributors, Inc. dated January 1, 2015. Portions of this exhibit have been redacted.
27)	Distribution and Shareholder Services Agreement with Janus Distributors LLC dated October 7, 2005, as amended. Portions of this exhibit have been redacted.
28)	Letter Agreement (Institutional Shares) with Janus Capital Management LLC dated May 1, 2003, as amended. Portions of this exhibit have been redacted.
29)	Letter Agreement (Service Shares) with Janus Capital Management LLC dated October 29, 2012, as amended. Portions of this exhibit have been redacted.
30)	Administrative Services Agreement with John Hancock Investment Management Services, LLC dated September 30, 2015. Portions of this exhibit have been redacted.
31)	JPMorgan Insurance Trust Distribution Fee Agreement with JPMorgan Distribution Services, Inc. dated October 1, 2015. Portions of this exhibit have been redacted.
32)	Supplemental Payment Agreement with JPMorgan Insurance Trust dated October 1, 2015. Portions of this exhibit have been redacted.
33)	Distribution and Servicing Plan Agreement with Lazard Retirement Series, Inc. dated June 23, 2003, as amended. Portions of this exhibit have been redacted.
34)	Amendment to Services Agreement with Lazard Retirement Series, Inc. dated July 24, 2015. Portions of this exhibit have been redacted.
35)	Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated September 26, 2007. Portions of this exhibit have been redacted.
36)	Service Agreement with Lord Abbett Series Fund, Inc. dated January 1, 2000. Portions of this exhibit have been redacted.
37)	Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay) dated May 1, 2017. Portions of this exhibit have been redacted.
38)	Letter Agreement with MFS Fund Distributors, Inc. dated February 6, 2018. Portions of this exhibit have been redacted.
39)	Fund Administrative Services Agreement with Nationwide Fund Management LLC dated May 1, 2017, as amended. Portions of this exhibit have been redacted.
40)	Distribution and Administrative Services Agreement with Neuberger Berman Management Inc. dated April 7, 2004. Portions of this exhibit have been redacted.
41)	Amended and Restated Distribution and Shareholder Services Agreement with Northern Lights Variable Trust dated May 1, 2012. Portions of this exhibit have been redacted.
42)	Fee Letter Agreement for Administrative Services with Northern Lights Variable Trust dated September 26, 2012. Portions of this exhibit have been redacted.
43)	Distribution Services Agreement with Northern Lights Variable Trust dated May 1, 2007. Portions of this exhibit have been redacted.
44)	PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust dated May 1, 2003. Portions of this exhibit have been redacted.
45)	Services Agreement (Admin Class) with Pacific Investment Management Company LLC dated May 1, 2003, as amended. Portions of this exhibit have been redacted.
46)	PIMCO Services Agreement for Institutional Class Shares of PIMCO Variable Insurance Trust with Pacific Investment Management Company LLC dated August 26, 2014, as amended. Portions of this exhibit have been redacted.
47)	Administrative Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010 and Distribution Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010, as amended. Portions of this exhibit have been redacted.
21

48)	Marketing and Administrative Services Agreement with Putnam Retail Management Limited Partnership dated November 12, 2010, as amended. Portions of this exhibit have been redacted.
49)	Agreement with Royce & Associates, LLC dated May 1, 2003. Portions of this exhibit have been redacted.
50)	Marketing and Administrative Services Agreement with Russell Financial Services, Inc. dated May 1, 2011, as amended. Portions of this exhibit have been redacted.
51)	Services Agreement with Rydex Distributors, LLC dated July 27, 2011, as amended. Portions of this exhibit have been redacted.
52)	Fee Letter Agreement for Administrative Services with Timothy Plan and Timothy Partners Ltd dated September 28, 2010. Portions of this exhibit have been redacted.
53)	Distribution and Shareholder Services Agreement with Two Roads Shared Trust dated 2014. Portions of this exhibit have been redacted.
54)	Service Agreement with Two Roads Shared Trust dated January 30, 2015. Portions of this exhibit have been redacted.
55)	Marketing and Administrative Services Agreement with VP Distributors, LLC (Virtus) dated November 2011, as amended. Portions of this exhibit have been redacted.
56)	Fee Letter Agreement and Administrative Services with Wells Fargo Variable Trust and Wells Fargo Funds Distributor dated September 15, 2007, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.
k)	Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus – Attached hereto.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
Chairman and Director	John L. Carter
President and Director	Eric S. Henderson
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Individual Product Solutions Operations and Director	April L. Vandervort
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President and Assistant Secretary	David A. Garman
Vice President – Annuities Marketing	AuBree H. Lucas
Vice President – Chief Financial Officer - Invidual Product Solutions, Life Insurance	Keith D. Wild
Associate Vice President and Treasurer and Director	John A. Reese
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Gayle L. Donato
Associate Vice President – Annuity Distribution - Alternative	Ann M. Raible (1)
Associate Vice President – Annuity Distribution Intelligence	James K. Cameron (1)
Associate Vice President – Annuity Distribution – Registered Investment Advisors	Kevin P. Sullivan (1)
22

Associate Vice President – Nationwide Financial Compliance	Jerrold B. Deleget
Director	Kaitlin Weber
(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
23

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
24

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
25

b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Eric S. Henderson*
Senior Vice President - Head of TaxationSenior Vice President and Secretary	Pamela A. Biesecker*Denise L. Skingle*
Vice President - Tax	Daniel P. Eppley*
Vice President and Assistant Secretary	David A. Garman*
Vice President – Individual Product Solutions Operations	April L. Vandervort*
Associate Vice President and Treasurer	John A. Reese*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.
26

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Jefferson National Life Annuity Account-G
(Registrant)
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director

By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
27